    As filed with the Securities and Exchange Commission on April 26, 2017

                                                 File Nos. 333-47732; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 50                            [X]

                                and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 319                                            [X]


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1156 9/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2017, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Selections" in our marketing materials. This contract (RetireReady/SM/ Selections) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and our Guarantee Account that you should know before investing. (The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.) Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account (if available), or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares


Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:

Goldman Sachs Government Money Market Fund -- Service Shares


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares


State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares


Wells Fargo Variable Trust:

Wells Fargo VT Omega Growth Fund -- Class 2


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Overseas Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Value Opportunities Fund -- Series II shares

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund




/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares


The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax- related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2017, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................  7

Fee Tables................................................. 10
   Examples................................................ 18

Synopsis................................................... 20

Condensed Financial Information............................ 24

The Company................................................ 24

Financial Condition of the Company......................... 24

The Separate Account....................................... 25
   The Portfolios.......................................... 26
   Subaccounts............................................. 27
   Voting Rights........................................... 35
   Asset Allocation Program................................ 35

The Guarantee Account...................................... 44

Charges and Other Deductions............................... 45
   Transaction Expenses.................................... 45
       Surrender Charge.................................... 45
       Exceptions to the Surrender Charge.................. 46
   Deductions from the Separate Account.................... 46
   Charges for the Living Benefit Rider Options............ 46
   Charges for the Death Benefit Rider Options............. 50
   Other Charges........................................... 51

The Contract............................................... 52
   Purchase of the Contract................................ 52
   Ownership............................................... 53
   Assignment.............................................. 53
   Purchase Payments....................................... 54
   Valuation Day and Valuation Period...................... 54
   Allocation of Purchase Payments......................... 54
   Valuation of Accumulation Units......................... 55

Transfers.................................................. 55
   Transfers Before the Annuity Commencement Date.......... 55
   Transfers from the Guarantee Account to the Subaccounts. 55
   Transfers from the Subaccounts to the Guarantee Account. 56
   Transfers Among the Subaccounts......................... 56
   Telephone/Internet Transactions......................... 57
   Confirmation of Transactions............................ 57
   Special Note on Reliability............................. 57
   Transfers by Third Parties.............................. 57
   Special Note on Frequent Transfers...................... 58
   Dollar Cost Averaging Program........................... 59
   Defined Dollar Cost Averaging Program................... 60
   Portfolio Rebalancing Program........................... 61
   Guarantee Account Interest Sweep Program................ 61

Surrenders and Partial Withdrawals.....................................................................  61
   Surrenders and Partial Withdrawals..................................................................  61
   Restrictions on Distributions from Certain Contracts................................................  62
   Systematic Withdrawal Program.......................................................................  63
   Guaranteed Minimum Withdrawal Benefit Rider Options.................................................  64
       Lifetime Income Plus Solution...................................................................  64
       Lifetime Income Plus 2008.......................................................................  77
       Lifetime Income Plus 2007.......................................................................  90
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance department approval)..................................................  98
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of state insurance department approval).......................................................... 105
       Guaranteed Withdrawal Advantage................................................................. 111
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options................. 115

The Death Benefit (for contracts issued on or after the later of May 1, 2003, or the date of state insurance department approval)....................................................................... 116
   Distribution Provisions Upon Death of Owner or Joint Owner.......................................... 116
   Death Benefit at Death of Any Annuitant Before Annuity Commencement
     Date.............................................................................................. 116
   Basic Death Benefit................................................................................. 116
   Annual Step-Up Death Benefit
     Rider Option...................................................................................... 117
   5% Rollup Death Benefit Rider Option................................................................ 117
   Earnings Protector Death Benefit
     Rider Option...................................................................................... 118
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option....... 119
   Termination of Death Benefit Rider Options
     When Contract Assigned or Sold.................................................................... 119
   How to Claim Proceeds and/or Death Benefit Payments................................................. 119
   Distribution Rules.................................................................................. 122

The Death Benefit (for contracts issued prior to May 1, 2003, or prior to the date of state insurance department approval)....................................................................... 122
   Death Benefit at Death of
      Any Annuitant Before the Annuity Commencement
      Date............................................................................................. 122
   Basic Death Benefit................................................................................. 122
   Death Benefit Rider Options......................................................................... 122
   Optional Death Benefit.............................................................................. 123
   Optional
      Enhanced
      Death Benefit.................................................................................... 123
   Optional
     Guaranteed
     Minimum Death Benefit............................................................................. 124
   When We
      Calculate the Death Benefit...................................................................... 124
   Death of an Owner or Joint Owner Before the Annuity Commencement Date............................... 124
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date................. 127

Income Payments........................................................................................ 127
   Income Payments and the Annuity Commencement Date................................................... 127
   Optional Payment Plans.............................................................................. 129
   Variable
     Income
     Payments.......................................................................................... 130
   Transfers
     After the
     Annuity
     Commencement Date................................................................................. 130
   Guaranteed Income Advantage......................................................................... 130
   Payment
      Protection Rider Options......................................................................... 138
       Payment Optimizer Plus.......................................................................... 138
       Principal Protection Advantage.................................................................. 148

Tax Matters............................................................................................ 154
   Introduction........................................................................................ 154
   Taxation of Non-Qualified Contracts................................................................. 154

   Section 1035 Exchanges.......................................................................... 157
   Qualified Retirement Plans...................................................................... 157
   Federal Income Tax Withholding.................................................................. 161
   State Income Tax Withholding.................................................................... 162
   Tax Status of the Company....................................................................... 162
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..................................... 162
   Definition of Spouse Under Federal Law.......................................................... 162
   Annuity Purchases by Residents of Puerto Rico................................................... 162
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................................ 162
   Foreign Tax Credits............................................................................. 162
   Changes in the Law.............................................................................. 163

Requesting Payments................................................................................ 163

Sale of the Contracts.............................................................................. 163

Additional Information............................................................................. 165
   Owner Questions................................................................................. 165
   Return Privilege................................................................................ 165
   State Regulation................................................................................ 165
   Evidence of Death, Age, Gender, Marital Status or Survival...................................... 165
   Records and Reports............................................................................. 165
   Other Information............................................................................... 165
   Exemption to File Periodic Reports.............................................................. 165
   Unclaimed Property.............................................................................. 165
   Legal Proceedings............................................................................... 166

Appendix A......................................................................................... A-1
   Examples of the Available Death Benefits........................................................ A-1

Appendix B......................................................................................... B-1
   Condensed Financial Information................................................................. B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 1 or any other segregated asset account of the Company.


GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.


Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after the later September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or in all markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments withdrawn or surrendered)                Years Since We Received Percentage of the
                                                   the Purchase Payment    Purchase Payment
                                                                           Withdrawn or
                                                                           Surrendered/1/
                                                   ---------------------------------------------
                                                              0                     6%
                                                              1                     5%
                                                              2                     4%
                                                              3                     2%
                                                          4 or more                 0%
------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
------------------------------------------------------------------------------------------------

/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in the calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                               1.55%
------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                   0.15%
------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                        1.70%
------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------
                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Guaranteed Withdrawal Advantage/3/                 0.50%                       1.00%
------------------------------------------------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                         0.60%                       2.00%
                                         -------------------------------------------------------
 Joint Annuitant Contract                          0.75%                       2.00%
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                         0.75%                       2.00%
                                         -------------------------------------------------------
 Joint Annuitant Contract                          0.85%                       2.00%
------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                        0.50%                       0.50%
------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                  0.40%                       1.00%
------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                         0.50%                       1.25%
                                         -------------------------------------------------------
 Joint Annuitant Contract                          0.65%                       1.25%
------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1,8/
------------------------------------------------------------------------------------------------
                                             Current Charge/9/          Maximum Charge/2,9/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract        1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
                                             Current Charge/10/         Maximum Charge/2,10/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract        1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                             Current Charge/10/         Maximum Charge/2,10/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Death Benefit Rider Options/11/ (as a percentage of your Contract
 Value at the time the charge is taken)/12/
------------------------------------------------------------------------------------------------
                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                            0.20%                       0.20%
------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option               0.30%                       0.30%
------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                            0.30%                       0.30%
------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                              0.70%                       0.70%
------------------------------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/6/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/7/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/8/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/12/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.55%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/2/
                                         ----------------------------------
 Guaranteed Withdrawal Advantage             0.50%            1.00%
---------------------------------------------------------------------------
 Lifetime Income Plus                        0.60%            2.00%
---------------------------------------------------------------------------
 Guaranteed Income Advantage                 0.50%            0.50%
---------------------------------------------------------------------------
 Principal Protection Advantage              0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/3/ (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                 2.90%            3.90%
---------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.55%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/2/
                                         ----------------------------------
 Guaranteed Withdrawal Advantage             0.50%            1.00%
---------------------------------------------------------------------------
 Guaranteed Income Advantage                 0.40%            0.50%
---------------------------------------------------------------------------
 Principal Protection Advantage              0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/3/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/4/                                 2.90%            3.40%
---------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/4/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits was elected, or if no optional benefit was elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
--------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
--------------------------------------------------
 Mortality and Expense Risk Charge        1.55%
--------------------------------------------------
 Administrative Expense Charge            0.15%
--------------------------------------------------
Optional Benefits/1/
--------------------------------------------------
 Optional Death Benefit Charge           0.10%/2/
--------------------------------------------------
 Optional Enhanced Death Benefit Charge  0.20%/3/
--------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Charge                        0.25%/4/
--------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                2.25%/5/
--------------------------------------------------

/1/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/2/This charge is a percentage of the Contract Value at the time the charge is taken. This may be referred to as the "Annual Step-Up Death Benefit" in our marketing materials.

/3/This charge is a percentage of your average Contract Value for the prior contract year. This may be referred to as the "Earnings Protector(R)" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected all available death benefit rider options at the time of application. If the owner did not elect all the death benefit rider options, or did not elect any death benefit rider option, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2016. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.32%   1.82%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2016, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.32% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,177      $2,294      $3,264       $6,744


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $551       $1,842      $3,165       $6,625


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $637       $1,934      $3,264       $6,744


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,110      $2,059      $2,812       $5,524


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $551       $1,679      $2,792       $5,505


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $570       $1,699      $2,812       $5,524


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,063      $1,927      $2,605       $5,182


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $453       $1,497      $2,536       $5,113


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $523       $1,567      $2,605       $5,182


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit, the Optional Enhanced Death Benefit and the Optional Guaranteed Minimum Death Benefit riders; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $950       $1,602      $2,089       $4,277


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $355       $1,185      $2,031       $4,216


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $410       $1,242      $2,089       $4,277


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 0.10% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value);

  . a charge of 0.20% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the Contract Value at the time the charge is taken); and

  . a charge of 0.25% for the Optional Guaranteed Minimum Death Benefit (an annual rate as a percentage of your prior contract year's average Contract Value).

If one or all of the optional death benefit riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account, and for contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or in all markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.

You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date?   Before the
Annuity Commencement Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and, if your contract is issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, we will allocate your initial purchase payment directly to the Guarantee Account if you so elect on your application. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this uncertain market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. Depending on when you purchased your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.


Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account, if available, at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.




                                                                                           Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                Investment Objective             as applicable)
                         -----------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest   AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B               total return consistent with
                                                            the Adviser's determination
                                                            of reasonable risk.
                         -----------------------------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and       Invesco Advisers, Inc.
                         Class II shares                    income through investments in
                                                            equity securities, including
                                                            common stocks, preferred
                                                            stocks and securities
                                                            convertible into common and
                                                            preferred stocks.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.   Invesco Advisers, Inc.
                         Series I shares
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital             Invesco Advisers, Inc.
                         Fund -- Class II shares            appreciation and current
                                                            income.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         -----------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that   Management, Inc.
INC.                                                        seeks to protect against U.S.
                                                            inflation.
                         -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I.         Seeks capital appreciation     BlackRock Advisors, LLC
SERIES FUNDS, INC.       Fund -- Class III Shares           and, secondarily, income.
                         -----------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares           return.
                         -----------------------------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term capital        BlackRock Advisors, LLC
                         V.I. Fund -- Class III Shares      growth.
                         -----------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                         Subaccount Investing In             Investment Objective                 as applicable)
                         ---------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --  The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Select International Equity     growth of capital.             Advisers, LLC (subadvised by
                         Fund -- Class 2                                                Threadneedle International Limited)
                         ---------------------------------------------------------------------------------------------------
                         Variable Portfolio -- Loomis    The fund seeks long-term       Columbia Management Investment
                         Sayles Growth Fund -- Class 1   growth of capital.             Advisers, LLC (subadvised by
                                                                                        Loomis, Sayles & Company, L.P.)
                         ---------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund    To provide a high level of     Eaton Vance Management
TRUST                                                    current income.
                         ---------------------------------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond      Seeks high current income.     Federated Investment Management
SERIES                   Fund II -- Service Shares                                      Company
                         ---------------------------------------------------------------------------------------------------
                         Federated Kaufmann Fund II --   Seeks capital appreciation.    Federated Equity Management
                         Service Shares                                                 Company of Pennsylvania
                                                                                        (subadvised by Federated Global
                                                                                        Investment Management Corp.)
                         ---------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --       Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                 growth consistent with         Company (FMR) (subadvised by
                                                         reasonable risk.               Fidelity Investments Money
                                                                                        Management, Inc. (FIMM), FMR
                                                                                        Co., Inc. (FMRC), Fidelity
                                                                                        Research & Analysis Company
                                                                                        (FRAC), Fidelity Management &
                                                                                        Research (U.K.) Inc. (FMR U.K.),
                                                                                        Fidelity International Investment
                                                                                        Advisors (FIIA), Fidelity
                                                                                        International Investment Advisors
                                                                                        (U.K.) Limited (FIIA(U.K.)L), and
                                                                                        Fidelity Investments Japan Limited
                                                                                        (FIJ))
                         ---------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --  Seeks long-term capital        FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                        FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Dynamic Capital             Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                         Appreciation Portfolio --                                      FMR U.K., FIIA, FIIA(U.K.)L, and
                         Service Class 2                                                FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --  Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         potential for capital          FIJ)
                                                         appreciation. The fund's goal
                                                         is to achieve a yield which
                                                         exceeds the composite yield
                                                         on the securities comprising
                                                         the S&P 500(R) Index.
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth Portfolio --         Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                        FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth & Income             Seeks high total return        FMR (subadvised by FMRC, FRAC,
                         Portfolio -- Service Class 2    through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         current income and capital     FIJ)
                                                         appreciation.
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth Opportunities        The fund seeks to provide      FMR (subadvised by FMRC, FMR
                         Portfolio -- Service Class 2    capital growth.                U.K., Fidelity Management &
                                                                                        Research (Hong Kong) Limited
                                                                                        (FMR H.K.), and Fidelity
                                                                                        Management & Research (Japan)
                                                                                        Inc. (FMR Japan))
                         ---------------------------------------------------------------------------------------------------
                         VIP Investment Grade Bond       Seeks as high a level of       FMR (subadvised by FIMM, FRAC,
                         Portfolio -- Service Class 2    current income as is           FIIA and FIIA(U.K.)L)
                                                         consistent with the
                                                         preservation of capital.
                         ---------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                Investment Objective                as applicable)
                        ----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --           Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                        Service Class 2                    capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                        ----------------------------------------------------------------------------------------------------
                        VIP Value Strategies Portfolio --  Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                        Service Class 2                                                   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                        ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP         Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE      Fund -- Class 2 Shares             with income as a secondary
PRODUCTS TRUST                                             goal. The fund normally
                                                           invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                        ----------------------------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                        Class 2 Shares                     growth. Under normal market
                                                           conditions, the fund invests
                                                           predominantly in equity
                                                           securities of companies
                                                           located anywhere in the
                                                           world, including developing
                                                           markets.
                        ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government           Maximum current income to the  Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund --               extent consistent with the     L.P.
                        Service Shares/1/                  preservation of capital and
                                                           the maintenance of liquidity
                                                           by investing exclusively in
                                                           high quality money market
                                                           instruments.
                        ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Balanced Portfolio --              Seeks long-term capital        Janus Capital Management LLC
                        Service Shares                     growth, consistent with
                                                           preservation of capital and
                                                           balanced by current income.
                        ----------------------------------------------------------------------------------------------------
                        Forty Portfolio -- Service Shares  A non-diversified              Janus Capital Management LLC
                                                           portfolio/2/ that seeks
                                                           long-term growth of capital.
                        ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares               objective is to seek total     Company
                                                           return.
                        ----------------------------------------------------------------------------------------------------
                        MFS(R) Utilities Series --         The fund's investment          Massachusetts Financial Services
                        Service Class Shares               objective is to seek total     Company
                                                           return.
                        ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II      Growth Stock Portfolio --          objective is to seek capital   Company
                        Service Class Shares               appreciation.
                        ----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    Oppenheimer Capital                The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS           Appreciation Fund/VA --            appreciation.                  (subadvised by OppenheimerFunds,
                        Service Shares                                                    Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Conservative           The Fund seeks total return.   OFI Global Asset Management, Inc.
                        Balanced Fund/VA --                                               (subadvised by OppenheimerFunds,
                        Service Shares                                                    Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Global Fund/VA --      The Fund seeks capital         OFI Global Asset Management, Inc.
                        Service Shares                     appreciation.                  (subadvised by OppenheimerFunds,
                                                                                          Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Main Street            The Fund seeks capital         OFI Global Asset Management, Inc.
                        Fund/VA -- Service Shares          appreciation.                  (subadvised by OppenheimerFunds,
                                                                                          Inc.)
                        ----------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                            Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                Investment Objective                as applicable)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street Small      The Fund seeks capital         OFI Global Asset Management, Inc.
                       Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --             Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST        Advisor Class Shares               consistent with preservation   Company LLC/Research Affiliates,
                                                          of real capital and prudent    LLC
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,    Pacific Investment Management
                       Portfolio -- Administrative        consistent with preservation   Company LLC
                       Class Shares                       of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio --              Seeks long-term growth of      Prudential Investments LLC
FUND                   Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       -----------------------------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       -----------------------------------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Allianz Global
                                                                                         Investors U.S. LLC)
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Real Estate Securities V.I.S.      Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES       Fund -- Class 1 Shares             through current income and     (subadvised by CenterSquare
FUNDS, INC.                                               capital appreciation.          Investment Management, Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.                       (subadvised by Palisade Capital
                                                                                         Management, L.L.C., Champlain
                                                                                         Investment Partners, LLC,
                                                                                         GlobeFlex Capital, LP, Kennedy
                                                                                         Capital Management, Inc. and
                                                                                         SouthernSun Asset Management,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
                                                          return, composed of current
                                                          income and capital
                                                          appreciation, as is
                                                          consistent with prudent
                                                          investment risk.
                       -----------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --         Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.
                       -----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE   Wells Fargo VT Omega Growth        The fund seeks long-term       Wells Fargo Funds Management,
TRUST                  Fund -- Class 2                    capital appreciation.          LLC (subadvised by Wells Capital
                                                                                         Management Incorporated)
                       -----------------------------------------------------------------------------------------------------




                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                            Adviser (and Sub-Adviser(s),
                    Subaccount Investing In      Investment Objective             as applicable)
                    -------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Overseas Portfolio --    Seeks long-term growth of      Janus Capital Management LLC
                    Service Shares           capital.
                    -------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2006:



                                                                                               Adviser (and Sub-Adviser(s),
                          Subaccount Investing In                Investment Objective                as applicable)
                          -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS FUND   Service Class 2                    return with reduced risk over  Company (FMR) (subadvised by
                                                             the long term by allocating    Fidelity Investments Money
                                                             its assets among stocks,       Management, Inc. (FIMM), FMR
                                                             bonds, and short-term          Co., Inc. (FMRC), Fidelity
                                                             instruments.                   Research & Analysis Company
                                                                                            (FRAC), Fidelity Management &
                                                                                            Research (U.K.) Inc. (FMR U.K.),
                                                                                            Fidelity International Investment
                                                                                            Advisors (FIIA), Fidelity
                                                                                            International Investment Advisors
                                                                                            (U.K.) Limited (FIIA(U.K.)L), and
                                                                                            Fidelity Investments Japan Limited
                                                                                            (FIJ))
                          -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS             Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset Management,
VARIABLE INSURANCE TRUST  Fund -- Institutional Shares       appreciation.                  L.P.
                          -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) New Discovery Series --     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST           Service Class Shares               objective is to seek capital   Company
                                                             appreciation.
                          -----------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:



                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after September 8, 2008:



                                                                                     Adviser (and Sub-Adviser(s),
                    Subaccount Investing In               Investment Objective             as applicable)
                    ----------------------------------------------------------------------------------------------
AIM VARIABLE        Invesco V.I. Value Opportunities  Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS     Fund -- Series II shares
(INVESCO VARIABLE
INSURANCE FUNDS)
                    ----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Large Cap Growth V.I.   Seeks long-term capital          BlackRock Advisors, LLC
SERIES FUNDS, INC.  Fund -- Class III Shares          growth.
                    ----------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                       Subaccount Investing In              Investment Objective                 as applicable)
                       -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive  Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II                                    LLC (subadvised by ClearBridge
                                                                                       Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap   Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I       capital. Current income is a   LLC (subadvised by ClearBridge
                                                        secondary objective.           Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares            objective is to seek capital   Company
                                                        appreciation.
                       -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Discovery Mid Cap    The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS          Growth Fund/VA --                appreciation.                  (subadvised by OppenheimerFunds,
                       Service Shares                                                  Inc.)
                       -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) Fund/1/         Seeks to provide investment    Security Global Investors, LLC
                                                        results that correspond to a   known as Guggenheim Investments
                                                        benchmark for
                                                        over-the-counter securities.
                                                        The portfolio's current
                                                        benchmark is the NASDAQ 100
                                                        Index(TM).
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --            Seeks maximum income           SSGA Funds Management, Inc.
INSURANCE SERIES        Class 1 Shares                  consistent with prudent
FUNDS, INC.                                             investment management and the
                                                        preservation of capital.
                       -----------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.     Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares           capital and future income
                                                        rather than current income.
                       -----------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --  Seeks growth of capital and    SSGA Funds Management, Inc.
                        Class 1 Shares/2/               accumulation of income that
                                                        corresponds to the investment
                                                        return of the S&P 500(R)
                                                        Index.
                       -----------------------------------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S. Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                             Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                Investment Objective                    as applicable)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Founding Funds      Seeks capital appreciation, with          Franklin Templeton Services, LLC
VARIABLE INSURANCE  Allocation VIP Fund --       income as a secondary goal. Under         (the fund's administrator)
PRODUCTS TRUST      Class 2 Shares/1/            normal market conditions, the fund
                                                 invests equal portions in Class 1 shares
                                                 of Franklin Income VIP Fund;
                                                 Franklin Mutual Shares VIP Fund; and
                                                 Templeton Growth VIP Fund.
                    --------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --  Seeks to maximize income while            Franklin Advisers, Inc.
                    Class 2 Shares               maintaining prospects for capital
                                                 appreciation. The fund normally
                                                 invests in both equity and debt
                                                 securities.
                    --------------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2016 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund



PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares



The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II


State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares


Wells Fargo Variable Trust:

  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2016 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, State Street Variable Insurance Series Funds, Inc., and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital

Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another available Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally,

AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the

Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, AssetMark's affiliates may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       2%      4%      5%      7%
                              ---------------------------------------------------------------------------------------------
                              Variable Portfolio Loomis Sayles Growth Fund -- Class 1         1%      3%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                3%      6%     10%     13%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               3%      7%     10%     14%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        27%     20%     14%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   27%     20%     14%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       9%
--------------------------------------------------------------------
Variable Portfolio Loomis Sayles Growth Fund -- Class 1         8%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               16%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              17%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               9%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          5%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    6%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          5%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Value Opportunities V.I. Fund  PIMCO VIT Total Return Portfolio --
Fidelity VIP Balanced Portfolio --        -- Class III Shares                      Administrative Class Shares
 Service Class 2                         Columbia Variable Portfolio -- Select
Fidelity VIP Contrafund(R) Portfolio --   International Equity Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Equity-Income Portfolio --  Federated High Income Bond Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Federated Kaufmann Fund II -- Service
 -- Service Class 2                       Shares
Franklin Templeton VIP Franklin Mutual   Fidelity VIP Dynamic Capital
 Shares VIP Fund -- Class 2 Shares        Appreciation Portfolio -- Service
Franklin Templeton VIP Templeton Growth   Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Portfolio --
Invesco V.I. American Franchise Fund --   Service Class 2
 Series I shares                         Fidelity VIP Growth Opportunities
Invesco V.I. Comstock Fund -- Series II   Portfolio -- Service Class 2
 shares                                  Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Core Equity Fund -- Series   Service Class 2
 I shares                                Fidelity VIP Value Strategies Portfolio
Invesco V.I. Equity and Income Fund --    -- Service Class 2
 Series II shares                        Janus Aspen Forty Portfolio -- Service
Invesco V.I. International Growth Fund    Shares
 -- Series II shares                     MFS(R) Utilities Series -- Service
Janus Aspen Balanced Portfolio --         Class Shares
 Service Shares                          Oppenheimer Main Street Small Cap
MFS(R) Total Return Series -- Service     Fund(R)/VA -- Service Shares
 Class Shares                            PIMCO VIT All Asset Portfolio --
Oppenheimer Capital Appreciation          Advisor Class Shares
 Fund/VA -- Service Shares               PIMCO VIT High Yield Portfolio --
Oppenheimer Conservative Balanced         Administrative Class Shares
 Fund/VA -- Service Shares               Prudential Jennison Portfolio --
Oppenheimer Global Fund/VA -- Service     Class II Shares
 Shares                                  Prudential Jennison 20/20 Focus
Oppenheimer Main Street Fund/VA --        Portfolio -- Class II Shares
 Service Shares                          Prudential Natural Resources Portfolio
State Street Total Return V.I.S. Fund     -- Class II Shares
 -- Class 3 Shares                       State Street Real Estate Securities
State Street U.S. Equity V.I.S. Fund --   V.I.S. Fund -- Class 1 Shares
 Class 1 Shares                          State Street Small-Cap Equity V.I.S.
Variable Portfolio -- Loomis Sayles       Fund -- Class 1 Shares
 Growth Fund -- Class 1                  Wells Fargo VT Omega Growth Fund --
                                          Class 2

THE GUARANTEE ACCOUNT

The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. The following information only applies to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the living benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.20% of value of Principal
                                            Protection Death Benefit
---------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.50% of value of Principal
                                            Protection Death Benefit
---------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate

Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction.

For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve the applicable contract modifications, the following provision applies:

Charges for Optional Death Benefits

We charge you for expenses related to the Optional Death Benefit, the Optional Enhanced Death Benefit, and the Optional Guaranteed Minimum Death Benefit. We deduct these charges against the Contract Value at each contract anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced death benefit(s).

We will allocate the annual charges for the death benefit rider options, if elected, among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If the assets in the Subaccounts are not sufficient to cover the charge(s), we will deduct the charge(s) first from the assets in the Subaccounts, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

For the Optional Death Benefit, this charge is equal to 0.10% of the Contract Value at the time of the deduction. For the Optional Enhanced Death Benefit, we charge an amount equal to 0.20% of the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year (upon full surrender, your average of the Contract Value at the beginning of the current contract year and your Contract Value on the date of surrender will be used). For the Optional Guaranteed Minimum Death Benefit, we charge an amount equal to 0.25% of your Contract Value at the time of the deduction.

The following provisions apply to all contracts:

Other Charges

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax- related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start Date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded.

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Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio. In addition, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, you may allocate purchase payments to the Guarantee Account.

You may allocate purchase payments to the Subaccounts and, if available, the Guarantee Account, at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

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Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. Consequently, the provisions below regarding transfers to and from the Guarantee Account (including transfers made from the Guarantee Account to the Subaccounts pursuant to a Dollar Cost Averaging Program) only apply to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the

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end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

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We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

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   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess

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redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate the frequent trading policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/ or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

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If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the

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Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you
request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before

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the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. (If your contract was issued prior to September 2, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions

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may be subject to distribution restrictions specified in the employer's
Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to September 2, 2003) from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. For contracts issued prior to September 2, 2003, to the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of

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any surrender charges in any contract year under the free withdrawal privilege.
See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

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Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


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       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced
       Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         1.25% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         1.25% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;


   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,658        200,000     100,000     189,830       200,000       42,709
    68            22,658         11,000         8,724        200,000     100,000     189,830       200,000       18,890
    69             8,724         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,431        200,000     100,000     189,830       200,000       67,000
    68            20,431         11,000         6,408        200,000     100,000     189,830       200,000       56,000
    69             6,408         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the

Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract              0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract               0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142         11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,333        100,000     213,293       213,293       54,856
    67            27,333         11,731        12,389        100,000     213,293       213,293       28,176
    68            12,389         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527         11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,537        100,000     213,293       213,293       76,538
    67            25,537         11,731        10,532        100,000     213,293       213,293       64,807
    68            10,532         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202         12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,208        100,000     179,085       179,085       60,501
    84            37,208         12,536        21,689        100,000     179,085       179,085       38,341
    85            21,689         12,536         6,481        100,000     179,085       179,085       13,066
    86             6,481         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877         12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,372        100,000     179,085       179,085       74,928
    84            33,372         12,536        17,680        100,000     179,085       179,085       62,392
    85            17,680         12,536         2,353        100,000     179,085       179,085       49,856
    86             2,353         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the

Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,655        100,000      50,500
74        37,655         5,500         31,402        100,000      45,000
75        31,402         5,500         25,274        100,000      39,500
76        25,274         5,500         19,269        100,000      34,000
77        19,269         5,500         13,383        100,000      28,500
78        13,383         5,500          7,616        100,000      23,000
79         7,616         5,500             --        100,000      17,500
80            --         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to below $5,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,975        100,000      50,000
75        35,975         5,000         30,256        100,000      45,000
76        30,256         5,000         24,651        100,000      40,000
77        24,651         5,000         19,158        100,000      35,000
78        19,158         5,000         13,775        100,000      30,000
79        13,775         5,000          8,499        100,000      25,000
80         8,499         5,000             --        100,000      20,000
81            --         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Guaranteed Withdrawal Advantage that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract
Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -   Protected    Remaining
Beginning of Year End of Year   End of Year       Amount       Amount
-----------------------------------------------------------------------
    $ 100,000       $7,000        $91,000            $100,000 $ 93,000
       91,000        7,000         82,180                       86,000
       82,180        7,000         73,536                       79,000
       73,536        7,000         65,066                       72,000
       65,066        7,000         56,764                       65,000
       56,764        7,000         48,629                       58,000
       48,629        7,000         40,656                       51,000
       40,656        7,000         32,843                       44,000
       32,843        7,000         25,186                       37,000
       25,186        7,000         17,683                       30,000
       17,683        7,000         10,329                       23,000
       10,329        7,000             --                       16,000
           --        7,000             --                        9,000
           --        7,000             --                        2,000
           --        2,000             --                           --
                                               Total Received $100,000
-----------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000             --       $98,000            $100,000 $100,000
          98,000             --        96,040                      100,000
          96,040             --        94,119                      100,000
          94,119             --        92,237                      100,000
          92,237             --        90,392                      100,000
          90,392        $10,000        78,584                       90,000
          78,584         10,000        67,013                       80,000
          67,013         10,000        55,672                       70,000
          55,672         10,000        44,559                       60,000
          44,559         10,000        33,668                       50,000
          33,668         10,000        22,994                       40,000
          22,994         10,000        12,534                       30,000
          12,534         10,000            --                       20,000
              --         10,000            --                       10,000
              --         10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007, and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

THE DEATH BENEFIT

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

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The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year, up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid, as adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made.

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For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus
(d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner

   (2) primary beneficiary

   (3) contingent beneficiary

   (4) owner's or joint owner's estate

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The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 2.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

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Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not

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apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

THE DEATH BENEFIT

For contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the following provisions apply:

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available is the death benefit. Upon receipt of due proof of an Annuitant's death at our Home Office (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will calculate the death benefit. We will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

Basic Death Benefit

The Basic Death Benefit equals the greater of:

   (a) purchase payments adjusted for any previous withdrawals taken (including any surrender charges and premium taxes assessed); and

   (b) the Contract Value as of the date we receive due proof of death of any Annuitant.

Death Benefit Rider Options

Death benefit rider options must be elected at the time of application. Once elected, the death benefit option(s) elected will remain in effect while your contract is in force until income payments begin or the death benefit option(s) is terminated, as

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permitted by the rider option. The Optional Enhanced Death Benefit cannot be terminated while the contract is in force and before income payments begin. The Optional Death Benefit and the Guaranteed Minimum Death Benefit may be terminated any time while the contract is in force and before income payments begin. The termination will be effective as of your next contract anniversary date following the date of receipt of your request to terminate the rider at our Home Office, provided that we receive your request to terminate the rider(s) within 30 days prior to your next contract anniversary date.

Not all death benefit rider options may be available in all states or to all contracts. In addition, if all death benefit rider options are available, an owner may not elect all three death benefit rider options.

If the Annuitant and Joint Annuitant are age 75 or younger at the time the contract is issued, the owner may elect one of the following optional death benefits or death benefit combinations:

   (1) Optional Death Benefit;

   (2) Optional Enhanced Death Benefit;

   (3) Optional Guaranteed Minimum Death Benefit;

   (4) Optional Death Benefit and Optional Enhanced Death Benefit; and

   (5) Optional Guaranteed Minimum Death Benefit and Optional Enhanced Death Benefit.

The combination of the Optional Death Benefit and Optional Guaranteed Minimum Death Benefit is not permitted.

If any Annuitant is age 76 or older at the time the contract is issued, the owner may only elect the Optional Death Benefit.

Optional Death Benefit

The Optional Death Benefit coordinates with the Basic Death Benefit and adds an extra feature. Under the Optional Death Benefit, the amount payable as of the date we receive due proof of death will be the greater of:

  .  the Basic Death Benefit; and

  .  the minimum death benefit as described below.

The minimum death benefit varies based on the age of the Annuitant(s) at issue and at death.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the later of the fifth contract anniversary or the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant; and

   (2) is any purchase payments the owner made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

If any Annuitant is older than age 80 at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant; and

   (2) is any purchase payments made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

Under both age scenarios, a partial withdrawal reduces the minimum death benefit proportionally by the same percentage that the partial withdrawal (including applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor Joint Annuitant (if applicable) may be older than age 84 at the time of issue, unless we approve a different age.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "GE Earnings Protector(R)" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit or Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, any Annuitant cannot be age 76 or older at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the older age of any Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If both Annuitants are age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

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   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals taken. Purchase Payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

If any Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals taken. Purchase payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Guaranteed Minimum Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and premium taxes assessed) reduces the Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Guaranteed Minimum Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be age 76 or older at the time of issue, unless we approve a different age.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, the Optional Enhanced Death Benefit and the Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated in the Subaccount and/or the Guarantee Account, according to your last instructions. This means that the death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant (if any owner is a non-natural entity such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

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   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, the spouse will automatically become the new sole Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

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Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the

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Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

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We will pay a monthly income benefit to the owner beginning on the Annuity
Commencement Date provided an Annuitant is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

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As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, and 3 may not satisfy minimum required distribution rules.

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Optional Payment Plan 4 is not available to contracts issued as Qualified
Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

For contracts issued prior to September 2, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section

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below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date

For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date

If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;


   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;


   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  936
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,872
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,808
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,743
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,679
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,615
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,551
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,487
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,423
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,359
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,359   $ 9,502      $0
 12     9,639      9,359     9,639       0
 13     9,779      9,359     9,779       0
 14     9,921      9,359     9,921       0
 15    10,065      9,359    10,065       0
 16    10,210      9,359    10,210       0
 17    10,358      9,359    10,358       0
 18    10,509      9,359    10,509       0
 19    10,661      9,359    10,661       0
 20    10,815      9,359    10,815       0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;


   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;


   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,359
  2          0           0       0         100,800          0    105,840     9,359
  3          0           0       0         105,840          0    111,132     9,359
  4          0           0       0         111,132          0    116,689     9,359
  5          0           0       0         116,689          0    122,523     9,359
  6          0           0       0         122,523          0    128,649     9,359
  7          0           0       0         128,649          0    135,082     9,359
  8          0           0       0         135,082          0    141,836     9,359
  9          0           0       0         141,836          0    148,928     9,359
 10          0           0       0         148,928          0    156,374     9,359
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,359   $11,983      $0
 12    12,157      9,359    12,157       0
 13    12,333      9,359    12,333       0
 14    12,512      9,359    12,512       0
 15    12,693      9,359    12,693       0
 16    12,877      9,359    12,877       0
 17    13,063      9,359    13,063       0
 18    13,253      9,359    13,253       0
 19    13,445      9,359    13,445       0
 20    13,640      9,359    13,640       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

Payment Protection Rider Options

Two Payment Protection Rider Options are discussed in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;



       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

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



Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus, that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base. If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income. The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

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



For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

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



An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

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



Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                        Additional
               Monthly                                    Death
        Annual  Level  Guaranteed          Adjustment    Proceeds
Annuity Income Income   Payment   Monthly    Account    (Beginning
 Year   Amount Amount    Floor    Income  (End of Year)  of Year)
------------------------------------------------------------------
   1    $6,517  $543      $583     $583      $  483      $100,000
   2     6,266   522       583      583       1,217        93,000
   3     6,025   502       583      583       2,191        86,000
   4     5,794   483       583      583       3,398        79,000
   5     5,571   464       583      583       4,827        72,000
------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                  Income
                                                Base, Less
                                                Commutation
                                                  Charge,
        Annual Monthly Commutation Adjustment  Less Monthly  Commutation
Annuity Income Income    Base -     Account -  Income Paid -   Value -
 Year   Amount  Paid   End of Year End of Year  End of Year  End of Year
------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754       $95,440      $95,440
   2     7,068  7,560    110,399      1,246        88,880       88,880
   3     7,340  7,560    111,304      1,466        83,320       83,320
   4     7,622  7,560    111,977      1,404        77,760       77,760
   5     7,915  7,560    112,386      1,049        70,200       70,200
------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 5% x $100,000 - $7,560 = $95,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 5% x $100,000 - $754 = $103,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399). Beginning in annuity year 4 (contract year 5), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 4 is $77,760, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $30,240 = $77,760) and (ii) the commutation base less the value of the adjustment account ($111,977 - $1,404 = $110,573).

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Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

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       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;



       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

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On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment

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option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

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Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

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Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.


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There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.


Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

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Advantage" provisions in the "Guaranteed Income Advantage" and "Principal
Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or a transfer between Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the

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Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for

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the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can

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     be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

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If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us

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to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2017, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish a Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 10.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2016, 2015 and 2014, $42.6 million, $50.1 million and $52.9 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2016, 2015 and 2014, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Selections) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.




The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.


Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The following examples are for contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis). For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513 - $500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

The following examples are for contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" under the contract ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000), the Optional Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

Optional Guaranteed Minimum Death Benefit

The purpose of this example is to show how the Optional Guaranteed Minimum Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. This example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.

In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% gross return (-2.95% net of fees for the mortality and expense risk charges, administrative expense charge, total average Portfolio expenses and the Optional Guaranteed Minimum Death Benefit charge);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) the contract is not subject to premium taxes then.

                                                       Optional
                                  Partial             Guaranteed
              End of Annuitant's Withdrawal Contract    Minimum
               Year      Age       Amount    Value   Death Benefit
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,050    100,000
                2        72         6,000     82,364    100,000
                3        73         6,000     73,934    100,000
                4        74         6,000     65,753    100,000
                5        75         6,000     57,814    100,000
              ----------------------------------------------------

                                                       Optional
                                  Partial             Guaranteed
              End of Annuitant's Withdrawal Contract    Minimum
               Year      Age       Amount    Value   Death Benefit
              ----------------------------------------------------
                6        76        $6,000   $50,108    $100,000
                7        77         6,000    42,630     100,000
                8        78         6,000    35,372     100,000
                9        79         6,000    28,329     100,000
              ----------------------------------------------------

Partial withdrawals amounting to 6% or less of purchase payments annually will reduce the Optional Guaranteed Minimum Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 withdrawal is taken at the end of year 1, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the withdrawal.

Partial withdrawals exceeding 6% of purchase payments in any year will reduce the Optional Guaranteed Minimum Death Benefit on a pro-rata basis (by the proportion that the withdrawal -- including any surrender charges -- reduces your Contract Value). For example:

                            Optional
                           Guaranteed
        Purchase Contract    Minimum
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $10,000  $10,000     $10,000
3/31/17      --   20,000      10,600
3/31/18      --   14,000      11,236
---------------------------------------

Therefore, if a $7,000 withdrawal is taken on March 31, 2018, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal will be $5,618 (50% of $11,236) since the Contract Value ($14,000) is reduced by 50% by the withdrawal ($7,000). This is true only if the Optional Guaranteed Minimum Death Benefit immediately prior to the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges apply and that no premium tax apply to the partial withdrawal.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.40            $11.66            --     2016
                                                            11.50             11.40            --     2015
                                                            10.96             11.50            --     2014
                                                             9.63             10.96            --     2013
                                                             8.68              9.63            --     2012
                                                             9.14              8.68            --     2011
                                                             8.47              9.14            --     2010
                                                             6.95              8.47            --     2009
                                                            10.17              6.95            --     2008
                                                            10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $11.53            $11.19           500     2016
                                                            11.47             11.53           599     2015
                                                            11.18             11.47           695     2014
                                                             9.29             11.18           797     2013
                                                             8.38              9.29           911     2012
                                                            11.18              8.38         1,044     2011
                                                             9.63             11.18         1,495     2010
                                                             6.42              9.63         2,076     2009
                                                            12.49              6.42         2,545     2008
                                                            10.64             12.49         1,974     2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.90            $17.29           341     2016
                                                            16.02             15.90           342     2015
                                                            14.97             16.02           343     2014
                                                            11.36             14.97           454     2013
                                                             9.90             11.36           595     2012
                                                             9.53              9.90        22,169     2011
                                                             8.63              9.53        25,462     2010
                                                             7.32              8.63        27,646     2009
                                                            12.62              7.32        30,301     2008
                                                            12.29             12.62        27,777     2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.81            $ 9.53            --     2016
                                                             9.79              9.81            --     2015
                                                            10.69              9.79            --     2014
                                                             8.90             10.69           710     2013
                                                             7.96              8.90           851     2012
                                                            10.09              7.96           526     2011
                                                             9.88             10.09         1,925     2010
                                                             7.51              9.88         1,961     2009
                                                            16.43              7.51         1,784     2008
                                                            15.89             16.43         1,917     2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $18.66            $18.70         3,273     2016
                                                                        17.19             18.66         3,279     2015
                                                                        15.43             17.19         3,286     2014
                                                                        11.50             15.43            33     2013
                                                                        10.07             11.50            40     2012
                                                                        10.68             10.07            48     2011
                                                                         9.94             10.68            55     2010
                                                                         7.40              9.94         3,653     2009
                                                                        12.56              7.40         6,077     2008
                                                                        11.30             12.56         6,984     2007
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.54            $16.16            --     2016
                                                                        16.12             15.54            --     2015
                                                                        16.81             16.12            --     2014
                                                                        11.81             16.81            --     2013
                                                                        10.52             11.81            --     2012
                                                                        10.31             10.52            --     2011
                                                                         7.71             10.31            --     2010
                                                                         5.57              7.71            --     2009
                                                                        10.47              5.57            --     2008
                                                                         9.41             10.47            --     2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.39            $14.41            --     2016
                                                                        14.00             14.39            --     2015
                                                                        13.19             14.00            --     2014
                                                                         9.61             13.19            11     2013
                                                                        10.00              9.61            19     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.63            $17.61            --     2016
                                                                        17.19             17.63            --     2015
                                                                        16.23             17.19            --     2014
                                                                        11.86             16.23            --     2013
                                                                        10.68             11.86            --     2012
                                                                        11.66             10.68            --     2011
                                                                         9.96             11.66         6,866     2010
                                                                         6.14              9.96         7,455     2009
                                                                        12.33              6.14         8,147     2008
                                                                        10.80             12.33         6,706     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $15.73            $18.01            --     2016
                                                                        17.13             15.73           936     2015
                                                                        16.03             17.13           947     2014
                                                                        12.07             16.03         1,040     2013
                                                                        10.37             12.07         1,223     2012
                                                                        10.82             10.37         2,041     2011
                                                                         9.55             10.82         4,484     2010
                                                                         7.60              9.55         4,119     2009
                                                                        12.09              7.60         5,449     2008
                                                                        12.65             12.09         5,961     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.15            $15.27           645     2016
                                                                        15.33             14.15           647     2015
                                                                        14.48             15.33           648     2014
                                                                        11.45             14.48           411     2013
                                                                        10.27             11.45           441     2012
                                                                        10.49             10.27           474     2011
                                                                         9.78             10.49           508     2010
                                                                         7.79              9.78           544     2009
                                                                        11.39              7.79           585     2008
                                                                        10.76             11.39           621     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $12.77            $14.35            --     2016
                                                                      13.39             12.77            --     2015
                                                                      12.57             13.39            --     2014
                                                                      10.28             12.57            --     2013
                                                                       9.35             10.28            --     2012
                                                                       9.67              9.35            --     2011
                                                                       8.82              9.67            --     2010
                                                                       7.35              8.82            --     2009
                                                                       9.71              7.35            --     2008
                                                                      10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $16.23            $15.78            --     2016
                                                                      17.02             16.23            --     2015
                                                                      17.37             17.02            --     2014
                                                                      14.95             17.37            --     2013
                                                                      13.25             14.95            --     2012
                                                                      14.55             13.25            --     2011
                                                                      13.20             14.55            --     2010
                                                                       9.99             13.20            --     2009
                                                                      17.16              9.99            --     2008
                                                                      15.32             17.16            --     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $10.88            $12.56         2,036     2016
                                                                      12.44             10.88         2,038     2015
                                                                      11.94             12.44         2,186     2014
                                                                       9.15             11.94         4,242     2013
                                                                       7.95              9.15         6,525     2012
                                                                       8.40              7.95         8,740     2011
                                                                       8.03              8.40        10,767     2010
                                                                       5.55              8.03        12,050     2009
                                                                      11.79              5.55        14,542     2008
                                                                      11.88             11.79        19,406     2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.25            $11.50            --     2016
                                                                      11.79             11.25            --     2015
                                                                      11.65             11.79            --     2014
                                                                      13.01             11.65            --     2013
                                                                      12.37             13.01            --     2012
                                                                      11.31             12.37            --     2011
                                                                      10.99             11.31            --     2010
                                                                      10.19             10.99            --     2009
                                                                      10.57             10.19            --     2008
                                                                       9.86             10.57            --     2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $15.81            $18.23            --     2016
                                                                      17.21             15.81            --     2015
                                                                      16.04             17.21            --     2014
                                                                      11.90             16.04            --     2013
                                                                      10.68             11.90            --     2012
                                                                      11.22             10.68            --     2011
                                                                      10.19             11.22            --     2010
                                                                       7.95             10.19         1,852     2009
                                                                      12.87              7.95         2,459     2008
                                                                      12.95             12.87         3,639     2007
--------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares          $15.79            $16.05            52     2016
                                 16.30             15.79           819     2015
                                 16.33             16.30           940     2014
                                 14.58             16.33           979     2013
                                 13.54             14.58         2,095     2012
                                 14.35             13.54         3,645     2011
                                 13.36             14.35         5,144     2010
                                 11.28             13.36         1,060     2009
                                 14.35             11.28         1,060     2008
                                 12.56             14.35         1,060     2007
-------------------------------------------------------------------------------
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares             $17.26            $18.17            --     2016
                                 17.20             17.26            --     2015
                                 15.41             17.20            --     2014
                                 11.79             15.41            --     2013
                                 10.49             11.79            --     2012
                                 10.47             10.49            --     2011
                                  9.29             10.47            --     2010
                                  7.49              9.29         2,032     2009
                                 12.95              7.49         2,589     2008
                                 12.24             12.95         3,138     2007
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $16.30            $19.69            --     2016
                                 17.86             16.30            --     2015
                                 17.36             17.86            --     2014
                                 12.48             17.36            --     2013
                                 11.26             12.48            --     2012
                                 11.80             11.26            --     2011
                                  9.40             11.80           600     2010
                                  7.50              9.40           670     2009
                                 12.81              7.50           756     2008
                                 13.23             12.81         1,304     2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.67         2,451     2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.40         1,122     2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $11.57            $12.34         3,860     2016
                                 11.93             11.57         3,869     2015
                                 12.12             11.93         3,998     2014
                                 11.92             12.12         1,914     2013
                                 11.35             11.92         2,308     2012
                                 11.30             11.35         2,759     2011
                                 10.58             11.30         3,537     2010
                                  7.49             10.58         4,055     2009
                                 10.50              7.49         4,617     2008
                                 10.55             10.50         5,864     2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $16.26            $18.23            --     2016
                                 17.07             16.26            --     2015
                                 17.02             17.07            --     2014
                                 16.29             17.02            --     2013
                                 14.56             16.29            --     2012
                                 14.17             14.56            --     2011
                                 12.66             14.17           273     2010
                                  8.48             12.66           637     2009
                                 11.72              8.48           862     2008
                                 11.60             11.72           945     2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.93            $19.17         2,252     2016
                                                                         18.22             18.93         2,256     2015
                                                                         17.00             18.22         2,261     2014
                                                                         12.43             17.00         1,774     2013
                                                                         10.86             12.43         1,907     2012
                                                                         12.82             10.86         2,030     2011
                                                                         11.12             12.82         3,519     2010
                                                                          8.80             11.12         7,553     2009
                                                                         15.47              8.80         9,831     2008
                                                                         13.10             15.47        11,212     2007
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM /Portfolio -- Service Class 2                    $14.48            $14.58            --     2016
                                                                         14.80             14.48            --     2015
                                                                         14.33             14.80           180     2014
                                                                         12.69             14.33         1,661     2013
                                                                         11.55             12.69         1,903     2012
                                                                         12.14             11.55         2,222     2011
                                                                         10.88             12.14         2,494     2010
                                                                          8.63             10.88         2,802     2009
                                                                         12.40              8.63         3,829     2008
                                                                         11.00             12.40         8,325     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.55            $15.24            --     2016
                                                                         14.81             14.55         1,886     2015
                                                                         13.75             14.81         2,183     2014
                                                                         11.77             13.75         2,578     2013
                                                                         10.47             11.77         2,682     2012
                                                                         11.12             10.47         2,947     2011
                                                                          9.65             11.12         3,208     2010
                                                                          7.12              9.65         3,208     2009
                                                                         11.05              7.12         3,208     2008
                                                                         10.38             11.05         3,208     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.87            $20.95           354     2016
                                                                         20.21             19.87           424     2015
                                                                         18.49             20.21           492     2014
                                                                         14.42             18.49         4,406     2013
                                                                         12.68             14.42         5,269     2012
                                                                         13.33             12.68         7,045     2011
                                                                         11.64             13.33         9,456     2010
                                                                          8.78             11.64        11,969     2009
                                                                         15.64              8.78        15,154     2008
                                                                         13.62             15.64        18,943     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.84            $18.94            --     2016
                                                                         19.05             18.84            --     2015
                                                                         17.59             19.05            --     2014
                                                                         12.99             17.59            --     2013
                                                                         10.86             12.99            --     2012
                                                                         11.41             10.86            --     2011
                                                                          9.87             11.41            --     2010
                                                                          7.43              9.87            --     2009
                                                                         12.94              7.43            --     2008
                                                                         12.38             12.94            63     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $14.30            $16.48            92     2016
                                                                  15.26             14.30            93     2015
                                                                  14.37             15.26           208     2014
                                                                  11.48             14.37           468     2013
                                                                  10.02             11.48         1,655     2012
                                                                  10.17             10.02           887     2011
                                                                   9.04             10.17         3,977     2010
                                                                   7.11              9.04         5,072     2009
                                                                  12.69              7.11         7,065     2008
                                                                  12.80             12.69        10,624     2007
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.68            $17.78            --     2016
                                                                  16.43             15.68            --     2015
                                                                  15.23             16.43            --     2014
                                                                  11.67             15.23            --     2013
                                                                  10.09             11.67            --     2012
                                                                  10.16             10.09            --     2011
                                                                   9.06             10.16            --     2010
                                                                   7.29              9.06            --     2009
                                                                  12.81              7.29            --     2008
                                                                  11.70             12.81           245     2007
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.23            $15.90            --     2016
                                                                  15.74             16.23            --     2015
                                                                  14.36             15.74            --     2014
                                                                  10.66             14.36            --     2013
                                                                  10.00             10.66            --     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $16.63            $16.37           192     2016
                                                                  15.89             16.63         1,800     2015
                                                                  14.62             15.89         2,157     2014
                                                                  10.98             14.62         2,683     2013
                                                                   9.80             10.98         2,967     2012
                                                                  10.02              9.80         3,417     2011
                                                                   8.26             10.02         3,647     2010
                                                                   6.59              8.26         3,896     2009
                                                                  12.78              6.59         4,199     2008
                                                                  10.31             12.78         7,580     2007
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.81            $12.08            --     2016
                                                                  12.16             11.81            --     2015
                                                                  11.76             12.16            --     2014
                                                                  12.27             11.76            --     2013
                                                                  11.87             12.27            --     2012
                                                                  11.33             11.87            --     2011
                                                                  10.76             11.33            --     2010
                                                                   9.52             10.76            --     2009
                                                                  10.07              9.52            --     2008
                                                                  10.00             10.07            --     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $22.02            $24.13           692     2016
                                                                  22.86             22.02         1,581     2015
                                                                  22.03             22.86         1,850     2014
                                                                  16.56             22.03         2,110     2013
                                                                  14.76             16.56         2,442     2012
                                                                  16.92             14.76         3,268     2011
                                                                  13.44             16.92         3,704     2010
                                                                   9.82             13.44         4,758     2009
                                                                  16.61              9.82         5,991     2008
                                                                  14.72             16.61         7,519     2007
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $16.71            $17.88            --     2016
                                                                         17.63             16.71            --     2015
                                                                         16.91             17.63            --     2014
                                                                         13.27             16.91         1,107     2013
                                                                         10.66             13.27         1,280     2012
                                                                         11.97             10.66           740     2011
                                                                          9.68             11.97         1,848     2010
                                                                          6.29              9.68         2,250     2009
                                                                         13.20              6.29         1,930     2008
                                                                         12.78             13.20         2,245     2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.42            $11.55            --     2016
                                                                         11.35             10.42            --     2015
                                                                         11.28             11.35            --     2014
                                                                          9.31             11.28            --     2013
                                                                          8.24              9.31            --     2012
                                                                          8.55              8.24            --     2011
                                                                          7.92              8.55            --     2010
                                                                          6.21              7.92            --     2009
                                                                          9.90              6.21            --     2008
                                                                         10.00              9.90            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.12            $15.76            --     2016
                                                                         15.51             14.12            --     2015
                                                                         15.15             15.51            --     2014
                                                                         13.58             15.15           467     2013
                                                                         12.31             13.58           524     2012
                                                                         12.28             12.31            --     2011
                                                                         11.14             12.28            --     2010
                                                                          8.39             11.14           165     2009
                                                                         12.18              8.39            --     2008
                                                                         11.99             12.18         7,359     2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.09            $13.74            --     2016
                                                                         13.00             12.09            --     2015
                                                                         12.39             13.00            --     2014
                                                                          9.87             12.39            --     2013
                                                                          8.82              9.87            --     2012
                                                                          9.11              8.82            --     2011
                                                                          8.37              9.11            --     2010
                                                                          6.78              8.37            --     2009
                                                                         11.01              6.78            --     2008
                                                                         10.87             11.01            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.12            $10.86            --     2016
                                                                         11.05             10.12            --     2015
                                                                         11.62             11.05            --     2014
                                                                          9.07             11.62            --     2013
                                                                          7.65              9.07            --     2012
                                                                          8.40              7.65            --     2011
                                                                          7.99              8.40            --     2010
                                                                          6.23              7.99            --     2009
                                                                         11.03              6.23            --     2008
                                                                         11.01             11.03            --     2007
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.30            $ 9.11         6,964     2016
                                                                          9.50              9.30         1,407     2015
                                                                          9.71              9.50         1,580     2014
                                                                          9.91              9.71         1,729     2013
                                                                         10.00              9.91         4,836     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $17.50            $19.45            --     2016
                                                                        19.69             17.50            --     2015
                                                                        17.71             19.69            --     2014
                                                                        13.61             17.71            --     2013
                                                                        11.74             13.61            --     2012
                                                                        12.81             11.74           503     2011
                                                                        10.47             12.81           618     2010
                                                                         8.03             10.47           933     2009
                                                                        13.03              8.03            39     2008
                                                                        12.90             13.03            40     2007
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $18.44            $18.84           717     2016
                                                                        18.76             18.44           718     2015
                                                                        17.71             18.76           720     2014
                                                                        15.10             17.71           812     2013
                                                                        13.60             15.10           961     2012
                                                                        13.71             13.60         1,129     2011
                                                                        12.95             13.71         1,305     2010
                                                                        10.53             12.95         1,491     2009
                                                                        12.82             10.53         2,209     2008
                                                                        11.87             12.82         2,434     2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $23.63            $23.59            --     2016
                                                                        21.57             23.63            --     2015
                                                                        20.31             21.57            --     2014
                                                                        15.85             20.31           400     2013
                                                                        13.07             15.85           437     2012
                                                                        14.35             13.07            --     2011
                                                                        13.76             14.35         1,217     2010
                                                                         9.63             13.76         1,479     2009
                                                                        17.66              9.63         1,507     2008
                                                                        13.20             17.66         1,638     2007
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $16.11            $14.71            45     2016
                                                                        18.04             16.11            46     2015
                                                                        20.97             18.04            46     2014
                                                                        18.74             20.97            61     2013
                                                                        16.92             18.74            83     2012
                                                                        25.54             16.92           116     2011
                                                                        20.86             25.54         1,003     2010
                                                                        11.90             20.86         1,480     2009
                                                                        25.45             11.90         4,643     2008
                                                                        20.31             25.45         5,367     2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.14            $19.90            47     2016
                                                                        20.98             20.14            48     2015
                                                                        17.85             20.98            48     2014
                                                                        12.37             17.85            64     2013
                                                                        10.67             12.37            86     2012
                                                                        10.66             10.67           125     2011
                                                                         8.73             10.66         1,895     2010
                                                                         6.65              8.73         3,550     2009
                                                                        11.43              6.65         5,152     2008
                                                                        11.63             11.43         7,784     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $12.58            $14.14            --     2016
                                                                        13.45             12.58            --     2015
                                                                        12.11             13.45            --     2014
                                                                         9.84             12.11            --     2013
                                                                         8.81              9.84            --     2012
                                                                         8.35              8.81            --     2011
                                                                         7.61              8.35            --     2010
                                                                         6.34              7.61            --     2009
                                                                         9.96              6.34            --     2008
                                                                        10.00              9.96            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.43            $10.43            --     2016
                                                                         9.92              9.43            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $17.60            $18.67            --     2016
                                                                        17.99             17.60            --     2015
                                                                        16.60             17.99            --     2014
                                                                        12.87             16.60            --     2013
                                                                        11.06             12.87            --     2012
                                                                        11.58             11.06            --     2011
                                                                        10.67             11.58            --     2010
                                                                         8.61             10.67            --     2009
                                                                        13.18              8.61            --     2008
                                                                        12.23             13.18           238     2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $17.23            $18.35            --     2016
                                                                        17.98             17.23            --     2015
                                                                        19.86             17.98            --     2014
                                                                        14.36             19.86             5     2013
                                                                        12.14             14.36             8     2012
                                                                        13.85             12.14         2,275     2011
                                                                        10.41             13.85         2,093     2010
                                                                         6.52             10.41         2,705     2009
                                                                        11.02              6.52         3,852     2008
                                                                        11.01             11.02         3,499     2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.93            $14.84            --     2016
                                                                        14.31             13.93            --     2015
                                                                        13.51             14.31            --     2014
                                                                        11.62             13.51            --     2013
                                                                        10.70             11.62            --     2012
                                                                        10.76             10.70            --     2011
                                                                        10.02             10.76            --     2010
                                                                         8.70             10.02            --     2009
                                                                        11.44              8.70            --     2008
                                                                        11.24             11.44            --     2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $24.19            $26.35            --     2016
                                                                        28.99             24.19            --     2015
                                                                        26.33             28.99            --     2014
                                                                        22.37             26.33            --     2013
                                                                        20.19             22.37            --     2012
                                                                        19.36             20.19            --     2011
                                                                        17.42             19.36            --     2010
                                                                        13.39             17.42            --     2009
                                                                        22.00             13.39            --     2008
                                                                        17.62             22.00            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $ 9.68            $10.03            --     2016
                                                                                  10.00              9.68            --     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $15.26            $14.57         1,258     2016
                                                                                  15.09             15.26         1,258     2015
                                                                                  13.39             15.09         1,259     2014
                                                                                  10.57             13.39           121     2013
                                                                                   9.48             10.57           241     2012
                                                                                   9.82              9.48           391     2011
                                                                                   9.19              9.82           885     2010
                                                                                   6.51              9.19         1,630     2009
                                                                                  12.24              6.51         3,164     2008
                                                                                  10.99             12.24         5,971     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $10.94            $11.24            --     2016
                                                                                  11.11             10.94            --     2015
                                                                                  10.51             11.11            --     2014
                                                                                   9.51             10.51            --     2013
                                                                                   8.67              9.51            --     2012
                                                                                   8.82              8.67            --     2011
                                                                                   7.99              8.82            --     2010
                                                                                   6.72              7.99            --     2009
                                                                                  12.17              6.72           488     2008
                                                                                  12.01             12.17           518     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $16.44            $16.43            --     2016
                                                                                  15.79             16.44            --     2015
                                                                                  15.28             15.79            --     2014
                                                                                  11.51             15.28            --     2013
                                                                                  10.12             11.51            --     2012
                                                                                  10.25             10.12            --     2011
                                                                                   8.24             10.25            --     2010
                                                                                   6.36              8.24            --     2009
                                                                                  12.79              6.36            --     2008
                                                                                  12.33             12.79            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $17.76            $17.36           618     2016
                                                                                  17.50             17.76           618     2015
                                                                                  17.51             17.50           618     2014
                                                                                  14.09             17.51            57     2013
                                                                                  11.90             14.09           132     2012
                                                                                  13.28             11.90         8,035     2011
                                                                                  11.73             13.28        11,181     2010
                                                                                   8.60             11.73        12,888     2009
                                                                                  14.72              8.60        15,129     2008
                                                                                  14.17             14.72        14,452     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $16.34            $17.80            --     2016
                                                                                  16.19             16.34           902     2015
                                                                                  14.98             16.19         1,002     2014
                                                                                  11.64             14.98         1,068     2013
                                                                                  10.19             11.64         1,119     2012
                                                                                  10.45             10.19         1,188     2011
                                                                                   9.21             10.45         1,288     2010
                                                                                   7.35              9.21         4,967     2009
                                                                                  12.24              7.35         5,100     2008
                                                                                  12.00             12.24         5,155     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $19.12            $22.03           954     2016
                                                                              20.80             19.12         1,003     2015
                                                                              19.03             20.80         1,051     2014
                                                                              13.82             19.03         1,025     2013
                                                                              12.00             13.82         1,263     2012
                                                                              12.55             12.00           927     2011
                                                                              10.42             12.55         1,107     2010
                                                                               7.78             10.42         1,481     2009
                                                                              12.81              7.78         2,137     2008
                                                                              13.27             12.81         3,957     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.70            $12.93            --     2016
                                                                              13.16             11.70            --     2015
                                                                              13.38             13.16            --     2014
                                                                              13.65             13.38           800     2013
                                                                              12.14             13.65           584     2012
                                                                              12.17             12.14            --     2011
                                                                              11.00             12.17            --     2010
                                                                               9.25             11.00            --     2009
                                                                              11.24              9.25            --     2008
                                                                              10.61             11.24            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.47            $17.03            55     2016
                                                                              16.06             15.47            55     2015
                                                                              15.88             16.06            85     2014
                                                                              15.34             15.88           152     2013
                                                                              13.71             15.34           243     2012
                                                                              13.55             13.71         2,317     2011
                                                                              12.09             13.55         7,636     2010
                                                                               8.80             12.09         8,261     2009
                                                                              11.76              8.80        11,595     2008
                                                                              11.60             11.76        15,625     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.87            $16.63            --     2016
                                                                              17.48             16.87            --     2015
                                                                              14.39             17.48            --     2014
                                                                              16.89             14.39            26     2013
                                                                              16.52             16.89            27     2012
                                                                              13.20             16.52         6,921     2011
                                                                              12.08             13.20        20,734     2010
                                                                              12.91             12.08        21,190     2009
                                                                              11.24             12.91        17,671     2008
                                                                              10.46             11.24        28,777     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.54            $11.45            --     2016
                                                                              11.75             11.54            --     2015
                                                                              11.90             11.75            --     2014
                                                                              12.17             11.90            --     2013
                                                                              11.74             12.17           641     2012
                                                                              11.86             11.74            --     2011
                                                                              11.51             11.86            --     2010
                                                                              10.37             11.51            --     2009
                                                                              10.64             10.37            --     2008
                                                                              10.12             10.64            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.01            $14.09           336     2016
                                                                 14.25             14.01           336     2015
                                                                 13.96             14.25           337     2014
                                                                 14.54             13.96         1,256     2013
                                                                 13.55             14.54         1,131     2012
                                                                 13.36             13.55         8,608     2011
                                                                 12.63             13.36        18,971     2010
                                                                 11.31             12.63        19,390     2009
                                                                 11.02             11.31        26,979     2008
                                                                 10.36             11.02        36,999     2007
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $20.70            $20.51            --     2016
                                                                 19.97             20.70            --     2015
                                                                 19.12             19.97            --     2014
                                                                 15.10             19.12            --     2013
                                                                 13.94             15.10            --     2012
                                                                 14.91             13.94            --     2011
                                                                 14.19             14.91            --     2010
                                                                  9.21             14.19            --     2009
                                                                 15.52              9.21            --     2008
                                                                 14.40             15.52            --     2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $20.19            $19.51            --     2016
                                                                 18.57             20.19            --     2015
                                                                 17.31             18.57            --     2014
                                                                 12.90             17.31            --     2013
                                                                 11.38             12.90            --     2012
                                                                 11.64             11.38            --     2011
                                                                 10.67             11.64            --     2010
                                                                  7.64             10.67            --     2009
                                                                 12.50              7.64            --     2008
                                                                 11.44             12.50            --     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.10            $13.57            --     2016
                                                                 15.94             11.10           238     2015
                                                                 20.30             15.94           275     2014
                                                                 18.90             20.30           287     2013
                                                                 19.88             18.90           299     2012
                                                                 25.18             19.88           328     2011
                                                                 20.18             25.18           328     2010
                                                                 11.68             20.18           328     2009
                                                                 25.49             11.68           328     2008
                                                                 17.63             25.49           328     2007
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $22.36            $23.20            --     2016
                                                                 21.10             22.36            --     2015
                                                                 18.35             21.10            --     2014
                                                                 13.92             18.35            --     2013
                                                                 12.18             13.92            --     2012
                                                                 12.18             12.18            --     2011
                                                                 10.50             12.18         4,664     2010
                                                                  7.05             10.50         5,331     2009
                                                                 12.41              7.05         7,711     2008
                                                                 10.76             12.41         6,923     2007
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares              $16.59            $17.94            --     2016
                                                                17.76             16.59            --     2015
                                                                16.27             17.76            --     2014
                                                                12.48             16.27            92     2013
                                                                11.24             12.48           110     2012
                                                                11.67             11.24           129     2011
                                                                10.69             11.67           152     2010
                                                                 8.70             10.69           167     2009
                                                                13.26              8.70           184     2008
                                                                12.30             13.26           199     2007
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.41            $11.50            --     2016
                                                                11.70             11.41            --     2015
                                                                11.37             11.70            --     2014
                                                                11.77             11.37            --     2013
                                                                11.38             11.77             1     2012
                                                                10.84             11.38             8     2011
                                                                10.29             10.84           325     2010
                                                                 9.75             10.29           346     2009
                                                                10.49              9.75           790     2008
                                                                10.22             10.49         6,467     2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $17.91            $17.97         3,196     2016
                                                                17.71             17.91         3,203     2015
                                                                15.86             17.71         3,211     2014
                                                                12.01             15.86         1,630     2013
                                                                10.15             12.01         1,974     2012
                                                                10.32             10.15        23,241     2011
                                                                 9.44             10.32        24,140     2010
                                                                 6.95              9.44        25,718     2009
                                                                11.21              6.95        32,135     2008
                                                                10.87             11.21        30,822     2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $25.26            $26.71           385     2016
                                                                24.67             25.26           959     2015
                                                                19.11             24.67         1,111     2014
                                                                19.02             19.11         1,294     2013
                                                                16.64             19.02         1,422     2012
                                                                15.47             16.64         1,603     2011
                                                                12.25             15.47         1,977     2010
                                                                 9.22             12.25         3,520     2009
                                                                14.72              9.22         4,184     2008
                                                                17.66             14.72         6,154     2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $16.93            $18.50         2,780     2016
                                                                17.11             16.93         2,783     2015
                                                                15.43             17.11         2,785     2014
                                                                11.94             15.43         1,423     2013
                                                                10.54             11.94         1,656     2012
                                                                10.59             10.54         1,921     2011
                                                                 9.42             10.59         2,155     2010
                                                                 7.62              9.42         3,433     2009
                                                                12.43              7.62         3,952     2008
                                                                12.08             12.43         4,019     2007
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $18.15            $21.99             --    2016
                                                          19.33             18.15            611    2015
                                                          19.03             19.33            745    2014
                                                          14.20             19.03          2,579    2013
                                                          12.66             14.20          3,408    2012
                                                          12.54             12.66          7,239    2011
                                                          10.05             12.54          8,095    2010
                                                           7.84             10.05         10,816    2009
                                                          12.84              7.84         12,626    2008
                                                          12.81             12.84         13,487    2007
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $13.23            $13.77         84,779    2016
                                                          13.67             13.23         71,399    2015
                                                          13.26             13.67         83,899    2014
                                                          11.78             13.26        231,552    2013
                                                          10.69             11.78        276,815    2012
                                                          11.24             10.69        286,354    2011
                                                          10.47             11.24        348,881    2010
                                                           8.85             10.47        400,958    2009
                                                          12.79              8.85        405,722    2008
                                                          11.70             12.79        441,143    2007
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $11.73            $12.18             --    2016
                                                          12.15             11.73             --    2015
                                                          11.81             12.15             --    2014
                                                          10.52             11.81             --    2013
                                                           9.57             10.52             --    2012
                                                          10.09              9.57             --    2011
                                                           9.42             10.09             --    2010
                                                           7.98              9.42             --    2009
                                                          11.55              7.98             --    2008
                                                          10.57             11.55             --    2007
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $16.20            $17.34             --    2016
                                                          16.94             16.20             --    2015
                                                          15.34             16.94             --    2014
                                                          11.70             15.34             --    2013
                                                          10.32             11.70             --    2012
                                                          10.86             10.32             --    2011
                                                          10.06             10.86             --    2010
                                                           7.81             10.06             --    2009
                                                          12.47              7.81             --    2008
                                                          11.79             12.47             56    2007
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.93            $18.63             --    2016
                                                          19.08             18.93             --    2015
                                                          18.76             19.08             --    2014
                                                          13.70             18.76             --    2013
                                                          11.62             13.70             --    2012
                                                          12.57             11.62             --    2011
                                                          10.00             12.57             --    2010
--------------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.30            $11.55            --     2016
                                                            11.41             11.30            --     2015
                                                            10.89             11.41            --     2014
                                                             9.58             10.89            --     2013
                                                             8.64              9.58            --     2012
                                                             9.11              8.64            --     2011
                                                             8.45              9.11            --     2010
                                                             6.94              8.45            --     2009
                                                            10.17              6.94            --     2008
                                                            10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.25            $12.84            --     2016
                                                            13.20             13.25            --     2015
                                                            12.87             13.20            --     2014
                                                            10.71             12.87            --     2013
                                                             9.67             10.71            --     2012
                                                            12.91              9.67            --     2011
                                                            11.13             12.91            --     2010
                                                             7.43             11.13            --     2009
                                                            14.47              7.43            --     2008
                                                            12.34             14.47            --     2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.55            $16.89            --     2016
                                                            15.68             15.55            --     2015
                                                            14.67             15.68            --     2014
                                                            11.14             14.67            --     2013
                                                             9.72             11.14            --     2012
                                                             9.37              9.72            --     2011
                                                             8.49              9.37            --     2010
                                                             7.21              8.49            --     2009
                                                            12.44              7.21            --     2008
                                                            12.13             12.44            --     2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.56            $ 9.28         2,049     2016
                                                             9.55              9.56         2,350     2015
                                                            10.44              9.55         2,744     2014
                                                             8.70             10.44         2,819     2013
                                                             7.79              8.70         3,219     2012
                                                             9.88              7.79        12,175     2011
                                                             9.69              9.88        12,335     2010
                                                             7.37              9.69        12,373     2009
                                                            16.14              7.37        13,106     2008
                                                            15.63             16.14        12,128     2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $19.55            $19.57            --     2016
                                                            18.03             19.55            --     2015
                                                            16.20             18.03            --     2014
                                                            12.09             16.20            --     2013
                                                            10.59             12.09            --     2012
                                                            11.25             10.59            --     2011
                                                            10.47             11.25            --     2010
                                                             7.81             10.47            --     2009
                                                            13.27              7.81            --     2008
                                                            11.95             13.27            --     2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.38            $15.98            --     2016
                                                                        15.97             15.38            --     2015
                                                                        16.68             15.97            --     2014
                                                                        11.73             16.68            --     2013
                                                                        10.46             11.73            --     2012
                                                                        10.26             10.46            --     2011
                                                                         7.68             10.26            --     2010
                                                                         5.56              7.68            --     2009
                                                                        10.45              5.56            --     2008
                                                                         9.40             10.45            --     2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.34            $14.34            --     2016
                                                                        13.96             14.34            --     2015
                                                                        13.16             13.96            --     2014
                                                                         9.60             13.16            --     2013
                                                                        10.00              9.60            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.43            $18.39         3,378     2016
                                                                        17.99             18.43         2,807     2015
                                                                        17.00             17.99         2,138     2014
                                                                        12.44             17.00         2,446     2013
                                                                        11.22             12.44         2,613     2012
                                                                        12.25             11.22         2,802     2011
                                                                        10.48             12.25         2,997     2010
                                                                         6.47             10.48         3,211     2009
                                                                        12.99              6.47         3,470     2008
                                                                        11.39             12.99         3,690     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.68            $16.80         1,008     2016
                                                                        16.00             14.68         1,019     2015
                                                                        15.00             16.00         1,106     2014
                                                                        11.31             15.00         1,133     2013
                                                                         9.72             11.31         1,156     2012
                                                                        10.15              9.72         1,191     2011
                                                                         8.97             10.15         3,231     2010
                                                                         7.14              8.97         3,262     2009
                                                                        11.38              7.14         3,275     2008
                                                                        11.92             11.38         2,395     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.01            $15.11           746     2016
                                                                        15.20             14.01           843     2015
                                                                        14.37             15.20           862     2014
                                                                        11.37             14.37           967     2013
                                                                        10.21             11.37         1,093     2012
                                                                        10.44             10.21         1,179     2011
                                                                         9.75             10.44         1,347     2010
                                                                         7.77              9.75         1,432     2009
                                                                        11.37              7.77         1,560     2008
                                                                        10.75             11.37         1,728     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $12.65            $14.21            --     2016
                                                                        13.28             12.65            --     2015
                                                                        12.49             13.28            --     2014
                                                                        10.22             12.49            --     2013
                                                                         9.30             10.22            --     2012
                                                                         9.63              9.30            --     2011
                                                                         8.79              9.63            --     2010
                                                                         7.34              8.79            --     2009
                                                                         9.71              7.34            --     2008
                                                                        10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $15.59            $15.14           105     2016
                                                                      16.36             15.59           111     2015
                                                                      16.72             16.36           116     2014
                                                                      14.40             16.72           121     2013
                                                                      12.77             14.40           125     2012
                                                                      14.04             12.77           134     2011
                                                                      12.75             14.04           917     2010
                                                                       9.66             12.75           934     2009
                                                                      16.62              9.66           949     2008
                                                                      14.85             16.62           965     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $10.84            $12.50            --     2016
                                                                      12.40             10.84            --     2015
                                                                      11.92             12.40            --     2014
                                                                       9.15             11.92            --     2013
                                                                       7.95              9.15            --     2012
                                                                       8.41              7.95            --     2011
                                                                       8.04              8.41            --     2010
                                                                       5.57              8.04            --     2009
                                                                      11.84              5.57            --     2008
                                                                      11.94             11.84            --     2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.13            $11.37            --     2016
                                                                      11.67             11.13            --     2015
                                                                      11.55             11.67            --     2014
                                                                      12.91             11.55            --     2013
                                                                      12.29             12.91            --     2012
                                                                      11.24             12.29            --     2011
                                                                      10.94             11.24            --     2010
                                                                      10.15             10.94            --     2009
                                                                      10.54             10.15            --     2008
                                                                       9.85             10.54            --     2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $15.42            $17.75           885     2016
                                                                      16.80             15.42           521     2015
                                                                      15.67             16.80           550     2014
                                                                      11.64             15.67           579     2013
                                                                      10.46             11.64           613     2012
                                                                      11.00             10.46         8,866     2011
                                                                       9.99             11.00         8,906     2010
                                                                       7.81              9.99         8,951     2009
                                                                      12.66              7.81         9,007     2008
                                                                      12.75             12.66         9,075     2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $15.62            $15.86         1,762     2016
                                                                      16.13             15.62         1,454     2015
                                                                      16.19             16.13        13,789     2014
                                                                      14.46             16.19        14,551     2013
                                                                      13.45             14.46        15,062     2012
                                                                      14.27             13.45        16,916     2011
                                                                      13.29             14.27        24,595     2010
                                                                      11.24             13.29        31,115     2009
                                                                      14.31             11.24        17,150     2008
                                                                      12.53             14.31        15,741     2007
--------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares             $16.89            $17.77            --     2016
                                 16.85             16.89            --     2015
                                 15.12             16.85            --     2014
                                 11.57             15.12            --     2013
                                 10.31             11.57            --     2012
                                 10.30             10.31            --     2011
                                  9.15             10.30            --     2010
                                  7.39              9.15            --     2009
                                 12.78              7.39            --     2008
                                 12.09             12.78            --     2007
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $15.93            $19.22            --     2016
                                 17.47             15.93            29     2015
                                 17.00             17.47            29     2014
                                 12.23             17.00            29     2013
                                 11.04             12.23            29     2012
                                 11.59             11.04            29     2011
                                  9.24             11.59            29     2010
                                  7.38              9.24           133     2009
                                 12.62              7.38           301     2008
                                 13.05             12.62           428     2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.66         5,678     2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.40         9,654     2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $11.34            $12.08            --     2016
                                 11.71             11.34            --     2015
                                 11.90             11.71            84     2014
                                 11.72             11.90            94     2013
                                 11.17             11.72           120     2012
                                 11.13             11.17           117     2011
                                 10.43             11.13           129     2010
                                  7.39             10.43           174     2009
                                 10.37              7.39           203     2008
                                 10.44             10.37           268     2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $15.58            $17.45            --     2016
                                 16.38             15.58            --     2015
                                 16.35             16.38            --     2014
                                 15.66             16.35            --     2013
                                 14.01             15.66            --     2012
                                 13.65             14.01         5,490     2011
                                 12.21             13.65         5,490     2010
                                  8.18             12.21         5,490     2009
                                 11.32              8.18         5,490     2008
                                 11.22             11.32         5,490     2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $19.07            $19.29            --     2016
                                 18.37             19.07            --     2015
                                 17.17             18.37            --     2014
                                 12.57             17.17            --     2013
                                 10.98             12.57            --     2012
                                 12.98             10.98            --     2011
                                 11.27             12.98            --     2010
                                  8.93             11.27            --     2009
                                 15.71              8.93            --     2008
                                 13.32             15.71            --     2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM /Portfolio -- Service Class 2                    $14.43            $14.51            --     2016
                                                                         14.76             14.43            --     2015
                                                                         14.30             14.76            --     2014
                                                                         12.68             14.30            --     2013
                                                                         11.55             12.68            --     2012
                                                                         12.15             11.55            --     2011
                                                                         10.90             12.15            --     2010
                                                                          8.66             10.90            --     2009
                                                                         12.45              8.66            --     2008
                                                                         11.05             12.45            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.40            $15.07            --     2016
                                                                         14.68             14.40            --     2015
                                                                         13.64             14.68            --     2014
                                                                         11.69             13.64            --     2013
                                                                         10.41             11.69            --     2012
                                                                         11.07             10.41            --     2011
                                                                          9.61             11.07            --     2010
                                                                          7.10              9.61            --     2009
                                                                         11.03              7.10            --     2008
                                                                         10.38             11.03            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.65            $19.65         2,343     2016
                                                                         18.99             18.65         1,832     2015
                                                                         17.39             18.99         2,095     2014
                                                                         13.58             17.39         2,214     2013
                                                                         11.95             13.58         3,187     2012
                                                                         12.57             11.95        13,103     2011
                                                                         10.99             12.57        16,484     2010
                                                                          8.30             10.99        17,939     2009
                                                                         14.81              8.30        18,796     2008
                                                                         12.91             14.81        19,524     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.40            $21.49            --     2016
                                                                         21.66             21.40            --     2015
                                                                         20.02             21.66            --     2014
                                                                         14.80             20.02            --     2013
                                                                         12.38             14.80            --     2012
                                                                         13.02             12.38            --     2011
                                                                         11.28             13.02            --     2010
                                                                          8.50             11.28            --     2009
                                                                         14.81              8.50            --     2008
                                                                         14.19             14.81            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.11            $16.25         2,497     2016
                                                                         15.07             14.11         2,591     2015
                                                                         14.21             15.07         2,840     2014
                                                                         11.36             14.21         2,976     2013
                                                                          9.93             11.36         3,263     2012
                                                                         10.08              9.93         3,570     2011
                                                                          8.97             10.08         3,791     2010
                                                                          7.06              8.97         3,919     2009
                                                                         12.63              7.06         4,417     2008
                                                                         12.75             12.63         3,139     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $16.19            $18.34            --     2016
                                                                  16.98             16.19            --     2015
                                                                  15.75             16.98            --     2014
                                                                  12.09             15.75            --     2013
                                                                  10.45             12.09            15     2012
                                                                  10.55             10.45            --     2011
                                                                   9.41             10.55         2,549     2010
                                                                   7.58              9.41           532     2009
                                                                  13.34              7.58           540     2008
                                                                  12.19             13.34           117     2007
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.17            $15.82            --     2016
                                                                  15.69             16.17            --     2015
                                                                  14.33             15.69            --     2014
                                                                  10.65             14.33            --     2013
                                                                  10.00             10.65            --     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $18.53            $18.23            --     2016
                                                                  17.73             18.53            --     2015
                                                                  16.33             17.73            --     2014
                                                                  12.27             16.33            --     2013
                                                                  10.97             12.27            15     2012
                                                                  11.22             10.97            --     2011
                                                                   9.26             11.22            --     2010
                                                                   7.40              9.26            82     2009
                                                                  14.36              7.40           121     2008
                                                                  11.60             14.36           110     2007
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.70            $11.96            --     2016
                                                                  12.07             11.70            --     2015
                                                                  11.68             12.07            --     2014
                                                                  12.20             11.68            --     2013
                                                                  11.81             12.20            --     2012
                                                                  11.28             11.81         2,518     2011
                                                                  10.73             11.28            --     2010
                                                                   9.50             10.73         9,779     2009
                                                                  10.06              9.50         9,799     2008
                                                                  10.00             10.06            --     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $19.66            $21.52           699     2016
                                                                  20.43             19.66           702     2015
                                                                  19.71             20.43           813     2014
                                                                  14.83             19.71           824     2013
                                                                  13.24             14.83           850     2012
                                                                  15.18             13.24           849     2011
                                                                  12.07             15.18         1,763     2010
                                                                   8.83             12.07         1,373     2009
                                                                  14.96              8.83         1,480     2008
                                                                  13.26             14.96         1,599     2007
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $17.10            $18.27            23     2016
                                                                  18.06             17.10           140     2015
                                                                  17.34             18.06           237     2014
                                                                  13.62             17.34           238     2013
                                                                  10.96             13.62           185     2012
                                                                  12.32             10.96            --     2011
                                                                   9.97             12.32            99     2010
                                                                   6.49              9.97            17     2009
                                                                  13.61              6.49            47     2008
                                                                  13.20             13.61            38     2007
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.34            $11.44            --     2016
                                                                         11.27             10.34            --     2015
                                                                         11.20             11.27            --     2014
                                                                          9.26             11.20            --     2013
                                                                          8.21              9.26            --     2012
                                                                          8.52              8.21         1,346     2011
                                                                          7.90              8.52         1,422     2010
                                                                          6.20              7.90         1,504     2009
                                                                          9.89              6.20         1,602     2008
                                                                         10.00              9.89            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.96            $15.57         1,885     2016
                                                                         15.36             13.96         2,061     2015
                                                                         15.01             15.36         2,178     2014
                                                                         13.47             15.01         3,029     2013
                                                                         12.23             13.47         3,391     2012
                                                                         12.21             12.23         3,584     2011
                                                                         11.08             12.21         5,787     2010
                                                                          8.36             11.08         8,133     2009
                                                                         12.15              8.36         9,142     2008
                                                                         11.97             12.15        19,813     2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $11.98            $13.59           966     2016
                                                                         12.88             11.98           968     2015
                                                                         12.30             12.88           970     2014
                                                                          9.80             12.30           972     2013
                                                                          8.77              9.80           974     2012
                                                                          9.06              8.77           976     2011
                                                                          8.33              9.06         2,358     2010
                                                                          6.76              8.33         3,472     2009
                                                                         10.99              6.76         3,474     2008
                                                                         10.86             10.99         1,380     2007
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.02            $10.74           990     2016
                                                                         10.95             10.02           992     2015
                                                                         11.52             10.95           994     2014
                                                                          9.01             11.52           996     2013
                                                                          7.61              9.01           998     2012
                                                                          8.36              7.61         1,000     2011
                                                                          7.96              8.36         2,383     2010
                                                                          6.21              7.96         2,385     2009
                                                                         11.01              6.21         2,387     2008
                                                                         11.00             11.01         1,381     2007
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.27            $ 9.07            53     2016
                                                                          9.48              9.27            57     2015
                                                                          9.69              9.48            58     2014
                                                                          9.91              9.69            62     2013
                                                                         10.00              9.91            53     2012
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares              $17.31            $19.22            --     2016
                                                                         19.50             17.31            --     2015
                                                                         17.56             19.50            --     2014
                                                                         13.51             17.56            --     2013
                                                                         11.66             13.51            13     2012
                                                                         12.73             11.66            --     2011
                                                                         10.42             12.73            --     2010
                                                                          8.00             10.42            72     2009
                                                                         12.99              8.00            85     2008
                                                                         12.87             12.99           120     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $18.13            $18.50           717     2016
                                                                        18.46             18.13           717     2015
                                                                        17.44             18.46           717     2014
                                                                        14.88             17.44           717     2013
                                                                        13.42             14.88           732     2012
                                                                        13.54             13.42           732     2011
                                                                        12.81             13.54           732     2010
                                                                        10.43             12.81           732     2009
                                                                        12.70             10.43           732     2008
                                                                        11.78             12.70         2,386     2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $21.74            $21.67            81     2016
                                                                        19.86             21.74           201     2015
                                                                        18.72             19.86           306     2014
                                                                        14.62             18.72           318     2013
                                                                        12.07             14.62           320     2012
                                                                        13.26             12.07           181     2011
                                                                        12.74             13.26           212     2010
                                                                         8.92             12.74           803     2009
                                                                        16.38              8.92           813     2008
                                                                        12.26             16.38           163     2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.68            $21.40           763     2016
                                                                        22.60             21.68           487     2015
                                                                        19.25             22.60           514     2014
                                                                        13.35             19.25           541     2013
                                                                        11.53             13.35           573     2012
                                                                        11.54             11.53         1,681     2011
                                                                         9.46             11.54         1,778     2010
                                                                         7.21              9.46         1,886     2009
                                                                        12.40              7.21         2,016     2008
                                                                        12.64             12.40           784     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $12.47            $14.00            --     2016
                                                                        13.34             12.47            --     2015
                                                                        12.02             13.34            --     2014
                                                                         9.78             12.02            --     2013
                                                                         8.77              9.78            --     2012
                                                                         8.32              8.77            --     2011
                                                                         7.59              8.32            --     2010
                                                                         6.33              7.59            --     2009
                                                                         9.95              6.33            --     2008
                                                                        10.00              9.95            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.42            $10.41           809     2016
                                                                         9.92              9.42           938     2015
                                                                        10.00              9.92           989     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $17.27            $18.29            --     2016
                                                                        17.66             17.27            --     2015
                                                                        16.31             17.66            --     2014
                                                                        12.66             16.31            --     2013
                                                                        10.89             12.66            --     2012
                                                                        11.41             10.89            --     2011
                                                                        10.53             11.41            --     2010
                                                                         8.50             10.53            --     2009
                                                                        13.03              8.50            --     2008
                                                                        12.11             13.03            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      $20.54            $21.86            --     2016
                                                                            21.47             20.54            --     2015
                                                                            23.73             21.47            --     2014
                                                                            17.18             23.73            --     2013
                                                                            14.53             17.18            --     2012
                                                                            16.60             14.53            --     2011
                                                                            12.48             16.60            --     2010
                                                                             7.84             12.48            --     2009
                                                                            13.25              7.84            --     2008
                                                                            13.25             13.25            --     2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $13.78            $14.67         2,219     2016
                                                                            14.17             13.78         2,223     2015
                                                                            13.39             14.17         2,226     2014
                                                                            11.53             13.39         2,230     2013
                                                                            10.63             11.53         2,233     2012
                                                                            10.70             10.63         2,237     2011
                                                                             9.98             10.70         2,240     2010
                                                                             8.66              9.98         2,244     2009
                                                                            11.40              8.66         2,247     2008
                                                                            11.22             11.40           490     2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $19.92            $21.67         1,310     2016
                                                                            23.89             19.92         1,043     2015
                                                                            21.72             23.89         1,072     2014
                                                                            18.48             21.72         1,100     2013
                                                                            16.69             18.48         1,133     2012
                                                                            16.02             16.69         3,145     2011
                                                                            14.43             16.02         2,035     2010
                                                                            11.11             14.43         1,252     2009
                                                                            18.26             11.11         1,306     2008
                                                                            14.64             18.26           787     2007
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.67            $10.01            --     2016
                                                                            10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.71            $14.99            --     2016
                                                                            15.56             15.71            --     2015
                                                                            13.82             15.56            --     2014
                                                                            10.91             13.82            --     2013
                                                                             9.81             10.91            --     2012
                                                                            10.17              9.81            --     2011
                                                                             9.52             10.17            --     2010
                                                                             6.76              9.52            --     2009
                                                                            12.71              6.76            --     2008
                                                                            11.42             12.71            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares              $10.20            $10.47            --     2016
                                                                            10.37             10.20            --     2015
                                                                             9.82             10.37            --     2014
                                                                             8.90              9.82           829     2013
                                                                             8.11              8.90         1,168     2012
                                                                             8.26              8.11         1,543     2011
                                                                             7.50              8.26         1,929     2010
                                                                             6.31              7.50         2,340     2009
                                                                            11.44              6.31         2,828     2008
                                                                            11.30             11.44         3,244     2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $15.47            $15.45            --     2016
                                                                          14.88             15.47            --     2015
                                                                          14.41             14.88            --     2014
                                                                          10.87             14.41            --     2013
                                                                           9.57             10.87            --     2012
                                                                           9.70              9.57            --     2011
                                                                           7.80              9.70            --     2010
                                                                           6.03              7.80            --     2009
                                                                          12.14              6.03            --     2008
                                                                          11.71             12.14            --     2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $16.99            $16.60            --     2016
                                                                          16.76             16.99            30     2015
                                                                          16.79             16.76           108     2014
                                                                          13.52             16.79           108     2013
                                                                          11.43             13.52           830     2012
                                                                          12.78             11.43           831     2011
                                                                          11.29             12.78           831     2010
                                                                           8.28             11.29         1,873     2009
                                                                          14.20              8.28         2,100     2008
                                                                          13.69             14.20         1,655     2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.44            $17.90         1,787     2016
                                                                          16.31             16.44         1,880     2015
                                                                          15.10             16.31         1,066     2014
                                                                          11.75             15.10         1,322     2013
                                                                          10.30             11.75         2,217     2012
                                                                          10.57             10.30         2,331     2011
                                                                           9.33             10.57         2,449     2010
                                                                           7.45              9.33         2,576     2009
                                                                          12.42              7.45         2,728     2008
                                                                          12.19             12.42         2,858     2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.87            $21.71            63     2016
                                                                          20.54             18.87           217     2015
                                                                          18.81             20.54           349     2014
                                                                          13.68             18.81           405     2013
                                                                          11.89             13.68           504     2012
                                                                          12.45             11.89           503     2011
                                                                          10.34             12.45         1,714     2010
                                                                           7.73             10.34         1,113     2009
                                                                          12.75              7.73         1,410     2008
                                                                          13.22             12.75         1,703     2007
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $11.57            $12.78            16     2016
                                                                          13.03             11.57            95     2015
                                                                          13.26             13.03           296     2014
                                                                          13.54             13.26           294     2013
                                                                          12.06             13.54           231     2012
                                                                          12.10             12.06           127     2011
                                                                          10.95             12.10           128     2010
                                                                           9.22             10.95           129     2009
                                                                          11.21              9.22           130     2008
                                                                          10.60             11.21           131     2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.75            $16.22            --     2016
                                                                              15.33             14.75            --     2015
                                                                              15.17             15.33            --     2014
                                                                              14.67             15.17            --     2013
                                                                              13.13             14.67            --     2012
                                                                              12.99             13.13         2,294     2011
                                                                              11.60             12.99           909     2010
                                                                               8.46             11.60            --     2009
                                                                              11.30              8.46            --     2008
                                                                              11.17             11.30            52     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.82            $15.58         5,669     2016
                                                                              16.41             15.82            --     2015
                                                                              13.53             16.41            --     2014
                                                                              15.89             13.53            --     2013
                                                                              15.56             15.89            --     2012
                                                                              12.44             15.56            --     2011
                                                                              11.40             12.44            --     2010
                                                                              12.19             11.40         1,045     2009
                                                                              10.63             12.19         1,045     2008
                                                                               9.90             10.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.41            $11.32            --     2016
                                                                              11.63             11.41            --     2015
                                                                              11.79             11.63            --     2014
                                                                              12.07             11.79            --     2013
                                                                              11.66             12.07           114     2012
                                                                              11.79             11.66           259     2011
                                                                              11.45             11.79           127     2010
                                                                              10.33             11.45            --     2009
                                                                              10.61             10.33            --     2008
                                                                              10.11             10.61            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.59            $13.65         7,832     2016
                                                                              13.83             13.59         8,190     2015
                                                                              13.57             13.83        12,308     2014
                                                                              14.15             13.57        13,103     2013
                                                                              13.20             14.15        14,586     2012
                                                                              13.03             13.20        17,388     2011
                                                                              12.32             13.03        18,237     2010
                                                                              11.05             12.32        18,785     2009
                                                                              10.78             11.05        13,215     2008
                                                                              10.14             10.78        10,050     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $19.40            $19.21            50     2016
                                                                              18.74             19.40            56     2015
                                                                              17.96             18.74            62     2014
                                                                              14.19             17.96            69     2013
                                                                              13.12             14.19            75     2012
                                                                              14.05             13.12            76     2011
                                                                              13.38             14.05            90     2010
                                                                               8.69             13.38           259     2009
                                                                              14.67              8.69           298     2008
                                                                              13.62             14.67           335     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                   $20.82            $20.10            --     2016
                                                           19.17             20.82            --     2015
                                                           17.89             19.17            --     2014
                                                           13.34             17.89            --     2013
                                                           11.79             13.34            --     2012
                                                           12.06             11.79            --     2011
                                                           11.07             12.06            --     2010
                                                            7.94             11.07            --     2009
                                                           13.00              7.94            --     2008
                                                           11.91             13.00            --     2007
---------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares          $10.98            $13.41         1,234     2016
                                                           15.79             10.98           740     2015
                                                           20.13             15.79           754     2014
                                                           18.75             20.13           773     2013
                                                           19.75             18.75           796     2012
                                                           25.04             19.75         1,034     2011
                                                           20.08             25.04         2,001     2010
                                                           11.64             20.08         2,048     2009
                                                           25.42             11.64         2,113     2008
                                                           17.60             25.42         1,533     2007
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                   $24.26            $25.15            --     2016
                                                           22.92             24.26            --     2015
                                                           19.95             22.92            --     2014
                                                           15.15             19.95            --     2013
                                                           13.27             15.15            --     2012
                                                           13.28             13.27            --     2011
                                                           11.46             13.28            --     2010
                                                            7.71             11.46            --     2009
                                                           13.57              7.71         1,787     2008
                                                           11.78             13.57         1,787     2007
---------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares         $16.22            $17.53            --     2016
                                                           17.38             16.22            --     2015
                                                           15.94             17.38            --     2014
                                                           12.25             15.94            --     2013
                                                           11.04             12.25            --     2012
                                                           11.47             11.04            --     2011
                                                           10.51             11.47            --     2010
                                                            8.57             10.51            --     2009
                                                           13.07              8.57            --     2008
                                                           12.14             13.07            --     2007
---------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                    $11.30            $11.38            --     2016
                                                           11.60             11.30            --     2015
                                                           11.28             11.60            86     2014
                                                           11.70             11.28            96     2013
                                                           11.31             11.70           107     2012
                                                           10.79             11.31           119     2011
                                                           10.26             10.79           131     2010
                                                            9.72             10.26           145     2009
                                                           10.48              9.72           160     2008
                                                           10.22             10.48           174     2007
---------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $18.59            $18.63              --   2016
                                                                18.40             18.59              --   2015
                                                                16.49             18.40              --   2014
                                                                12.50             16.49              --   2013
                                                                10.58             12.50              --   2012
                                                                10.76             10.58              --   2011
                                                                 9.86             10.76              --   2010
                                                                 7.27              9.86              --   2009
                                                                11.73              7.27              --   2008
                                                                11.39             11.73              --   2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.77            $21.94           1,556   2016
                                                                20.31             20.77           1,668   2015
                                                                15.74             20.31           1,157   2014
                                                                15.69             15.74           1,418   2013
                                                                13.74             15.69           1,540   2012
                                                                12.78             13.74           1,650   2011
                                                                10.14             12.78           1,777   2010
                                                                 7.63             10.14           2,061   2009
                                                                12.20              7.63           2,415   2008
                                                                14.66             12.20           2,726   2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $16.83            $18.38             918   2016
                                                                17.03             16.83             592   2015
                                                                15.37             17.03             745   2014
                                                                11.91             15.37             788   2013
                                                                10.53             11.91             829   2012
                                                                10.58             10.53             883   2011
                                                                 9.42             10.58             941   2010
                                                                 7.63              9.42           1,000   2009
                                                                12.46              7.63           1,054   2008
                                                                12.12             12.46           1,126   2007
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $17.54            $21.24           1,651   2016
                                                                18.71             17.54           1,736   2015
                                                                18.44             18.71           1,059   2014
                                                                13.77             18.44           1,304   2013
                                                                12.29             13.77           1,402   2012
                                                                12.19             12.29           1,510   2011
                                                                 9.77             12.19           1,624   2010
                                                                 7.64              9.77           1,746   2009
                                                                12.51              7.64           1,891   2008
                                                                12.50             12.51           2,038   2007
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $13.19            $13.72         519,865   2016
                                                                13.64             13.19         457,363   2015
                                                                13.25             13.64         692,616   2014
                                                                11.78             13.25         786,993   2013
                                                                10.71             11.78         825,894   2012
                                                                11.27             10.71         840,927   2011
                                                                10.51             11.27       1,135,955   2010
                                                                 8.89             10.51       1,408,012   2009
                                                                12.86              8.89       1,469,505   2008
                                                                11.78             12.86       1,448,186   2007
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $11.62            $12.05       1,490,640   2016
                                                                12.04             11.62       2,017,816   2015
                                                                11.72             12.04       2,068,968   2014
                                                                10.45             11.72       2,330,521   2013
                                                                 9.52             10.45       2,366,101   2012
                                                                10.04              9.52       2,480,310   2011
                                                                 9.39             10.04       2,481,828   2010
                                                                 7.96              9.39       2,450,805   2009
                                                                11.53              7.96       2,128,163   2008
                                                                10.57             11.53       1,590,260   2007
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $16.23            $17.35          --       2016
                                                       16.99             16.23          --       2015
                                                       15.40             16.99          --       2014
                                                       11.76             15.40          --       2013
                                                       10.39             11.76          --       2012
                                                       10.94             10.39          --       2011
                                                       10.14             10.94          --       2010
                                                        7.88             10.14          --       2009
                                                       12.60              7.88          --       2008
                                                       11.93             12.60          --       2007
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.82            $18.50          --       2016
                                                       18.99             18.82          --       2015
                                                       18.69             18.99          --       2014
                                                       13.66             18.69          --       2013
                                                       11.61             13.66          --       2012
                                                       12.56             11.61          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.30            $11.55            --     2016
                                                            11.41             11.30            --     2015
                                                            10.89             11.41            --     2014
                                                             9.58             10.89            --     2013
                                                             8.64              9.58            --     2012
                                                             9.11              8.64            --     2011
                                                             8.45              9.11            --     2010
                                                             6.94              8.45            --     2009
                                                            10.17              6.94            --     2008
                                                            10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.71            $12.32            --     2016
                                                            12.66             12.71            --     2015
                                                            12.35             12.66            --     2014
                                                            10.27             12.35            --     2013
                                                             9.28             10.27            --     2012
                                                            12.38              9.28            --     2011
                                                            10.68             12.38            --     2010
                                                             7.13             10.68            --     2009
                                                            13.88              7.13            --     2008
                                                            11.83             13.88            --     2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $16.19            $17.59         6,330     2016
                                                            16.32             16.19         8,027     2015
                                                            15.27             16.32         8,549     2014
                                                            11.60             15.27        10,725     2013
                                                            10.12             11.60        11,148     2012
                                                             9.75             10.12        11,947     2011
                                                             8.84              9.75        18,148     2010
                                                             7.51              8.84        23,411     2009
                                                            12.95              7.51        30,221     2008
                                                            12.63             12.95        26,640     2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.70            $ 9.41        24,296     2016
                                                             9.69              9.70        20,855     2015
                                                            10.59              9.69        20,826     2014
                                                             8.82             10.59        19,309     2013
                                                             7.90              8.82        27,061     2012
                                                            10.03              7.90        28,755     2011
                                                             9.83             10.03        27,929     2010
                                                             7.48              9.83        34,105     2009
                                                            16.37              7.48        39,889     2008
                                                            15.86             16.37        55,064     2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $19.45            $19.47           548     2016
                                                            17.94             19.45           561     2015
                                                            16.11             17.94           661     2014
                                                            12.03             16.11           753     2013
                                                            10.54             12.03           913     2012
                                                            11.19             10.54           734     2011
                                                            10.42             11.19           963     2010
                                                             7.77             10.42         1,569     2009
                                                            13.21              7.77         2,459     2008
                                                            11.89             13.21         2,120     2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.38            $15.98            --     2016
                                                                        15.97             15.38            --     2015
                                                                        16.68             15.97         1,786     2014
                                                                        11.73             16.68            --     2013
                                                                        10.46             11.73            --     2012
                                                                        10.26             10.46            --     2011
                                                                         7.68             10.26            --     2010
                                                                         5.56              7.68            --     2009
                                                                        10.45              5.56            --     2008
                                                                         9.40             10.45            --     2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.34            $14.34            --     2016
                                                                        13.96             14.34            --     2015
                                                                        13.16             13.96            --     2014
                                                                         9.60             13.16            --     2013
                                                                        10.00              9.60            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.37            $18.33            --     2016
                                                                        17.93             18.37            --     2015
                                                                        16.95             17.93            --     2014
                                                                        12.40             16.95            --     2013
                                                                        11.18             12.40            --     2012
                                                                        12.21             11.18            --     2011
                                                                        10.44             12.21            --     2010
                                                                         6.45             10.44            --     2009
                                                                        12.95              6.45            --     2008
                                                                        11.36             12.95            --     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.09            $18.41        12,173     2016
                                                                        17.54             16.09         8,478     2015
                                                                        16.43             17.54         8,426     2014
                                                                        12.39             16.43        10,751     2013
                                                                        10.65             12.39        16,754     2012
                                                                        11.12             10.65        19,387     2011
                                                                         9.83             11.12        21,767     2010
                                                                         7.83              9.83        31,678     2009
                                                                        12.47              7.83        42,822     2008
                                                                        13.06             12.47        53,173     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.01            $15.11        10,735     2016
                                                                        15.20             14.01         1,752     2015
                                                                        14.37             15.20         1,835     2014
                                                                        11.37             14.37         2,082     2013
                                                                        10.21             11.37         2,510     2012
                                                                        10.44             10.21         2,789     2011
                                                                         9.75             10.44         3,021     2010
                                                                         7.77              9.75         6,325     2009
                                                                        11.37              7.77         6,971     2008
                                                                        10.75             11.37         7,226     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $12.65            $14.21            --     2016
                                                                        13.28             12.65            --     2015
                                                                        12.49             13.28            --     2014
                                                                        10.22             12.49            --     2013
                                                                         9.30             10.22            --     2012
                                                                         9.63              9.30            --     2011
                                                                         8.79              9.63            --     2010
                                                                         7.34              8.79            --     2009
                                                                         9.71              7.34            --     2008
                                                                        10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $16.05            $15.59         4,588     2016
                                                                      16.85             16.05         7,973     2015
                                                                      17.21             16.85         5,979     2014
                                                                      14.82             17.21         6,350     2013
                                                                      13.15             14.82         7,248     2012
                                                                      14.46             13.15         9,387     2011
                                                                      13.13             14.46        10,106     2010
                                                                       9.95             13.13        14,922     2009
                                                                      17.11              9.95        17,601     2008
                                                                      15.29             17.11        21,818     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $11.10            $12.80         2,920     2016
                                                                      12.71             11.10         3,637     2015
                                                                      12.21             12.71         3,619     2014
                                                                       9.37             12.21         3,900     2013
                                                                       8.14              9.37         4,746     2012
                                                                       8.62              8.14         7,039     2011
                                                                       8.24              8.62         7,409     2010
                                                                       5.70              8.24         8,232     2009
                                                                      12.12              5.70        15,545     2008
                                                                      12.23             12.12        21,003     2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.13            $11.37         8,043     2016
                                                                      11.67             11.13         4,584     2015
                                                                      11.55             11.67        10,263     2014
                                                                      12.91             11.55        11,172     2013
                                                                      12.29             12.91        10,276     2012
                                                                      11.24             12.29        11,387     2011
                                                                      10.94             11.24        15,651     2010
                                                                      10.15             10.94        23,115     2009
                                                                      10.54             10.15        19,548     2008
                                                                       9.85             10.54         2,289     2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $15.63            $17.99         5,558     2016
                                                                      17.03             15.63         1,449     2015
                                                                      15.88             17.03         1,383     2014
                                                                      11.80             15.88         1,458     2013
                                                                      10.60             11.80         2,266     2012
                                                                      11.15             10.60         3,084     2011
                                                                      10.13             11.15         3,382     2010
                                                                       7.91             10.13        15,321     2009
                                                                      12.83              7.91        17,702     2008
                                                                      12.92             12.83        14,823     2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $15.62            $15.86         6,699     2016
                                                                      16.13             15.62         7,563     2015
                                                                      16.19             16.13         8,301     2014
                                                                      14.46             16.19         9,946     2013
                                                                      13.45             14.46        15,670     2012
                                                                      14.27             13.45        28,505     2011
                                                                      13.29             14.27        38,956     2010
                                                                      11.24             13.29        41,333     2009
                                                                      14.31             11.24        36,888     2008
                                                                      12.53             14.31        19,740     2007
--------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares             $17.05            $17.94            --     2016
                                 17.01             17.05            --     2015
                                 15.26             17.01            --     2014
                                 11.68             15.26            --     2013
                                 10.40             11.68            --     2012
                                 10.40             10.40            --     2011
                                  9.24             10.40            --     2010
                                  7.46              9.24            --     2009
                                 12.90              7.46            --     2008
                                 12.21             12.90            --     2007
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $16.11            $19.44         1,668     2016
                                 17.67             16.11         2,371     2015
                                 17.19             17.67         2,307     2014
                                 12.37             17.19         2,822     2013
                                 11.17             12.37         3,531     2012
                                 11.72             11.17         4,125     2011
                                  9.34             11.72         4,279     2010
                                  7.46              9.34         6,468     2009
                                 12.76              7.46         8,257     2008
                                 13.20             12.76         6,994     2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.66        26,600     2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.40        11,721     2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $11.43            $12.18         2,762     2016
                                 11.80             11.43         2,935     2015
                                 12.00             11.80         5,052     2014
                                 11.82             12.00         5,695     2013
                                 11.26             11.82         4,790     2012
                                 11.22             11.26           451     2011
                                 10.52             11.22           477     2010
                                  7.45             10.52         5,559     2009
                                 10.46              7.45         6,162     2008
                                 10.52             10.46        14,391     2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $15.99            $17.91         1,562     2016
                                 16.81             15.99         2,139     2015
                                 16.78             16.81         2,158     2014
                                 16.07             16.78         2,415     2013
                                 14.38             16.07         2,035     2012
                                 14.01             14.38         2,733     2011
                                 12.53             14.01         4,075     2010
                                  8.40             12.53         5,625     2009
                                 11.62              8.40         9,866     2008
                                 11.52             11.62        10,465     2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $19.41            $19.63           647     2016
                                 18.70             19.41           658     2015
                                 17.47             18.70         1,102     2014
                                 12.79             17.47         1,152     2013
                                 11.18             12.79         1,404     2012
                                 13.21             11.18         6,850     2011
                                 11.47             13.21         7,446     2010
                                  9.08             11.47         5,114     2009
                                 15.99              9.08         5,219     2008
                                 13.55             15.99            --     2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $14.31            $14.39        46,630     2016
                                                                         14.64             14.31        55,174     2015
                                                                         14.18             14.64        59,571     2014
                                                                         12.57             14.18        55,728     2013
                                                                         11.46             12.57        58,548     2012
                                                                         12.05             11.46        59,543     2011
                                                                         10.81             12.05        58,676     2010
                                                                          8.59             10.81        68,949     2009
                                                                         12.35              8.59        80,649     2008
                                                                         10.97             12.35        90,879     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.40            $15.07         5,452     2016
                                                                         14.68             14.40         6,140     2015
                                                                         13.64             14.68         6,967     2014
                                                                         11.69             13.64         7,922     2013
                                                                         10.41             11.69        13,554     2012
                                                                         11.07             10.41        26,500     2011
                                                                          9.61             11.07        36,988     2010
                                                                          7.10              9.61        41,180     2009
                                                                         11.03              7.10        40,137     2008
                                                                         10.38             11.03        16,914     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.94            $21.01        17,368     2016
                                                                         20.30             19.94        24,569     2015
                                                                         18.59             20.30        25,089     2014
                                                                         14.52             18.59        28,650     2013
                                                                         12.78             14.52        33,727     2012
                                                                         13.44             12.78        15,111     2011
                                                                         11.75             13.44        15,127     2010
                                                                          8.87             11.75         2,658     2009
                                                                         15.83              8.87         2,674     2008
                                                                         13.80             15.83        14,520     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.00            $21.08            --     2016
                                                                         21.25             21.00            --     2015
                                                                         19.64             21.25            --     2014
                                                                         14.52             19.64            --     2013
                                                                         12.15             14.52            --     2012
                                                                         12.77             12.15            --     2011
                                                                         11.07             12.77            --     2010
                                                                          8.34             11.07            --     2009
                                                                         14.53              8.34            --     2008
                                                                         13.92             14.53            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.68            $16.90        10,386     2016
                                                                         15.67             14.68        17,718     2015
                                                                         14.77             15.67        17,473     2014
                                                                         11.82             14.77        20,828     2013
                                                                         10.32             11.82        25,199     2012
                                                                         10.48             10.32        16,187     2011
                                                                          9.33             10.48        21,632     2010
                                                                          7.34              9.33        29,953     2009
                                                                         13.13              7.34        39,890     2008
                                                                         13.26             13.13        42,954     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $16.22            $18.37            --     2016
                                                                  17.02             16.22            --     2015
                                                                  15.79             17.02            --     2014
                                                                  12.11             15.79            --     2013
                                                                  10.48             12.11            --     2012
                                                                  10.57             10.48            --     2011
                                                                   9.43             10.57            --     2010
                                                                   7.59              9.43            --     2009
                                                                  13.36              7.59            --     2008
                                                                  12.22             13.36            --     2007
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.17            $15.82         1,242     2016
                                                                  15.69             16.17         6,029     2015
                                                                  14.33             15.69         2,418     2014
                                                                  10.65             14.33         2,980     2013
                                                                  10.00             10.65         4,178     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $17.88            $17.59         2,104     2016
                                                                  17.11             17.88         2,101     2015
                                                                  15.76             17.11         2,346     2014
                                                                  11.85             15.76         2,614     2013
                                                                  10.59             11.85         3,514     2012
                                                                  10.83             10.59         5,246     2011
                                                                   8.94             10.83         6,895     2010
                                                                   7.14              8.94        10,576     2009
                                                                  13.86              7.14        14,588     2008
                                                                  11.19             13.86        11,383     2007
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.70            $11.96        21,932     2016
                                                                  12.07             11.70        19,555     2015
                                                                  11.68             12.07        13,819     2014
                                                                  12.20             11.68        16,724     2013
                                                                  11.81             12.20        18,065     2012
                                                                  11.28             11.81            --     2011
                                                                  10.73             11.28            --     2010
                                                                   9.50             10.73            --     2009
                                                                  10.06              9.50            --     2008
                                                                  10.00             10.06        15,036     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $22.91            $25.07         7,427     2016
                                                                  23.81             22.91         7,867     2015
                                                                  22.96             23.81         9,861     2014
                                                                  17.28             22.96        11,156     2013
                                                                  15.42             17.28        14,876     2012
                                                                  17.69             15.42        11,066     2011
                                                                  14.07             17.69        11,747     2010
                                                                  10.29             14.07        17,968     2009
                                                                  17.43             10.29        27,428     2008
                                                                  15.45             17.43        30,594     2007
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $16.51            $17.65            --     2016
                                                                  17.44             16.51            --     2015
                                                                  16.74             17.44            --     2014
                                                                  13.15             16.74            --     2013
                                                                  10.58             13.15            --     2012
                                                                  11.89             10.58            --     2011
                                                                   9.63             11.89            --     2010
                                                                   6.26              9.63            --     2009
                                                                  13.15              6.26            --     2008
                                                                  12.75             13.15            --     2007
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.34            $11.44             --    2016
                                                                         11.27             10.34             --    2015
                                                                         11.20             11.27         11,748    2014
                                                                          9.26             11.20         12,629    2013
                                                                          8.21              9.26         14,121    2012
                                                                          8.52              8.21         15,559    2011
                                                                          7.90              8.52             --    2010
                                                                          6.20              7.90             --    2009
                                                                          9.89              6.20             --    2008
                                                                         10.00              9.89             --    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.96            $15.57         44,538    2016
                                                                         15.36             13.96         49,950    2015
                                                                         15.01             15.36         67,769    2014
                                                                         13.47             15.01        110,548    2013
                                                                         12.23             13.47        132,249    2012
                                                                         12.21             12.23        178,963    2011
                                                                         11.08             12.21        231,103    2010
                                                                          8.36             11.08        314,531    2009
                                                                         12.15              8.36        413,024    2008
                                                                         11.97             12.15        444,767    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $11.98            $13.59          1,039    2016
                                                                         12.88             11.98          1,156    2015
                                                                         12.30             12.88          1,688    2014
                                                                          9.80             12.30          1,733    2013
                                                                          8.77              9.80          1,935    2012
                                                                          9.06              8.77          9,078    2011
                                                                          8.33              9.06         11,034    2010
                                                                          6.76              8.33         17,460    2009
                                                                         10.99              6.76         17,268    2008
                                                                         10.86             10.99             --    2007
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.02            $10.74             --    2016
                                                                         10.95             10.02             --    2015
                                                                         11.52             10.95             --    2014
                                                                          9.01             11.52             --    2013
                                                                          7.61              9.01             --    2012
                                                                          8.36              7.61             --    2011
                                                                          7.96              8.36             --    2010
                                                                          6.21              7.96             --    2009
                                                                         11.01              6.21             --    2008
                                                                         11.00             11.01             --    2007
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.27            $ 9.07         36,561    2016
                                                                          9.48              9.27         51,915    2015
                                                                          9.69              9.48         40,351    2014
                                                                          9.91              9.69         42,812    2013
                                                                         10.00              9.91         43,495    2012
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares              $17.31            $19.22          3,170    2016
                                                                         19.50             17.31          3,966    2015
                                                                         17.56             19.50          3,916    2014
                                                                         13.51             17.56          4,530    2013
                                                                         11.66             13.51          5,940    2012
                                                                         12.73             11.66          8,366    2011
                                                                         10.42             12.73          8,889    2010
                                                                          8.00             10.42         13,970    2009
                                                                         12.99              8.00         18,101    2008
                                                                         12.87             12.99         15,757    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $18.79            $19.17         43,497    2016
                                                                        19.13             18.79         35,763    2015
                                                                        18.07             19.13         40,735    2014
                                                                        15.42             18.07         46,310    2013
                                                                        13.91             15.42         55,060    2012
                                                                        14.03             13.91         77,421    2011
                                                                        13.27             14.03         97,869    2010
                                                                        10.81             13.27        135,841    2009
                                                                        13.16             10.81        102,401    2008
                                                                        12.20             13.16        102,420    2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $23.57            $23.50          2,383    2016
                                                                        21.53             23.57          2,394    2015
                                                                        20.29             21.53          2,677    2014
                                                                        15.85             20.29          3,186    2013
                                                                        13.09             15.85          4,245    2012
                                                                        14.38             13.09          4,096    2011
                                                                        13.81             14.38          4,702    2010
                                                                         9.67             13.81         12,691    2009
                                                                        17.76              9.67         14,548    2008
                                                                        13.29             17.76         10,593    2007
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $16.48            $15.04             --    2016
                                                                        18.48             16.48             --    2015
                                                                        21.49             18.48             --    2014
                                                                        19.23             21.49             --    2013
                                                                        17.37             19.23             --    2012
                                                                        26.25             17.37             --    2011
                                                                        21.47             26.25             --    2010
                                                                        12.26             21.47             --    2009
                                                                        26.24             12.26             --    2008
                                                                        20.96             26.24             --    2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.03            $20.76          3,347    2016
                                                                        21.93             21.03          3,860    2015
                                                                        18.67             21.93          3,959    2014
                                                                        12.96             18.67          5,476    2013
                                                                        11.18             12.96          6,950    2012
                                                                        11.19             11.18         10,566    2011
                                                                         9.18             11.19         13,901    2010
                                                                         6.99              9.18         19,557    2009
                                                                        12.03              6.99         31,546    2008
                                                                        12.26             12.03         26,595    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $12.47            $14.00            618    2016
                                                                        13.34             12.47            676    2015
                                                                        12.02             13.34            671    2014
                                                                         9.78             12.02          1,521    2013
                                                                         8.77              9.78          1,633    2012
                                                                         8.32              8.77          1,695    2011
                                                                         7.59              8.32          3,281    2010
                                                                         6.33              7.59          3,310    2009
                                                                         9.95              6.33          3,297    2008
                                                                        10.00              9.95          4,885    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.42            $10.41             --    2016
                                                                         9.92              9.42          1,341    2015
                                                                        10.00              9.92          1,431    2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $18.26            $19.34            --     2016
                                                                            18.68             18.26            --     2015
                                                                            17.25             18.68            --     2014
                                                                            13.39             17.25            --     2013
                                                                            11.52             13.39            --     2012
                                                                            12.07             11.52            --     2011
                                                                            11.13             12.07            --     2010
                                                                             8.99             11.13            --     2009
                                                                            13.78              8.99            --     2008
                                                                            12.80             13.78            --     2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      $18.63            $19.82           447     2016
                                                                            19.46             18.63           500     2015
                                                                            21.51             19.46           519     2014
                                                                            15.58             21.51           793     2013
                                                                            13.17             15.58         1,387     2012
                                                                            15.05             13.17         1,658     2011
                                                                            11.32             15.05         1,722     2010
                                                                             7.10             11.32         7,203     2009
                                                                            12.01              7.10         9,799     2008
                                                                            12.01             12.01        10,622     2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $13.78            $14.67        18,837     2016
                                                                            14.17             13.78        20,653     2015
                                                                            13.39             14.17        22,519     2014
                                                                            11.53             13.39        28,494     2013
                                                                            10.63             11.53        31,576     2012
                                                                            10.70             10.63        33,007     2011
                                                                             9.98             10.70        39,935     2010
                                                                             8.66              9.98        47,028     2009
                                                                            11.40              8.66        50,022     2008
                                                                            11.22             11.40        58,131     2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $24.67            $26.84            --     2016
                                                                            29.59             24.67            --     2015
                                                                            26.90             29.59            --     2014
                                                                            22.88             26.90            --     2013
                                                                            20.66             22.88            --     2012
                                                                            19.84             20.66            --     2011
                                                                            17.87             19.84            --     2010
                                                                            13.75             17.87            --     2009
                                                                            22.61             13.75            --     2008
                                                                            18.13             22.61            --     2007
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.67            $10.01            --     2016
                                                                            10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.84            $15.12            --     2016
                                                                            15.69             15.84            --     2015
                                                                            13.93             15.69            --     2014
                                                                            11.01             13.93            --     2013
                                                                             9.89             11.01            --     2012
                                                                            10.25              9.89            --     2011
                                                                             9.60             10.25            --     2010
                                                                             6.81              9.60            --     2009
                                                                            12.82              6.81            --     2008
                                                                            11.51             12.82            --     2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.81            $11.10         29,251    2016
                                                                          10.99             10.81         31,996    2015
                                                                          10.40             10.99         35,354    2014
                                                                           9.43             10.40         33,106    2013
                                                                           8.60              9.43         42,189    2012
                                                                           8.76              8.60         44,353    2011
                                                                           7.95              8.76         54,295    2010
                                                                           6.68              7.95         74,367    2009
                                                                          12.12              6.68         79,522    2008
                                                                          11.98             12.12        108,605    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.33            $16.30             --    2016
                                                                          15.70             16.33             --    2015
                                                                          15.21             15.70             --    2014
                                                                          11.47             15.21             --    2013
                                                                          10.09             11.47             --    2012
                                                                          10.24             10.09             --    2011
                                                                           8.23             10.24             --    2010
                                                                           6.36              8.23             --    2009
                                                                          12.81              6.36             --    2008
                                                                          12.35             12.81             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $18.39            $17.95          3,296    2016
                                                                          18.13             18.39          4,089    2015
                                                                          18.17             18.13          4,212    2014
                                                                          14.63             18.17          3,857    2013
                                                                          12.37             14.63          4,910    2012
                                                                          13.82             12.37          6,190    2011
                                                                          12.22             13.82          7,043    2010
                                                                           8.96             12.22          7,128    2009
                                                                          15.36              8.96          7,896    2008
                                                                          14.81             15.36             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.87            $18.36         11,238    2016
                                                                          16.73             16.87          8,536    2015
                                                                          15.49             16.73          9,939    2014
                                                                          12.05             15.49         11,636    2013
                                                                          10.57             12.05         14,829    2012
                                                                          10.84             10.57         29,082    2011
                                                                           9.57             10.84         35,990    2010
                                                                           7.64              9.57         21,169    2009
                                                                          12.74              7.64         21,726    2008
                                                                          12.51             12.74             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $20.18            $23.23          5,614    2016
                                                                          21.98             20.18          7,488    2015
                                                                          20.13             21.98          7,679    2014
                                                                          14.63             20.13         10,537    2013
                                                                          12.72             14.63         14,664    2012
                                                                          13.32             12.72         19,264    2011
                                                                          11.07             13.32         22,532    2010
                                                                           8.27             11.07         14,054    2009
                                                                          13.64              8.27         20,322    2008
                                                                          14.14             13.64         23,499    2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.57            $12.78             --    2016
                                                                              13.03             11.57             --    2015
                                                                              13.26             13.03             --    2014
                                                                              13.54             13.26             --    2013
                                                                              12.06             13.54             --    2012
                                                                              12.10             12.06             --    2011
                                                                              10.95             12.10             --    2010
                                                                               9.22             10.95             --    2009
                                                                              11.21              9.22             --    2008
                                                                              10.60             11.21             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.47            $17.01          6,923    2016
                                                                              16.08             15.47         10,811    2015
                                                                              15.91             16.08          9,100    2014
                                                                              15.39             15.91          8,930    2013
                                                                              13.77             15.39          9,647    2012
                                                                              13.62             13.77         12,656    2011
                                                                              12.17             13.62         15,799    2010
                                                                               8.87             12.17         18,746    2009
                                                                              11.86              8.87         25,529    2008
                                                                              11.71             11.86         23,452    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.22            $16.96          3,385    2016
                                                                              17.86             17.22          1,544    2015
                                                                              14.72             17.86          1,720    2014
                                                                              17.30             14.72          2,166    2013
                                                                              16.93             17.30          1,777    2012
                                                                              13.54             16.93          1,854    2011
                                                                              12.41             13.54          2,526    2010
                                                                              13.27             12.41          7,449    2009
                                                                              11.57             13.27         15,576    2008
                                                                              10.78             11.57         17,153    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.41            $11.32         30,175    2016
                                                                              11.63             11.41         36,573    2015
                                                                              11.79             11.63         49,900    2014
                                                                              12.07             11.79         52,241    2013
                                                                              11.66             12.07         51,045    2012
                                                                              11.79             11.66         52,566    2011
                                                                              11.45             11.79         63,389    2010
                                                                              10.33             11.45         85,792    2009
                                                                              10.61             10.33         81,851    2008
                                                                              10.11             10.61        151,036    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.04            $14.10         42,086    2016
                                                                              14.29             14.04         44,102    2015
                                                                              14.02             14.29         38,735    2014
                                                                              14.62             14.02         44,821    2013
                                                                              13.64             14.62         43,670    2012
                                                                              13.46             13.64         55,321    2011
                                                                              12.73             13.46         74,047    2010
                                                                              11.42             12.73         90,310    2009
                                                                              11.14             11.42         95,423    2008
                                                                              10.47             11.14        159,283    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $21.22            $21.01            --     2016
                                                             20.50             21.22            --     2015
                                                             19.64             20.50            --     2014
                                                             15.52             19.64            --     2013
                                                             14.35             15.52            --     2012
                                                             15.37             14.35            --     2011
                                                             14.63             15.37            --     2010
                                                              9.51             14.63            --     2009
                                                             16.04              9.51            --     2008
                                                             14.90             16.04         9,282     2007
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $21.04            $20.31         1,324     2016
                                                             19.37             21.04         1,359     2015
                                                             18.08             19.37         1,612     2014
                                                             13.48             18.08         2,253     2013
                                                             11.91             13.48         3,304     2012
                                                             12.19             11.91         3,752     2011
                                                             11.18             12.19         4,174     2010
                                                              8.02             11.18         4,443     2009
                                                             13.13              8.02         5,134     2008
                                                             12.04             13.13         4,556     2007
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $10.98            $13.41         2,371     2016
                                                             15.79             10.98         1,507     2015
                                                             20.13             15.79           997     2014
                                                             18.75             20.13           896     2013
                                                             19.75             18.75         1,036     2012
                                                             25.04             19.75           132     2011
                                                             20.08             25.04           109     2010
                                                             11.64             20.08         1,460     2009
                                                             25.42             11.64         2,082     2008
                                                             17.60             25.42         1,506     2007
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $23.84            $24.72            --     2016
                                                             22.52             23.84            --     2015
                                                             19.61             22.52            --     2014
                                                             14.89             19.61            --     2013
                                                             13.04             14.89            --     2012
                                                             13.05             13.04            --     2011
                                                             11.26             13.05            --     2010
                                                              7.58             11.26            --     2009
                                                             13.34              7.58            --     2008
                                                             11.58             13.34            --     2007
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares           $17.00            $18.37            --     2016
                                                             18.21             17.00            --     2015
                                                             16.70             18.21            --     2014
                                                             12.83             16.70            --     2013
                                                             11.57             12.83            --     2012
                                                             12.02             11.57            --     2011
                                                             11.02             12.02            --     2010
                                                              8.98             11.02            --     2009
                                                             13.70              8.98            --     2008
                                                             12.72             13.70            --     2007
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.49            $11.58           3,458   2016
                                                                11.80             11.49           3,647   2015
                                                                11.48             11.80           3,737   2014
                                                                11.90             11.48           3,727   2013
                                                                11.51             11.90           3,305   2012
                                                                10.98             11.51           2,735   2011
                                                                10.44             10.98           3,568   2010
                                                                 9.89             10.44           9,066   2009
                                                                10.66              9.89           7,996   2008
                                                                10.40             10.66          10,679   2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $18.29            $18.33              --   2016
                                                                18.11             18.29              --   2015
                                                                16.23             18.11              --   2014
                                                                12.30             16.23              --   2013
                                                                10.41             12.30              --   2012
                                                                10.59             10.41              --   2011
                                                                 9.70             10.59              --   2010
                                                                 7.15              9.70              --   2009
                                                                11.54              7.15              --   2008
                                                                11.21             11.54              --   2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $27.46            $29.01           1,204   2016
                                                                26.85             27.46           1,263   2015
                                                                20.82             26.85           1,256   2014
                                                                20.74             20.82           2,613   2013
                                                                18.16             20.74           1,097   2012
                                                                16.90             18.16           1,283   2011
                                                                13.40             16.90           1,795   2010
                                                                10.09             13.40           2,168   2009
                                                                16.14             10.09           2,412   2008
                                                                19.38             16.14              --   2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $17.45            $19.05              --   2016
                                                                17.65             17.45              --   2015
                                                                15.93             17.65              --   2014
                                                                12.34             15.93              --   2013
                                                                10.91             12.34              --   2012
                                                                10.97             10.91              --   2011
                                                                 9.76             10.97              --   2010
                                                                 7.90              9.76              --   2009
                                                                12.91              7.90              --   2008
                                                                12.56             12.91           8,650   2007
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.40            $22.27           2,255   2016
                                                                19.62             18.40           2,870   2015
                                                                19.33             19.62           3,006   2014
                                                                14.44             19.33           3,177   2013
                                                                12.89             14.44           4,049   2012
                                                                12.78             12.89           4,239   2011
                                                                10.25             12.78           6,792   2010
                                                                 8.01             10.25          10,542   2009
                                                                13.12              8.01          15,266   2008
                                                                13.10             13.12          12,557   2007
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $13.43            $13.97         309,549   2016
                                                                13.89             13.43         364,727   2015
                                                                13.49             13.89         458,020   2014
                                                                12.00             13.49         603,766   2013
                                                                10.90             12.00         682,279   2012
                                                                11.47             10.90         811,047   2011
                                                                10.70             11.47       1,140,029   2010
                                                                 9.06             10.70       1,418,433   2009
                                                                13.10              9.06       1,767,733   2008
                                                                11.99             13.10       1,976,534   2007
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $11.62            $12.05         45,164    2016
                                                       12.04             11.62         49,483    2015
                                                       11.72             12.04         71,016    2014
                                                       10.45             11.72        126,653    2013
                                                        9.52             10.45        144,531    2012
                                                       10.04              9.52        167,936    2011
                                                        9.39             10.04        229,649    2010
                                                        7.96              9.39        307,282    2009
                                                       11.53              7.96        547,935    2008
                                                       10.57             11.53        513,542    2007
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $16.52            $17.66             --    2016
                                                       17.29             16.52             --    2015
                                                       15.68             17.29             --    2014
                                                       11.97             15.68             --    2013
                                                       10.57             11.97             --    2012
                                                       11.13             10.57             --    2011
                                                       10.32             11.13             --    2010
                                                        8.02             10.32             --    2009
                                                       12.82              8.02             --    2008
                                                       12.14             12.82             --    2007
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.82            $18.50             --    2016
                                                       18.99             18.82             --    2015
                                                       18.69             18.99             --    2014
                                                       13.66             18.69             --    2013
                                                       11.61             13.66             --    2012
                                                       12.56             11.61             --    2011
                                                       10.00             12.56             --    2010
-----------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.06            $11.27          2,709    2016
                                                            11.20             11.06          2,709    2015
                                                            10.72             11.20             --    2014
                                                             9.45             10.72             --    2013
                                                             8.54              9.45             --    2012
                                                             9.03              8.54             --    2011
                                                             8.40              9.03             --    2010
                                                             6.92              8.40             --    2009
                                                            10.16              6.92             --    2008
                                                            10.00             10.16             --    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.69            $10.33             --    2016
                                                            10.67             10.69             --    2015
                                                            10.44             10.67             --    2014
                                                             8.71             10.44             --    2013
                                                             7.88              8.71             --    2012
                                                            10.55              7.88             --    2011
                                                             9.12             10.55             --    2010
                                                             6.10              9.12             --    2009
                                                            11.91              6.10             --    2008
                                                            10.19             11.91             --    2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $13.78            $14.93             --    2016
                                                            13.93             13.78             --    2015
                                                            13.06             13.93             --    2014
                                                             9.95             13.06             --    2013
                                                             8.70              9.95             --    2012
                                                             8.41              8.70             --    2011
                                                             7.64              8.41             --    2010
                                                             6.51              7.64             --    2009
                                                            11.25              6.51             --    2008
                                                            11.00             11.25             --    2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.66            $ 6.44         64,600    2016
                                                             6.67              6.66         48,453    2015
                                                             7.30              6.67         44,791    2014
                                                             6.10              7.30         31,481    2013
                                                             5.48              6.10         61,017    2012
                                                             6.97              5.48         56,805    2011
                                                             6.85              6.97         49,797    2010
                                                             5.23              6.85         54,500    2009
                                                            11.47              5.23         59,237    2008
                                                            11.14             11.47        135,826    2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $15.74            $15.72             --    2016
                                                            14.56             15.74             --    2015
                                                            13.11             14.56             --    2014
                                                             9.81             13.11             --    2013
                                                             8.62              9.81             --    2012
                                                             9.18              8.62             --    2011
                                                             8.56              9.18             --    2010
                                                             6.40              8.56             --    2009
                                                            10.91              6.40             --    2008
                                                             9.84             10.91             --    2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.01            $15.55             --    2016
                                                                        15.62             15.01             --    2015
                                                                        16.36             15.62          9,775    2014
                                                                        11.54             16.36             --    2013
                                                                        10.31             11.54             --    2012
                                                                        10.14             10.31             --    2011
                                                                         7.61             10.14             --    2010
                                                                         5.52              7.61             --    2009
                                                                        10.41              5.52             --    2008
                                                                         9.39             10.41             --    2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.20            $14.17             --    2016
                                                                        13.86             14.20             --    2015
                                                                        13.11             13.86             --    2014
                                                                         9.59             13.11             --    2013
                                                                        10.00              9.59             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.07            $15.00             --    2016
                                                                        14.75             15.07             --    2015
                                                                        13.98             14.75             --    2014
                                                                        10.25             13.98             --    2013
                                                                         9.27             10.25             --    2012
                                                                        10.15              9.27             --    2011
                                                                         8.70             10.15             --    2010
                                                                         5.39              8.70             --    2009
                                                                        10.85              5.39             --    2008
                                                                         9.54             10.85             --    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $13.11            $14.96         23,633    2016
                                                                        14.33             13.11             --    2015
                                                                        13.46             14.33             --    2014
                                                                        10.17             13.46             --    2013
                                                                         8.77             10.17             --    2012
                                                                         9.18              8.77             --    2011
                                                                         8.14              9.18             81    2010
                                                                         6.50              8.14            584    2009
                                                                        10.37              6.50            645    2008
                                                                        10.89             10.37         52,110    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.66            $14.70         36,207    2016
                                                                        14.87             13.66             --    2015
                                                                        14.09             14.87             --    2014
                                                                        11.18             14.09             --    2013
                                                                        10.06             11.18             --    2012
                                                                        10.32             10.06             --    2011
                                                                         9.66             10.32             --    2010
                                                                         7.71              9.66             --    2009
                                                                        11.32              7.71             --    2008
                                                                        10.74             11.32             --    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $12.38            $13.86         23,537    2016
                                                                        13.02             12.38         26,388    2015
                                                                        12.27             13.02         25,592    2014
                                                                        10.08             12.27         28,349    2013
                                                                         9.19             10.08         44,021    2012
                                                                         9.54              9.19         88,775    2011
                                                                         8.73              9.54         94,403    2010
                                                                         7.31              8.73        101,514    2009
                                                                         9.69              7.31        104,725    2008
                                                                        10.00              9.69        116,287    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $11.24            $10.89         11,007    2016
                                                                      11.84             11.24         28,591    2015
                                                                      12.12             11.84         19,121    2014
                                                                      10.47             12.12         18,981    2013
                                                                       9.31             10.47         21,057    2012
                                                                      10.26              9.31         16,812    2011
                                                                       9.34             10.26         16,897    2010
                                                                       7.10              9.34         28,917    2009
                                                                      12.23              7.10         31,458    2008
                                                                      10.96             12.23         54,717    2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $ 9.37            $10.77             --    2016
                                                                      10.75              9.37             --    2015
                                                                      10.35             10.75             --    2014
                                                                       7.96             10.35             --    2013
                                                                       6.94              7.96             --    2012
                                                                       7.36              6.94             --    2011
                                                                       7.06              7.36             --    2010
                                                                       4.90              7.06             --    2009
                                                                      10.44              4.90             --    2008
                                                                      10.56             10.44             --    2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.18            $11.39         21,101    2016
                                                                      11.75             11.18          5,745    2015
                                                                      11.66             11.75         31,950    2014
                                                                      13.06             11.66         31,919    2013
                                                                      12.47             13.06         27,812    2012
                                                                      11.44             12.47         31,183    2011
                                                                      11.16             11.44         37,412    2010
                                                                      10.38             11.16         60,892    2009
                                                                      10.81             10.38         52,788    2008
                                                                      10.12             10.81             --    2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $13.11            $15.05         19,510    2016
                                                                      14.32             13.11             --    2015
                                                                      13.39             14.32             --    2014
                                                                       9.97             13.39             --    2013
                                                                       8.98              9.97             --    2012
                                                                       9.47              8.98             --    2011
                                                                       8.63              9.47             --    2010
                                                                       6.76              8.63             --    2009
                                                                      10.98              6.76             --    2008
                                                                      11.09             10.98             --    2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $12.69            $12.85        181,711    2016
                                                                      13.14             12.69        197,280    2015
                                                                      13.22             13.14        263,268    2014
                                                                      11.84             13.22        274,790    2013
                                                                      11.04             11.84        298,834    2012
                                                                      11.74             11.04        343,816    2011
                                                                      10.97             11.74        431,545    2010
                                                                       9.30             10.97        450,236    2009
                                                                      11.87              9.30        491,238    2008
                                                                      10.42             11.87        548,486    2007
--------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares             $13.70            $14.38            --     2016
                                 13.70             13.70            --     2015
                                 12.33             13.70            --     2014
                                  9.46             12.33            --     2013
                                  8.45              9.46            --     2012
                                  8.46              8.45            --     2011
                                  7.54              8.46            --     2010
                                  6.10              7.54            --     2009
                                 10.58              6.10            --     2008
                                 10.04             10.58            --     2007
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $11.85            $14.27            --     2016
                                 13.04             11.85            --     2015
                                 12.72             13.04            --     2014
                                  9.18             12.72            --     2013
                                  8.30              9.18            --     2012
                                  8.74              8.30            --     2011
                                  6.98              8.74            --     2010
                                  5.59              6.98            --     2009
                                  9.58              5.59            --     2008
                                  9.94              9.58            --     2007
-------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.64            --     2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.38            --     2016
-------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $10.81            $11.49        10,392     2016
                                 11.20             10.81        11,880     2015
                                 11.41             11.20        26,911     2014
                                 11.26             11.41        26,217     2013
                                 10.76             11.26        19,441     2012
                                 10.76             10.76            --     2011
                                 10.10             10.76            55     2010
                                  7.18             10.10        17,045     2009
                                 10.10              7.18        19,148     2008
                                 10.19             10.10        43,519     2007
-------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $14.30            $15.97            --     2016
                                 15.07             14.30            --     2015
                                 15.08             15.07            --     2014
                                 14.48             15.08            --     2013
                                 12.99             14.48            --     2012
                                 12.69             12.99            --     2011
                                 11.37             12.69            --     2010
                                  7.65             11.37            --     2009
                                 10.61              7.65            --     2008
                                 10.54             10.61            --     2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $14.42            $14.55            --     2016
                                 13.92             14.42            --     2015
                                 13.04             13.92            --     2014
                                  9.57             13.04            --     2013
                                  8.39              9.57            --     2012
                                  9.94              8.39        27,942     2011
                                  8.65              9.94        26,088     2010
                                  6.87              8.65        19,948     2009
                                 12.12              6.87        20,699     2008
                                 10.30             12.12            --     2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.05            $14.67        30,661     2016
                                                                         14.35             14.05        32,873     2015
                                                                         13.37             14.35        25,610     2014
                                                                         11.49             13.37        23,498     2013
                                                                         10.26             11.49        24,764     2012
                                                                         10.94             10.26        79,560     2011
                                                                          9.52             10.94        39,426     2010
                                                                          7.06              9.52        44,688     2009
                                                                         10.99              7.06        53,941     2008
                                                                         10.36             10.99        49,125     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.43            $15.16        11,683     2016
                                                                         14.73             14.43        53,418     2015
                                                                         13.52             14.73        61,604     2014
                                                                         10.58             13.52        73,371     2013
                                                                          9.34             10.58        89,747     2012
                                                                          9.85              9.34            --     2011
                                                                          8.64              9.85            76     2010
                                                                          6.54              8.64         1,019     2009
                                                                         11.69              6.54         1,201     2008
                                                                         10.22             11.69        47,571     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.92            $14.94            --     2016
                                                                         15.14             14.92            --     2015
                                                                         14.02             15.14            --     2014
                                                                         10.40             14.02            --     2013
                                                                          8.72             10.40            --     2012
                                                                          9.19              8.72            --     2011
                                                                          7.99              9.19            --     2010
                                                                          6.03              7.99            --     2009
                                                                         10.54              6.03            --     2008
                                                                         10.12             10.54            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.85            $13.61            --     2016
                                                                         12.69             11.85        27,195     2015
                                                                         11.99             12.69        29,780     2014
                                                                          9.62             11.99        38,113     2013
                                                                          8.42              9.62        45,482     2012
                                                                          8.58              8.42            --     2011
                                                                          7.65              8.58            70     2010
                                                                          6.04              7.65            72     2009
                                                                         10.83              6.04            74     2008
                                                                         10.96             10.83        39,984     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.66            $15.43            --     2016
                                                                         14.37             13.66            --     2015
                                                                         13.36             14.37            --     2014
                                                                         10.28             13.36            --     2013
                                                                          8.91             10.28            --     2012
                                                                          9.01              8.91            --     2011
                                                                          8.07              9.01            --     2010
                                                                          6.51              8.07            --     2009
                                                                         11.49              6.51            --     2008
                                                                         10.53             11.49            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.00            $15.62            --     2016
                                                                         15.57             16.00        20,088     2015
                                                                         14.26             15.57         9,719     2014
                                                                         10.63             14.26        10,708     2013
                                                                         10.00             10.63        13,769     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $15.70            $15.40            --     2016
                                                                         15.05             15.70            --     2015
                                                                         13.90             15.05            --     2014
                                                                         10.48             13.90            --     2013
                                                                          9.39             10.48            --     2012
                                                                          9.63              9.39            --     2011
                                                                          7.97              9.63            --     2010
                                                                          6.38              7.97            --     2009
                                                                         12.42              6.38            --     2008
                                                                         10.05             12.42            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.45            $11.67        71,994     2016
                                                                         11.83             11.45        67,278     2015
                                                                         11.49             11.83        44,558     2014
                                                                         12.02             11.49        51,908     2013
                                                                         11.67             12.02        54,565     2012
                                                                         11.18             11.67            --     2011
                                                                         10.65             11.18            53     2010
                                                                          9.46             10.65            51     2009
                                                                         10.04              9.46            46     2008
                                                                         10.00             10.04        43,958     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $14.15            $15.45        19,073     2016
                                                                         14.75             14.15        18,085     2015
                                                                         14.26             14.75        36,030     2014
                                                                         10.76             14.26        32,188     2013
                                                                          9.63             10.76        40,992     2012
                                                                         11.07              9.63            --     2011
                                                                          8.83             11.07            27     2010
                                                                          6.47              8.83            31     2009
                                                                         10.99              6.47            35     2008
                                                                          9.77             10.99        19,888     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.35            $14.23            --     2016
                                                                         14.14             13.35            --     2015
                                                                         13.60             14.14            --     2014
                                                                         10.71             13.60            --     2013
                                                                          8.64             10.71            --     2012
                                                                          9.74              8.64            --     2011
                                                                          7.90              9.74            --     2010
                                                                          5.16              7.90            --     2009
                                                                         10.85              5.16            --     2008
                                                                         10.55             10.85            --     2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.12            $11.17        20,389     2016
                                                                         11.06             10.12        20,857     2015
                                                                         11.02             11.06        20,857     2014
                                                                          9.13             11.02        20,857     2013
                                                                          8.12              9.13        20,857     2012
                                                                          8.45              8.12            --     2011
                                                                          7.86              8.45        17,475     2010
                                                                          6.18              7.86        10,639     2009
                                                                          9.88              6.18        11,686     2008
                                                                         10.00              9.88        10,358     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $12.57            $13.99         278,536   2016
                                                                        13.87             12.57         326,737   2015
                                                                        13.59             13.87         382,075   2014
                                                                        12.23             13.59         402,995   2013
                                                                        11.13             12.23         510,934   2012
                                                                        11.14             11.13         598,993   2011
                                                                        10.13             11.14         797,196   2010
                                                                         7.66             10.13         954,123   2009
                                                                        11.17              7.66       1,053,971   2008
                                                                        11.03             11.17       1,034,194   2007
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $11.68            $13.23              --   2016
                                                                        12.60             11.68              --   2015
                                                                        12.06             12.60              --   2014
                                                                         9.64             12.06              --   2013
                                                                         8.65              9.64              --   2012
                                                                         8.96              8.65          27,319   2011
                                                                         8.26              8.96          28,662   2010
                                                                         6.72              8.26          52,792   2009
                                                                        10.95              6.72          53,124   2008
                                                                        10.85             10.95             937   2007
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.77            $10.45              --   2016
                                                                        10.71              9.77              --   2015
                                                                        11.30             10.71              --   2014
                                                                         8.86             11.30              --   2013
                                                                         7.50              8.86              --   2012
                                                                         8.26              7.50              --   2011
                                                                         7.89              8.26              --   2010
                                                                         6.17              7.89              --   2009
                                                                        10.96              6.17              --   2008
                                                                        10.98             10.96              --   2007
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.19            $ 8.97          44,067   2016
                                                                         9.42              9.19          73,637   2015
                                                                         9.66              9.42              --   2014
                                                                         9.90              9.66          31,713   2013
                                                                        10.00              9.90           8,401   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $15.79            $16.07          25,000   2016
                                                                        16.12             15.79          29,468   2015
                                                                        15.26             16.12          37,749   2014
                                                                        13.06             15.26          39,599   2013
                                                                        11.81             13.06          44,090   2012
                                                                        11.94             11.81          47,506   2011
                                                                        11.32             11.94          56,238   2010
                                                                         9.24             11.32          70,983   2009
                                                                        11.29              9.24          67,440   2008
                                                                        10.49             11.29          98,271   2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $18.03            $17.93           9,874   2016
                                                                        16.51             18.03          10,695   2015
                                                                        15.60             16.51          13,767   2014
                                                                        12.22             15.60          14,706   2013
                                                                        10.11             12.22          18,019   2012
                                                                        11.14             10.11          15,428   2011
                                                                        10.72             11.14          15,432   2010
                                                                         7.53             10.72          49,111   2009
                                                                        13.86              7.53          57,276   2008
                                                                        10.40             13.86          40,622   2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.24            $16.97             --    2016
                                                                        18.02             17.24             --    2015
                                                                        15.38             18.02             --    2014
                                                                        10.70             15.38             --    2013
                                                                         9.26             10.70             --    2012
                                                                         9.29              9.26             --    2011
                                                                         7.64              9.29             --    2010
                                                                         5.83              7.64             --    2009
                                                                        10.07              5.83             --    2008
                                                                        10.28             10.07             --    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $12.20            $13.66          1,081    2016
                                                                        13.09             12.20          1,245    2015
                                                                        11.82             13.09          1,534    2014
                                                                         9.64             11.82          1,766    2013
                                                                         8.66              9.64          2,036    2012
                                                                         8.25              8.66          2,292    2011
                                                                         7.54              8.25          2,616    2010
                                                                         6.30              7.54          2,829    2009
                                                                         9.93              6.30          2,998    2008
                                                                        10.00              9.93         17,995    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.39            $10.36             --    2016
                                                                         9.91              9.39             --    2015
                                                                        10.00              9.91             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $14.78            $15.61             --    2016
                                                                        15.15             14.78             --    2015
                                                                        14.03             15.15             --    2014
                                                                        10.92             14.03             --    2013
                                                                         9.42             10.92             --    2012
                                                                         9.89              9.42             --    2011
                                                                         9.15              9.89             --    2010
                                                                         7.41              9.15             --    2009
                                                                        11.38              7.41             --    2008
                                                                        10.60             11.38             --    2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $12.77            $13.56         18,684    2016
                                                                        13.17             12.77         19,990    2015
                                                                        12.47             13.17         23,813    2014
                                                                        10.77             12.47         25,385    2013
                                                                         9.95             10.77         36,778    2012
                                                                        10.04              9.95         69,205    2011
                                                                         9.39             10.04        141,051    2010
                                                                         8.18              9.39         38,572    2009
                                                                        10.79              8.18         38,623    2008
                                                                        10.64             10.79         41,521    2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $16.13            $17.50             --    2016
                                                                        19.40             16.13             --    2015
                                                                        17.68             19.40             --    2014
                                                                        15.07             17.68             --    2013
                                                                        13.65             15.07             --    2012
                                                                        13.14             13.65             --    2011
                                                                        11.86             13.14             --    2010
                                                                         9.15             11.86             --    2009
                                                                        15.09              9.15             --    2008
                                                                        12.13             15.09             --    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.65            $ 9.97             --    2016
                                                                            10.00              9.65             --    2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $13.64            $12.98             --    2016
                                                                            13.54             13.64             --    2015
                                                                            12.05             13.54             --    2014
                                                                             9.55             12.05             --    2013
                                                                             8.60              9.55             --    2012
                                                                             8.94              8.60             --    2011
                                                                             8.40              8.94             --    2010
                                                                             5.97              8.40             --    2009
                                                                            11.26              5.97             --    2008
                                                                            10.14             11.26             --    2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares              $ 9.47            $ 9.70          6,025    2016
                                                                             9.66              9.47          6,381    2015
                                                                             9.16              9.66         10,480    2014
                                                                             8.33              9.16         11,214    2013
                                                                             7.61              8.33         11,670    2012
                                                                             7.78              7.61         12,159    2011
                                                                             7.07              7.78         16,057    2010
                                                                             5.96              7.07         19,285    2009
                                                                            10.84              5.96         78,789    2008
                                                                            10.74             10.84         14,889    2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares           $12.36            $12.31             --    2016
                                                                            11.92             12.36             --    2015
                                                                            11.58             11.92             --    2014
                                                                             8.75             11.58             --    2013
                                                                             7.72              8.75             --    2012
                                                                             7.85              7.72             --    2011
                                                                             6.33              7.85             --    2010
                                                                             4.90              6.33             --    2009
                                                                             9.90              4.90             --    2008
                                                                             9.57              9.90             --    2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                             $12.80            $12.47         14,229    2016
                                                                            12.66             12.80         20,134    2015
                                                                            12.72             12.66         23,630    2014
                                                                            10.26             12.72         18,070    2013
                                                                             8.70             10.26         21,439    2012
                                                                             9.75              8.70         26,944    2011
                                                                             8.64              9.75         26,340    2010
                                                                             6.35              8.64         29,605    2009
                                                                            10.92              6.35         33,538    2008
                                                                            10.55             10.92             --    2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $14.05            $15.26         38,814    2016
                                                                            13.97             14.05         27,423    2015
                                                                            12.97             13.97         32,382    2014
                                                                            10.12             12.97         35,317    2013
                                                                             8.90             10.12         43,394    2012
                                                                             9.15              8.90        105,849    2011
                                                                             8.10              9.15        112,466    2010
                                                                             6.48              8.10         75,792    2009
                                                                            10.83              6.48         79,265    2008
                                                                            10.66             10.83          2,132    2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $13.82            $15.87         11,233    2016
                                                                              15.09             13.82         18,587    2015
                                                                              13.85             15.09         20,206    2014
                                                                              10.10             13.85         33,151    2013
                                                                               8.80             10.10         43,941    2012
                                                                               9.24              8.80         53,302    2011
                                                                               7.70              9.24         55,533    2010
                                                                               5.76              7.70         11,234    2009
                                                                               9.53              5.76         12,633    2008
                                                                               9.91              9.53         33,967    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.02            $12.14             --    2016
                                                                              12.44             11.02             --    2015
                                                                              12.70             12.44             --    2014
                                                                              13.00             12.70             --    2013
                                                                              11.61             13.00             --    2012
                                                                              11.68             11.61             --    2011
                                                                              10.59             11.68             --    2010
                                                                               8.94             10.59             --    2009
                                                                              10.90              8.94             --    2008
                                                                              10.33             10.90             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.51            $14.82          8,085    2016
                                                                              14.08             13.51         23,954    2015
                                                                              13.97             14.08         16,163    2014
                                                                              13.54             13.97         10,730    2013
                                                                              12.14             13.54         10,781    2012
                                                                              12.05             12.14         19,361    2011
                                                                              10.79             12.05         21,352    2010
                                                                               7.88             10.79         16,673    2009
                                                                              10.57              7.88         19,313    2008
                                                                              10.47             10.57            962    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.50            $16.21          7,463    2016
                                                                              17.16             16.50             --    2015
                                                                              14.18             17.16             --    2014
                                                                              16.70             14.18             --    2013
                                                                              16.40             16.70             --    2012
                                                                              13.15             16.40             --    2011
                                                                              12.08             13.15             45    2010
                                                                              12.95             12.08         14,628    2009
                                                                              11.31             12.95         11,233    2008
                                                                              10.57             11.31         40,274    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.23            $11.11         10,772    2016
                                                                              11.48             11.23         28,578    2015
                                                                              11.66             11.48         85,147    2014
                                                                              11.97             11.66         76,795    2013
                                                                              11.60             11.97         73,127    2012
                                                                              11.76             11.60         80,628    2011
                                                                              11.45             11.76         87,581    2010
                                                                              10.35             11.45        119,115    2009
                                                                              10.66             10.35        107,712    2008
                                                                              10.18             10.66        248,193    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.49            $13.51        62,251     2016
                                                                 13.76             13.49        71,276     2015
                                                                 13.53             13.76        43,772     2014
                                                                 14.15             13.53        49,593     2013
                                                                 13.24             14.15        46,434     2012
                                                                 13.09             13.24        59,129     2011
                                                                 12.42             13.09        65,514     2010
                                                                 11.16             12.42        37,491     2009
                                                                 10.92             11.16        34,273     2008
                                                                 10.29             10.92        45,205     2007
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.65            $14.47            --     2016
                                                                 14.18             14.65            --     2015
                                                                 13.63             14.18            --     2014
                                                                 10.80             13.63            --     2013
                                                                 10.01             10.80            --     2012
                                                                 10.74             10.01            --     2011
                                                                 10.26             10.74            55     2010
                                                                  6.68             10.26         1,842     2009
                                                                 11.30              6.68         2,507     2008
                                                                 10.52             11.30        40,286     2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $17.05            $16.41            --     2016
                                                                 15.74             17.05            --     2015
                                                                 14.72             15.74            --     2014
                                                                 11.01             14.72            --     2013
                                                                  9.75             11.01            --     2012
                                                                 10.00              9.75            --     2011
                                                                  9.20             10.00            --     2010
                                                                  6.61              9.20            --     2009
                                                                 10.86              6.61            --     2008
                                                                  9.98             10.86            --     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 5.81            $ 7.08        16,573     2016
                                                                  8.38              5.81        10,917     2015
                                                                 10.71              8.38         9,207     2014
                                                                 10.00             10.71         7,109     2013
                                                                 10.56             10.00         7,361     2012
                                                                 13.42             10.56            --     2011
                                                                 10.79             13.42            11     2010
                                                                  6.27             10.79         8,029     2009
                                                                 13.74              6.27        11,802     2008
                                                                  9.54             13.74         8,180     2007
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $20.56            $21.26            --     2016
                                                                 19.47             20.56            --     2015
                                                                 17.00             19.47            --     2014
                                                                 12.94             17.00            --     2013
                                                                 11.36             12.94            --     2012
                                                                 11.40             11.36            --     2011
                                                                  9.86             11.40            --     2010
                                                                  6.65              9.86            --     2009
                                                                 11.74              6.65            --     2008
                                                                 10.22             11.74            --     2007
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares              $14.22            $15.32            --     2016
                                                                15.27             14.22            --     2015
                                                                14.04             15.27            --     2014
                                                                10.81             14.04            --     2013
                                                                 9.77             10.81            --     2012
                                                                10.18              9.77            --     2011
                                                                 9.35             10.18            --     2010
                                                                 7.65              9.35            --     2009
                                                                11.69              7.65            --     2008
                                                                10.89             11.69            --     2007
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.15            $11.20            --     2016
                                                                11.48             11.15            --     2015
                                                                11.19             11.48            --     2014
                                                                11.63             11.19            --     2013
                                                                11.28             11.63            --     2012
                                                                10.78             11.28            --     2011
                                                                10.28             10.78            --     2010
                                                                 9.77             10.28         1,995     2009
                                                                10.55              9.77         1,790     2008
                                                                10.32             10.55         2,410     2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.61            $16.60            --     2016
                                                                16.48             16.61            --     2015
                                                                14.81             16.48            --     2014
                                                                11.26             14.81            --     2013
                                                                 9.55             11.26            --     2012
                                                                 9.74              9.55            --     2011
                                                                 8.95              9.74            --     2010
                                                                 6.61              8.95            --     2009
                                                                10.70              6.61            --     2008
                                                                10.41             10.70            --     2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $16.81            $17.71         6,851     2016
                                                                16.48             16.81         7,772     2015
                                                                12.81             16.48         9,150     2014
                                                                12.80             12.81        17,547     2013
                                                                11.23             12.80         5,769     2012
                                                                10.48             11.23         7,087     2011
                                                                 8.33             10.48         8,319     2010
                                                                 6.29              8.33        10,324     2009
                                                                10.08              6.29        11,630     2008
                                                                12.14             10.08            --     2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $14.67            $15.97            --     2016
                                                                14.87             14.67            --     2015
                                                                13.46             14.87            --     2014
                                                                10.46             13.46            --     2013
                                                                 9.26             10.46            --     2012
                                                                 9.34              9.26            --     2011
                                                                 8.33              9.34            48     2010
                                                                 6.76              8.33            50     2009
                                                                11.08              6.76            49     2008
                                                                10.81             11.08        29,319     2007
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $13.58            $16.40              --   2016
                                                          14.52             13.58              --   2015
                                                          14.35             14.52              --   2014
                                                          10.75             14.35              --   2013
                                                           9.61             10.75              --   2012
                                                           9.56              9.61              --   2011
                                                           7.68              9.56              --   2010
                                                           6.02              7.68              --   2009
                                                           9.89              6.02              --   2008
                                                           9.90              9.89              --   2007
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $11.33            $11.73         571,009   2016
                                                          11.77             11.33         639,679   2015
                                                          11.49             11.77         769,330   2014
                                                          10.27             11.49         824,318   2013
                                                           9.38             10.27         964,629   2012
                                                           9.92              9.38       1,055,287   2011
                                                           9.30              9.92       1,352,001   2010
                                                           7.91              9.30       1,479,358   2009
                                                          11.48              7.91       1,666,520   2008
                                                          10.55             11.48       1,863,740   2007
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $14.34            $15.29              --   2016
                                                          15.04             14.34              --   2015
                                                          13.67             15.04              --   2014
                                                          10.47             13.67              --   2013
                                                           9.27             10.47              --   2012
                                                           9.78              9.27              --   2011
                                                           9.10              9.78              --   2010
                                                           7.08              9.10              --   2009
                                                          11.36              7.08              --   2008
                                                          10.78             11.36              --   2007
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.56            $18.20              --   2016
                                                          18.77             18.56              --   2015
                                                          18.53             18.77              --   2014
                                                          13.58             18.53              --   2013
                                                          11.56             13.58              --   2012
                                                          12.55             11.56              --   2011
                                                          10.00             12.55              --   2010
--------------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $10.97            $11.17          9,226    2016
                                                            11.11             10.97         10,818    2015
                                                            10.65             11.11         11,676    2014
                                                             9.40             10.65         15,947    2013
                                                             8.51              9.40         16,455    2012
                                                             9.00              8.51         17,276    2011
                                                             8.38              9.00         17,398    2010
                                                             6.91              8.38         22,086    2009
                                                            10.15              6.91         41,849    2008
                                                            10.00             10.15         37,554    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.18            $ 9.83             --    2016
                                                            10.18             10.18             --    2015
                                                             9.96             10.18             --    2014
                                                             8.32              9.96             --    2013
                                                             7.54              8.32             --    2012
                                                            10.10              7.54             --    2011
                                                             8.74             10.10             --    2010
                                                             5.86              8.74             --    2009
                                                            11.44              5.86             --    2008
                                                            10.00             11.44             --    2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $12.00            $12.98             --    2016
                                                            12.14             12.00             --    2015
                                                            11.40             12.14             --    2014
                                                             8.69             11.40             --    2013
                                                             7.60              8.69             --    2012
                                                             7.36              7.60             --    2011
                                                             6.69              7.36             --    2010
                                                             5.71              6.69             --    2009
                                                             9.87              5.71             --    2008
                                                            10.00              9.87             --    2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.66            $ 5.47         70,447    2016
                                                             5.67              5.66         55,988    2015
                                                             6.22              5.67         51,036    2014
                                                             5.20              6.22         41,499    2013
                                                             4.67              5.20         82,942    2012
                                                             5.95              4.67         79,339    2011
                                                             5.86              5.95         74,052    2010
                                                             4.47              5.86         71,469    2009
                                                             9.83              4.47         79,596    2008
                                                            10.00              9.83        176,632    2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $15.42            $15.38             --    2016
                                                            14.27             15.42             --    2015
                                                            12.86             14.27             --    2014
                                                             9.63             12.86             --    2013
                                                             8.47              9.63             --    2012
                                                             9.03              8.47             --    2011
                                                             8.44              9.03             --    2010
                                                             6.32              8.44             --    2009
                                                            10.77              6.32             --    2008
                                                            10.00             10.77             --    2007
----------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                           $15.02            $15.55            --     2016
                                                                      15.66             15.02            --     2015
                                                                      16.41             15.66         9,456     2014
                                                                      11.58             16.41            --     2013
                                                                      10.36             11.58            --     2012
                                                                      10.20             10.36            --     2011
                                                                       7.66             10.20            --     2010
                                                                       5.57              7.66            --     2009
                                                                      10.51              5.57            --     2008
                                                                      10.00             10.51            --     2007
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares            $14.15            $14.10            --     2016
                                                                      13.83             14.15            --     2015
                                                                      13.08             13.83            --     2014
                                                                       9.58             13.08            --     2013
                                                                      10.00              9.58            --     2012
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                     $11.43            $13.03        25,231     2016
                                                                      12.50             11.43            --     2015
                                                                      11.76             12.50            --     2014
                                                                       8.90             11.76           203     2013
                                                                       7.68              8.90           241     2012
                                                                       8.05              7.68           257     2011
                                                                       7.14              8.05           260     2010
                                                                       5.70              7.14           268     2009
                                                                       9.12              5.70           273     2008
                                                                      10.00              9.12        67,495     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $11.85            $12.73        38,748     2016
                                                                      12.90             11.85            --     2015
                                                                      12.25             12.90            --     2014
                                                                       9.72             12.25            --     2013
                                                                       8.76              9.72            --     2012
                                                                       9.00              8.76            --     2011
                                                                       8.43              9.00            --     2010
                                                                       6.74              8.43            --     2009
                                                                       9.90              6.74            --     2008
                                                                      10.00              9.90            --     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $12.27            $13.73        12,897     2016
                                                                      12.92             12.27        17,288     2015
                                                                      12.19             12.92        21,235     2014
                                                                      10.02             12.19        29,494     2013
                                                                       9.15             10.02        36,849     2012
                                                                       9.51              9.15        56,546     2011
                                                                       8.71              9.51        58,650     2010
                                                                       7.30              8.71        60,977     2009
                                                                       9.68              7.30        56,116     2008
                                                                      10.00              9.68        44,231     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $ 9.42            $ 9.12        12,136     2016
                                                                       9.93              9.42        33,514     2015
                                                                      10.18              9.93        22,069     2014
                                                                       8.80             10.18        25,013     2013
                                                                       7.83              8.80        28,975     2012
                                                                       8.64              7.83        23,752     2011
                                                                       7.88              8.64        25,435     2010
                                                                       5.99              7.88        39,655     2009
                                                                      10.34              5.99        44,369     2008
                                                                      10.00             10.34        72,026     2007
--------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $ 8.43            $ 9.69             --    2016
                                                                      9.68              8.43             --    2015
                                                                      9.34              9.68             --    2014
                                                                      7.19              9.34             --    2013
                                                                      6.27              7.19             --    2012
                                                                      6.66              6.27             --    2011
                                                                      6.39              6.66             --    2010
                                                                      4.44              6.39             --    2009
                                                                      9.48              4.44             --    2008
                                                                     10.00              9.48             --    2007
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $10.80            $10.98         20,091    2016
                                                                     11.36             10.80          5,899    2015
                                                                     11.28             11.36         32,388    2014
                                                                     12.65             11.28         36,457    2013
                                                                     12.09             12.65         32,948    2012
                                                                     11.10             12.09         38,015    2011
                                                                     10.84             11.10         48,677    2010
                                                                     10.09             10.84         75,932    2009
                                                                     10.52             10.09         67,941    2008
                                                                     10.00             10.52             --    2007
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $11.15            $12.80         21,384    2016
                                                                     12.19             11.15             --    2015
                                                                     11.42             12.19             --    2014
                                                                      8.51             11.42             --    2013
                                                                      7.67              8.51             --    2012
                                                                      8.10              7.67             --    2011
                                                                      7.39              8.10             --    2010
                                                                      5.79              7.39             --    2009
                                                                      9.42              5.79             --    2008
                                                                     10.00              9.42             --    2007
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $11.59            $11.73        349,820    2016
                                                                     12.01             11.59        381,191    2015
                                                                     12.09             12.01        444,014    2014
                                                                     10.85             12.09        433,953    2013
                                                                     10.12             10.85        461,765    2012
                                                                     10.78             10.12        557,164    2011
                                                                     10.08             10.78        586,147    2010
                                                                      8.55             10.08        640,915    2009
                                                                     10.93              8.55        599,927    2008
                                                                     10.00             10.93        537,966    2007
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $12.85            $13.46             --    2016
                                                                     12.86             12.85             --    2015
                                                                     11.58             12.86             --    2014
                                                                      8.89             11.58             --    2013
                                                                      7.95              8.89             --    2012
                                                                      7.97              7.95             --    2011
                                                                      7.11              7.97             --    2010
                                                                      5.76              7.11             --    2009
                                                                     10.00              5.76             --    2008
                                                                     10.00             10.00             --    2007
-------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $11.36            $13.66            --     2016
                                                                    12.50             11.36            --     2015
                                                                    12.21             12.50            --     2014
                                                                     8.82             12.21            --     2013
                                                                     7.99              8.82            --     2012
                                                                     8.42              7.99            --     2011
                                                                     6.73              8.42            --     2010
                                                                     5.39              6.73            --     2009
                                                                     9.26              5.39            --     2008
                                                                    10.00              9.26            --     2007
------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Select International Equity
   Fund -- Class 2                                                 $10.00            $ 9.64            --     2016
------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1        $10.00            $10.37            --     2016
------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.37            $11.01        10,008     2016
                                                                    10.75             10.37        12,275     2015
                                                                    10.97             10.75        27,358     2014
                                                                    10.84             10.97        30,299     2013
                                                                    10.37             10.84        23,317     2012
                                                                    10.37             10.37           150     2011
                                                                     9.75             10.37           155     2010
                                                                     6.93              9.75        21,414     2009
                                                                     9.77              6.93        24,944     2008
                                                                    10.00              9.77        50,932     2007
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $13.04            $14.55            --     2016
                                                                    13.75             13.04            --     2015
                                                                    13.78             13.75            --     2014
                                                                    13.25             13.78            --     2013
                                                                    11.89             13.25            --     2012
                                                                    11.63             11.89            --     2011
                                                                    10.43             11.63            --     2010
                                                                     7.02             10.43            --     2009
                                                                     9.75              7.02            --     2008
                                                                    10.00              9.75            --     2007
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $13.09            $13.19            --     2016
                                                                    12.65             13.09            --     2015
                                                                    11.86             12.65            --     2014
                                                                     8.71             11.86            --     2013
                                                                     7.64              8.71            --     2012
                                                                     9.06              7.64        36,060     2011
                                                                     7.90              9.06        35,987     2010
                                                                     6.28              7.90        26,249     2009
                                                                    11.09              6.28        28,322     2008
                                                                    10.00             11.09            --     2007
------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $12.75            $13.29        18,994     2016
                                                                    13.03             12.75        23,839     2015
                                                                    12.16             13.03        24,359     2014
                                                                    10.46             12.16        38,536     2013
                                                                     9.35             10.46        45,169     2012
                                                                     9.97              9.35        39,827     2011
                                                                     8.69              9.97        53,772     2010
                                                                     6.45              8.69        61,682     2009
                                                                    10.05              6.45        45,535     2008
                                                                    10.00             10.05        38,211     2007
------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.42            $14.09         11,677    2016
                                                                         13.72             13.42         56,498    2015
                                                                         12.61             13.72         64,121    2014
                                                                          9.88             12.61         86,523    2013
                                                                          8.73              9.88        110,531    2012
                                                                          9.21              8.73            222    2011
                                                                          8.09              9.21            227    2010
                                                                          6.13              8.09            239    2009
                                                                         10.97              6.13            251    2008
                                                                         10.00             10.97         56,582    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $13.93            $13.94             --    2016
                                                                         14.15             13.93             --    2015
                                                                         13.12             14.15             --    2014
                                                                          9.74             13.12             --    2013
                                                                          8.18              9.74             --    2012
                                                                          8.63              8.18             --    2011
                                                                          7.50              8.63             --    2010
                                                                          5.67              7.50             --    2009
                                                                          9.92              5.67             --    2008
                                                                         10.00              9.92             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.18            $11.68             --    2016
                                                                         10.91             10.18         31,156    2015
                                                                         10.32             10.91         33,540    2014
                                                                          8.29             10.32         48,743    2013
                                                                          7.27              8.29         60,861    2012
                                                                          7.41              7.27            218    2011
                                                                          6.61              7.41            229    2010
                                                                          5.23              6.61            229    2009
                                                                          9.38              5.23            238    2008
                                                                         10.00              9.38         52,762    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $12.27            $13.85             --    2016
                                                                         12.92             12.27             --    2015
                                                                         12.03             12.92             --    2014
                                                                          9.26             12.03             --    2013
                                                                          8.04              9.26             --    2012
                                                                          8.14              8.04             --    2011
                                                                          7.29              8.14             --    2010
                                                                          5.89              7.29             --    2009
                                                                         10.40              5.89             --    2008
                                                                         10.00             10.40             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.94            $15.55             --    2016
                                                                         15.53             15.94         19,837    2015
                                                                         14.23             15.53          9,461    2014
                                                                         10.62             14.23         11,766    2013
                                                                         10.00             10.62         15,804    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $14.76            $14.46             --    2016
                                                                         14.17             14.76             --    2015
                                                                         13.10             14.17             --    2014
                                                                          9.88             13.10             --    2013
                                                                          8.86              9.88             --    2012
                                                                          9.10              8.86             --    2011
                                                                          7.54              9.10             --    2010
                                                                          6.04              7.54             --    2009
                                                                         11.77              6.04             --    2008
                                                                         10.00             11.77             --    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.34            $11.55         66,857    2016
                                                                         11.74             11.34         67,338    2015
                                                                         11.41             11.74         43,980    2014
                                                                         11.95             11.41         57,923    2013
                                                                         11.62             11.95         63,043    2012
                                                                         11.14             11.62            135    2011
                                                                         10.63             11.14            143    2010
                                                                          9.44             10.63            141    2009
                                                                         10.04              9.44            120    2008
                                                                         10.00             10.04         49,684    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $13.47            $14.69         18,625    2016
                                                                         14.05             13.47         18,662    2015
                                                                         13.60             14.05         36,611    2014
                                                                         10.27             13.60         37,113    2013
                                                                          9.20             10.27         49,249    2012
                                                                         10.59              9.20             82    2011
                                                                          8.45             10.59             77    2010
                                                                          6.21              8.45             89    2009
                                                                         10.55              6.21            101    2008
                                                                         10.00             10.55         23,562    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $11.24            $11.97             --    2016
                                                                         11.92             11.24             --    2015
                                                                         11.48             11.92             --    2014
                                                                          9.05             11.48             --    2013
                                                                          7.31              9.05             --    2012
                                                                          8.25              7.31             --    2011
                                                                          6.70              8.25             --    2010
                                                                          4.37              6.70             --    2009
                                                                          9.21              4.37             --    2008
                                                                         10.00              9.21             --    2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.03            $11.07         75,940    2016
                                                                         10.98             10.03         86,159    2015
                                                                         10.95             10.98         95,740    2014
                                                                          9.08             10.95        178,731    2013
                                                                          8.08              9.08        216,418    2012
                                                                          8.42              8.08        263,964    2011
                                                                          7.84              8.42        289,958    2010
                                                                          6.17              7.84        332,138    2009
                                                                          9.88              6.17        392,425    2008
                                                                         10.00              9.88        380,462    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $10.75            $11.95        217,712    2016
                                                                         11.87             10.75        255,642    2015
                                                                         11.64             11.87        320,327    2014
                                                                         10.49             11.64        352,644    2013
                                                                          9.55             10.49        398,610    2012
                                                                          9.57              9.55        476,222    2011
                                                                          8.72              9.57        518,680    2010
                                                                          6.60              8.72        566,196    2009
                                                                          9.63              6.60        651,324    2008
                                                                         10.00              9.63        590,223    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $10.13            $11.46             --    2016
                                                                        10.93             10.13             --    2015
                                                                        10.47             10.93             --    2014
                                                                         8.38             10.47             --    2013
                                                                         7.53              8.38             --    2012
                                                                         7.80              7.53         36,942    2011
                                                                         7.20              7.80         41,540    2010
                                                                         5.86              7.20         71,644    2009
                                                                         9.57              5.86         74,649    2008
                                                                        10.00              9.57             --    2007
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 8.48            $ 9.05             --    2016
                                                                         9.30              8.48             --    2015
                                                                         9.82              9.30             --    2014
                                                                         7.70              9.82             --    2013
                                                                         6.53              7.70             --    2012
                                                                         7.20              6.53             --    2011
                                                                         6.88              7.20             --    2010
                                                                         5.39              6.88             --    2009
                                                                         9.58              5.39             --    2008
                                                                        10.00              9.58             --    2007
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.16            $ 8.93          2,807    2016
                                                                         9.40              9.16        124,341    2015
                                                                         9.64              9.40         29,119    2014
                                                                         9.89              9.64         49,062    2013
                                                                        10.00              9.89         28,351    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $14.29            $14.52         12,559    2016
                                                                        14.60             14.29         16,665    2015
                                                                        13.84             14.60         22,485    2014
                                                                        11.86             13.84         41,741    2013
                                                                        10.73             11.86         52,183    2012
                                                                        10.86             10.73         37,615    2011
                                                                        10.31             10.86         50,979    2010
                                                                         8.43             10.31         56,051    2009
                                                                        10.30              8.43         14,857    2008
                                                                        10.00             10.30         10,580    2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $16.20            $16.09         10,217    2016
                                                                        14.85             16.20         11,712    2015
                                                                        14.05             14.85         14,850    2014
                                                                        11.01             14.05         18,084    2013
                                                                         9.12             11.01         23,080    2012
                                                                        10.06              9.12         20,341    2011
                                                                         9.70             10.06         21,673    2010
                                                                         6.81              9.70         64,208    2009
                                                                        12.56              6.81         77,716    2008
                                                                        10.00             12.56         49,587    2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $16.22            $15.96             --    2016
                                                                        16.97             16.22             --    2015
                                                                        14.51             16.97             --    2014
                                                                        10.10             14.51             --    2013
                                                                         8.75             10.10             --    2012
                                                                         8.79              8.75             --    2011
                                                                         7.23              8.79             --    2010
                                                                         5.53              7.23             --    2009
                                                                         9.55              5.53             --    2008
                                                                        10.00              9.55             --    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                $ 9.38            $10.33            --     2016
                                                                             9.91              9.38            --     2015
                                                                            10.00              9.91            --     2014
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $13.19            $13.92            --     2016
                                                                            13.54             13.19            --     2015
                                                                            12.55             13.54            --     2014
                                                                             9.77             12.55            --     2013
                                                                             8.44              9.77            --     2012
                                                                             8.88              8.44            --     2011
                                                                             8.21              8.88            --     2010
                                                                             6.66              8.21            --     2009
                                                                            10.24              6.66            --     2008
                                                                            10.00             10.24            --     2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $11.43            $12.12        12,783     2016
                                                                            11.80             11.43        13,327     2015
                                                                            11.18             11.80        18,059     2014
                                                                             9.66             11.18        18,997     2013
                                                                             8.94              9.66        19,944     2012
                                                                             9.03              8.94        26,262     2011
                                                                             8.45              9.03        27,724     2010
                                                                             7.37              8.45        27,278     2009
                                                                             9.73              7.37        36,719     2008
                                                                            10.00              9.73        36,214     2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $11.60            $12.58            --     2016
                                                                            13.97             11.60            --     2015
                                                                            12.74             13.97            --     2014
                                                                            10.88             12.74            --     2013
                                                                             9.86             10.88            --     2012
                                                                             9.50              9.86            --     2011
                                                                             8.59              9.50            --     2010
                                                                             6.63              8.59            --     2009
                                                                            10.95              6.63            --     2008
                                                                            10.00             10.95            --     2007
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.64            $ 9.95            --     2016
                                                                            10.00              9.64            --     2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $12.70            $12.08            --     2016
                                                                            12.62             12.70            --     2015
                                                                            11.25             12.62            --     2014
                                                                             8.92             11.25            --     2013
                                                                             8.04              8.92            --     2012
                                                                             8.37              8.04            --     2011
                                                                             7.87              8.37            --     2010
                                                                             5.60              7.87            --     2009
                                                                            10.58              5.60            --     2008
                                                                            10.00             10.58            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares              $ 8.40            $ 8.59         9,401     2016
                                                                             8.57              8.40        10,581     2015
                                                                             8.14              8.57        12,404     2014
                                                                             7.40              8.14        11,487     2013
                                                                             6.78              7.40        12,365     2012
                                                                             6.93              6.78        15,535     2011
                                                                             6.31              6.93        34,489     2010
                                                                             5.33              6.31        35,865     2009
                                                                             9.69              5.33        19,890     2008
                                                                            10.00              9.69        19,884     2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.37            $12.30             --    2016
                                                                          11.93             12.37             --    2015
                                                                          11.60             11.93             --    2014
                                                                           8.78             11.60             --    2013
                                                                           7.76              8.78             --    2012
                                                                           7.89              7.76             --    2011
                                                                           6.37              7.89             --    2010
                                                                           4.94              6.37             --    2009
                                                                           9.98              4.94             --    2008
                                                                          10.00              9.98             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $11.44            $11.13         14,784    2016
                                                                          11.32             11.44         22,135    2015
                                                                          11.38             11.32         25,671    2014
                                                                           9.20             11.38         22,098    2013
                                                                           7.80              9.20         27,455    2012
                                                                           8.75              7.80         35,294    2011
                                                                           7.76              8.75         37,074    2010
                                                                           5.72              7.76         39,758    2009
                                                                           9.83              5.72         46,420    2008
                                                                          10.00              9.83             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $12.54            $13.60         40,428    2016
                                                                          12.48             12.54         30,262    2015
                                                                          11.60             12.48         35,147    2014
                                                                           9.05             11.60         43,404    2013
                                                                           7.97              9.05         55,594    2012
                                                                           8.20              7.97        139,274    2011
                                                                           7.27              8.20        158,355    2010
                                                                           5.83              7.27         98,878    2009
                                                                           9.74              5.83        106,729    2008
                                                                          10.00              9.74             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $12.95            $14.85         11,120    2016
                                                                          14.15             12.95         19,423    2015
                                                                          13.00             14.15         20,899    2014
                                                                           9.49             13.00         38,835    2013
                                                                           8.27              9.49         53,569    2012
                                                                           8.70              8.27         66,913    2011
                                                                           7.25              8.70         74,500    2010
                                                                           5.44              7.25         14,403    2009
                                                                           9.00              5.44         16,890    2008
                                                                          10.00              9.00         41,193    2007
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $10.29            $11.33             --    2016
                                                                          11.63             10.29             --    2015
                                                                          11.88             11.63             --    2014
                                                                          12.18             11.88             --    2013
                                                                          10.89             12.18             --    2012
                                                                          10.96             10.89             --    2011
                                                                           9.95             10.96             --    2010
                                                                           8.41              9.95             --    2009
                                                                          10.26              8.41             --    2008
                                                                          10.00             10.26             --    2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.47            $13.66          8,087    2016
                                                                              13.01             12.47         25,550    2015
                                                                              12.92             13.01         17,003    2014
                                                                              12.54             12.92         12,813    2013
                                                                              11.25             12.54         13,369    2012
                                                                              11.18             11.25         24,664    2011
                                                                              10.02             11.18         29,035    2010
                                                                               7.33             10.02         20,691    2009
                                                                               9.83              7.33         24,283    2008
                                                                              10.00              9.83             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.31            $15.02          7,363    2016
                                                                              15.93             15.31             --    2015
                                                                              13.19             15.93             --    2014
                                                                              15.54             13.19            139    2013
                                                                              15.27             15.54            105    2012
                                                                              12.26             15.27            105    2011
                                                                              11.27             12.26            128    2010
                                                                              12.10             11.27         18,244    2009
                                                                              10.58             12.10         14,277    2008
                                                                              10.00             10.58         47,347    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.85            $10.73         10,276    2016
                                                                              11.10             10.85         29,359    2015
                                                                              11.30             11.10         86,067    2014
                                                                              11.61             11.30         88,605    2013
                                                                              11.25             11.61         87,304    2012
                                                                              11.42             11.25         98,962    2011
                                                                              11.13             11.42        114,269    2010
                                                                              10.08             11.13        148,878    2009
                                                                              10.39             10.08        138,445    2008
                                                                              10.00             10.39        287,846    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.88            $12.89         59,972    2016
                                                                              13.16             12.88         74,146    2015
                                                                              12.95             13.16         44,877    2014
                                                                              13.55             12.95         57,419    2013
                                                                              12.69             13.55         55,671    2012
                                                                              12.57             12.69         72,895    2011
                                                                              11.93             12.57         86,218    2010
                                                                              10.73             11.93         43,234    2009
                                                                              10.51             10.73         40,433    2008
                                                                              10.00             10.51         47,504    2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $13.16            $12.99             --    2016
                                                                              12.76             13.16             --    2015
                                                                              12.27             12.76             --    2014
                                                                               9.73             12.27            154    2013
                                                                               9.03              9.73            172    2012
                                                                               9.70              9.03            167    2011
                                                                               9.28              9.70            169    2010
                                                                               6.05              9.28            167    2009
                                                                              10.24              6.05            202    2008
                                                                              10.00             10.24         48,275    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                   $16.47            $15.84            --     2016
                                                           15.22             16.47            --     2015
                                                           14.25             15.22            --     2014
                                                           10.67             14.25            --     2013
                                                            9.46             10.67            --     2012
                                                            9.71              9.46            --     2011
                                                            8.94              9.71            --     2010
                                                            6.44              8.94            --     2009
                                                           10.58              6.44            --     2008
                                                           10.00             10.58            --     2007
---------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares          $ 5.42            $ 6.59        16,479     2016
                                                            7.81              5.42        11,533     2015
                                                           10.00              7.81         9,402     2014
                                                            9.35             10.00         8,405     2013
                                                            9.88              9.35         9,061     2012
                                                           12.57              9.88            37     2011
                                                           10.12             12.57            34     2010
                                                            5.89             10.12        10,300     2009
                                                           12.90              5.89        15,429     2008
                                                           10.00             12.90         9,748     2007
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                   $18.94            $19.56            --     2016
                                                           17.95             18.94            --     2015
                                                           15.69             17.95            --     2014
                                                           11.96             15.69            --     2013
                                                           10.51             11.96            --     2012
                                                           10.55             10.51            --     2011
                                                            9.14             10.55            --     2010
                                                            6.17              9.14            --     2009
                                                           10.90              6.17            --     2008
                                                           10.00             10.90            --     2007
---------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares         $12.31            $13.25            --     2016
                                                           13.23             12.31            --     2015
                                                           12.18             13.23            --     2014
                                                            9.39             12.18            --     2013
                                                            8.49              9.39            --     2012
                                                            8.86              8.49            --     2011
                                                            8.15              8.86            --     2010
                                                            6.67              8.15            --     2009
                                                           10.20              6.67            --     2008
                                                           10.00             10.20            --     2007
---------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                    $10.58            $10.62            --     2016
                                                           10.91             10.58            --     2015
                                                           10.65             10.91            --     2014
                                                           11.07             10.65            --     2013
                                                           10.75             11.07            --     2012
                                                           10.29             10.75            --     2011
                                                            9.82             10.29            --     2010
                                                            9.34              9.82            --     2009
                                                           10.10              9.34            --     2008
                                                           10.00             10.10            --     2007
---------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $15.33            $15.31              --   2016
                                                                15.23             15.33              --   2015
                                                                13.70             15.23              --   2014
                                                                10.42             13.70              --   2013
                                                                 8.85             10.42              --   2012
                                                                 9.04              8.85              --   2011
                                                                 8.31              9.04              --   2010
                                                                 6.15              8.31              --   2009
                                                                 9.96              6.15              --   2008
                                                                10.00              9.96              --   2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $13.42            $14.12           7,888   2016
                                                                13.17             13.42           9,561   2015
                                                                10.24             13.17          11,165   2014
                                                                10.25             10.24          24,134   2013
                                                                 9.00             10.25           8,239   2012
                                                                 8.41              9.00          10,400   2011
                                                                 6.69              8.41          12,975   2010
                                                                 5.06              6.69          15,384   2009
                                                                 8.12              5.06          18,227   2008
                                                                10.00              8.12              --   2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $12.89            $14.02              --   2016
                                                                13.09             12.89              --   2015
                                                                11.85             13.09              --   2014
                                                                 9.22             11.85             121   2013
                                                                 8.18              9.22             137   2012
                                                                 8.25              8.18             144   2011
                                                                 7.37              8.25             151   2010
                                                                 5.99              7.37             155   2009
                                                                 9.82              5.99             152   2008
                                                                10.00              9.82          37,794   2007
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $12.86            $15.52              --   2016
                                                                13.77             12.86              --   2015
                                                                13.62             13.77              --   2014
                                                                10.21             13.62              --   2013
                                                                 9.14             10.21              --   2012
                                                                 9.10              9.14              --   2011
                                                                 7.32              9.10              --   2010
                                                                 5.74              7.32              --   2009
                                                                 9.44              5.74              --   2008
                                                                10.00              9.44              --   2007
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.21            $10.55         502,084   2016
                                                                10.62             10.21         545,759   2015
                                                                10.37             10.62         666,100   2014
                                                                 9.28             10.37         767,669   2013
                                                                 8.48              9.28         834,176   2012
                                                                 8.98              8.48         943,397   2011
                                                                 8.43              8.98         988,320   2010
                                                                 7.17              8.43       1,056,441   2009
                                                                10.42              7.17       1,159,292   2008
                                                                10.00             10.42       1,146,688   2007
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $12.64            $13.46              --   2016
                                                                13.27             12.64              --   2015
                                                                12.08             13.27              --   2014
                                                                 9.26             12.08              --   2013
                                                                 8.20              9.26              --   2012
                                                                 8.67              8.20              --   2011
                                                                 8.07              8.67              --   2010
                                                                 6.29              8.07              --   2009
                                                                10.09              6.29              --   2008
                                                                10.00             10.09              --   2007
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.46            $18.08          --       2016
                                                       18.69             18.46          --       2015
                                                       18.46             18.69          --       2014
                                                       13.54             18.46          --       2013
                                                       11.55             13.54          --       2012
                                                       12.54             11.55          --       2011
                                                       10.00             12.54          --       2010
-----------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.06            $11.27         57,817    2016
                                                            11.20             11.06         60,189    2015
                                                            10.72             11.20         79,532    2014
                                                             9.45             10.72         85,015    2013
                                                             8.54              9.45        114,528    2012
                                                             9.03              8.54        127,077    2011
                                                             8.40              9.03        126,163    2010
                                                             6.92              8.40        125,533    2009
                                                            10.16              6.92        126,266    2008
                                                            10.00             10.16         98,797    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.69            $10.33             --    2016
                                                            10.67             10.69             --    2015
                                                            10.44             10.67             --    2014
                                                             8.71             10.44             --    2013
                                                             7.88              8.71             --    2012
                                                            10.55              7.88             --    2011
                                                             9.12             10.55             --    2010
                                                             6.10              9.12             --    2009
                                                            11.91              6.10             --    2008
                                                            10.19             11.91             --    2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $13.78            $14.93             --    2016
                                                            13.93             13.78             --    2015
                                                            13.06             13.93             --    2014
                                                             9.95             13.06             --    2013
                                                             8.70              9.95             --    2012
                                                             8.41              8.70             --    2011
                                                             7.64              8.41             --    2010
                                                             6.51              7.64             --    2009
                                                            11.25              6.51             --    2008
                                                            11.00             11.25             --    2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.66            $ 6.44        227,299    2016
                                                             6.67              6.66        178,219    2015
                                                             7.30              6.67        169,979    2014
                                                             6.10              7.30        145,205    2013
                                                             5.48              6.10        271,142    2012
                                                             6.97              5.48        252,721    2011
                                                             6.85              6.97        235,036    2010
                                                             5.23              6.85        242,333    2009
                                                            11.47              5.23        281,180    2008
                                                            11.14             11.47        534,433    2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $15.74            $15.72             --    2016
                                                            14.56             15.74             --    2015
                                                            13.11             14.56             --    2014
                                                             9.81             13.11             --    2013
                                                             8.62              9.81             --    2012
                                                             9.18              8.62             --    2011
                                                             8.56              9.18             --    2010
                                                             6.40              8.56             --    2009
                                                            10.91              6.40             --    2008
                                                             9.84             10.91             --    2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.01            $15.55             --    2016
                                                                        15.62             15.01             --    2015
                                                                        16.36             15.62         37,165    2014
                                                                        11.54             16.36             --    2013
                                                                        10.31             11.54             --    2012
                                                                        10.14             10.31             --    2011
                                                                         7.61             10.14             --    2010
                                                                         5.52              7.61             --    2009
                                                                        10.41              5.52             --    2008
                                                                         9.39             10.41             --    2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.20            $14.17             --    2016
                                                                        13.86             14.20             --    2015
                                                                        13.11             13.86             --    2014
                                                                         9.59             13.11             --    2013
                                                                        10.00              9.59             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $13.11            $14.96         83,268    2016
                                                                        14.33             13.11             --    2015
                                                                        13.46             14.33             --    2014
                                                                        10.17             13.46             97    2013
                                                                         8.77             10.17            130    2012
                                                                         9.18              8.77            156    2011
                                                                         8.14              9.18            178    2010
                                                                         6.50              8.14            206    2009
                                                                        10.37              6.50            235    2008
                                                                        10.89             10.37        207,984    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.66            $14.70        127,337    2016
                                                                        14.87             13.66             --    2015
                                                                        14.09             14.87             --    2014
                                                                        11.18             14.09             --    2013
                                                                        10.06             11.18             --    2012
                                                                        10.32             10.06             --    2011
                                                                         9.66             10.32             --    2010
                                                                         7.71              9.66             --    2009
                                                                        11.32              7.71             --    2008
                                                                        10.74             11.32             --    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $12.38            $13.86        139,403    2016
                                                                        13.02             12.38        155,076    2015
                                                                        12.27             13.02        197,413    2014
                                                                        10.08             12.27        171,165    2013
                                                                         9.19             10.08        111,882    2012
                                                                         9.54              9.19        118,915    2011
                                                                         8.73              9.54        131,774    2010
                                                                         7.31              8.73        115,589    2009
                                                                         9.69              7.31        115,776    2008
                                                                        10.00              9.69         73,157    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $11.24            $10.89         38,707    2016
                                                                        11.84             11.24        105,216    2015
                                                                        12.12             11.84         72,625    2014
                                                                        10.47             12.12         87,381    2013
                                                                         9.31             10.47         93,426    2012
                                                                        10.26              9.31         74,767    2011
                                                                         9.34             10.26         79,751    2010
                                                                         7.10              9.34        133,379    2009
                                                                        12.23              7.10        155,185    2008
                                                                        10.96             12.23        215,130    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $ 9.37            $10.77              --   2016
                                                                     10.75              9.37              --   2015
                                                                     10.35             10.75              --   2014
                                                                      7.96             10.35              --   2013
                                                                      6.94              7.96              --   2012
                                                                      7.36              6.94              --   2011
                                                                      7.06              7.36              --   2010
                                                                      4.90              7.06              --   2009
                                                                     10.44              4.90              --   2008
                                                                     10.56             10.44              --   2007
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.18            $11.39          76,156   2016
                                                                     11.75             11.18          23,537   2015
                                                                     11.66             11.75         124,553   2014
                                                                     13.06             11.66         149,028   2013
                                                                     12.47             13.06         125,455   2012
                                                                     11.44             12.47         141,478   2011
                                                                     11.16             11.44         176,523   2010
                                                                     10.38             11.16         294,706   2009
                                                                     10.81             10.38         274,284   2008
                                                                     10.12             10.81              --   2007
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $13.11            $15.05          68,787   2016
                                                                     14.32             13.11              --   2015
                                                                     13.39             14.32              --   2014
                                                                      9.97             13.39              --   2013
                                                                      8.98              9.97              --   2012
                                                                      9.47              8.98              --   2011
                                                                      8.63              9.47              --   2010
                                                                      6.76              8.63              --   2009
                                                                     10.98              6.76              --   2008
                                                                     11.09             10.98              --   2007
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $12.69            $12.85       1,285,399   2016
                                                                     13.14             12.69       1,485,012   2015
                                                                     13.22             13.14       1,738,944   2014
                                                                     11.84             13.22       1,942,159   2013
                                                                     11.04             11.84       2,167,495   2012
                                                                     11.74             11.04       2,412,100   2011
                                                                     10.97             11.74       2,665,931   2010
                                                                      9.30             10.97       2,773,546   2009
                                                                     11.87              9.30       2,718,402   2008
                                                                     10.42             11.87       2,564,237   2007
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $13.70            $14.38              --   2016
                                                                     13.70             13.70              --   2015
                                                                     12.33             13.70              --   2014
                                                                      9.46             12.33              --   2013
                                                                      8.45              9.46              --   2012
                                                                      8.46              8.45              --   2011
                                                                      7.54              8.46              --   2010
                                                                      6.10              7.54              --   2009
                                                                     10.58              6.10              --   2008
                                                                     10.04             10.58              --   2007
-------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $11.85            $14.27             --    2016
                                 13.04             11.85             --    2015
                                 12.72             13.04             --    2014
                                  9.18             12.72             --    2013
                                  8.30              9.18             --    2012
                                  8.74              8.30             --    2011
                                  6.98              8.74             --    2010
                                  5.59              6.98             --    2009
                                  9.58              5.59             --    2008
                                  9.94              9.58             --    2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.64             --    2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.38             --    2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $10.81            $11.49         36,480    2016
                                 11.20             10.81         43,890    2015
                                 11.41             11.20        102,816    2014
                                 11.26             11.41        120,644    2013
                                 10.76             11.26         86,204    2012
                                 10.76             10.76            102    2011
                                 10.10             10.76            122    2010
                                  7.18             10.10         82,443    2009
                                 10.10              7.18         99,114    2008
                                 10.19             10.10        174,146    2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $14.30            $15.97             --    2016
                                 15.07             14.30             --    2015
                                 15.08             15.07             --    2014
                                 14.48             15.08             --    2013
                                 12.99             14.48             --    2012
                                 12.69             12.99             --    2011
                                 11.37             12.69             --    2010
                                  7.65             11.37             --    2009
                                 10.61              7.65             --    2008
                                 10.54             10.61             --    2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $14.42            $14.55             --    2016
                                 13.92             14.42             --    2015
                                 13.04             13.92             --    2014
                                  9.57             13.04             --    2013
                                  8.39              9.57             --    2012
                                  9.94              8.39        124,071    2011
                                  8.65              9.94        123,444    2010
                                  6.87              8.65         96,666    2009
                                 12.12              6.87        107,660    2008
                                 10.30             12.12             --    2007
-------------------------------------------------------------------------------
Fidelity(R) Variable
 Insurance Products Fund
-------------------------------------------------------------------------------
 VIP Balanced Portfolio
   -- Service Class 2           $14.05            $14.67        289,830    2016
                                 14.35             14.05        280,313    2015
                                 13.37             14.35        286,962    2014
                                 11.49             13.37        285,080    2013
                                 10.26             11.49        309,048    2012
                                 10.94             10.26        283,063    2011
                                  9.52             10.94        359,726    2010
                                  7.06              9.52        337,988    2009
                                 10.99              7.06        401,794    2008
                                 10.36             10.99        284,840    2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.43            $15.16         41,149    2016
                                                                         14.73             14.43        196,879    2015
                                                                         13.52             14.73        234,229    2014
                                                                         10.58             13.52        337,579    2013
                                                                          9.34             10.58        397,800    2012
                                                                          9.85              9.34            147    2011
                                                                          8.64              9.85            166    2010
                                                                          6.54              8.64            194    2009
                                                                         11.69              6.54            233    2008
                                                                         10.22             11.69        187,867    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.92            $14.94             --    2016
                                                                         15.14             14.92             --    2015
                                                                         14.02             15.14             --    2014
                                                                         10.40             14.02             --    2013
                                                                          8.72             10.40             --    2012
                                                                          9.19              8.72             --    2011
                                                                          7.99              9.19             --    2010
                                                                          6.03              7.99             --    2009
                                                                         10.54              6.03             --    2008
                                                                         10.12             10.54             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.85            $13.61             --    2016
                                                                         12.69             11.85        100,325    2015
                                                                         11.99             12.69        113,211    2014
                                                                          9.62             11.99        175,328    2013
                                                                          8.42              9.62        201,712    2012
                                                                          8.58              8.42            130    2011
                                                                          7.65              8.58            153    2010
                                                                          6.04              7.65            175    2009
                                                                         10.83              6.04            203    2008
                                                                         10.96             10.83        161,144    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.66            $15.43             --    2016
                                                                         14.37             13.66             --    2015
                                                                         13.36             14.37             --    2014
                                                                         10.28             13.36             --    2013
                                                                          8.91             10.28             --    2012
                                                                          9.01              8.91             --    2011
                                                                          8.07              9.01             --    2010
                                                                          6.51              8.07             --    2009
                                                                         11.49              6.51             --    2008
                                                                         10.53             11.49             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.00            $15.62             --    2016
                                                                         15.57             16.00         73,995    2015
                                                                         14.26             15.57         36,962    2014
                                                                         10.63             14.26         49,283    2013
                                                                         10.00             10.63         60,977    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $15.70            $15.40             --    2016
                                                                         15.05             15.70             --    2015
                                                                         13.90             15.05             --    2014
                                                                         10.48             13.90             --    2013
                                                                          9.39             10.48             --    2012
                                                                          9.63              9.39             --    2011
                                                                          7.97              9.63             --    2010
                                                                          6.38              7.97             --    2009
                                                                         12.42              6.38             --    2008
                                                                         10.05             12.42             --    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.45            $11.67         254,627   2016
                                                                         11.83             11.45         251,094   2015
                                                                         11.49             11.83         172,992   2014
                                                                         12.02             11.49         241,156   2013
                                                                         11.67             12.02         244,114   2012
                                                                         11.18             11.67           3,646   2011
                                                                         10.65             11.18             117   2010
                                                                          9.46             10.65             127   2009
                                                                         10.04              9.46             124   2008
                                                                         10.00             10.04         175,607   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $14.15            $15.45          67,098   2016
                                                                         14.75             14.15          66,565   2015
                                                                         14.26             14.75         136,879   2014
                                                                         10.76             14.26         148,311   2013
                                                                          9.63             10.76         181,651   2012
                                                                         11.07              9.63              57   2011
                                                                          8.83             11.07              59   2010
                                                                          6.47              8.83              76   2009
                                                                         10.99              6.47              94   2008
                                                                          9.77             10.99          80,057   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.35            $14.23              --   2016
                                                                         14.14             13.35              --   2015
                                                                         13.60             14.14              --   2014
                                                                         10.71             13.60              --   2013
                                                                          8.64             10.71              --   2012
                                                                          9.74              8.64              --   2011
                                                                          7.90              9.74              --   2010
                                                                          5.16              7.90              --   2009
                                                                         10.85              5.16              --   2008
                                                                         10.55             10.85              --   2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.12            $11.17         572,418   2016
                                                                         11.06             10.12         704,613   2015
                                                                         11.02             11.06         859,391   2014
                                                                          9.13             11.02         969,661   2013
                                                                          8.12              9.13       1,104,917   2012
                                                                          8.45              8.12       1,225,218   2011
                                                                          7.86              8.45       1,404,345   2010
                                                                          6.18              7.86       1,538,372   2009
                                                                          9.88              6.18       1,672,120   2008
                                                                         10.00              9.88       1,474,482   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $12.57            $13.99       1,314,000   2016
                                                                         13.87             12.57       1,618,863   2015
                                                                         13.59             13.87       1,850,267   2014
                                                                         12.23             13.59       2,162,124   2013
                                                                         11.13             12.23       2,500,257   2012
                                                                         11.14             11.13       2,779,975   2011
                                                                         10.13             11.14       3,337,905   2010
                                                                          7.66             10.13       3,692,445   2009
                                                                         11.17              7.66       4,233,300   2008
                                                                         11.03             11.17       3,920,264   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $11.68            $13.23             --    2016
                                                                        12.60             11.68             --    2015
                                                                        12.06             12.60             --    2014
                                                                         9.64             12.06             --    2013
                                                                         8.65              9.64             --    2012
                                                                         8.96              8.65        121,502    2011
                                                                         8.26              8.96        135,914    2010
                                                                         6.72              8.26        251,110    2009
                                                                        10.95              6.72        270,269    2008
                                                                        10.85             10.95             --    2007
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.77            $10.45             --    2016
                                                                        10.71              9.77             --    2015
                                                                        11.30             10.71             --    2014
                                                                         8.86             11.30             --    2013
                                                                         7.50              8.86             --    2012
                                                                         8.26              7.50             --    2011
                                                                         7.89              8.26             --    2010
                                                                         6.17              7.89             --    2009
                                                                        10.96              6.17             --    2008
                                                                        10.98             10.96             --    2007
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.19            $ 8.97         75,943    2016
                                                                         9.42              9.19        124,407    2015
                                                                         9.66              9.42        179,538    2014
                                                                         9.90              9.66         92,669    2013
                                                                        10.00              9.90         79,533    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $15.79            $16.07        176,974    2016
                                                                        16.12             15.79        200,907    2015
                                                                        15.26             16.12        223,432    2014
                                                                        13.06             15.26        262,450    2013
                                                                        11.81             13.06        258,595    2012
                                                                        11.94             11.81        264,957    2011
                                                                        11.32             11.94        297,616    2010
                                                                         9.24             11.32        300,305    2009
                                                                        11.29              9.24        228,043    2008
                                                                        10.49             11.29        157,206    2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $18.03            $17.93         34,741    2016
                                                                        16.51             18.03         39,445    2015
                                                                        15.60             16.51         52,356    2014
                                                                        12.22             15.60         67,786    2013
                                                                        10.11             12.22         79,881    2012
                                                                        11.14             10.11         68,648    2011
                                                                        10.72             11.14         72,926    2010
                                                                         7.53             10.72        233,149    2009
                                                                        13.86              7.53        291,347    2008
                                                                        10.40             13.86        159,718    2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.24            $16.97             --    2016
                                                                        18.02             17.24             --    2015
                                                                        15.38             18.02             --    2014
                                                                        10.70             15.38             --    2013
                                                                         9.26             10.70             --    2012
                                                                         9.29              9.26             --    2011
                                                                         7.64              9.29             --    2010
                                                                         5.83              7.64             --    2009
                                                                        10.07              5.83             --    2008
                                                                        10.28             10.07             --    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                $ 9.39            $10.36             --    2016
                                                                             9.91              9.39             --    2015
                                                                            10.00              9.91             --    2014
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $14.78            $15.61             --    2016
                                                                            15.15             14.78             --    2015
                                                                            14.03             15.15             --    2014
                                                                            10.92             14.03             --    2013
                                                                             9.42             10.92             --    2012
                                                                             9.89              9.42             --    2011
                                                                             9.15              9.89             --    2010
                                                                             7.41              9.15             --    2009
                                                                            11.38              7.41             --    2008
                                                                            10.60             11.38             --    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $12.77            $13.56        138,541    2016
                                                                            13.17             12.77        137,575    2015
                                                                            12.47             13.17        146,565    2014
                                                                            10.77             12.47        137,433    2013
                                                                             9.95             10.77        144,309    2012
                                                                            10.04              9.95        157,615    2011
                                                                             9.39             10.04        181,054    2010
                                                                             8.18              9.39        173,978    2009
                                                                            10.79              8.18        172,786    2008
                                                                            10.64             10.79        164,946    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $16.13            $17.50             --    2016
                                                                            19.40             16.13             --    2015
                                                                            17.68             19.40             --    2014
                                                                            15.07             17.68             --    2013
                                                                            13.65             15.07             --    2012
                                                                            13.14             13.65             --    2011
                                                                            11.86             13.14             --    2010
                                                                             9.15             11.86             --    2009
                                                                            15.09              9.15             --    2008
                                                                            12.13             15.09             --    2007
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.65            $ 9.97             --    2016
                                                                            10.00              9.65             --    2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $13.64            $12.98             --    2016
                                                                            13.54             13.64             --    2015
                                                                            12.05             13.54             --    2014
                                                                             9.55             12.05             --    2013
                                                                             8.60              9.55             --    2012
                                                                             8.94              8.60             --    2011
                                                                             8.40              8.94             --    2010
                                                                             5.97              8.40             --    2009
                                                                            11.26              5.97             --    2008
                                                                            10.14             11.26             --    2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.47            $ 9.70         82,493    2016
                                                                           9.66              9.47         83,333    2015
                                                                           9.16              9.66        103,354    2014
                                                                           8.33              9.16         79,801    2013
                                                                           7.61              8.33         94,799    2012
                                                                           7.78              7.61        100,196    2011
                                                                           7.07              7.78        117,011    2010
                                                                           5.96              7.07        124,895    2009
                                                                          10.84              5.96        112,872    2008
                                                                          10.74             10.84         93,011    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.36            $12.31             --    2016
                                                                          11.92             12.36             --    2015
                                                                          11.58             11.92             --    2014
                                                                           8.75             11.58             --    2013
                                                                           7.72              8.75             --    2012
                                                                           7.85              7.72             --    2011
                                                                           6.33              7.85             --    2010
                                                                           4.90              6.33             --    2009
                                                                           9.90              4.90             --    2008
                                                                           9.57              9.90             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.80            $12.47         50,047    2016
                                                                          12.66             12.80         74,163    2015
                                                                          12.72             12.66         89,856    2014
                                                                          10.26             12.72         83,128    2013
                                                                           8.70             10.26         95,079    2012
                                                                           9.75              8.70        119,603    2011
                                                                           8.64              9.75        124,759    2010
                                                                           6.35              8.64        143,347    2009
                                                                          10.92              6.35        174,090    2008
                                                                          10.55             10.92             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.05            $15.26        136,763    2016
                                                                          13.97             14.05        101,142    2015
                                                                          12.97             13.97        123,100    2014
                                                                          10.12             12.97        162,614    2013
                                                                           8.90             10.12        192,300    2012
                                                                           9.15              8.90        470,950    2011
                                                                           8.10              9.15        532,935    2010
                                                                           6.48              8.10        356,355    2009
                                                                          10.83              6.48        398,219    2008
                                                                          10.66             10.83             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $13.82            $15.87         39,504    2016
                                                                          15.09             13.82         68,288    2015
                                                                          13.85             15.09         76,850    2014
                                                                          10.10             13.85        152,627    2013
                                                                           8.80             10.10        194,867    2012
                                                                           9.24              8.80        237,187    2011
                                                                           7.70              9.24        262,956    2010
                                                                           5.76              7.70         54,379    2009
                                                                           9.53              5.76         65,587    2008
                                                                           9.91              9.53        137,127    2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.02            $12.14             --    2016
                                                                              12.44             11.02             --    2015
                                                                              12.70             12.44             --    2014
                                                                              13.00             12.70             --    2013
                                                                              11.61             13.00             --    2012
                                                                              11.68             11.61         62,468    2011
                                                                              10.59             11.68             --    2010
                                                                               8.94             10.59             --    2009
                                                                              10.90              8.94             --    2008
                                                                              10.33             10.90             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.51            $14.82         28,397    2016
                                                                              14.08             13.51         88,164    2015
                                                                              13.97             14.08         61,599    2014
                                                                              13.54             13.97         49,334    2013
                                                                              12.14             13.54         47,784    2012
                                                                              12.05             12.14         85,921    2011
                                                                              10.79             12.05        100,931    2010
                                                                               7.88             10.79         77,094    2009
                                                                              10.57              7.88         95,319    2008
                                                                              10.47             10.57             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.50            $16.21         26,047    2016
                                                                              17.16             16.50             --    2015
                                                                              14.18             17.16             --    2014
                                                                              16.70             14.18             73    2013
                                                                              16.40             16.70             64    2012
                                                                              13.15             16.40             67    2011
                                                                              12.08             13.15            100    2010
                                                                              12.95             12.08         67,316    2009
                                                                              11.31             12.95         55,517    2008
                                                                              10.57             11.31        156,845    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.23            $11.11         42,716    2016
                                                                              11.48             11.23        110,690    2015
                                                                              11.66             11.48        334,621    2014
                                                                              11.97             11.66        362,514    2013
                                                                              11.60             11.97        333,388    2012
                                                                              11.76             11.60        369,211    2011
                                                                              11.45             11.76        412,808    2010
                                                                              10.35             11.45        576,205    2009
                                                                              10.66             10.35        558,314    2008
                                                                              10.18             10.66        992,528    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.49            $13.51        217,966    2016
                                                                              13.76             13.49        263,626    2015
                                                                              13.53             13.76        171,079    2014
                                                                              14.15             13.53        231,557    2013
                                                                              13.24             14.15        209,301    2012
                                                                              13.09             13.24        265,711    2011
                                                                              12.42             13.09        310,937    2010
                                                                              11.16             12.42        165,856    2009
                                                                              10.92             11.16        161,429    2008
                                                                              10.29             10.92        161,942    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $14.65            $14.47             --    2016
                                                             14.18             14.65             --    2015
                                                             13.63             14.18             --    2014
                                                             10.80             13.63             77    2013
                                                             10.01             10.80             98    2012
                                                             10.74             10.01            110    2011
                                                             10.26             10.74            122    2010
                                                              6.68             10.26            131    2009
                                                             11.30              6.68            182    2008
                                                             10.52             11.30        153,997    2007
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $17.05            $16.41             --    2016
                                                             15.74             17.05             --    2015
                                                             14.72             15.74             --    2014
                                                             11.01             14.72             --    2013
                                                              9.75             11.01             --    2012
                                                             10.00              9.75             --    2011
                                                              9.20             10.00             --    2010
                                                              6.61              9.20             --    2009
                                                             10.86              6.61             --    2008
                                                              9.98             10.86             --    2007
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 5.81            $ 7.08         57,995    2016
                                                              8.38              5.81         40,306    2015
                                                             10.71              8.38         34,719    2014
                                                             10.00             10.71         32,675    2013
                                                             10.56             10.00         32,642    2012
                                                             13.42             10.56             26    2011
                                                             10.79             13.42             24    2010
                                                              6.27             10.79         38,904    2009
                                                             13.74              6.27         60,835    2008
                                                              9.54             13.74         32,897    2007
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $20.56            $21.26             --    2016
                                                             19.47             20.56             --    2015
                                                             17.00             19.47             --    2014
                                                             12.94             17.00             --    2013
                                                             11.36             12.94             --    2012
                                                             11.40             11.36             --    2011
                                                              9.86             11.40             --    2010
                                                              6.65              9.86             --    2009
                                                             11.74              6.65             --    2008
                                                             10.22             11.74             --    2007
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares           $14.22            $15.32             --    2016
                                                             15.27             14.22             --    2015
                                                             14.04             15.27             --    2014
                                                             10.81             14.04             --    2013
                                                              9.77             10.81             --    2012
                                                             10.18              9.77             --    2011
                                                              9.35             10.18             --    2010
                                                              7.65              9.35             --    2009
                                                             11.69              7.65             --    2008
                                                             10.89             11.69             --    2007
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.15            $11.20             --    2016
                                                                11.48             11.15             --    2015
                                                                11.19             11.48             --    2014
                                                                11.63             11.19             --    2013
                                                                11.28             11.63             --    2012
                                                                10.78             11.28             --    2011
                                                                10.28             10.78             --    2010
                                                                 9.77             10.28             --    2009
                                                                10.55              9.77             --    2008
                                                                10.32             10.55             --    2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.61            $16.60             --    2016
                                                                16.48             16.61             --    2015
                                                                14.81             16.48             --    2014
                                                                11.26             14.81             --    2013
                                                                 9.55             11.26             --    2012
                                                                 9.74              9.55             --    2011
                                                                 8.95              9.74             --    2010
                                                                 6.61              8.95             --    2009
                                                                10.70              6.61             --    2008
                                                                10.41             10.70             --    2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $16.81            $17.71         24,058    2016
                                                                16.48             16.81         28,693    2015
                                                                12.81             16.48         34,952    2014
                                                                12.80             12.81         80,555    2013
                                                                11.23             12.80         25,608    2012
                                                                10.48             11.23         31,585    2011
                                                                 8.33             10.48         39,336    2010
                                                                 6.29              8.33         50,065    2009
                                                                10.08              6.29         61,009    2008
                                                                12.14             10.08             --    2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $14.67            $15.97             --    2016
                                                                14.87             14.67             --    2015
                                                                13.46             14.87             --    2014
                                                                10.46             13.46             58    2013
                                                                 9.26             10.46             76    2012
                                                                 9.34              9.26             89    2011
                                                                 8.33              9.34          1,522    2010
                                                                 6.76              8.33          1,627    2009
                                                                11.08              6.76            135    2008
                                                                10.81             11.08        118,116    2007
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $13.58            $16.40             --    2016
                                                                14.52             13.58             --    2015
                                                                14.35             14.52             --    2014
                                                                10.75             14.35             --    2013
                                                                 9.61             10.75             --    2012
                                                                 9.56              9.61             --    2011
                                                                 7.68              9.56             --    2010
                                                                 6.02              7.68             --    2009
                                                                 9.89              6.02             --    2008
                                                                 9.90              9.89             --    2007
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $11.33            $11.73       2,857,708   2016
                                                       11.77             11.33       3,348,040   2015
                                                       11.49             11.77       4,006,404   2014
                                                       10.27             11.49       4,816,509   2013
                                                        9.38             10.27       5,557,408   2012
                                                        9.92              9.38       6,186,966   2011
                                                        9.30              9.92       6,897,895   2010
                                                        7.91              9.30       7,507,934   2009
                                                       11.48              7.91       7,987,133   2008
                                                       10.55             11.48       7,837,222   2007
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $14.34            $15.29              --   2016
                                                       15.04             14.34              --   2015
                                                       13.67             15.04              --   2014
                                                       10.47             13.67              --   2013
                                                        9.27             10.47              --   2012
                                                        9.78              9.27              --   2011
                                                        9.10              9.78              --   2010
                                                        7.08              9.10              --   2009
                                                       11.36              7.08              --   2008
                                                       10.78             11.36              --   2007
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.56            $18.20              --   2016
                                                       18.77             18.56              --   2015
                                                       18.53             18.77              --   2014
                                                       13.58             18.53              --   2013
                                                       11.56             13.58              --   2012
                                                       12.55             11.56              --   2011
                                                       10.00             12.55              --   2010
-----------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.32            $11.63         226,323   2016
                                                            11.37             11.32         277,105   2015
                                                            10.80             11.37         346,753   2014
                                                             9.45             10.80         362,313   2013
                                                             8.48              9.45         440,277   2012
                                                             8.90              8.48         478,535   2011
                                                             8.21              8.90         489,019   2010
                                                             6.71              8.21         470,751   2009
                                                             9.78              6.71         354,810   2008
                                                            10.00              9.78          13,360   2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $ 9.37            $ 9.13           6,509   2016
                                                             9.28              9.37           6,509   2015
                                                             9.01              9.28           7,236   2014
                                                             7.46              9.01          12,865   2013
                                                             6.70              7.46          14,801   2012
                                                             8.90              6.70          19,012   2011
                                                             7.63              8.90          18,513   2010
                                                             5.07              7.63          17,610   2009
                                                             9.82              5.07           7,931   2008
                                                            10.00              9.82              --   2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $12.66            $13.83           5,782   2016
                                                            12.70             12.66           7,732   2015
                                                            11.82             12.70           9,935   2014
                                                             8.93             11.82           8,473   2013
                                                             7.75              8.93           7,085   2012
                                                             7.44              7.75           7,542   2011
                                                             6.71              7.44          10,611   2010
                                                             5.67              6.71          11,667   2009
                                                             9.72              5.67           8,489   2008
                                                            10.00              9.72              --   2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.87            $ 5.73       2,095,576   2016
                                                             5.84              5.87       1,512,609   2015
                                                             6.35              5.84       1,375,179   2014
                                                             5.26              6.35       1,096,198   2013
                                                             4.69              5.26       2,120,824   2012
                                                             5.92              4.69       1,687,918   2011
                                                             5.77              5.92       1,492,437   2010
                                                             4.37              5.77       1,484,673   2009
                                                             9.52              4.37       1,222,081   2008
                                                            10.00              9.52          45,593   2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $15.01            $15.10              --   2016
                                                            13.78             15.01              --   2015
                                                            12.31             13.78              --   2014
                                                             9.14             12.31              --   2013
                                                             7.97              9.14              --   2012
                                                             8.42              7.97              --   2011
                                                             7.80              8.42              --   2010
                                                             5.79              7.80              --   2009
                                                             9.78              5.79              --   2008
                                                            10.00              9.78              --   2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $14.94            $15.60           5,854   2016
                                                                        15.43             14.94           6,158   2015
                                                                        16.03             15.43         283,178   2014
                                                                        11.22             16.03           8,134   2013
                                                                         9.95             11.22           8,111   2012
                                                                         9.71              9.95           8,326   2011
                                                                         7.23              9.71          11,172   2010
                                                                         5.21              7.23          13,674   2009
                                                                         9.75              5.21           6,772   2008
                                                                        10.00              9.75              --   2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.61            $14.69              61   2016
                                                                        14.15             14.61              66   2015
                                                                        13.28             14.15           2,885   2014
                                                                         9.64             13.28           3,292   2013
                                                                        10.00              9.64           4,683   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $12.77            $14.68         739,656   2016
                                                                        13.85             12.77          63,108   2015
                                                                        12.91             13.85          74,502   2014
                                                                         9.68             12.91          82,628   2013
                                                                         8.28              9.68          63,852   2012
                                                                         8.61              8.28          85,727   2011
                                                                         7.57              8.61          90,040   2010
                                                                         6.00              7.57          85,516   2009
                                                                         9.50              6.00          63,258   2008
                                                                        10.00              9.50          15,431   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $12.44            $13.48       1,130,068   2016
                                                                        13.42             12.44          11,086   2015
                                                                        12.63             13.42          11,080   2014
                                                                         9.94             12.63          13,127   2013
                                                                         8.88              9.94          16,272   2012
                                                                         9.04              8.88           9,923   2011
                                                                         8.39              9.04           6,524   2010
                                                                         6.65              8.39           5,745   2009
                                                                         9.69              6.65           5,701   2008
                                                                        10.00              9.69              --   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.21            $14.91         143,467   2016
                                                                        13.79             13.21         189,414   2015
                                                                        12.90             13.79         178,961   2014
                                                                        10.51             12.90         171,238   2013
                                                                         9.51             10.51         153,314   2012
                                                                         9.80              9.51         178,827   2011
                                                                         8.90              9.80         170,769   2010
                                                                         7.39              8.90         165,206   2009
                                                                         9.73              7.39         136,597   2008
                                                                        10.00              9.73              --   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $ 9.42            $ 9.20         523,091   2016
                                                                         9.84              9.42         974,113   2015
                                                                        10.01              9.84         668,454   2014
                                                                         8.57             10.01         719,501   2013
                                                                         7.57              8.57         811,281   2012
                                                                         8.28              7.57         661,849   2011
                                                                         7.48              8.28         657,525   2010
                                                                         5.64              7.48         982,624   2009
                                                                         9.64              5.64         773,649   2008
                                                                        10.00              9.64          19,498   2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $ 9.25            $10.72              --   2016
                                                                     10.53              9.25              --   2015
                                                                     10.07             10.53              --   2014
                                                                      7.69             10.07              --   2013
                                                                      6.65              7.69              --   2012
                                                                      7.00              6.65              --   2011
                                                                      6.66              7.00              --   2010
                                                                      4.58              6.66              --   2009
                                                                      9.70              4.58              --   2008
                                                                     10.00              9.70              --   2007
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.17            $11.46         584,964   2016
                                                                     11.65             11.17         207,294   2015
                                                                     11.47             11.65         921,273   2014
                                                                     12.75             11.47       1,029,467   2013
                                                                     12.08             12.75         976,133   2012
                                                                     11.00             12.08         953,392   2011
                                                                     10.65             11.00       1,132,496   2010
                                                                      9.83             10.65       1,842,000   2009
                                                                     10.16              9.83       1,086,864   2008
                                                                     10.00             10.16              --   2007
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $12.22            $14.15         620,545   2016
                                                                     13.25             12.22          12,221   2015
                                                                     12.30             13.25          16,285   2014
                                                                      9.09             12.30          26,240   2013
                                                                      8.12              9.09          19,155   2012
                                                                      8.50              8.12          42,403   2011
                                                                      7.69              8.50          37,592   2010
                                                                      5.97              7.69          35,449   2009
                                                                      9.63              5.97          10,890   2008
                                                                     10.00              9.63              --   2007
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $11.26            $11.49       4,787,460   2016
                                                                     11.57             11.26       5,332,125   2015
                                                                     11.54             11.57       6,110,765   2014
                                                                     10.26             11.54       6,827,143   2013
                                                                      9.49             10.26       8,222,122   2012
                                                                     10.02              9.49       9,154,831   2011
                                                                      9.29             10.02       9,634,041   2010
                                                                      7.82              9.29       9,029,525   2009
                                                                      9.90              7.82       6,989,354   2008
                                                                     10.00              9.90         207,606   2007
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $13.41            $14.18              --   2016
                                                                     13.31             13.41              --   2015
                                                                     11.88             13.31              --   2014
                                                                      9.05             11.88              --   2013
                                                                      8.02              9.05              --   2012
                                                                      7.97              8.02              --   2011
                                                                      7.05              7.97              --   2010
                                                                      5.66              7.05              --   2009
                                                                      9.74              5.66              --   2008
                                                                     10.00              9.74              --   2007
-------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $12.73            $15.45          2,051    2016
                                 13.90             12.73          6,582    2015
                                 13.46             13.90          6,935    2014
                                  9.63             13.46          6,986    2013
                                  8.65              9.63          4,719    2012
                                  9.04              8.65          6,077    2011
                                  7.16              9.04          6,086    2010
                                  5.69              7.16          9,044    2009
                                  9.68              5.69          6,711    2008
                                 10.00              9.68             --    2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.69         26,274    2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.43         37,800    2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $11.40            $12.21        287,266    2016
                                 11.72             11.40        380,829    2015
                                 11.85             11.72        765,774    2014
                                 11.61             11.85        803,695    2013
                                 11.01             11.61        592,405    2012
                                 10.92             11.01         42,583    2011
                                 10.18             10.92         40,088    2010
                                  7.17             10.18        513,191    2009
                                 10.02              7.17        401,504    2008
                                 10.00             10.02         10,735    2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $14.32            $16.12         10,151    2016
                                 14.97             14.32         26,237    2015
                                 14.87             14.97         27,764    2014
                                 14.17             14.87         29,522    2013
                                 12.62             14.17         29,104    2012
                                 12.23             12.62         56,570    2011
                                 10.88             12.23         61,258    2010
                                  7.26             10.88         59,827    2009
                                  9.99              7.26          8,617    2008
                                 10.00              9.99             --    2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $12.45            $12.66         19,565    2016
                                 11.93             12.45         21,717    2015
                                 11.09             11.93         25,404    2014
                                  8.08             11.09         28,138    2013
                                  7.02              8.08         36,576    2012
                                  8.26              7.02        920,300    2011
                                  7.14              8.26        859,389    2010
                                  5.62              7.14        561,590    2009
                                  9.85              5.62        428,629    2008
                                 10.00              9.85             --    2007
-------------------------------------------------------------------------------
Fidelity(R) Variable
 Insurance Products Fund
-------------------------------------------------------------------------------
 VIP Balanced Portfolio
   -- Service Class 2           $13.36            $14.05        515,746    2016
                                 13.55             13.36        565,895    2015
                                 12.53             13.55        619,880    2014
                                 10.68             12.53        667,499    2013
                                  9.46             10.68        731,656    2012
                                 10.01              9.46        716,158    2011
                                  8.65             10.01        642,265    2010
                                  6.36              8.65        700,069    2009
                                  9.83              6.36        441,811    2008
                                 10.00              9.83         16,011    2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $12.85            $13.61         574,878   2016
                                                                         13.02             12.85       1,975,252   2015
                                                                         11.86             13.02       2,223,353   2014
                                                                          9.22             11.86       2,696,573   2013
                                                                          8.07              9.22       3,308,940   2012
                                                                          8.45              8.07         299,245   2011
                                                                          7.35              8.45         300,641   2010
                                                                          5.52              7.35         331,324   2009
                                                                          9.80              5.52         226,966   2008
                                                                         10.00              9.80          16,484   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.08            $14.21              --   2016
                                                                         14.18             14.08              --   2015
                                                                         13.04             14.18              --   2014
                                                                          9.59             13.04           1,074   2013
                                                                          7.98              9.59           1,272   2012
                                                                          8.35              7.98           1,341   2011
                                                                          7.20              8.35           1,364   2010
                                                                          5.39              7.20              --   2009
                                                                          9.36              5.39              --   2008
                                                                         10.00              9.36              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.22            $12.99         136,146   2016
                                                                         11.92             11.22       1,001,999   2015
                                                                         11.18             11.92       1,072,506   2014
                                                                          8.90             11.18       1,418,979   2013
                                                                          7.73              8.90       1,645,222   2012
                                                                          7.82              7.73          83,718   2011
                                                                          6.92              7.82          74,212   2010
                                                                          5.42              6.92          59,924   2009
                                                                          9.64              5.42          46,505   2008
                                                                         10.00              9.64          13,632   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $12.30            $14.00          60,681   2016
                                                                         12.84             12.30          68,584   2015
                                                                         11.85             12.84          81,352   2014
                                                                          9.05             11.85          99,238   2013
                                                                          7.78              9.05          25,875   2012
                                                                          7.81              7.78          59,456   2011
                                                                          6.94              7.81          52,008   2010
                                                                          5.56              6.94          46,742   2009
                                                                          9.73              5.56           3,093   2008
                                                                         10.00              9.73              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.49            $16.22          14,750   2016
                                                                         15.93             16.49         528,955   2015
                                                                         14.47             15.93         243,250   2014
                                                                         10.71             14.47         288,728   2013
                                                                         10.00             10.71         371,550   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $13.06            $12.91           9,469   2016
                                                                         12.43             13.06          10,151   2015
                                                                         11.39             12.43          11,211   2014
                                                                          8.52             11.39          13,035   2013
                                                                          7.58              8.52           3,847   2012
                                                                          7.71              7.58           4,232   2011
                                                                          6.33              7.71           4,544   2010
                                                                          5.03              6.33           6,477   2009
                                                                          9.72              5.03           6,985   2008
                                                                         10.00              9.72              --   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.22            $12.55       1,973,922   2016
                                                                         12.54             12.22       1,917,027   2015
                                                                         12.08             12.54       1,287,543   2014
                                                                         12.55             12.08       1,637,853   2013
                                                                         12.09             12.55       1,864,968   2012
                                                                         11.49             12.09         166,082   2011
                                                                         10.86             11.49         183,371   2010
                                                                          9.57             10.86         170,347   2009
                                                                         10.09              9.57         108,358   2008
                                                                         10.00             10.09          10,720   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $13.39            $14.73         631,807   2016
                                                                         13.85             13.39         548,549   2015
                                                                         13.29             13.85       1,070,934   2014
                                                                          9.95             13.29       1,025,671   2013
                                                                          8.83              9.95       1,324,584   2012
                                                                         10.08              8.83          57,324   2011
                                                                          7.98             10.08          51,325   2010
                                                                          5.81              7.98          61,387   2009
                                                                          9.78              5.81          37,059   2008
                                                                         10.00              9.78           5,639   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $12.58            $13.51             156   2016
                                                                         13.22             12.58             162   2015
                                                                         12.62             13.22             160   2014
                                                                          9.86             12.62             162   2013
                                                                          7.90              9.86             177   2012
                                                                          8.83              7.90              --   2011
                                                                          7.11              8.83              --   2010
                                                                          4.60              7.11              --   2009
                                                                          9.61              4.60              --   2008
                                                                         10.00              9.61              --   2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.59            $11.78         894,779   2016
                                                                         11.49             10.59       1,084,184   2015
                                                                         11.36             11.49       1,207,646   2014
                                                                          9.34             11.36       1,412,008   2013
                                                                          8.24              9.34       1,699,078   2012
                                                                          8.51              8.24       1,968,811   2011
                                                                          7.85              8.51       2,140,575   2010
                                                                          6.13              7.85       2,332,161   2009
                                                                          9.73              6.13       2,471,168   2008
                                                                         10.00              9.73         160,352   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $11.81            $13.24       2,001,747   2016
                                                                         12.93             11.81       2,347,493   2015
                                                                         12.57             12.93       2,677,827   2014
                                                                         11.22             12.57       2,983,901   2013
                                                                         10.14             11.22       3,541,547   2012
                                                                         10.07             10.14       4,059,428   2011
                                                                          9.09             10.07       4,629,096   2010
                                                                          6.82              9.09       4,967,317   2009
                                                                          9.86              6.82       5,724,172   2008
                                                                         10.00              9.86         141,191   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $10.99            $12.54          34,341   2016
                                                                        11.76             10.99          34,976   2015
                                                                        11.17             11.76          38,873   2014
                                                                         8.86             11.17          59,378   2013
                                                                         7.89              8.86          85,253   2012
                                                                         8.11              7.89         900,096   2011
                                                                         7.42              8.11         934,204   2010
                                                                         5.99              7.42       1,357,689   2009
                                                                         9.68              5.99         974,921   2008
                                                                        10.00              9.68              --   2007
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.14            $ 9.85          40,196   2016
                                                                         9.94              9.14          46,973   2015
                                                                        10.41              9.94          48,116   2014
                                                                         8.09             10.41          49,114   2013
                                                                         6.80              8.09          56,543   2012
                                                                         7.44              6.80          68,259   2011
                                                                         7.04              7.44          65,637   2010
                                                                         5.47              7.04          62,077   2009
                                                                         9.64              5.47          44,056   2008
                                                                        10.00              9.64              --   2007
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.43            $ 9.28         147,455   2016
                                                                         9.60              9.43         220,602   2015
                                                                         9.76              9.60         180,108   2014
                                                                         9.93              9.76         210,748   2013
                                                                        10.00              9.93         210,357   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $14.63            $15.01         574,843   2016
                                                                        14.83             14.63         615,650   2015
                                                                        13.93             14.83         687,764   2014
                                                                        11.83             13.93         783,070   2013
                                                                        10.62             11.83         930,209   2012
                                                                        10.66             10.62       1,015,601   2011
                                                                        10.03             10.66       1,044,874   2010
                                                                         8.12             10.03         957,938   2009
                                                                         9.84              8.12         456,377   2008
                                                                        10.00              9.84          16,869   2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $13.73            $13.76         359,719   2016
                                                                        12.48             13.73         383,609   2015
                                                                        11.70             12.48         483,305   2014
                                                                         9.10             11.70         559,503   2013
                                                                         7.47              9.10         702,869   2012
                                                                         8.17              7.47         716,444   2011
                                                                         7.80              8.17         717,496   2010
                                                                         5.44              7.80       1,677,193   2009
                                                                         9.93              5.44       1,441,408   2008
                                                                        10.00              9.93          15,931   2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.67            $17.54           3,370   2016
                                                                        18.34             17.67           3,546   2015
                                                                        15.53             18.34           3,626   2014
                                                                        10.72             15.53           3,033   2013
                                                                         9.21             10.72           5,152   2012
                                                                         9.17              9.21           7,219   2011
                                                                         7.48              9.17           8,001   2010
                                                                         5.67              7.48          14,107   2009
                                                                         9.71              5.67          15,306   2008
                                                                        10.00              9.71              --   2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                $ 9.47            $10.52             --    2016
                                                                             9.92              9.47             --    2015
                                                                            10.00              9.92             --    2014
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $13.45            $14.32             --    2016
                                                                            13.68             13.45             --    2015
                                                                            12.57             13.68             --    2014
                                                                             9.71             12.57             --    2013
                                                                             8.31              9.71             --    2012
                                                                             8.67              8.31             --    2011
                                                                             7.95              8.67             --    2010
                                                                             6.39              7.95             --    2009
                                                                             9.74              6.39             --    2008
                                                                            10.00              9.74             --    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $12.39            $13.25        349,041    2016
                                                                            12.68             12.39        281,830    2015
                                                                            11.91             12.68        360,292    2014
                                                                            10.21             11.91        447,134    2013
                                                                             9.36             10.21        498,715    2012
                                                                             9.37              9.36        415,482    2011
                                                                             8.70              9.37        456,089    2010
                                                                             7.52              8.70        446,053    2009
                                                                             9.84              7.52        298,369    2008
                                                                            10.00              9.84          2,490    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $11.17            $12.22         11,740    2016
                                                                            13.33             11.17         17,466    2015
                                                                            12.06             13.33         16,827    2014
                                                                            10.21             12.06         26,838    2013
                                                                             9.17             10.21         41,693    2012
                                                                             8.76              9.17         55,554    2011
                                                                             7.85              8.76         61,096    2010
                                                                             6.01              7.85         57,224    2009
                                                                             9.83              6.01         41,581    2008
                                                                            10.00              9.83             --    2007
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.71            $10.10             --    2016
                                                                            10.00              9.71             --    2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $12.49            $11.98         21,976    2016
                                                                            12.31             12.49         40,820    2015
                                                                            10.87             12.31         46,822    2014
                                                                             8.55             10.87         54,533    2013
                                                                             7.64              8.55         60,182    2012
                                                                             7.88              7.64         79,756    2011
                                                                             7.34              7.88         81,262    2010
                                                                             5.18              7.34         71,727    2009
                                                                             9.70              5.18         19,541    2008
                                                                            10.00              9.70             --    2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.13            $ 9.43         304,426   2016
                                                                           9.24              9.13         274,150   2015
                                                                           8.70              9.24         226,760   2014
                                                                           7.85              8.70         226,962   2013
                                                                           7.12              7.85         266,745   2012
                                                                           7.22              7.12         232,169   2011
                                                                           6.51              7.22         240,256   2010
                                                                           5.45              6.51         223,322   2009
                                                                           9.83              5.45         184,530   2008
                                                                          10.00              9.83             393   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.78            $12.83              --   2016
                                                                          12.23             12.78              --   2015
                                                                          11.79             12.23              --   2014
                                                                           8.84             11.79              --   2013
                                                                           7.74              8.84              --   2012
                                                                           7.81              7.74              --   2011
                                                                           6.25              7.81              --   2010
                                                                           4.81              6.25              --   2009
                                                                           9.63              4.81              --   2008
                                                                          10.00              9.63              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.08            $11.86         575,564   2016
                                                                          11.86             12.08         754,064   2015
                                                                          11.82             11.86         872,669   2014
                                                                           9.47             11.82         728,806   2013
                                                                           7.96              9.47         761,455   2012
                                                                           8.86              7.96         975,350   2011
                                                                           7.79              8.86         959,662   2010
                                                                           5.68              7.79         908,507   2009
                                                                           9.69              5.68         755,172   2008
                                                                          10.00              9.69              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.36            $14.61       1,160,353   2016
                                                                          13.18             13.36         897,524   2015
                                                                          12.14             13.18       1,039,036   2014
                                                                           9.40             12.14       1,205,483   2013
                                                                           8.20              9.40       1,452,802   2012
                                                                           8.37              8.20       3,054,378   2011
                                                                           7.35              8.37       3,283,032   2010
                                                                           5.84              7.35       1,993,894   2009
                                                                           9.68              5.84       1,530,242   2008
                                                                          10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $14.85            $17.18         341,588   2016
                                                                          16.09             14.85         483,176   2015
                                                                          14.66             16.09         519,700   2014
                                                                          10.60             14.66         908,745   2013
                                                                           9.17             10.60       1,191,064   2012
                                                                           9.55              9.17       1,389,903   2011
                                                                           7.90              9.55       1,461,939   2010
                                                                           5.87              7.90         354,302   2009
                                                                           9.63              5.87         293,732   2008
                                                                          10.00              9.63           9,637   2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.74            $11.92          26,679   2016
                                                                              12.03             10.74          29,246   2015
                                                                              12.18             12.03          28,958   2014
                                                                              12.38             12.18          36,082   2013
                                                                              10.97             12.38          45,923   2012
                                                                              10.95             10.97          24,763   2011
                                                                               9.85             10.95          29,908   2010
                                                                               8.26              9.85          25,554   2009
                                                                               9.99              8.26          17,184   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.63            $15.06         261,529   2016
                                                                              14.09             13.63         719,012   2015
                                                                              13.87             14.09         486,579   2014
                                                                              13.35             13.87         377,188   2013
                                                                              11.88             13.35         402,155   2012
                                                                              11.70             11.88         588,856   2011
                                                                              10.39             11.70         640,324   2010
                                                                               7.54             10.39         484,636   2009
                                                                              10.03              7.54         375,666   2008
                                                                              10.00             10.03              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.87            $15.70         238,572   2016
                                                                              16.37             15.87          25,655   2015
                                                                              13.43             16.37          35,172   2014
                                                                              15.69             13.43          49,182   2013
                                                                              15.29             15.69          57,098   2012
                                                                              12.16             15.29          65,980   2011
                                                                              11.09             12.16          83,851   2010
                                                                              11.80             11.09         506,760   2009
                                                                              10.23             11.80         304,053   2008
                                                                              10.00             10.23          10,675   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.28            $11.24         593,765   2016
                                                                              11.44             11.28       1,046,783   2015
                                                                              11.53             11.44       2,604,448   2014
                                                                              11.75             11.53       2,686,796   2013
                                                                              11.29             11.75       2,780,932   2012
                                                                              11.36             11.29       3,197,349   2011
                                                                              10.98             11.36       3,288,818   2010
                                                                               9.85             10.98       3,864,602   2009
                                                                              10.07              9.85       2,380,128   2008
                                                                              10.00             10.07          64,344   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.30            $13.42       2,195,671   2016
                                                                              13.47             13.30       2,429,778   2015
                                                                              13.14             13.47       1,801,415   2014
                                                                              13.63             13.14       2,230,849   2013
                                                                              12.65             13.63       2,273,898   2012
                                                                              12.42             12.65       2,610,198   2011
                                                                              11.69             12.42       2,751,432   2010
                                                                              10.43             11.69       1,908,991   2009
                                                                              10.12             10.43         967,953   2008
                                                                              10.00             10.12          10,708   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $13.29            $13.23         13,851    2016
                                                             12.77             13.29         14,821    2015
                                                             12.18             12.77         16,789    2014
                                                              9.58             12.18         19,181    2013
                                                              8.81              9.58         23,441    2012
                                                              9.38              8.81         26,270    2011
                                                              8.89              9.38         26,372    2010
                                                              5.75              8.89         37,141    2009
                                                              9.65              5.75         40,545    2008
                                                             10.00              9.65         12,526    2007
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $16.31            $15.82            177    2016
                                                             14.94             16.31            176    2015
                                                             13.87             14.94            196    2014
                                                             10.29             13.87            231    2013
                                                              9.05             10.29            272    2012
                                                              9.21              9.05            280    2011
                                                              8.41              9.21            279    2010
                                                              6.00              8.41          1,534    2009
                                                              9.77              6.00          1,589    2008
                                                             10.00              9.77             --    2007
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 4.56            $ 5.59        718,215    2016
                                                              6.52              4.56        585,613    2015
                                                              8.27              6.52        492,029    2014
                                                              7.66              8.27        413,832    2013
                                                              8.03              7.66        417,285    2012
                                                             10.13              8.03        233,392    2011
                                                              8.08             10.13        209,651    2010
                                                              4.66              8.08        364,069    2009
                                                             10.13              4.66        372,216    2008
                                                             10.00             10.13          3,635    2007
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $18.15            $18.90             --    2016
                                                             17.05             18.15             --    2015
                                                             14.77             17.05             --    2014
                                                             11.16             14.77             --    2013
                                                              9.73             11.16             --    2012
                                                              9.68              9.73             --    2011
                                                              8.31              9.68             --    2010
                                                              5.56              8.31             --    2009
                                                              9.74              5.56             --    2008
                                                             10.00              9.74             --    2007
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares           $12.69            $13.78          9,255    2016
                                                             13.53             12.69         10,132    2015
                                                             12.34             13.53         13,669    2014
                                                              9.43             12.34         16,875    2013
                                                              8.46              9.43         16,707    2012
                                                              8.75              8.46         12,265    2011
                                                              7.98              8.75         12,245    2010
                                                              6.47              7.98         12,190    2009
                                                              9.82              6.47          9,882    2008
                                                             10.00              9.82             --    2007
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.36            $11.50         16,913    2016
                                                                11.61             11.36         17,198    2015
                                                                11.23             11.61         19,884    2014
                                                                11.58             11.23         21,728    2013
                                                                11.15             11.58         27,265    2012
                                                                10.58             11.15         41,666    2011
                                                                10.00             10.58         54,322    2010
                                                                 9.43             10.00         49,735    2009
                                                                10.11              9.43         50,216    2008
                                                                10.00             10.11             --    2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.16            $16.28             --    2016
                                                                15.92             16.16             --    2015
                                                                14.20             15.92             --    2014
                                                                10.71             14.20             --    2013
                                                                 9.01             10.71             --    2012
                                                                 9.12              9.01             --    2011
                                                                 8.32              9.12             --    2010
                                                                 6.10              8.32             --    2009
                                                                 9.79              6.10             --    2008
                                                                10.00              9.79             --    2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $15.97            $16.95        202,444    2016
                                                                15.53             15.97        247,459    2015
                                                                11.98             15.53        289,766    2014
                                                                11.88             11.98        592,198    2013
                                                                10.35             11.88        217,493    2012
                                                                 9.58             10.35        225,894    2011
                                                                 7.56              9.58        262,716    2010
                                                                 5.66              7.56        350,456    2009
                                                                 9.01              5.66        294,478    2008
                                                                10.00              9.01             --    2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $13.63            $14.96         10,135    2016
                                                                13.72             13.63         11,733    2015
                                                                12.32             13.72         15,032    2014
                                                                 9.50             12.32         15,916    2013
                                                                 8.35              9.50         19,074    2012
                                                                 8.35              8.35         31,449    2011
                                                                 7.40              8.35         35,885    2010
                                                                 5.96              7.40         54,158    2009
                                                                 9.69              5.96         76,196    2008
                                                                10.00              9.69         10,683    2007
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $14.05            $17.10          4,580    2016
                                                                14.91             14.05          6,373    2015
                                                                14.62             14.91          6,799    2014
                                                                10.86             14.62          8,445    2013
                                                                 9.65             10.86         11,904    2012
                                                                 9.51              9.65         14,326    2011
                                                                 7.59              9.51         15,376    2010
                                                                 5.90              7.59         17,712    2009
                                                                 9.62              5.90          9,618    2008
                                                                10.00              9.62             --    2007
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $10.30            $10.74       5,958,009   2016
                                                       10.62             10.30       6,652,076   2015
                                                       10.28             10.62       7,797,425   2014
                                                        9.13             10.28       9,241,138   2013
                                                        8.27              9.13      11,039,672   2012
                                                        8.68              8.27      12,825,950   2011
                                                        8.08              8.68      13,588,856   2010
                                                        6.81              8.08      14,219,456   2009
                                                        9.81              6.81      12,984,192   2008
                                                       10.00              9.81         413,441   2007
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $13.11            $14.09           7,034   2016
                                                       13.66             13.11           7,466   2015
                                                       12.32             13.66           5,630   2014
                                                        9.36             12.32           4,425   2013
                                                        8.22              9.36          10,085   2012
                                                        8.61              8.22          10,294   2011
                                                        7.95              8.61          10,326   2010
                                                        6.14              7.95          10,565   2009
                                                        9.77              6.14           1,757   2008
                                                       10.00              9.77              --   2007
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.35            $19.12             768   2016
                                                       19.43             19.35             736   2015
                                                       19.03             19.43             746   2014
                                                       13.84             19.03             745   2013
                                                       11.69             13.84             251   2012
                                                       12.59             11.69             262   2011
                                                       10.00             12.59             260   2010
-----------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.21            $11.44         21,715    2016
                                                            11.32             11.21         24,748    2015
                                                            10.82             11.32         26,620    2014
                                                             9.53             10.82         22,618    2013
                                                             8.60              9.53         26,247    2012
                                                             9.08              8.60         26,263    2011
                                                             8.43              9.08         28,254    2010
                                                             6.93              8.43         36,603    2009
                                                            10.16              6.93         36,361    2008
                                                            10.00             10.16         39,122    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $11.98            $11.60             --    2016
                                                            11.95             11.98             --    2015
                                                            11.67             11.95             --    2014
                                                             9.71             11.67             --    2013
                                                             8.78              9.71             --    2012
                                                            11.73              8.78             --    2011
                                                            10.13             11.73             --    2010
                                                             6.77             10.13             --    2009
                                                            13.19              6.77             --    2008
                                                            11.26             13.19             --    2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.23            $16.53          4,051    2016
                                                            15.37             15.23          5,684    2015
                                                            14.40             15.37          7,018    2014
                                                            10.95             14.40          8,367    2013
                                                             9.56             10.95         10,497    2012
                                                             9.22              9.56         13,595    2011
                                                             8.37              9.22         20,882    2010
                                                             7.12              8.37         32,379    2009
                                                            12.28              7.12         34,402    2008
                                                            11.99             12.28         30,210    2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.52            $ 8.26        264,350    2016
                                                             8.52              8.52        222,783    2015
                                                             9.32              8.52        214,247    2014
                                                             7.77              9.32        180,299    2013
                                                             6.97              7.77        331,208    2012
                                                             8.85              6.97        310,135    2011
                                                             8.69              8.85        320,160    2010
                                                             6.62              8.69        337,941    2009
                                                            14.50              6.62        397,249    2008
                                                            14.06             14.50        770,041    2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $17.20            $17.20          4,574    2016
                                                            15.88             17.20          4,915    2015
                                                            14.28             15.88          6,476    2014
                                                            10.67             14.28          7,795    2013
                                                             9.36             10.67          9,957    2012
                                                             9.95              9.36         11,415    2011
                                                             9.27              9.95         13,490    2010
                                                             6.92              9.27         16,061    2009
                                                            11.77              6.92         18,976    2008
                                                            10.61             11.77         18,083    2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.23            $15.81             --    2016
                                                                        15.83             15.23             --    2015
                                                                        16.55             15.83         47,634    2014
                                                                        11.65             16.55             --    2013
                                                                        10.40             11.65             --    2012
                                                                        10.21             10.40             --    2011
                                                                         7.65             10.21          4,876    2010
                                                                         5.54              7.65             --    2009
                                                                        10.44              5.54             --    2008
                                                                         9.40             10.44             --    2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.28            $14.27             --    2016
                                                                        13.92             14.28             --    2015
                                                                        13.14             13.92             --    2014
                                                                         9.60             13.14             --    2013
                                                                        10.00              9.60             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $16.92            $16.87             --    2016
                                                                        16.54             16.92             --    2015
                                                                        15.65             16.54             --    2014
                                                                        11.46             15.65             --    2013
                                                                        10.34             11.46             --    2012
                                                                        11.31             10.34             --    2011
                                                                         9.68             11.31             --    2010
                                                                         5.98              9.68             --    2009
                                                                        12.03              5.98             --    2008
                                                                        10.56             12.03             --    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.58            $16.67        110,323    2016
                                                                        15.91             14.58         15,068    2015
                                                                        14.93             15.91         18,072    2014
                                                                        11.26             14.93         21,848    2013
                                                                         9.69             11.26         30,900    2012
                                                                        10.13              9.69         37,927    2011
                                                                         8.97             10.13         49,157    2010
                                                                         7.15              8.97         80,370    2009
                                                                        11.39              7.15         84,003    2008
                                                                        11.94             11.39        399,298    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.87            $14.94        169,278    2016
                                                                        15.06             13.87            304    2015
                                                                        14.26             15.06            319    2014
                                                                        11.29             14.26            353    2013
                                                                        10.15             11.29            401    2012
                                                                        10.39             10.15            474    2011
                                                                         9.71             10.39            482    2010
                                                                         7.75              9.71            935    2009
                                                                        11.35              7.75            964    2008
                                                                        10.75             11.35          1,467    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $12.54            $14.07         79,989    2016
                                                                        13.18             12.54         74,806    2015
                                                                        12.40             13.18         69,275    2014
                                                                        10.16             12.40         74,886    2013
                                                                         9.26             10.16         48,648    2012
                                                                         9.60              9.26         61,319    2011
                                                                         8.77              9.60         57,811    2010
                                                                         7.33              8.77         41,813    2009
                                                                         9.70              7.33         34,399    2008
                                                                        10.00              9.70         55,188    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $13.93            $13.51          50,719   2016
                                                                      14.64             13.93         123,689   2015
                                                                      14.97             14.64          88,001   2014
                                                                      12.91             14.97          97,171   2013
                                                                      11.46             12.91         116,464   2012
                                                                      12.61             11.46          97,271   2011
                                                                      11.46             12.61         112,015   2010
                                                                       8.70             11.46         181,736   2009
                                                                      14.97              8.70         215,885   2008
                                                                      13.39             14.97         330,561   2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $10.42            $12.00           4,918   2016
                                                                      11.93             10.42           6,225   2015
                                                                      11.48             11.93           6,353   2014
                                                                       8.82             11.48           7,137   2013
                                                                       7.67              8.82           8,599   2012
                                                                       8.13              7.67          12,429   2011
                                                                       7.78              8.13          15,013   2010
                                                                       5.39              7.78          18,882   2009
                                                                      11.47              5.39          27,386   2008
                                                                      11.58             11.47          19,955   2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.11            $11.33         121,172   2016
                                                                      11.66             11.11          56,038   2015
                                                                      11.55             11.66         187,329   2014
                                                                      12.92             11.55         214,059   2013
                                                                      12.32             12.92         201,500   2012
                                                                      11.28             12.32         213,113   2011
                                                                      10.99             11.28         279,012   2010
                                                                      10.20             10.99         429,178   2009
                                                                      10.61             10.20         391,678   2008
                                                                       9.92             10.61          24,689   2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $14.91            $17.15          83,437   2016
                                                                      16.26             14.91           6,484   2015
                                                                      15.18             16.26           7,728   2014
                                                                      11.29             15.18           8,703   2013
                                                                      10.15             11.29          11,399   2012
                                                                      10.69             10.15          12,539   2011
                                                                       9.73             10.69          17,281   2010
                                                                       7.61              9.73          21,743   2009
                                                                      12.34              7.61          24,094   2008
                                                                      12.44             12.34          25,701   2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $14.55            $14.76       1,170,307   2016
                                                                      15.04             14.55       1,368,311   2015
                                                                      15.10             15.04       1,564,219   2014
                                                                      13.51             15.10       1,798,626   2013
                                                                      12.58             13.51       2,139,446   2012
                                                                      13.36             12.58       2,380,846   2011
                                                                      12.46             13.36       2,794,429   2010
                                                                      10.54             12.46       2,978,409   2009
                                                                      13.44             10.54       2,751,327   2008
                                                                      11.78             13.44       3,003,442   2007
--------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares             $15.69            $16.49             --    2016
                                 15.67             15.69             --    2015
                                 14.07             15.67             --    2014
                                 10.78             14.07             --    2013
                                  9.61             10.78             --    2012
                                  9.62              9.61             --    2011
                                  8.55              9.62             --    2010
                                  6.91              8.55             --    2009
                                 11.97              6.91             --    2008
                                 11.34             11.97             --    2007
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $14.02            $16.90          1,670    2016
                                 15.39             14.02          2,858    2015
                                 15.00             15.39          4,742    2014
                                 10.80             15.00          5,604    2013
                                  9.76             10.80          7,803    2012
                                 10.26              9.76          9,109    2011
                                  8.18             10.26         12,865    2010
                                  6.54              8.18         20,506    2009
                                 11.20              6.54         21,959    2008
                                 11.59             11.20         19,179    2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.65         12,531    2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.39          8,912    2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $11.13            $11.85         48,081    2016
                                 11.51             11.13         57,849    2015
                                 11.71             11.51        130,358    2014
                                 11.54             11.71        137,798    2013
                                 11.01             11.54        108,661    2012
                                 10.99             11.01          1,141    2011
                                 10.30             10.99          3,678    2010
                                  7.31             10.30        108,347    2009
                                 10.27              7.31        133,855    2008
                                 10.34             10.27        285,237    2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $15.02            $16.80          1,397    2016
                                 15.80             15.02          1,868    2015
                                 15.79             15.80          1,984    2014
                                 15.14             15.79          2,289    2013
                                 13.56             15.14          2,955    2012
                                 13.23             13.56          3,509    2011
                                 11.84             13.23          7,278    2010
                                  7.94             11.84          5,280    2009
                                 11.00              7.94          7,026    2008
                                 10.92             11.00          7,982    2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $16.85            $17.03            788    2016
                                 16.25             16.85          1,290    2015
                                 15.20             16.25          1,395    2014
                                 11.14             15.20          3,496    2013
                                  9.74             11.14          4,692    2012
                                 11.53              9.74        137,881    2011
                                 10.02             11.53        145,675    2010
                                  7.94             10.02        109,622    2009
                                 14.00              7.94        126,060    2008
                                 11.88             14.00             --    2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $13.96            $14.03         39,321    2016
                                                                         14.30             13.96         48,913    2015
                                                                         13.87             14.30         54,053    2014
                                                                         12.31             13.87         59,404    2013
                                                                         11.22             12.31         86,238    2012
                                                                         11.82             11.22         89,723    2011
                                                                         10.62             11.82         97,925    2010
                                                                          8.44             10.62        140,575    2009
                                                                         12.15              8.44        165,922    2008
                                                                         10.80             12.15        167,900    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.26            $14.91        258,254    2016
                                                                         14.55             14.26        285,246    2015
                                                                         13.53             14.55        293,786    2014
                                                                         11.61             13.53        348,772    2013
                                                                         10.35             11.61        395,155    2012
                                                                         11.02             10.35        451,446    2011
                                                                          9.58             11.02        493,835    2010
                                                                          7.09              9.58        564,941    2009
                                                                         11.01              7.09        627,021    2008
                                                                         10.37             11.01        652,722    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.64            $17.52         51,496    2016
                                                                         16.96             16.64        234,665    2015
                                                                         15.55             16.96        270,399    2014
                                                                         12.15             15.55        356,852    2013
                                                                         10.71             12.15        462,386    2012
                                                                         11.28             10.71            557    2011
                                                                          9.87             11.28          1,309    2010
                                                                          7.46              9.87          3,917    2009
                                                                         13.32              7.46          4,245    2008
                                                                         11.62             13.32        275,336    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.02            $18.07             --    2016
                                                                         18.26             18.02             --    2015
                                                                         16.88             18.26             --    2014
                                                                         12.50             16.88             --    2013
                                                                         10.47             12.50             --    2012
                                                                         11.02             10.47             --    2011
                                                                          9.56             11.02             --    2010
                                                                          7.20              9.56             --    2009
                                                                         12.57              7.20             --    2008
                                                                         12.06             12.57             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.51            $15.53          5,160    2016
                                                                         14.44             13.51        128,038    2015
                                                                         13.62             14.44        139,608    2014
                                                                         10.91             13.62        195,100    2013
                                                                          9.54             10.91        248,832    2012
                                                                          9.70              9.54         19,374    2011
                                                                          8.64              9.70         23,199    2010
                                                                          6.81              8.64         30,188    2009
                                                                         12.18              6.81         33,188    2008
                                                                         12.32             12.18        275,764    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.30            $17.32             --    2016
                                                                  16.07             15.30             --    2015
                                                                  14.92             16.07             --    2014
                                                                  11.46             14.92             --    2013
                                                                   9.92             11.46             --    2012
                                                                  10.02              9.92             --    2011
                                                                   8.95             10.02             --    2010
                                                                   7.22              8.95             --    2009
                                                                  12.71              7.22             --    2008
                                                                  11.63             12.71             --    2007
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.10            $15.74          1,441    2016
                                                                  15.64             16.10        100,862    2015
                                                                  14.30             15.64         48,629    2014
                                                                  10.64             14.30         58,886    2013
                                                                  10.00             10.64         80,020    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $17.34            $17.04          2,055    2016
                                                                  16.60             17.34          5,450    2015
                                                                  15.31             16.60          6,333    2014
                                                                  11.52             15.31          8,305    2013
                                                                  10.31             11.52         10,585    2012
                                                                  10.55             10.31         11,472    2011
                                                                   8.72             10.55         12,948    2010
                                                                   6.98              8.72         19,276    2009
                                                                  13.55              6.98         21,580    2008
                                                                  10.95             13.55         18,056    2007
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.60            $11.84        356,228    2016
                                                                  11.97             11.60        351,402    2015
                                                                  11.60             11.97        241,221    2014
                                                                  12.13             11.60        309,520    2013
                                                                  11.76             12.13        342,748    2012
                                                                  11.24             11.76         22,551    2011
                                                                  10.70             11.24          3,427    2010
                                                                   9.48             10.70          6,897    2009
                                                                  10.05              9.48          2,073    2008
                                                                  10.00             10.05        292,414    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $17.19            $18.80         81,719    2016
                                                                  17.89             17.19         83,076    2015
                                                                  17.27             17.89        158,839    2014
                                                                  13.01             17.27        158,946    2013
                                                                  11.62             13.01        215,662    2012
                                                                  13.34             11.62         22,964    2011
                                                                  10.62             13.34         30,527    2010
                                                                   7.78             10.62         45,707    2009
                                                                  13.19              7.78         54,068    2008
                                                                  11.70             13.19        164,120    2007
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $15.64            $16.70             --    2016
                                                                  16.53             15.64             --    2015
                                                                  15.89             16.53             --    2014
                                                                  12.49             15.89             --    2013
                                                                  10.06             12.49             --    2012
                                                                  11.32             10.06             --    2011
                                                                   9.17             11.32             --    2010
                                                                   5.97              9.17             --    2009
                                                                  12.55              5.97             --    2008
                                                                  12.19             12.55             --    2007
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.25            $11.33          76,474   2016
                                                                         11.18             10.25          84,962   2015
                                                                         11.13             11.18          95,648   2014
                                                                          9.20             11.13         100,312   2013
                                                                          8.17              9.20         130,138   2012
                                                                          8.49              8.17         143,423   2011
                                                                          7.88              8.49         132,851   2010
                                                                          6.20              7.88         134,517   2009
                                                                          9.89              6.20         156,769   2008
                                                                         10.00              9.89         150,421   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.24            $14.75       2,146,058   2016
                                                                         14.58             13.24       2,614,488   2015
                                                                         14.26             14.58       3,063,927   2014
                                                                         12.81             14.26       3,609,268   2013
                                                                         11.64             12.81       4,205,239   2012
                                                                         11.64             11.64       4,938,440   2011
                                                                         10.57             11.64       6,452,107   2010
                                                                          7.98             10.57       7,482,984   2009
                                                                         11.61              7.98       8,822,768   2008
                                                                         11.45             11.61       9,367,041   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $11.86            $13.45           1,265   2016
                                                                         12.77             11.86           2,369   2015
                                                                         12.20             12.77           2,298   2014
                                                                          9.73             12.20           4,887   2013
                                                                          8.72              9.73           6,186   2012
                                                                          9.02              8.72         156,623   2011
                                                                          8.30              9.02         189,602   2010
                                                                          6.74              8.30         329,109   2009
                                                                         10.97              6.74         365,156   2008
                                                                         10.86             10.97           1,457   2007
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.92            $10.62              --   2016
                                                                         10.86              9.92              --   2015
                                                                         11.43             10.86              --   2014
                                                                          8.95             11.43              --   2013
                                                                          7.56              8.95              --   2012
                                                                          8.32              7.56              --   2011
                                                                          7.93              8.32           8,337   2010
                                                                          6.19              7.93           8,337   2009
                                                                         10.99              6.19           8,337   2008
                                                                         10.99             10.99           8,337   2007
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.24            $ 9.03          88,692   2016
                                                                          9.46              9.24         149,967   2015
                                                                          9.68              9.46         206,202   2014
                                                                          9.91              9.68         225,445   2013
                                                                         10.00              9.91         285,423   2012
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares              $15.69            $17.41           4,072   2016
                                                                         17.70             15.69           9,890   2015
                                                                         15.95             17.70           9,861   2014
                                                                         12.29             15.95          13,182   2013
                                                                         10.62             12.29          16,253   2012
                                                                         11.61             10.62          20,227   2011
                                                                          9.50             11.61          24,481   2010
                                                                          7.30              9.50          33,870   2009
                                                                         11.88              7.30          39,043   2008
                                                                         11.78             11.88          39,871   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $17.15            $17.48        284,196    2016
                                                                        17.48             17.15        303,313    2015
                                                                        16.53             17.48        345,159    2014
                                                                        14.12             16.53        403,275    2013
                                                                        12.75             14.12        428,842    2012
                                                                        12.87             12.75        473,853    2011
                                                                        12.19             12.87        514,656    2010
                                                                         9.93             12.19        562,237    2009
                                                                        12.11              9.93        486,332    2008
                                                                        11.24             12.11        548,265    2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $19.70            $19.62         43,650    2016
                                                                        18.01             19.70         49,543    2015
                                                                        17.00             18.01         63,726    2014
                                                                        13.29             17.00         75,132    2013
                                                                        10.98             13.29         97,820    2012
                                                                        12.08             10.98         82,956    2011
                                                                        11.61             12.08         96,347    2010
                                                                         8.14             11.61        286,074    2009
                                                                        14.96              8.14        368,721    2008
                                                                        11.21             14.96        247,086    2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.15            $18.88          2,183    2016
                                                                        19.99             19.15          2,443    2015
                                                                        17.04             19.99          2,629    2014
                                                                        11.83             17.04          3,779    2013
                                                                        10.22             11.83          5,554    2012
                                                                        10.24             10.22          7,171    2011
                                                                         8.41             10.24         11,314    2010
                                                                         6.41              8.41         18,113    2009
                                                                        11.05              6.41         20,190    2008
                                                                        11.27             11.05         21,233    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $12.36            $13.86         74,337    2016
                                                                        13.24             12.36         87,751    2015
                                                                        11.94             13.24         92,797    2014
                                                                         9.73             11.94         93,609    2013
                                                                         8.73              9.73        100,496    2012
                                                                         8.29              8.73        114,812    2011
                                                                         7.57              8.29        156,192    2010
                                                                         6.32              7.57        199,881    2009
                                                                         9.94              6.32        211,510    2008
                                                                        10.00              9.94        232,885    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.41            $10.39          8,214    2016
                                                                         9.92              9.41         16,069    2015
                                                                        10.00              9.92         17,021    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $16.32            $17.28             --    2016
                                                                        16.72             16.32             --    2015
                                                                        15.45             16.72             --    2014
                                                                        12.01             15.45             --    2013
                                                                        10.34             12.01             --    2012
                                                                        10.85             10.34             --    2011
                                                                        10.01             10.85             --    2010
                                                                         8.10             10.01             --    2009
                                                                        12.42              8.10             --    2008
                                                                        11.55             12.42             --    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      $17.98            $19.11          2,094    2016
                                                                            18.81             17.98          4,361    2015
                                                                            20.81             18.81          4,576    2014
                                                                            15.08             20.81          4,960    2013
                                                                            12.77             15.08          6,646    2012
                                                                            14.60             12.77          7,404    2011
                                                                            10.99             14.60          8,337    2010
                                                                             6.91             10.99         15,328    2009
                                                                            11.69              6.91         21,025    2008
                                                                            11.70             11.69         17,701    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $13.50            $14.36        236,587    2016
                                                                            13.90             13.50        267,845    2015
                                                                            13.15             13.90        311,448    2014
                                                                            11.33             13.15        341,055    2013
                                                                            10.46             11.33        414,792    2012
                                                                            10.53             10.46        456,267    2011
                                                                             9.83             10.53        629,001    2010
                                                                             8.55              9.83        723,844    2009
                                                                            11.27              8.55        720,063    2008
                                                                            11.10             11.27        758,886    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $17.28            $18.78             --    2016
                                                                            20.75             17.28             --    2015
                                                                            18.88             20.75             --    2014
                                                                            16.08             18.88             --    2013
                                                                            14.53             16.08             --    2012
                                                                            13.97             14.53             --    2011
                                                                            12.59             13.97             --    2010
                                                                             9.70             12.59             --    2009
                                                                            15.97              9.70             --    2008
                                                                            12.81             15.97             --    2007
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.66            $ 9.99          2,186    2016
                                                                            10.00              9.66          3,253    2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.16            $14.45             --    2016
                                                                            15.03             15.16             --    2015
                                                                            13.36             15.03             --    2014
                                                                            10.56             13.36             --    2013
                                                                             9.50             10.56             --    2012
                                                                             9.86              9.50             --    2011
                                                                             9.25              9.86             --    2010
                                                                             6.57              9.25             --    2009
                                                                            12.37              6.57             --    2008
                                                                            11.12             12.37             --    2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares              $ 9.74            $ 9.99        237,991    2016
                                                                             9.91              9.74        253,387    2015
                                                                             9.39              9.91        314,837    2014
                                                                             8.52              9.39        359,377    2013
                                                                             7.78              8.52        424,271    2012
                                                                             7.93              7.78        490,007    2011
                                                                             7.20              7.93        510,258    2010
                                                                             6.06              7.20        620,595    2009
                                                                            11.01              6.06        652,205    2008
                                                                            10.89             11.01        632,682    2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.97            $13.94             --    2016
                                                                          13.45             13.97             --    2015
                                                                          13.04             13.45             --    2014
                                                                           9.84             13.04             --    2013
                                                                           8.67              9.84             --    2012
                                                                           8.80              8.67             --    2011
                                                                           7.09              8.80             --    2010
                                                                           5.48              7.09             --    2009
                                                                          11.05              5.48             --    2008
                                                                          10.67             11.05             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $14.97            $14.60         58,692    2016
                                                                          14.78             14.97         86,496    2015
                                                                          14.82             14.78        101,462    2014
                                                                          11.94             14.82         86,777    2013
                                                                          10.11             11.94        109,163    2012
                                                                          11.31             10.11        133,053    2011
                                                                          10.01             11.31        147,289    2010
                                                                           7.35             10.01        162,565    2009
                                                                          12.61              7.35        203,638    2008
                                                                          12.17             12.61             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.67            $17.05        168,600    2016
                                                                          15.56             15.67        127,096    2015
                                                                          14.43             15.56        149,479    2014
                                                                          11.23             14.43        185,360    2013
                                                                           9.86             11.23        240,397    2012
                                                                          10.12              9.86        548,785    2011
                                                                           8.95             10.12        660,716    2010
                                                                           7.15              8.95        425,667    2009
                                                                          11.93              7.15        491,113    2008
                                                                          11.73             11.93          3,001    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.75            $19.26         48,505    2016
                                                                          18.26             16.75         83,492    2015
                                                                          16.74             18.26         90,802    2014
                                                                          12.18             16.74        161,661    2013
                                                                          10.60             12.18        227,783    2012
                                                                          11.11             10.60        270,549    2011
                                                                           9.24             11.11        323,263    2010
                                                                           6.91              9.24         95,191    2009
                                                                          11.41              6.91        115,777    2008
                                                                          11.84             11.41        234,413    2007
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $11.18            $12.33             --    2016
                                                                          12.60             11.18             --    2015
                                                                          12.83             12.60             --    2014
                                                                          13.12             12.83             --    2013
                                                                          11.70             13.12             --    2012
                                                                          11.75             11.70             --    2011
                                                                          10.64             11.75             --    2010
                                                                           8.97             10.64             --    2009
                                                                          10.92              8.97             --    2008
                                                                          10.33             10.92             --    2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.09            $15.47          42,900   2016
                                                                              14.66             14.09         124,232   2015
                                                                              14.52             14.66          89,530   2014
                                                                              14.05             14.52          72,271   2013
                                                                              12.59             14.05          76,282   2012
                                                                              12.47             12.59         123,828   2011
                                                                              11.15             12.47         161,494   2010
                                                                               8.13             11.15         133,459   2009
                                                                              10.88              8.13         166,984   2008
                                                                              10.76             10.88          53,016   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.70            $15.44          40,278   2016
                                                                              16.29             15.70           3,842   2015
                                                                              13.45             16.29           4,072   2014
                                                                              15.81             13.45           5,443   2013
                                                                              15.50             15.81           5,284   2012
                                                                              12.41             15.50           8,045   2011
                                                                              11.38             12.41          10,121   2010
                                                                              12.18             11.38         108,085   2009
                                                                              10.63             12.18          85,459   2008
                                                                               9.91             10.63         290,402   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.35            $11.24         139,799   2016
                                                                              11.58             11.35         244,424   2015
                                                                              11.75             11.58         534,475   2014
                                                                              12.04             11.75         550,352   2013
                                                                              11.65             12.04         561,062   2012
                                                                              11.79             11.65         602,824   2011
                                                                              11.46             11.79         706,264   2010
                                                                              10.35             11.46         941,196   2009
                                                                              10.64             10.35         928,679   2008
                                                                              10.14             10.64       1,931,062   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.45            $13.50         319,051   2016
                                                                              13.71             13.45         386,168   2015
                                                                              13.46             13.71         254,516   2014
                                                                              14.05             13.46         322,306   2013
                                                                              13.12             14.05         319,855   2012
                                                                              12.96             13.12         387,983   2011
                                                                              12.27             12.96         509,629   2010
                                                                              11.01             12.27         312,435   2009
                                                                              10.76             11.01         286,135   2008
                                                                              10.13             10.76         381,739   2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $16.71            $16.53             206   2016
                                                                              16.16             16.71             221   2015
                                                                              15.50             16.16             250   2014
                                                                              12.26             15.50             279   2013
                                                                              11.35             12.26             563   2012
                                                                              12.16             11.35             574   2011
                                                                              11.60             12.16           2,091   2010
                                                                               7.54             11.60           3,840   2009
                                                                              12.74              7.54           4,735   2008
                                                                              11.84             12.74         230,174   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                   $18.45            $17.80           469     2016
                                                           17.01             18.45         2,988     2015
                                                           15.89             17.01         3,572     2014
                                                           11.86             15.89         4,341     2013
                                                           10.49             11.86         7,247     2012
                                                           10.75             10.49         7,610     2011
                                                            9.87             10.75         9,176     2010
                                                            7.09              9.87        12,369     2009
                                                           11.61              7.09        14,259     2008
                                                           10.66             11.61        16,420     2007
---------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares          $ 8.06            $ 9.83        56,576     2016
                                                           11.60              8.06        39,219     2015
                                                           14.80             11.60        32,927     2014
                                                           13.80             14.80        27,817     2013
                                                           14.55             13.80        30,682     2012
                                                           18.47             14.55           362     2011
                                                           14.83             18.47         1,153     2010
                                                            8.60             14.83        37,483     2009
                                                           18.81              8.60        60,370     2008
                                                           13.04             18.81        39,886     2007
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                   $22.17            $22.95            --     2016
                                                           20.96             22.17            --     2015
                                                           18.27             20.96            --     2014
                                                           13.89             18.27            --     2013
                                                           12.18             13.89            --     2012
                                                           12.20             12.18            --     2011
                                                           10.54             12.20            --     2010
                                                            7.09             10.54            --     2009
                                                           12.50              7.09            --     2008
                                                           10.86             12.50            --     2007
---------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares         $15.77            $17.02            --     2016
                                                           16.91             15.77            --     2015
                                                           15.52             16.91            --     2014
                                                           11.94             15.52            --     2013
                                                           10.77             11.94            --     2012
                                                           11.20             10.77            --     2011
                                                           10.28             11.20            --     2010
                                                            8.39             10.28            --     2009
                                                           12.81              8.39            --     2008
                                                           11.91             12.81            --     2007
---------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                    $11.18            $11.25         3,479     2016
                                                           11.49             11.18         4,221     2015
                                                           11.19             11.49         5,282     2014
                                                           11.61             11.19         6,413     2013
                                                           11.24             11.61         6,631     2012
                                                           10.73             11.24         6,851     2011
                                                           10.21             10.73        12,271     2010
                                                            9.69             10.21        12,795     2009
                                                           10.45              9.69        12,996     2008
                                                           10.21             10.45        21,404     2007
---------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $17.90            $17.92              --   2016
                                                                17.73             17.90              --   2015
                                                                15.92             17.73              --   2014
                                                                12.08             15.92              --   2013
                                                                10.23             12.08              --   2012
                                                                10.42             10.23              --   2011
                                                                 9.55             10.42              --   2010
                                                                 7.05              9.55              --   2009
                                                                11.39              7.05              --   2008
                                                                11.07             11.39              --   2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $19.54            $20.62          28,156   2016
                                                                19.13             19.54          33,328   2015
                                                                14.85             19.13          39,321   2014
                                                                14.81             14.85          82,170   2013
                                                                12.98             14.81          29,372   2012
                                                                12.09             12.98          35,126   2011
                                                                 9.60             12.09          46,439   2010
                                                                 7.24              9.60          56,992   2009
                                                                11.58              7.24          72,263   2008
                                                                13.92             11.58              --   2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $16.17            $17.63             561   2016
                                                                16.37             16.17             618   2015
                                                                14.79             16.37             676   2014
                                                                11.47             14.79             739   2013
                                                                10.15             11.47             981   2012
                                                                10.21             10.15           1,049   2011
                                                                 9.10             10.21           1,129   2010
                                                                 7.38              9.10           2,822   2009
                                                                12.06              7.38           1,972   2008
                                                                11.75             12.06         180,378   2007
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $15.95            $19.29           2,573   2016
                                                                17.03             15.95           3,617   2015
                                                                16.80             17.03           3,924   2014
                                                                12.56             16.80           4,402   2013
                                                                11.22             12.56           5,861   2012
                                                                11.14             11.22           6,729   2011
                                                                 8.94             11.14           9,910   2010
                                                                 6.99              8.94          15,357   2009
                                                                11.47              6.99          18,851   2008
                                                                11.47             11.47          17,145   2007
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $12.80            $13.30       1,461,577   2016
                                                                13.25             12.80       1,745,842   2015
                                                                12.88             13.25       2,095,587   2014
                                                                11.47             12.88       2,395,261   2013
                                                                10.43             11.47       2,756,976   2012
                                                                10.99             10.43       3,263,643   2011
                                                                10.26             10.99       3,841,010   2010
                                                                 8.69             10.26       4,557,336   2009
                                                                12.58              8.69       4,969,599   2008
                                                                11.53             12.58       5,411,378   2007
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $11.50            $11.92       3,514,577   2016
                                                                11.93             11.50       4,016,959   2015
                                                                11.62             11.93       4,732,338   2014
                                                                10.38             11.62       5,620,704   2013
                                                                 9.46             10.38       6,616,784   2012
                                                                10.00              9.46       7,809,567   2011
                                                                 9.35             10.00       9,643,527   2010
                                                                 7.94              9.35      11,048,065   2009
                                                                11.51              7.94      12,042,949   2008
                                                                10.56             11.51      12,963,751   2007
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $15.83            $16.91          --       2016
                                                       16.58             15.83          --       2015
                                                       15.05             16.58          --       2014
                                                       11.50             15.05          --       2013
                                                       10.17             11.50          --       2012
                                                       10.72             10.17          --       2011
                                                        9.95             10.72          --       2010
                                                        7.74              9.95          --       2009
                                                       12.39              7.74          --       2008
                                                       11.74             12.39          --       2007
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.72            $18.38          --       2016
                                                       18.90             18.72          --       2015
                                                       18.63             18.90          --       2014
                                                       13.63             18.63          --       2013
                                                       11.59             13.63          --       2012
                                                       12.56             11.59          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.79            $12.11         14,993    2016
                                                            11.85             11.79         27,336    2015
                                                            11.25             11.85         15,057    2014
                                                             9.84             11.25         17,137    2013
                                                             8.83              9.84         26,643    2012
                                                             9.27              8.83         32,975    2011
                                                             8.55              9.27         31,507    2010
                                                             6.99              8.55         38,122    2009
                                                            10.18              6.99         26,077    2008
                                                            10.00             10.18          7,193    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.02            $16.58         11,050    2016
                                                            16.87             17.02         11,215    2015
                                                            16.37             16.87         13,045    2014
                                                            13.55             16.37         17,576    2013
                                                            12.17             13.55         20,127    2012
                                                            16.16             12.17         25,995    2011
                                                            13.87             16.16         26,148    2010
                                                             9.21             13.87         29,711    2009
                                                            17.84              9.21         27,258    2008
                                                            15.14             17.84         33,455    2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.20            $19.87         78,619    2016
                                                            18.25             18.20         83,983    2015
                                                            16.99             18.25        102,945    2014
                                                            12.84             16.99        102,889    2013
                                                            11.14             12.84        117,753    2012
                                                            10.69             11.14        145,631    2011
                                                             9.64             10.69        193,492    2010
                                                             8.15              9.64        234,544    2009
                                                            13.97              8.15        290,892    2008
                                                            13.56             13.97        356,373    2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.27            $10.01        427,228    2016
                                                            10.20             10.27        327,422    2015
                                                            11.10             10.20        319,480    2014
                                                             9.20             11.10        326,713    2013
                                                             8.19              9.20        481,866    2012
                                                            10.35              8.19        470,397    2011
                                                            10.09             10.35        514,263    2010
                                                             7.64             10.09        584,478    2009
                                                            16.64              7.64        649,163    2008
                                                            16.03             16.64        806,047    2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $10.79            $10.86         44,343    2016
                                                             9.91             10.79         49,929    2015
                                                             8.85              9.91         52,079    2014
                                                             6.57              8.85         65,508    2013
                                                             5.73              6.57         69,287    2012
                                                             6.06              5.73         94,230    2011
                                                             5.61              6.06        105,081    2010
                                                             4.16              5.61        132,145    2009
                                                             7.04              4.16        145,020    2008
                                                             6.30              7.04        185,409    2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.61            $16.30         15,852    2016
                                                                        16.13             15.61         17,634    2015
                                                                        16.76             16.13         89,158    2014
                                                                        11.73             16.76         55,803    2013
                                                                        10.40             11.73         57,017    2012
                                                                        10.15             10.40         75,146    2011
                                                                         7.56             10.15         62,864    2010
                                                                         5.45              7.56         19,945    2009
                                                                        10.19              5.45         30,804    2008
                                                                         9.12             10.19         20,726    2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.45            $14.53         25,464    2016
                                                                        14.00             14.45         28,014    2015
                                                                        13.14             14.00         31,067    2014
                                                                         9.54             13.14         30,942    2013
                                                                        10.00              9.54         23,163    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.19            $17.24         17,932    2016
                                                                        16.70             17.19         18,055    2015
                                                                        15.70             16.70         20,421    2014
                                                                        11.43             15.70         22,773    2013
                                                                        10.25             11.43         25,934    2012
                                                                        11.14             10.25         30,692    2011
                                                                         9.48             11.14         32,062    2010
                                                                         5.82              9.48         33,093    2009
                                                                        11.64              5.82         38,259    2008
                                                                        10.15             11.64         39,845    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.96            $20.65        324,694    2016
                                                                        19.47             17.96        197,818    2015
                                                                        18.16             19.47        214,434    2014
                                                                        13.62             18.16        249,235    2013
                                                                        11.65             13.62        266,169    2012
                                                                        12.11             11.65        324,705    2011
                                                                        10.64             12.11        378,123    2010
                                                                         8.43             10.64        507,407    2009
                                                                        13.36              8.43        576,795    2008
                                                                        13.92             13.36        862,857    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.72            $15.95        274,040    2016
                                                                        15.89             14.72         11,102    2015
                                                                        14.94             15.89         11,612    2014
                                                                        11.76             14.94         12,317    2013
                                                                        10.51             11.76         11,757    2012
                                                                        10.70             10.51         13,511    2011
                                                                         9.93             10.70         15,352    2010
                                                                         7.87              9.93         17,752    2009
                                                                        11.47              7.87         19,892    2008
                                                                        10.79             11.47         22,790    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.23            $14.93         15,688    2016
                                                                        13.81             13.23         18,844    2015
                                                                        12.92             13.81         15,475    2014
                                                                        10.52             12.92         13,935    2013
                                                                         9.52             10.52         10,124    2012
                                                                         9.82              9.52         11,739    2011
                                                                         8.91              9.82         10,402    2010
                                                                         7.40              8.91          6,329    2009
                                                                         9.74              7.40          2,501    2008
                                                                        10.00              9.74          2,305    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $16.98            $16.58         162,468   2016
                                                                      17.74             16.98         220,837   2015
                                                                      18.03             17.74         175,066   2014
                                                                      15.45             18.03         188,988   2013
                                                                      13.64             15.45         203,357   2012
                                                                      14.92             13.64         232,077   2011
                                                                      13.48             14.92         267,489   2010
                                                                      10.16             13.48         308,975   2009
                                                                      17.38             10.16         328,164   2008
                                                                      15.46             17.38         343,704   2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $15.35            $17.80          39,052   2016
                                                                      17.48             15.35          39,581   2015
                                                                      16.72             17.48          48,410   2014
                                                                      12.76             16.72          53,224   2013
                                                                      11.03             12.76          61,852   2012
                                                                      11.62             11.03          70,386   2011
                                                                      11.05             11.62          99,242   2010
                                                                       7.61             11.05         102,981   2009
                                                                      16.10              7.61         122,103   2008
                                                                      16.16             16.10         171,749   2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.75            $12.06         187,175   2016
                                                                      12.26             11.75         114,001   2015
                                                                      12.07             12.26         256,531   2014
                                                                      13.42             12.07         285,836   2013
                                                                      12.71             13.42         335,245   2012
                                                                      11.57             12.71         329,292   2011
                                                                      11.20             11.57         369,711   2010
                                                                      10.34             11.20         506,204   2009
                                                                      10.69             10.34         405,188   2008
                                                                       9.93             10.69          41,358   2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $16.59            $19.19         219,450   2016
                                                                      17.98             16.59         102,157   2015
                                                                      16.68             17.98         107,345   2014
                                                                      12.33             16.68         110,842   2013
                                                                      11.02             12.33         113,520   2012
                                                                      11.53             11.02         119,404   2011
                                                                      10.43             11.53         141,763   2010
                                                                       8.11             10.43         146,572   2009
                                                                      13.07              8.11         155,092   2008
                                                                      13.10             13.07         176,918   2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $16.50            $16.83         740,040   2016
                                                                      16.95             16.50         819,469   2015
                                                                      16.92             16.95         856,955   2014
                                                                      15.04             16.92         923,686   2013
                                                                      13.91             15.04       1,008,473   2012
                                                                      14.69             13.91       1,261,157   2011
                                                                      13.61             14.69       1,479,561   2010
                                                                      11.45             13.61       1,372,808   2009
                                                                      14.51             11.45       1,199,048   2008
                                                                      12.64             14.51         594,400   2007
--------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund --
   Class III Shares                                      $18.10            $19.14         38,049    2016
                                                          17.96             18.10         42,754    2015
                                                          16.03             17.96         54,344    2014
                                                          12.21             16.03         57,486    2013
                                                          10.82             12.21         45,793    2012
                                                          10.76             10.82         50,244    2011
                                                           9.51             10.76         59,643    2010
                                                           7.64              9.51         64,741    2009
                                                          13.15              7.64         63,720    2008
                                                          12.38             13.15         65,663    2007
--------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund --
   Class III Shares                                      $17.09            $20.74         37,179    2016
                                                          18.65             17.09         37,776    2015
                                                          18.06             18.65         43,950    2014
                                                          12.93             18.06         41,730    2013
                                                          11.61             12.93         69,623    2012
                                                          12.13             11.61         92,793    2011
                                                           9.62             12.13         88,815    2010
                                                           7.64              9.62         56,329    2009
                                                          13.00              7.64         65,981    2008
                                                          13.38             13.00         76,492    2007
--------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Select
   International Equity Fund -- Class 2                  $10.00            $ 9.69        111,942    2016
--------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund
   -- Class 1                                            $10.00            $10.43        192,164    2016
--------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                            $12.27            $13.14        191,337    2016
                                                          12.61             12.27        233,101    2015
                                                          12.75             12.61        345,186    2014
                                                          12.49             12.75        444,113    2013
                                                          11.84             12.49        419,133    2012
                                                          11.75             11.84        346,270    2011
                                                          10.95             11.75        370,473    2010
                                                           7.72             10.95        492,658    2009
                                                          10.78              7.72        526,652    2008
                                                          10.79             10.78        641,567    2007
--------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service
   Shares                                                $18.80            $21.17         33,759    2016
                                                          19.67             18.80         39,782    2015
                                                          19.53             19.67         43,121    2014
                                                          18.62             19.53         58,749    2013
                                                          16.57             18.62        106,488    2012
                                                          16.06             16.57        119,430    2011
                                                          14.29             16.06        135,555    2010
                                                           9.53             14.29        138,848    2009
                                                          13.12              9.53        121,624    2008
                                                          12.94             13.12        139,862    2007
--------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares            $27.54            $27.99         73,191    2016
                                                          26.39             27.54         82,382    2015
                                                          24.53             26.39         91,274    2014
                                                          17.87             24.53        105,531    2013
                                                          15.53             17.87        124,853    2012
                                                          18.26             15.53        258,586    2011
                                                          15.78             18.26        280,988    2010
                                                          12.43             15.78        263,209    2009
                                                          21.78             12.43        322,413    2008
                                                          18.37             21.78        293,213    2007
--------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $15.19            $15.35          44,555   2016
                                                                         15.46             15.19          46,696   2015
                                                                         14.90             15.46          47,858   2014
                                                                         13.14             14.90          53,500   2013
                                                                         11.91             13.14          54,408   2012
                                                                         12.47             11.91          65,388   2011
                                                                         11.13             12.47          75,410   2010
                                                                          8.79             11.13          79,272   2009
                                                                         12.58              8.79          98,125   2008
                                                                         11.12             12.58         109,573   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.13            $15.91         153,229   2016
                                                                         15.34             15.13         153,341   2015
                                                                         14.18             15.34         151,763   2014
                                                                         12.10             14.18         154,126   2013
                                                                         10.72             12.10         122,522   2012
                                                                         11.34             10.72         112,981   2011
                                                                          9.79             11.34         128,495   2010
                                                                          7.20              9.79         143,640   2009
                                                                         11.13              7.20          96,829   2008
                                                                         10.41             11.13         110,370   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.41            $20.56         337,208   2016
                                                                         19.67             19.41         606,271   2015
                                                                         17.92             19.67         680,493   2014
                                                                         13.92             17.92         840,896   2013
                                                                         12.19             13.92       1,019,596   2012
                                                                         12.76             12.19         589,115   2011
                                                                         11.10             12.76         776,221   2010
                                                                          8.34             11.10         902,890   2009
                                                                         14.80              8.34         962,875   2008
                                                                         12.83             14.80       1,286,329   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $24.67            $24.89          10,034   2016
                                                                         24.84             24.67          11,990   2015
                                                                         22.84             24.84          13,151   2014
                                                                         16.80             22.84          15,786   2013
                                                                         13.98             16.80          16,725   2012
                                                                         14.63             13.98          22,522   2011
                                                                         12.61             14.63          20,737   2010
                                                                          9.45             12.61          27,811   2009
                                                                         16.39              9.45          36,047   2008
                                                                         15.62             16.39          44,120   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.58            $19.19         150,773   2016
                                                                         17.62             16.58         298,259   2015
                                                                         16.52             17.62         333,648   2014
                                                                         13.15             16.52         442,892   2013
                                                                         11.43             13.15         487,889   2012
                                                                         11.55             11.43         237,249   2011
                                                                         10.22             11.55         283,999   2010
                                                                          8.01             10.22         340,630   2009
                                                                         14.24              8.01         401,485   2008
                                                                         14.31             14.24         646,011   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.64            $16.66         75,593    2016
                                                                  15.28             14.64         87,966    2015
                                                                  14.10             15.28         79,834    2014
                                                                  10.76             14.10         76,436    2013
                                                                   9.26             10.76         71,893    2012
                                                                   9.29              9.26         77,815    2011
                                                                   8.25              9.29         87,798    2010
                                                                   6.61              8.25         93,831    2009
                                                                  11.57              6.61        101,616    2008
                                                                  10.53             11.57        127,534    2007
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.49            $16.22          8,416    2016
                                                                  15.93             16.49        140,143    2015
                                                                  14.47             15.93         66,254    2014
                                                                  10.71             14.47         83,222    2013
                                                                  10.00             10.71         97,565    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $11.14            $11.01         50,586    2016
                                                                  10.60             11.14         50,123    2015
                                                                   9.71             10.60         58,760    2014
                                                                   7.26              9.71         67,866    2013
                                                                   6.46              7.26         96,598    2012
                                                                   6.57              6.46        131,678    2011
                                                                   5.40              6.57        176,327    2010
                                                                   4.29              5.40        198,216    2009
                                                                   8.29              4.29        343,091    2008
                                                                   6.66              8.29        413,824    2007
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.23            $12.56        455,520    2016
                                                                  12.55             12.23        429,260    2015
                                                                  12.09             12.55        294,445    2014
                                                                  12.56             12.09        412,112    2013
                                                                  12.10             12.56        506,460    2012
                                                                  11.50             12.10        110,684    2011
                                                                  10.87             11.50        107,593    2010
                                                                   9.58             10.87        115,438    2009
                                                                  10.10              9.58         53,765    2008
                                                                  10.00             10.10        138,517    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $29.73            $32.71        180,452    2016
                                                                  30.75             29.73        177,202    2015
                                                                  29.50             30.75        258,226    2014
                                                                  22.09             29.50        292,348    2013
                                                                  19.61             22.09        339,208    2012
                                                                  22.38             19.61        233,586    2011
                                                                  17.71             22.38        285,889    2010
                                                                  12.89             17.71        337,464    2009
                                                                  21.71             12.89        351,290    2008
                                                                  19.15             21.71        475,436    2007
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $17.52            $18.82         11,647    2016
                                                                  18.41             17.52         14,359    2015
                                                                  17.59             18.41         17,543    2014
                                                                  13.74             17.59         53,595    2013
                                                                  11.00             13.74         33,950    2012
                                                                  12.30             11.00         40,201    2011
                                                                   9.91             12.30         55,656    2010
                                                                   6.41              9.91         63,282    2009
                                                                  13.39              6.41         61,549    2008
                                                                  12.92             13.39         66,172    2007
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.79            $12.00         146,747   2016
                                                                         11.70             10.79         161,576   2015
                                                                         11.57             11.70         177,549   2014
                                                                          9.51             11.57         197,189   2013
                                                                          8.39              9.51         233,926   2012
                                                                          8.67              8.39         329,566   2011
                                                                          8.00              8.67         339,662   2010
                                                                          6.25              8.00         406,753   2009
                                                                          9.91              6.25         425,004   2008
                                                                         10.00              9.91         137,875   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.74            $16.53         582,387   2016
                                                                         16.14             14.74         662,399   2015
                                                                         15.69             16.14         751,149   2014
                                                                         14.01             15.69         820,450   2013
                                                                         12.65             14.01         960,121   2012
                                                                         12.57             12.65       1,193,271   2011
                                                                         11.35             12.57       1,569,338   2010
                                                                          8.52             11.35       1,793,545   2009
                                                                         12.32              8.52       1,980,921   2008
                                                                         12.08             12.32       1,880,244   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $19.46            $22.20          94,858   2016
                                                                         20.82             19.46         101,003   2015
                                                                         19.77             20.82         111,467   2014
                                                                         15.68             19.77         125,767   2013
                                                                         13.97             15.68         141,962   2012
                                                                         14.36             13.97         289,125   2011
                                                                         13.13             14.36         341,364   2010
                                                                         10.60             13.13         414,146   2009
                                                                         17.15             10.60         415,922   2008
                                                                         16.86             17.15         262,889   2007
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.52            $11.34         116,760   2016
                                                                         11.45             10.52         120,120   2015
                                                                         11.98             11.45         131,705   2014
                                                                          9.32             11.98         157,794   2013
                                                                          7.83              9.32         185,575   2012
                                                                          8.56              7.83         239,523   2011
                                                                          8.11              8.56         264,709   2010
                                                                          6.29              8.11         269,476   2009
                                                                         11.10              6.29         264,047   2008
                                                                         11.04             11.10         274,060   2007
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.43            $ 9.28         806,654   2016
                                                                          9.60              9.43         882,872   2015
                                                                          9.76              9.60       1,006,064   2014
                                                                          9.93              9.76         927,078   2013
                                                                         10.00              9.93         936,671   2012
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares              $18.28            $20.40          25,896   2016
                                                                         20.49             18.28          25,702   2015
                                                                         18.35             20.49          29,254   2014
                                                                         14.05             18.35          30,347   2013
                                                                         12.06             14.05          35,534   2012
                                                                         13.11             12.06          55,982   2011
                                                                         10.67             13.11          57,916   2010
                                                                          8.15             10.67          71,732   2009
                                                                         13.17              8.15          90,100   2008
                                                                         12.98             13.17         140,853   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $18.16            $18.62         96,795    2016
                                                                        18.40             18.16        114,578    2015
                                                                        17.29             18.40        144,783    2014
                                                                        14.68             17.29        143,370    2013
                                                                        13.17             14.68        140,697    2012
                                                                        13.22             13.17        192,457    2011
                                                                        12.44             13.22        245,248    2010
                                                                        10.08             12.44        292,845    2009
                                                                        12.21             10.08        274,551    2008
                                                                        11.27             12.21        379,498    2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $16.18            $16.22        117,984    2016
                                                                        14.71             16.18        119,467    2015
                                                                        13.79             14.71        143,084    2014
                                                                        10.72             13.79        179,184    2013
                                                                         8.81             10.72        212,523    2012
                                                                         9.63              8.81        263,691    2011
                                                                         9.20              9.63        312,870    2010
                                                                         6.41              9.20        593,420    2009
                                                                        11.71              6.41        636,802    2008
                                                                         8.72             11.71        331,976    2007
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $10.55            $ 9.68          6,286    2016
                                                                        11.77             10.55          6,350    2015
                                                                        13.62             11.77          8,722    2014
                                                                        12.12             13.62         18,702    2013
                                                                        10.90             12.12         21,384    2012
                                                                        16.38             10.90         23,065    2011
                                                                        13.33             16.38         31,312    2010
                                                                         7.57             13.33         42,775    2009
                                                                        16.13              7.57         67,544    2008
                                                                        12.82             16.13         81,855    2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $28.29            $28.07         15,651    2016
                                                                        29.35             28.29         14,974    2015
                                                                        24.86             29.35         15,908    2014
                                                                        17.16             24.86         21,158    2013
                                                                        14.74             17.16         22,856    2012
                                                                        14.68             14.74         30,262    2011
                                                                        11.97             14.68         33,255    2010
                                                                         9.08             11.97         40,571    2009
                                                                        15.54              9.08         39,903    2008
                                                                        15.75             15.54         35,205    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.04            $14.71         15,260    2016
                                                                        13.88             13.04         18,497    2015
                                                                        12.44             13.88         19,362    2014
                                                                        10.07             12.44         20,750    2013
                                                                         8.98             10.07         23,342    2012
                                                                         8.48              8.98         26,709    2011
                                                                         7.70              8.48         26,951    2010
                                                                         6.38              7.70         32,277    2009
                                                                         9.98              6.38         36,347    2008
                                                                        10.00              9.98         37,182    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.47            $10.52         58,405    2016
                                                                         9.92              9.47         63,727    2015
                                                                        10.00              9.92         70,334    2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $14.31            $15.24          8,431    2016
                                                                            14.56             14.31         14,040    2015
                                                                            13.38             14.56         14,279    2014
                                                                            10.33             13.38         17,065    2013
                                                                             8.85             10.33         22,302    2012
                                                                             9.22              8.85         27,682    2011
                                                                             8.46              9.22         23,198    2010
                                                                             6.80              8.46         24,137    2009
                                                                            10.37              6.80         33,070    2008
                                                                             9.59             10.37         48,412    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      $14.26            $15.25         18,287    2016
                                                                            14.83             14.26         22,546    2015
                                                                            16.30             14.83         25,112    2014
                                                                            11.74             16.30         30,841    2013
                                                                             9.88             11.74         31,576    2012
                                                                            11.23              9.88         35,116    2011
                                                                             8.41             11.23         41,700    2010
                                                                             5.25              8.41         54,924    2009
                                                                             8.83              5.25         75,149    2008
                                                                             8.78              8.83         89,634    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $17.74            $18.98         86,847    2016
                                                                            18.16             17.74         87,267    2015
                                                                            17.06             18.16         94,146    2014
                                                                            14.62             17.06        126,276    2013
                                                                            13.41             14.62        134,265    2012
                                                                            13.43             13.41        141,099    2011
                                                                            12.46             13.43        167,940    2010
                                                                            10.77             12.46        186,239    2009
                                                                            14.10             10.77        210,295    2008
                                                                            13.80             14.10        253,948    2007
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $20.56            $22.49         52,460    2016
                                                                            24.54             20.56         58,331    2015
                                                                            22.20             24.54         55,265    2014
                                                                            18.79             22.20         64,066    2013
                                                                            16.88             18.79        103,701    2012
                                                                            16.12             16.88        168,162    2011
                                                                            14.45             16.12        177,871    2010
                                                                            11.06             14.45        206,092    2009
                                                                            18.10             11.06        252,944    2008
                                                                            14.43             18.10        302,243    2007
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.71            $10.10         15,636    2016
                                                                            10.00              9.71         19,633    2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $20.50            $19.67         26,581    2016
                                                                            20.20             20.50         26,913    2015
                                                                            17.85             20.20         32,375    2014
                                                                            14.03             17.85         34,462    2013
                                                                            12.54             14.03         42,793    2012
                                                                            12.93             12.54         47,367    2011
                                                                            12.05             12.93         56,325    2010
                                                                             8.51             12.05         64,550    2009
                                                                            15.93              8.51         57,928    2008
                                                                            14.23             15.93         66,389    2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.47            $11.84          21,733   2016
                                                                          11.60             11.47          40,770   2015
                                                                          10.93             11.60          43,226   2014
                                                                           9.85             10.93          44,744   2013
                                                                           8.94              9.85          47,733   2012
                                                                           9.06              8.94          99,669   2011
                                                                           8.18              9.06         123,781   2010
                                                                           6.84              8.18          89,063   2009
                                                                          12.35              6.84          95,357   2008
                                                                          12.14             12.35         118,327   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $21.56            $21.63          12,249   2016
                                                                          20.62             21.56          16,521   2015
                                                                          19.88             20.62          17,699   2014
                                                                          14.91             19.88          17,790   2013
                                                                          13.06             14.91          17,594   2012
                                                                          13.17             13.06          17,409   2011
                                                                          10.54             13.17          13,325   2010
                                                                           8.11             10.54          15,837   2009
                                                                          16.24              8.11          17,247   2008
                                                                          15.58             16.24          20,914   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.10            $16.78         234,269   2016
                                                                          16.78             17.10         269,793   2015
                                                                          16.72             16.78         295,891   2014
                                                                          13.40             16.72         323,401   2013
                                                                          11.27             13.40         317,291   2012
                                                                          12.53             11.27         415,157   2011
                                                                          11.02             12.53         508,166   2010
                                                                           8.04             11.02         530,639   2009
                                                                          13.71              8.04         563,304   2008
                                                                          13.15             13.71         533,149   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.99            $15.31         352,413   2016
                                                                          13.80             13.99         295,437   2015
                                                                          12.72             13.80         332,844   2014
                                                                           9.84             12.72         394,255   2013
                                                                           8.59              9.84         487,949   2012
                                                                           8.76              8.59         900,662   2011
                                                                           7.70              8.76       1,087,942   2010
                                                                           6.12              7.70         719,359   2009
                                                                          10.14              6.12         720,795   2008
                                                                           9.90             10.14         225,533   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $28.36            $32.80         103,163   2016
                                                                          30.72             28.36         122,695   2015
                                                                          27.99             30.72         129,393   2014
                                                                          20.25             27.99         219,384   2013
                                                                          17.51             20.25         241,602   2012
                                                                          18.24             17.51         292,454   2011
                                                                          15.08             18.24         348,654   2010
                                                                          11.21             15.08         218,892   2009
                                                                          18.39             11.21         219,692   2008
                                                                          18.98             18.39         260,798   2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.22            $13.56          53,757   2016
                                                                              13.68             12.22          54,097   2015
                                                                              13.86             13.68          55,104   2014
                                                                              14.08             13.86          75,712   2013
                                                                              12.48             14.08         127,077   2012
                                                                              12.45             12.48         146,903   2011
                                                                              11.21             12.45         119,630   2010
                                                                               9.39             11.21          90,543   2009
                                                                              11.36              9.39          73,534   2008
                                                                              10.69             11.36         101,364   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $19.12            $21.14         150,992   2016
                                                                              19.78             19.12         237,519   2015
                                                                              19.47             19.78         211,233   2014
                                                                              18.73             19.47         216,311   2013
                                                                              16.67             18.73         261,142   2012
                                                                              16.41             16.67         299,846   2011
                                                                              14.59             16.41         349,977   2010
                                                                              10.58             14.59         318,024   2009
                                                                              14.07             10.58         328,443   2008
                                                                              13.83             14.07         376,583   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $24.69            $24.43          68,553   2016
                                                                              25.47             24.69          38,536   2015
                                                                              20.89             25.47          41,181   2014
                                                                              24.41             20.89          48,229   2013
                                                                              23.78             24.41          91,122   2012
                                                                              18.93             23.78         104,882   2011
                                                                              17.25             18.93         140,244   2010
                                                                              18.35             17.25         239,731   2009
                                                                              15.92             18.35         249,050   2008
                                                                              14.76             15.92         275,887   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.05            $12.01         214,168   2016
                                                                              12.22             12.05         304,098   2015
                                                                              12.33             12.22         588,582   2014
                                                                              12.56             12.33         645,616   2013
                                                                              12.07             12.56         728,426   2012
                                                                              12.14             12.07         806,149   2011
                                                                              11.73             12.14         873,509   2010
                                                                              10.53             11.73         934,324   2009
                                                                              10.76             10.53         933,856   2008
                                                                              10.19             10.76         841,216   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $18.54            $18.72         634,563   2016
                                                                              18.78             18.54         694,699   2015
                                                                              18.32             18.78         633,871   2014
                                                                              19.01             18.32         741,521   2013
                                                                              17.65             19.01       1,019,101   2012
                                                                              17.33             17.65       1,078,575   2011
                                                                              16.30             17.33       1,271,639   2010
                                                                              14.54             16.30       1,275,960   2009
                                                                              14.12             14.54       1,295,620   2008
                                                                              13.21             14.12       1,309,262   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $27.73            $27.60         22,488    2016
                                                             26.65             27.73         26,521    2015
                                                             25.41             26.65         33,182    2014
                                                             19.98             25.41         42,120    2013
                                                             18.38             19.98         54,033    2012
                                                             19.58             18.38         60,948    2011
                                                             18.55             19.58         69,528    2010
                                                             11.99             18.55        100,001    2009
                                                             20.13             11.99         93,358    2008
                                                             18.59             20.13        183,595    2007
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $26.57            $25.78         13,207    2016
                                                             24.34             26.57         17,003    2015
                                                             22.60             24.34         18,278    2014
                                                             16.77             22.60         26,221    2013
                                                             14.74             16.77         28,957    2012
                                                             15.01             14.74         31,260    2011
                                                             13.70             15.01         35,434    2010
                                                              9.77             13.70         40,600    2009
                                                             15.92              9.77         42,420    2008
                                                             14.52             15.92         34,331    2007
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $11.60            $14.23        108,898    2016
                                                             16.58             11.60         86,631    2015
                                                             21.04             16.58         85,140    2014
                                                             19.50             21.04         84,975    2013
                                                             20.43             19.50        103,789    2012
                                                             25.77             20.43        120,129    2011
                                                             20.56             25.77        139,022    2010
                                                             11.86             20.56        156,950    2009
                                                             25.77             11.86        186,280    2008
                                                             17.75             25.77        109,657    2007
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $ 7.98            $ 8.31         20,875    2016
                                                              7.50              7.98         19,393    2015
                                                              6.50              7.50         25,799    2014
                                                              4.91              6.50         27,950    2013
                                                              4.28              4.91         35,043    2012
                                                              4.26              4.28         40,754    2011
                                                              3.66              4.26         45,407    2010
                                                              2.45              3.66         52,220    2009
                                                              4.29              2.45         74,753    2008
                                                              3.70              4.29         75,761    2007
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares           $15.71            $17.06         35,972    2016
                                                             16.74             15.71         39,608    2015
                                                             15.27             16.74         42,792    2014
                                                             11.68             15.27         61,465    2013
                                                             10.47             11.68         61,162    2012
                                                             10.83             10.47         67,883    2011
                                                              9.87             10.83         78,755    2010
                                                              8.01              9.87        108,743    2009
                                                             12.15              8.01        132,482    2008
                                                             11.23             12.15        172,002    2007
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $13.11            $13.27          58,256   2016
                                                                13.39             13.11          64,387   2015
                                                                12.96             13.39          67,160   2014
                                                                13.36             12.96          80,057   2013
                                                                12.86             13.36          81,798   2012
                                                                12.21             12.86         112,319   2011
                                                                11.54             12.21         120,155   2010
                                                                10.88             11.54         131,990   2009
                                                                11.67             10.88         154,950   2008
                                                                11.33             11.67         225,921   2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $15.93            $16.05          83,321   2016
                                                                15.69             15.93          83,455   2015
                                                                13.99             15.69          90,276   2014
                                                                10.55             13.99         100,133   2013
                                                                 8.88             10.55         117,026   2012
                                                                 8.99              8.88         158,655   2011
                                                                 8.20              8.99         178,762   2010
                                                                 6.01              8.20         193,488   2009
                                                                 9.65              6.01         247,078   2008
                                                                 9.32              9.65         267,450   2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $34.59            $36.72          68,986   2016
                                                                33.65             34.59          74,506   2015
                                                                25.95             33.65          85,958   2014
                                                                25.73             25.95         129,798   2013
                                                                22.41             25.73         100,865   2012
                                                                20.76             22.41         130,701   2011
                                                                16.37             20.76         156,481   2010
                                                                12.27             16.37         184,616   2009
                                                                19.51             12.27         180,411   2008
                                                                23.32             19.51         172,530   2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $13.80            $15.14         289,422   2016
                                                                13.89             13.80         336,115   2015
                                                                12.47             13.89         325,324   2014
                                                                 9.61             12.47         363,568   2013
                                                                 8.45              9.61         444,056   2012
                                                                 8.45              8.45         525,906   2011
                                                                 7.49              8.45         648,388   2010
                                                                 6.03              7.49         718,406   2009
                                                                 9.80              6.03         803,910   2008
                                                                 9.49              9.80       1,051,972   2007
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $25.30            $30.78          67,971   2016
                                                                26.84             25.30          72,814   2015
                                                                26.31             26.84          74,631   2014
                                                                19.55             26.31          76,789   2013
                                                                17.36             19.55          79,708   2012
                                                                17.13             17.36          96,453   2011
                                                                13.67             17.13         129,868   2010
                                                                10.62             13.67         160,026   2009
                                                                17.32             10.62         173,199   2008
                                                                17.21             17.32         232,065   2007
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares          $16.23            $16.97       1,115,309   2016
                                                       16.70             16.23       1,196,883   2015
                                                       16.13             16.70       1,298,915   2014
                                                       14.28             16.13       1,485,302   2013
                                                       12.91             14.28       1,539,231   2012
                                                       13.51             12.91       1,684,552   2011
                                                       12.54             13.51       2,076,773   2010
                                                       10.56             12.54       2,428,002   2009
                                                       15.19             10.56       3,044,925   2008
                                                       13.84             15.19       3,685,604   2007
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $12.20            $12.73         898,538   2016
                                                       12.58             12.20       1,018,589   2015
                                                       12.18             12.58       1,125,728   2014
                                                       10.81             12.18       1,172,393   2013
                                                        9.80             10.81       1,412,902   2012
                                                       10.29              9.80       1,791,982   2011
                                                        9.57             10.29       2,167,649   2010
                                                        8.07              9.57       2,255,156   2009
                                                       11.63              8.07       2,306,259   2008
                                                       10.60             11.63       1,762,910   2007
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $14.83            $15.93          58,666   2016
                                                       15.44             14.83          58,892   2015
                                                       13.93             15.44          62,887   2014
                                                       10.58             13.93          70,058   2013
                                                        9.29             10.58          76,557   2012
                                                        9.74              9.29          91,467   2011
                                                        8.98              9.74         103,502   2010
                                                        6.94              8.98         125,197   2009
                                                       11.05              6.94         156,964   2008
                                                       10.41             11.05         181,272   2007
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.35            $19.12           6,976   2016
                                                       19.43             19.35          13,226   2015
                                                       19.03             19.43          14,119   2014
                                                       13.84             19.03          15,191   2013
                                                       11.69             13.84          17,961   2012
                                                       12.59             11.69          15,129   2011
                                                       10.00             12.59           7,986   2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.16            $11.38         4,939     2016
                                                            11.28             11.16         5,009     2015
                                                            10.79             11.28         5,417     2014
                                                             9.50             10.79         5,792     2013
                                                             8.58              9.50         6,036     2012
                                                             9.06              8.58         7,127     2011
                                                             8.42              9.06         7,219     2010
                                                             6.93              8.42         7,246     2009
                                                            10.16              6.93         7,242     2008
                                                            10.00             10.16         2,977     2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.79            $10.45            --     2016
                                                            10.77             10.79            --     2015
                                                            10.52             10.77            --     2014
                                                             8.77             10.52            --     2013
                                                             7.93              8.77            --     2012
                                                            10.60              7.93            --     2011
                                                             9.15             10.60            --     2010
                                                             6.12              9.15            --     2009
                                                            11.93              6.12            --     2008
                                                            10.19             11.93            --     2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $13.92            $15.09            --     2016
                                                            14.05             13.92            --     2015
                                                            13.17             14.05            --     2014
                                                            10.02             13.17            --     2013
                                                             8.75             10.02            --     2012
                                                             8.45              8.75            --     2011
                                                             7.67              8.45            --     2010
                                                             6.53              7.67            --     2009
                                                            11.27              6.53            --     2008
                                                            11.01             11.27            --     2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.72            $ 6.51        35,705     2016
                                                             6.72              6.72        25,950     2015
                                                             7.36              6.72        23,798     2014
                                                             6.14              7.36        17,951     2013
                                                             5.51              6.14        34,298     2012
                                                             7.00              5.51        29,493     2011
                                                             6.88              7.00        27,339     2010
                                                             5.24              6.88        27,213     2009
                                                            11.49              5.24        29,148     2008
                                                            11.14             11.49        44,765     2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $15.90            $15.89            --     2016
                                                            14.69             15.90            --     2015
                                                            13.21             14.69            --     2014
                                                             9.88             13.21            --     2013
                                                             8.67              9.88            --     2012
                                                             9.22              8.67            --     2011
                                                             8.60              9.22            --     2010
                                                             6.42              8.60            --     2009
                                                            10.93              6.42            --     2008
                                                             9.85             10.93            --     2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.16            $15.72            --     2016
                                                                        15.76             15.16            --     2015
                                                                        16.48             15.76         5,234     2014
                                                                        11.61             16.48            --     2013
                                                                        10.37             11.61            --     2012
                                                                        10.19             10.37            --     2011
                                                                         7.64             10.19            --     2010
                                                                         5.54              7.64            --     2009
                                                                        10.43              5.54            --     2008
                                                                         9.39             10.43            --     2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.26            $14.24            --     2016
                                                                        13.90             14.26            --     2015
                                                                        13.13             13.90            --     2014
                                                                         9.59             13.13            --     2013
                                                                        10.00              9.59            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.22            $15.17            --     2016
                                                                        14.88             15.22            --     2015
                                                                        14.09             14.88            --     2014
                                                                        10.32             14.09            --     2013
                                                                         9.32             10.32            --     2012
                                                                        10.20              9.32            --     2011
                                                                         8.73             10.20            --     2010
                                                                         5.40              8.73            --     2009
                                                                        10.87              5.40            --     2008
                                                                         9.54             10.87            --     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $13.24            $15.13        13,098     2016
                                                                        14.46             13.24            --     2015
                                                                        13.57             14.46            --     2014
                                                                        10.24             13.57            --     2013
                                                                         8.82             10.24            --     2012
                                                                         9.23              8.82            --     2011
                                                                         8.17              9.23            --     2010
                                                                         6.51              8.17            --     2009
                                                                        10.39              6.51            --     2008
                                                                        10.90             10.39        17,353     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.80            $14.86        19,995     2016
                                                                        15.00             13.80            --     2015
                                                                        14.20             15.00            --     2014
                                                                        11.25             14.20            --     2013
                                                                        10.12             11.25            --     2012
                                                                        10.37             10.12            --     2011
                                                                         9.69             10.37            --     2010
                                                                         7.74              9.69            --     2009
                                                                        11.34              7.74            --     2008
                                                                        10.74             11.34            --     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $12.49            $14.00         7,924     2016
                                                                        13.13             12.49         8,409     2015
                                                                        12.36             13.13         5,961     2014
                                                                        10.13             12.36         5,975     2013
                                                                         9.23             10.13            --     2012
                                                                         9.58              9.23            --     2011
                                                                         8.76              9.58            --     2010
                                                                         7.32              8.76            --     2009
                                                                         9.70              7.32            --     2008
                                                                        10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $11.36            $11.01          6,087    2016
                                                                      11.94             11.36         15,329    2015
                                                                      12.22             11.94         10,181    2014
                                                                      10.54             12.22         10,843    2013
                                                                       9.36             10.54         11,745    2012
                                                                      10.31              9.36          8,733    2011
                                                                       9.38             10.31          9,276    2010
                                                                       7.12              9.38         15,016    2009
                                                                      12.26              7.12         16,114    2008
                                                                      10.97             12.26         18,114    2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $ 9.46            $10.89             --    2016
                                                                      10.84              9.46             --    2015
                                                                      10.44             10.84             --    2014
                                                                       8.02             10.44             --    2013
                                                                       6.98              8.02             --    2012
                                                                       7.40              6.98             --    2011
                                                                       7.08              7.40             --    2010
                                                                       4.91              7.08             --    2009
                                                                      10.46              4.91             --    2008
                                                                      10.57             10.46             --    2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.29            $11.51         11,580    2016
                                                                      11.86             11.29          3,084    2015
                                                                      11.75             11.86         17,096    2014
                                                                      13.15             11.75         18,163    2013
                                                                      12.54             13.15         15,424    2012
                                                                      11.49             12.54         16,184    2011
                                                                      11.20             11.49         20,496    2010
                                                                      10.40             11.20         33,177    2009
                                                                      10.83             10.40         28,496    2008
                                                                      10.13             10.83             --    2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $13.24            $15.22         10,815    2016
                                                                      14.44             13.24             --    2015
                                                                      13.49             14.44             --    2014
                                                                      10.04             13.49             --    2013
                                                                       9.03             10.04             --    2012
                                                                       9.51              9.03             --    2011
                                                                       8.66              9.51             --    2010
                                                                       6.78              8.66             --    2009
                                                                      11.00              6.78             --    2008
                                                                      11.10             11.00             --    2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $12.82            $12.99        100,033    2016
                                                                      13.26             12.82        119,073    2015
                                                                      13.32             13.26        133,838    2014
                                                                      11.92             13.32        153,850    2013
                                                                      11.10             11.92        179,171    2012
                                                                      11.80             11.10        218,814    2011
                                                                      11.01             11.80        226,306    2010
                                                                       9.32             11.01        221,712    2009
                                                                      11.89              9.32        225,800    2008
                                                                      10.43             11.89        168,524    2007
--------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares             $13.84            $14.54            --     2016
                                 13.83             13.84            --     2015
                                 12.42             13.83            --     2014
                                  9.52             12.42            --     2013
                                  8.50              9.52            --     2012
                                  8.50              8.50            --     2011
                                  7.56              8.50            --     2010
                                  6.12              7.56            --     2009
                                 10.60              6.12            --     2008
                                 10.05             10.60            --     2007
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $11.97            $14.43            --     2016
                                 13.15             11.97            --     2015
                                 12.82             13.15            --     2014
                                  9.24             12.82            --     2013
                                  8.35              9.24            --     2012
                                  8.78              8.35            --     2011
                                  7.01              8.78            --     2010
                                  5.60              7.01            --     2009
                                  9.60              5.60            --     2008
                                  9.95              9.60            --     2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.65            --     2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.39            --     2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $10.92            $11.62         5,722     2016
                                 11.30             10.92         6,382     2015
                                 11.50             11.30        14,392     2014
                                 11.34             11.50        14,957     2013
                                 10.83             11.34        10,802     2012
                                 10.81             10.83            --     2011
                                 10.14             10.81            --     2010
                                  7.20             10.14         9,300     2009
                                 10.11              7.20        10,198     2008
                                 10.19             10.11        14,574     2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $14.44            $16.15            --     2016
                                 15.20             14.44            --     2015
                                 15.20             15.20            --     2014
                                 14.58             15.20            --     2013
                                 13.07             14.58            --     2012
                                 12.75             13.07            --     2011
                                 11.42             12.75            --     2010
                                  7.67             11.42            --     2009
                                 10.62              7.67            --     2008
                                 10.55             10.62            --     2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $14.56            $14.71            --     2016
                                 14.05             14.56            --     2015
                                 13.15             14.05            --     2014
                                  9.64             13.15            --     2013
                                  8.44              9.64            --     2012
                                  9.99              8.44        14,557     2011
                                  8.68              9.99        14,382     2010
                                  6.89              8.68        10,930     2009
                                 12.14              6.89        11,227     2008
                                 10.31             12.14            --     2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.19            $14.83         8,045     2016
                                                                         14.48             14.19         8,603     2015
                                                                         13.48             14.48         7,059     2014
                                                                         11.57             13.48         7,748     2013
                                                                         10.32             11.57         8,377     2012
                                                                         10.99             10.32         9,019     2011
                                                                          9.56             10.99        20,136     2010
                                                                          7.08              9.56        10,411     2009
                                                                         11.00              7.08        11,939     2008
                                                                         10.37             11.00        22,263     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.57            $15.33         6,471     2016
                                                                         14.86             14.57        28,660     2015
                                                                         13.63             14.86        32,943     2014
                                                                         10.66             13.63        42,057     2013
                                                                          9.40             10.66        49,937     2012
                                                                          9.90              9.40            --     2011
                                                                          8.67              9.90            --     2010
                                                                          6.55              8.67            --     2009
                                                                         11.71              6.55            --     2008
                                                                         10.22             11.71        15,817     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.06            $15.10            --     2016
                                                                         15.27             15.06            --     2015
                                                                         14.13             15.27            --     2014
                                                                         10.47             14.13            --     2013
                                                                          8.77             10.47            --     2012
                                                                          9.24              8.77            --     2011
                                                                          8.02              9.24            --     2010
                                                                          6.05              8.02            --     2009
                                                                         10.56              6.05            --     2008
                                                                         10.13             10.56            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.97            $13.76            --     2016
                                                                         12.80             11.97        14,617     2015
                                                                         12.09             12.80        15,909     2014
                                                                          9.68             12.09        21,793     2013
                                                                          8.47              9.68        25,358     2012
                                                                          8.62              8.47            --     2011
                                                                          7.68              8.62            --     2010
                                                                          6.06              7.68            --     2009
                                                                         10.84              6.06            --     2008
                                                                         10.97             10.84        13,570     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.80            $15.60            --     2016
                                                                         14.50             13.80            --     2015
                                                                         13.47             14.50            --     2014
                                                                         10.35             13.47            --     2013
                                                                          8.96             10.35            --     2012
                                                                          9.06              8.96            --     2011
                                                                          8.10              9.06            --     2010
                                                                          6.53              8.10            --     2009
                                                                         11.51              6.53            --     2008
                                                                         10.53             11.51            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.07            $15.70            --     2016
                                                                         15.62             16.07        10,848     2015
                                                                         14.29             15.62         5,228     2014
                                                                         10.64             14.29         6,188     2013
                                                                         10.00             10.64         7,686     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $15.86            $15.57            --     2016
                                                                         15.19             15.86            --     2015
                                                                         14.01             15.19            --     2014
                                                                         10.55             14.01            --     2013
                                                                          9.44             10.55            --     2012
                                                                          9.67              9.44            --     2011
                                                                          8.00              9.67            --     2010
                                                                          6.40              8.00            --     2009
                                                                         12.44              6.40            --     2008
                                                                         10.06             12.44            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.55            $11.78        39,555     2016
                                                                         11.93             11.55        36,161     2015
                                                                         11.56             11.93        23,899     2014
                                                                         12.09             11.56        29,603     2013
                                                                         11.73             12.09        30,296     2012
                                                                         11.22             11.73            --     2011
                                                                         10.68             11.22            --     2010
                                                                          9.47             10.68            --     2009
                                                                         10.05              9.47            --     2008
                                                                         10.00             10.05        14,591     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $14.29            $15.62        10,552     2016
                                                                         14.88             14.29         9,669     2015
                                                                         14.37             14.88        19,276     2014
                                                                         10.83             14.37        18,510     2013
                                                                          9.68             10.83        22,867     2012
                                                                         11.12              9.68            --     2011
                                                                          8.86             11.12            --     2010
                                                                          6.49              8.86            --     2009
                                                                         11.01              6.49            --     2008
                                                                          9.77             11.01         6,757     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.48            $14.39            --     2016
                                                                         14.26             13.48            --     2015
                                                                         13.71             14.26            --     2014
                                                                         10.79             13.71            --     2013
                                                                          8.69             10.79            --     2012
                                                                          9.79              8.69            --     2011
                                                                          7.93              9.79            --     2010
                                                                          5.17              7.93            --     2009
                                                                         10.87              5.17            --     2008
                                                                         10.56             10.87            --     2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.20            $11.28        44,120     2016
                                                                         11.14             10.20        49,186     2015
                                                                         11.09             11.14        52,140     2014
                                                                          9.18             11.09        55,867     2013
                                                                          8.15              9.18        61,774     2012
                                                                          8.48              8.15        71,589     2011
                                                                          7.87              8.48        76,685     2010
                                                                          6.19              7.87        81,544     2009
                                                                          9.89              6.19        88,001     2008
                                                                         10.00              9.89        58,694     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $12.70            $14.14         82,774    2016
                                                                        13.99             12.70         91,457    2015
                                                                        13.70             13.99        100,510    2014
                                                                        12.31             13.70        121,892    2013
                                                                        11.19             12.31        141,562    2012
                                                                        11.19             11.19        162,029    2011
                                                                        10.17             11.19        192,234    2010
                                                                         7.68             10.17        202,073    2009
                                                                        11.19              7.68        249,030    2008
                                                                        11.04             11.19        219,208    2007
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $11.80            $13.37             --    2016
                                                                        12.71             11.80             --    2015
                                                                        12.15             12.71             --    2014
                                                                         9.70             12.15             --    2013
                                                                         8.70              9.70             --    2012
                                                                         9.00              8.70         14,298    2011
                                                                         8.29              9.00         15,862    2010
                                                                         6.73              8.29         28,395    2009
                                                                        10.96              6.73         28,085    2008
                                                                        10.85             10.96             --    2007
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.87            $10.57             --    2016
                                                                        10.81              9.87             --    2015
                                                                        11.39             10.81             --    2014
                                                                         8.92             11.39             --    2013
                                                                         7.54              8.92             --    2012
                                                                         8.30              7.54             --    2011
                                                                         7.92              8.30             --    2010
                                                                         6.18              7.92             --    2009
                                                                        10.98              6.18             --    2008
                                                                        10.99             10.98             --    2007
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.22            $ 9.01             --    2016
                                                                         9.44              9.22             --    2015
                                                                         9.67              9.44          4,571    2014
                                                                         9.90              9.67             --    2013
                                                                        10.00              9.90             --    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $15.94            $16.24         44,755    2016
                                                                        16.26             15.94         49,075    2015
                                                                        15.38             16.26         50,834    2014
                                                                        13.15             15.38         61,782    2013
                                                                        11.88             13.15         61,148    2012
                                                                        12.00             11.88         64,956    2011
                                                                        11.37             12.00         69,306    2010
                                                                         9.27             11.37         72,999    2009
                                                                        11.31              9.27         63,640    2008
                                                                        10.50             11.31         69,061    2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $18.20            $18.12          5,466    2016
                                                                        16.65             18.20          5,741    2015
                                                                        15.72             16.65          7,368    2014
                                                                        12.30             15.72          8,436    2013
                                                                        10.17             12.30         10,002    2012
                                                                        11.19             10.17          8,036    2011
                                                                        10.77             11.19          8,491    2010
                                                                         7.55             10.77         26,331    2009
                                                                        13.88              7.55         30,379    2008
                                                                        10.41             13.88         13,414    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.41            $17.16            --     2016
                                                                        18.18             17.41            --     2015
                                                                        15.51             18.18            --     2014
                                                                        10.77             15.51            --     2013
                                                                         9.32             10.77            --     2012
                                                                         9.34              9.32            --     2011
                                                                         7.67              9.34            --     2010
                                                                         5.85              7.67            --     2009
                                                                        10.08              5.85            --     2008
                                                                        10.29             10.08            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $12.31            $13.79         7,262     2016
                                                                        13.19             12.31         8,045     2015
                                                                        11.90             13.19         8,477     2014
                                                                         9.70             11.90         9,454     2013
                                                                         8.71              9.70        10,547     2012
                                                                         8.28              8.71        11,430     2011
                                                                         7.56              8.28        12,619     2010
                                                                         6.31              7.56        13,435     2009
                                                                         9.94              6.31        13,654     2008
                                                                        10.00              9.94        14,433     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.40            $10.38            --     2016
                                                                         9.92              9.40            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $14.92            $15.78            --     2016
                                                                        15.29             14.92            --     2015
                                                                        14.14             15.29            --     2014
                                                                        10.99             14.14            --     2013
                                                                         9.47             10.99            --     2012
                                                                         9.94              9.47            --     2011
                                                                         9.18              9.94            --     2010
                                                                         7.43              9.18            --     2009
                                                                        11.40              7.43            --     2008
                                                                        10.61             11.40            --     2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $12.90            $13.71         2,123     2016
                                                                        13.29             12.90            --     2015
                                                                        12.57             13.29            --     2014
                                                                        10.84             12.57            --     2013
                                                                        10.01             10.84            --     2012
                                                                        10.09             10.01        21,334     2011
                                                                         9.42             10.09        21,873     2010
                                                                         8.20              9.42        21,675     2009
                                                                        10.81              8.20        20,908     2008
                                                                        10.65             10.81        20,303     2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $16.29            $17.69            --     2016
                                                                        19.57             16.29            --     2015
                                                                        17.82             19.57            --     2014
                                                                        15.18             17.82            --     2013
                                                                        13.73             15.18            --     2012
                                                                        13.20             13.73            --     2011
                                                                        11.91             13.20            --     2010
                                                                         9.18             11.91            --     2009
                                                                        15.12              9.18            --     2008
                                                                        12.14             15.12            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.66            $ 9.98            --     2016
                                                                            10.00              9.66            --     2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $13.77            $13.12            --     2016
                                                                            13.66             13.77            --     2015
                                                                            12.15             13.66            --     2014
                                                                             9.61             12.15            --     2013
                                                                             8.65              9.61            --     2012
                                                                             8.98              8.65            --     2011
                                                                             8.43              8.98            --     2010
                                                                             5.99              8.43            --     2009
                                                                            11.28              5.99            --     2008
                                                                            10.15             11.28            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares              $ 9.57            $ 9.81         1,804     2016
                                                                             9.74              9.57         1,972     2015
                                                                             9.24              9.74         2,279     2014
                                                                             8.38              9.24         2,518     2013
                                                                             7.66              8.38         2,658     2012
                                                                             7.81              7.66        14,812     2011
                                                                             7.10              7.81        15,275     2010
                                                                             5.98              7.10        16,023     2009
                                                                            10.86              5.98        15,699     2008
                                                                            10.75             10.86        13,556     2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares           $12.48            $12.45            --     2016
                                                                            12.02             12.48            --     2015
                                                                            11.67             12.02            --     2014
                                                                             8.81             11.67            --     2013
                                                                             7.77              8.81            --     2012
                                                                             7.89              7.77            --     2011
                                                                             6.35              7.89            --     2010
                                                                             4.92              6.35            --     2009
                                                                             9.92              4.92            --     2008
                                                                             9.58              9.92            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                             $12.93            $12.61         7,863     2016
                                                                            12.77             12.93        10,797     2015
                                                                            12.82             12.77        12,593     2014
                                                                            10.33             12.82        10,336     2013
                                                                             8.75             10.33        12,005     2012
                                                                             9.80              8.75        14,018     2011
                                                                             8.67              9.80        14,558     2010
                                                                             6.37              8.67        16,174     2009
                                                                            10.94              6.37        18,142     2008
                                                                            10.56             10.94            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $14.19            $15.43        21,511     2016
                                                                            14.10             14.19        14,734     2015
                                                                            13.08             14.10        17,299     2014
                                                                            10.19             13.08        20,283     2013
                                                                             8.95             10.19        24,158     2012
                                                                             9.19              8.95        55,474     2011
                                                                             8.13              9.19        62,205     2010
                                                                             6.50              8.13        40,231     2009
                                                                            10.85              6.50        41,445     2008
                                                                            10.67             10.85            --     2007
--------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $13.96            $16.04         6,231     2016
                                                                              15.22             13.96         9,918     2015
                                                                              13.96             15.22        10,841     2014
                                                                              10.17             13.96        19,028     2013
                                                                               8.85             10.17        24,581     2012
                                                                               9.28              8.85        27,907     2011
                                                                               7.73              9.28        30,730     2010
                                                                               5.78              7.73         6,156     2009
                                                                               9.55              5.78         6,830     2008
                                                                               9.92              9.55        11,623     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.13            $12.28            --     2016
                                                                              12.56             11.13            --     2015
                                                                              12.80             12.56            --     2014
                                                                              13.09             12.80            --     2013
                                                                              11.68             13.09            --     2012
                                                                              11.73             11.68            --     2011
                                                                              10.63             11.73            --     2010
                                                                               8.97             10.63            --     2009
                                                                              10.92              8.97            --     2008
                                                                              10.34             10.92            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.64            $14.98         4,459     2016
                                                                              14.20             13.64        12,803     2015
                                                                              14.08             14.20         8,640     2014
                                                                              13.63             14.08         6,120     2013
                                                                              12.21             13.63         6,007     2012
                                                                              12.10             12.21        10,093     2011
                                                                              10.83             12.10        11,749     2010
                                                                               7.91             10.83         8,716     2009
                                                                              10.58              7.91         9,854     2008
                                                                              10.47             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.67            $16.39         4,077     2016
                                                                              17.31             16.67            --     2015
                                                                              14.29             17.31            --     2014
                                                                              16.82             14.29            --     2013
                                                                              16.49             16.82            --     2012
                                                                              13.21             16.49            --     2011
                                                                              12.12             13.21            --     2010
                                                                              12.98             12.12         7,536     2009
                                                                              11.33             12.98         5,769     2008
                                                                              10.58             11.33        12,871     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.34            $11.23         5,919     2016
                                                                              11.58             11.34        15,389     2015
                                                                              11.76             11.58        45,560     2014
                                                                              12.06             11.76        43,735     2013
                                                                              11.66             12.06        40,587     2012
                                                                              11.81             11.66        52,376     2011
                                                                              11.49             11.81        58,422     2010
                                                                              10.38             11.49        64,910     2009
                                                                              10.68             10.38        57,703     2008
                                                                              10.19             10.68        82,448     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.62            $13.66        34,157     2016
                                                                 13.89             13.62        38,335     2015
                                                                 13.64             13.89        23,435     2014
                                                                 14.25             13.64        28,213     2013
                                                                 13.31             14.25        25,776     2012
                                                                 13.16             13.31        30,726     2011
                                                                 12.46             13.16        35,900     2010
                                                                 11.19             12.46        18,633     2009
                                                                 10.94             11.19        16,708     2008
                                                                 10.30             10.94        13,410     2007
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.79            $14.62            --     2016
                                                                 14.31             14.79            --     2015
                                                                 13.73             14.31            --     2014
                                                                 10.87             13.73            --     2013
                                                                 10.07             10.87            --     2012
                                                                 10.80             10.07            --     2011
                                                                 10.30             10.80            --     2010
                                                                  6.70             10.30            --     2009
                                                                 11.32              6.70            --     2008
                                                                 10.53             11.32        12,928     2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $17.22            $16.60            --     2016
                                                                 15.88             17.22            --     2015
                                                                 14.84             15.88            --     2014
                                                                 11.08             14.84            --     2013
                                                                  9.81             11.08            --     2012
                                                                 10.05              9.81            --     2011
                                                                  9.24             10.05            --     2010
                                                                  6.63              9.24            --     2009
                                                                 10.88              6.63            --     2008
                                                                  9.99             10.88            --     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 5.87            $ 7.16         9,085     2016
                                                                  8.45              5.87         5,807     2015
                                                                 10.79              8.45         4,870     2014
                                                                 10.07             10.79         4,058     2013
                                                                 10.62             10.07         4,112     2012
                                                                 13.49             10.62            --     2011
                                                                 10.83             13.49            --     2010
                                                                  6.29             10.83         4,375     2009
                                                                 13.76              6.29         6,260     2008
                                                                  9.54             13.76         2,798     2007
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $20.77            $21.49            --     2016
                                                                 19.65             20.77            --     2015
                                                                 17.13             19.65            --     2014
                                                                 13.03             17.13            --     2013
                                                                 11.43             13.03            --     2012
                                                                 11.45             11.43            --     2011
                                                                  9.90             11.45            --     2010
                                                                  6.67              9.90            --     2009
                                                                 11.76              6.67            --     2008
                                                                 10.22             11.76            --     2007
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares              $14.36            $15.49            --     2016
                                                                15.41             14.36            --     2015
                                                                14.15             15.41            --     2014
                                                                10.89             14.15            --     2013
                                                                 9.83             10.89            --     2012
                                                                10.23              9.83            --     2011
                                                                 9.39             10.23            --     2010
                                                                 7.67              9.39            --     2009
                                                                11.71              7.67            --     2008
                                                                10.89             11.71            --     2007
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.26            $11.32            --     2016
                                                                11.58             11.26            --     2015
                                                                11.28             11.58            --     2014
                                                                11.71             11.28            --     2013
                                                                11.35             11.71            --     2012
                                                                10.84             11.35            --     2011
                                                                10.32             10.84            --     2010
                                                                 9.79             10.32            --     2009
                                                                10.57              9.79            --     2008
                                                                10.33             10.57            --     2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.77            $16.78            --     2016
                                                                16.63             16.77            --     2015
                                                                14.93             16.63            --     2014
                                                                11.33             14.93            --     2013
                                                                 9.60             11.33            --     2012
                                                                 9.79              9.60            --     2011
                                                                 8.98              9.79            --     2010
                                                                 6.63              8.98            --     2009
                                                                10.72              6.63            --     2008
                                                                10.42             10.72            --     2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $16.98            $17.91         3,776     2016
                                                                16.63             16.98         4,192     2015
                                                                12.91             16.63         4,926     2014
                                                                12.89             12.91        10,030     2013
                                                                11.30             12.89         3,236     2012
                                                                10.53             11.30         3,741     2011
                                                                 8.36             10.53         4,574     2010
                                                                 6.31              8.36         5,677     2009
                                                                10.10              6.31         6,495     2008
                                                                12.15             10.10            --     2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $14.81            $16.14            --     2016
                                                                15.01             14.81            --     2015
                                                                13.57             15.01            --     2014
                                                                10.53             13.57            --     2013
                                                                 9.32             10.53            --     2012
                                                                 9.38              9.32            --     2011
                                                                 8.37              9.38            --     2010
                                                                 6.78              8.37            --     2009
                                                                11.10              6.78            --     2008
                                                                10.82             11.10         9,929     2007
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $13.72            $16.58             --    2016
                                                          14.65             13.72             --    2015
                                                          14.46             14.65             --    2014
                                                          10.82             14.46             --    2013
                                                           9.67             10.82             --    2012
                                                           9.60              9.67             --    2011
                                                           7.71              9.60             --    2010
                                                           6.04              7.71             --    2009
                                                           9.90              6.04             --    2008
                                                           9.91              9.90             --    2007
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $11.44            $11.86        311,316    2016
                                                          11.88             11.44        340,359    2015
                                                          11.58             11.88        376,181    2014
                                                          10.34             11.58        458,197    2013
                                                           9.44             10.34        498,105    2012
                                                           9.97              9.44        530,925    2011
                                                           9.34              9.97        554,386    2010
                                                           7.93              9.34        591,958    2009
                                                          11.50              7.93        611,306    2008
                                                          10.56             11.50        505,756    2007
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $14.48            $15.46             --    2016
                                                          15.18             14.48             --    2015
                                                          13.78             15.18             --    2014
                                                          10.54             13.78             --    2013
                                                           9.32             10.54             --    2012
                                                           9.83              9.32             --    2011
                                                           9.13              9.83             --    2010
                                                           7.10              9.13             --    2009
                                                          11.38              7.10             --    2008
                                                          10.79             11.38             --    2007
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.66            $18.32             --    2016
                                                          18.86             18.66             --    2015
                                                          18.59             18.86             --    2014
                                                          13.61             18.59             --    2013
                                                          11.58             13.61             --    2012
                                                          12.55             11.58             --    2011
                                                          10.00             12.55             --    2010
--------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.30            $11.55         23,809    2016
                                                            11.41             11.30         23,547    2015
                                                            10.89             11.41         25,173    2014
                                                             9.58             10.89         28,704    2013
                                                             8.64              9.58         29,671    2012
                                                             9.11              8.64         30,990    2011
                                                             8.45              9.11         31,208    2010
                                                             6.94              8.45         25,181    2009
                                                            10.17              6.94         25,076    2008
                                                            10.00             10.17          5,701    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.96            $10.62             --    2016
                                                            10.91             10.96             --    2015
                                                            10.65             10.91             --    2014
                                                             8.86             10.65             --    2013
                                                             8.00              8.86             --    2012
                                                            10.68              8.00             --    2011
                                                             9.20             10.68             --    2010
                                                             6.15              9.20             --    2009
                                                            11.96              6.15             --    2008
                                                            10.20             11.96             --    2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.12            $15.34             --    2016
                                                            14.24             14.12             --    2015
                                                            13.32             14.24             --    2014
                                                            10.12             13.32             --    2013
                                                             8.83             10.12             --    2012
                                                             8.51              8.83             --    2011
                                                             7.71              8.51             --    2010
                                                             6.55              7.71             --    2009
                                                            11.30              6.55             --    2008
                                                            11.02             11.30             --    2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.83            $ 6.62         89,911    2016
                                                             6.81              6.83         66,428    2015
                                                             7.45              6.81         62,695    2014
                                                             6.21              7.45         48,100    2013
                                                             5.56              6.21         96,895    2012
                                                             7.05              5.56         95,560    2011
                                                             6.91              7.05         86,164    2010
                                                             5.26              6.91         89,717    2009
                                                            11.52              5.26         97,759    2008
                                                            11.16             11.52        163,459    2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.14            $16.15             --    2016
                                                            14.88             16.14             --    2015
                                                            13.37             14.88             --    2014
                                                             9.98             13.37             --    2013
                                                             8.74              9.98             --    2012
                                                             9.29              8.74             --    2011
                                                             8.65              9.29             --    2010
                                                             6.45              8.65             --    2009
                                                            10.96              6.45             --    2008
                                                             9.86             10.96             --    2007
----------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                         $15.38            $15.98            --     2016
                                                                    15.97             15.38            --     2015
                                                                    16.68             15.97        13,768     2014
                                                                    11.73             16.68            --     2013
                                                                    10.46             11.73            --     2012
                                                                    10.26             10.46            --     2011
                                                                     7.68             10.26            --     2010
                                                                     5.56              7.68            --     2009
                                                                    10.45              5.56            --     2008
                                                                     9.40             10.45            --     2007
------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares          $14.34            $14.34            --     2016
                                                                    13.96             14.34            --     2015
                                                                    13.16             13.96            --     2014
                                                                     9.60             13.16            --     2013
                                                                    10.00              9.60            --     2012
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares         $15.45            $15.42            --     2016
                                                                    15.08             15.45            --     2015
                                                                    14.26             15.08            --     2014
                                                                    10.43             14.26            --     2013
                                                                     9.40             10.43            --     2012
                                                                    10.27              9.40            --     2011
                                                                     8.78             10.27            --     2010
                                                                     5.42              8.78            --     2009
                                                                    10.90              5.42            --     2008
                                                                     9.55             10.90            --     2007
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                   $13.44            $15.38        32,930     2016
                                                                    14.65             13.44            --     2015
                                                                    13.73             14.65            --     2014
                                                                    10.35             13.73            --     2013
                                                                     8.90             10.35            --     2012
                                                                     9.29              8.90           417     2011
                                                                     8.21              9.29           417     2010
                                                                     6.54              8.21         1,448     2009
                                                                    10.42              6.54           417     2008
                                                                    10.91             10.42        63,289     2007
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                 $14.01            $15.11        50,303     2016
                                                                    15.20             14.01            --     2015
                                                                    14.37             15.20            --     2014
                                                                    11.37             14.37            --     2013
                                                                    10.21             11.37            --     2012
                                                                    10.44             10.21            --     2011
                                                                     9.75             10.44            --     2010
                                                                     7.77              9.75            --     2009
                                                                    11.37              7.77            --     2008
                                                                    10.75             11.37            --     2007
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares          $12.65            $14.21        10,037     2016
                                                                    13.28             12.65        10,719     2015
                                                                    12.49             13.28         5,976     2014
                                                                    10.22             12.49         6,667     2013
                                                                     9.30             10.22         7,615     2012
                                                                     9.63              9.30         8,804     2011
                                                                     8.79              9.63        10,833     2010
                                                                     7.34              8.79        11,528     2009
                                                                     9.71              7.34         6,166     2008
                                                                    10.00              9.71         8,489     2007
------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $11.53            $11.19         15,315    2016
                                                                      12.10             11.53         39,184    2015
                                                                      12.36             12.10         26,803    2014
                                                                      10.65             12.36         29,022    2013
                                                                       9.45             10.65         33,312    2012
                                                                      10.38              9.45         28,466    2011
                                                                       9.43             10.38         29,304    2010
                                                                       7.15              9.43         48,502    2009
                                                                      12.29              7.15         53,714    2008
                                                                      10.98             12.29         65,819    2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $ 9.60            $11.07             --    2016
                                                                      10.99              9.60             --    2015
                                                                      10.56             10.99             --    2014
                                                                       8.10             10.56             --    2013
                                                                       7.04              8.10             --    2012
                                                                       7.45              7.04             --    2011
                                                                       7.12              7.45             --    2010
                                                                       4.93              7.12             --    2009
                                                                      10.48              4.93             --    2008
                                                                      10.58             10.48          1,651    2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.46            $11.70         29,192    2016
                                                                      12.02             11.46          7,894    2015
                                                                      11.89             12.02         44,950    2014
                                                                      13.29             11.89         48,540    2013
                                                                      12.65             13.29         43,879    2012
                                                                      11.58             12.65         52,137    2011
                                                                      11.26             11.58         63,671    2010
                                                                      10.45             11.26        103,732    2009
                                                                      10.86             10.45         93,637    2008
                                                                      10.14             10.86             --    2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $13.44            $15.47         27,205    2016
                                                                      14.64             13.44             --    2015
                                                                      13.65             14.64             --    2014
                                                                      10.14             13.65             --    2013
                                                                       9.11             10.14             --    2012
                                                                       9.58              9.11             --    2011
                                                                       8.71              9.58             --    2010
                                                                       6.80              8.71             --    2009
                                                                      11.03              6.80             --    2008
                                                                      11.11             11.03             --    2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $13.01            $13.21        318,970    2016
                                                                      13.44             13.01        363,311    2015
                                                                      13.48             13.44        366,536    2014
                                                                      12.05             13.48        424,292    2013
                                                                      11.20             12.05        458,490    2012
                                                                      11.89             11.20        537,036    2011
                                                                      11.07             11.89        571,075    2010
                                                                       9.36             11.07        581,813    2009
                                                                      11.92              9.36        572,794    2008
                                                                      10.44             11.92        397,326    2007
--------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares             $14.05            $14.78            --     2016
                                 14.01             14.05            --     2015
                                 12.57             14.01            --     2014
                                  9.62             12.57            --     2013
                                  8.57              9.62            --     2012
                                  8.56              8.57            --     2011
                                  7.61              8.56            --     2010
                                  6.14              7.61            --     2009
                                 10.63              6.14            --     2008
                                 10.06             10.63            --     2007
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $12.15            $14.67            --     2016
                                 13.33             12.15            --     2015
                                 12.97             13.33            --     2014
                                  9.33             12.97            --     2013
                                  8.43              9.33            --     2012
                                  8.85              8.43            --     2011
                                  7.05              8.85            --     2010
                                  5.63              7.05            --     2009
                                  9.63              5.63            --     2008
                                  9.96              9.63            --     2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.66            --     2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.40            --     2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $11.08            $11.81        14,409     2016
                                 11.45             11.08        16,337     2015
                                 11.64             11.45        37,873     2014
                                 11.46             11.64        39,945     2013
                                 10.92             11.46        30,694     2012
                                 10.88             10.92           300     2011
                                 10.20             10.88           300     2010
                                  7.23             10.20        30,058     2009
                                 10.14              7.23        33,928     2008
                                 10.20             10.14        53,071     2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $14.66            $16.42            --     2016
                                 15.40             14.66            --     2015
                                 15.38             15.40            --     2014
                                 14.73             15.38            --     2013
                                 13.18             14.73            --     2012
                                 12.84             13.18            --     2011
                                 11.48             12.84            --     2010
                                  7.70             11.48            --     2009
                                 10.65              7.70            --     2008
                                 10.56             10.65            --     2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $14.78            $14.95            --     2016
                                 14.24             14.78            --     2015
                                 13.30             14.24            --     2014
                                  9.74             13.30            --     2013
                                  8.51              9.74            --     2012
                                 10.06              8.51        46,636     2011
                                  8.73             10.06        44,735     2010
                                  6.92              8.73        34,214     2009
                                 12.17              6.92        37,150     2008
                                 10.32             12.17            --     2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.40            $15.07         68,498    2016
                                                                         14.68             14.40         73,001    2015
                                                                         13.64             14.68         78,849    2014
                                                                         11.69             13.64         89,522    2013
                                                                         10.41             11.69         95,907    2012
                                                                         11.07             10.41        105,243    2011
                                                                          9.61             11.07        121,793    2010
                                                                          7.10              9.61        116,536    2009
                                                                         11.03              7.10        130,763    2008
                                                                         10.38             11.03         26,785    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.79            $15.58         16,276    2016
                                                                         15.06             14.79         73,313    2015
                                                                         13.79             15.06         86,666    2014
                                                                         10.77             13.79        112,273    2013
                                                                          9.48             10.77        141,746    2012
                                                                          9.97              9.48            384    2011
                                                                          8.72              9.97            384    2010
                                                                          6.58              8.72          1,365    2009
                                                                         11.74              6.58            384    2008
                                                                         10.24             11.74         57,480    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.29            $15.35             --    2016
                                                                         15.48             15.29             --    2015
                                                                         14.30             15.48             --    2014
                                                                         10.58             14.30             --    2013
                                                                          8.85             10.58             --    2012
                                                                          9.30              8.85             --    2011
                                                                          8.06              9.30             --    2010
                                                                          6.07              8.06             --    2009
                                                                         10.58              6.07             --    2008
                                                                         10.14             10.58             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.15            $13.99             --    2016
                                                                         12.97             12.15         37,361    2015
                                                                         12.23             12.97         41,860    2014
                                                                          9.78             12.23         58,220    2013
                                                                          8.55              9.78         71,939    2012
                                                                          8.68              8.55            336    2011
                                                                          7.72              8.68            336    2010
                                                                          6.08              7.72          1,214    2009
                                                                         10.87              6.08            336    2008
                                                                         10.98             10.87         49,223    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $14.00            $15.86             --    2016
                                                                         14.69             14.00             --    2015
                                                                         13.63             14.69             --    2014
                                                                         10.46             13.63             --    2013
                                                                          9.04             10.46             --    2012
                                                                          9.12              9.04             --    2011
                                                                          8.14              9.12             --    2010
                                                                          6.55              8.14             --    2009
                                                                         11.53              6.55             --    2008
                                                                         10.55             11.53             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.17            $15.82             --    2016
                                                                         15.69             16.17         27,983    2015
                                                                         14.33             15.69         13,883    2014
                                                                         10.65             14.33         16,630    2013
                                                                         10.00             10.65         22,026    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $16.09            $15.83             --    2016
                                                                         15.39             16.09             --    2015
                                                                         14.18             15.39             --    2014
                                                                         10.66             14.18             --    2013
                                                                          9.53             10.66             --    2012
                                                                          9.74              9.53             --    2011
                                                                          8.04              9.74             --    2010
                                                                          6.43              8.04             --    2009
                                                                         12.47              6.43             --    2008
                                                                         10.07             12.47             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.70            $11.96         99,862    2016
                                                                         12.07             11.70         92,732    2015
                                                                         11.68             12.07         62,943    2014
                                                                         12.20             11.68         79,216    2013
                                                                         11.81             12.20         86,291    2012
                                                                         11.28             11.81            299    2011
                                                                         10.73             11.28            299    2010
                                                                          9.50             10.73            928    2009
                                                                         10.06              9.50            299    2008
                                                                         10.00             10.06         51,923    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $14.51            $15.88         26,554    2016
                                                                         15.08             14.51         24,762    2015
                                                                         14.54             15.08         50,706    2014
                                                                         10.94             14.54         49,351    2013
                                                                          9.77             10.94         64,818    2012
                                                                         11.20              9.77            151    2011
                                                                          8.91             11.20            151    2010
                                                                          6.52              8.91            535    2009
                                                                         11.04              6.52            151    2008
                                                                          9.78             11.04         24,522    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.68            $14.62             --    2016
                                                                         14.45             13.68             --    2015
                                                                         13.87             14.45             --    2014
                                                                         10.90             13.87             --    2013
                                                                          8.77             10.90             --    2012
                                                                          9.86              8.77             --    2011
                                                                          7.98              9.86             --    2010
                                                                          5.19              7.98             --    2009
                                                                         10.90              5.19             --    2008
                                                                         10.57             10.90             --    2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.34            $11.44        109,343    2016
                                                                         11.27             10.34        123,823    2015
                                                                         11.20             11.27        138,320    2014
                                                                          9.26             11.20        167,154    2013
                                                                          8.21              9.26        209,836    2012
                                                                          8.52              8.21        236,996    2011
                                                                          7.90              8.52        255,075    2010
                                                                          6.20              7.90        274,556    2009
                                                                          9.89              6.20        294,748    2008
                                                                         10.00              9.89         63,710    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $12.89            $14.37        233,502    2016
                                                                        14.18             12.89        277,212    2015
                                                                        13.86             14.18        309,641    2014
                                                                        12.44             13.86        352,934    2013
                                                                        11.29             12.44        395,634    2012
                                                                        11.27             11.29        482,460    2011
                                                                        10.23             11.27        574,715    2010
                                                                         7.71             10.23        653,941    2009
                                                                        11.21              7.71        723,181    2008
                                                                        11.05             11.21        743,713    2007
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $11.98            $13.59             --    2016
                                                                        12.88             11.98             --    2015
                                                                        12.30             12.88             --    2014
                                                                         9.80             12.30             --    2013
                                                                         8.77              9.80             --    2012
                                                                         9.06              8.77         45,856    2011
                                                                         8.33              9.06         49,347    2010
                                                                         6.76              8.33         88,774    2009
                                                                        10.99              6.76         92,721    2008
                                                                        10.86             10.99             --    2007
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.02            $10.74             --    2016
                                                                        10.95             10.02             --    2015
                                                                        11.52             10.95             --    2014
                                                                         9.01             11.52             --    2013
                                                                         7.61              9.01             --    2012
                                                                         8.36              7.61             --    2011
                                                                         7.96              8.36             --    2010
                                                                         6.21              7.96             --    2009
                                                                        11.01              6.21             --    2008
                                                                        11.00             11.01             --    2007
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.27            $ 9.07             --    2016
                                                                         9.48              9.27          4,656    2015
                                                                         9.69              9.48             --    2014
                                                                         9.91              9.69            773    2013
                                                                        10.00              9.91         18,430    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $16.18            $16.51         79,457    2016
                                                                        16.48             16.18         85,724    2015
                                                                        15.57             16.48         90,122    2014
                                                                        13.29             15.57         96,616    2013
                                                                        11.98             13.29        103,252    2012
                                                                        12.09             11.98        116,812    2011
                                                                        11.43             12.09        125,675    2010
                                                                         9.31             11.43        130,651    2009
                                                                        11.34              9.31        132,943    2008
                                                                        10.51             11.34         19,029    2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $18.48            $18.42         13,731    2016
                                                                        16.88             18.48         14,680    2015
                                                                        15.91             16.88         19,376    2014
                                                                        12.43             15.91         22,524    2013
                                                                        10.26             12.43         28,428    2012
                                                                        11.27             10.26         26,095    2011
                                                                        10.83             11.27         26,720    2010
                                                                         7.58             10.83         83,483    2009
                                                                        13.92              7.58        100,531    2008
                                                                        10.42             13.92         49,040    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.67            $17.44            --     2016
                                                                        18.42             17.67            --     2015
                                                                        15.69             18.42            --     2014
                                                                        10.89             15.69            --     2013
                                                                         9.40             10.89            --     2012
                                                                         9.40              9.40            --     2011
                                                                         7.71              9.40            --     2010
                                                                         5.87              7.71            --     2009
                                                                        10.11              5.87            --     2008
                                                                        10.30             10.11            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $12.47            $14.00         5,770     2016
                                                                        13.34             12.47         6,431     2015
                                                                        12.02             13.34         6,986     2014
                                                                         9.78             12.02         7,894     2013
                                                                         8.77              9.78        12,501     2012
                                                                         8.32              8.77        13,892     2011
                                                                         7.59              8.32        15,499     2010
                                                                         6.33              7.59        16,616     2009
                                                                         9.95              6.33        17,510     2008
                                                                        10.00              9.95        17,298     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.42            $10.41            --     2016
                                                                         9.92              9.42            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $15.15            $16.05            --     2016
                                                                        15.49             15.15            --     2015
                                                                        14.31             15.49            --     2014
                                                                        11.11             14.31            --     2013
                                                                         9.56             11.11            --     2012
                                                                        10.01              9.56            --     2011
                                                                         9.23             10.01            --     2010
                                                                         7.46              9.23            --     2009
                                                                        11.43              7.46            --     2008
                                                                        10.62             11.43            --     2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.09            $13.93        16,690     2016
                                                                        13.46             13.09        18,697     2015
                                                                        12.72             13.46        20,926     2014
                                                                        10.95             12.72        23,460     2013
                                                                        10.10             10.95        27,536     2012
                                                                        10.16             10.10        42,545     2011
                                                                         9.48             10.16        47,363     2010
                                                                         8.23              9.48        51,720     2009
                                                                        10.83              8.23        36,521     2008
                                                                        10.66             10.83        37,824     2007
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $16.53            $17.99            --     2016
                                                                        19.83             16.53            --     2015
                                                                        18.03             19.83            --     2014
                                                                        15.33             18.03            --     2013
                                                                        13.85             15.33            --     2012
                                                                        13.30             13.85            --     2011
                                                                        11.98             13.30            --     2010
                                                                         9.22             11.98            --     2009
                                                                        15.15              9.22            --     2008
                                                                        12.15             15.15            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $ 9.67            $10.01             --    2016
                                                                          10.00              9.67             --    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.98            $13.34             --    2016
                                                                          13.84             13.98             --    2015
                                                                          12.29             13.84             --    2014
                                                                           9.71             12.29             --    2013
                                                                           8.73              9.71             --    2012
                                                                           9.05              8.73             --    2011
                                                                           8.47              9.05             --    2010
                                                                           6.01              8.47             --    2009
                                                                          11.31              6.01             --    2008
                                                                          10.16             11.31             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.71            $ 9.97         12,237    2016
                                                                           9.87              9.71         13,001    2015
                                                                           9.35              9.87         14,302    2014
                                                                           8.47              9.35         15,492    2013
                                                                           7.73              8.47         16,196    2012
                                                                           7.87              7.73         17,324    2011
                                                                           7.14              7.87         18,577    2010
                                                                           6.00              7.14         20,006    2009
                                                                          10.89              6.00         23,178    2008
                                                                          10.76             10.89         14,188    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.67            $12.65             --    2016
                                                                          12.18             12.67             --    2015
                                                                          11.81             12.18             --    2014
                                                                           8.90             11.81             --    2013
                                                                           7.83              8.90             --    2012
                                                                           7.94              7.83             --    2011
                                                                           6.39              7.94             --    2010
                                                                           4.94              6.39             --    2009
                                                                           9.94              4.94             --    2008
                                                                           9.59              9.94             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $13.12            $12.82         19,772    2016
                                                                          12.94             13.12         27,614    2015
                                                                          12.97             12.94         33,164    2014
                                                                          10.44             12.97         27,650    2013
                                                                           8.83             10.44         33,992    2012
                                                                           9.87              8.83         44,932    2011
                                                                           8.72              9.87         45,242    2010
                                                                           6.40              8.72         50,589    2009
                                                                          10.96              6.40         59,977    2008
                                                                          10.57             10.96             --    2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.41            $15.68         54,081    2016
                                                                          14.29             14.41         37,655    2015
                                                                          13.23             14.29         45,530    2014
                                                                          10.29             13.23         54,112    2013
                                                                           9.03             10.29         68,584    2012
                                                                           9.26              9.03        177,904    2011
                                                                           8.17              9.26        193,573    2010
                                                                           6.53              8.17        125,850    2009
                                                                          10.88              6.53        137,225    2008
                                                                          10.68             10.88             --    2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $14.17            $16.31         15,682    2016
                                                                              15.43             14.17         25,409    2015
                                                                              14.13             15.43         28,521    2014
                                                                              10.27             14.13         50,739    2013
                                                                               8.93             10.27         69,600    2012
                                                                               9.35              8.93         89,646    2011
                                                                               7.77              9.35         95,756    2010
                                                                               5.80              7.77         20,184    2009
                                                                               9.57              5.80         22,888    2008
                                                                               9.93              9.57         41,931    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.30            $12.48             --    2016
                                                                              12.72             11.30             --    2015
                                                                              12.95             12.72             --    2014
                                                                              13.23             12.95             --    2013
                                                                              11.78             13.23             --    2012
                                                                              11.82             11.78             --    2011
                                                                              10.69             11.82             --    2010
                                                                               9.00             10.69             --    2009
                                                                              10.95              9.00             --    2008
                                                                              10.35             10.95             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.85            $15.23         11,231    2016
                                                                              14.39             13.85         32,830    2015
                                                                              14.24             14.39         22,720    2014
                                                                              13.77             14.24         16,350    2013
                                                                              12.32             13.77         17,056    2012
                                                                              12.19             12.32         32,467    2011
                                                                              10.89             12.19         36,526    2010
                                                                               7.94             10.89         27,252    2009
                                                                              10.61              7.94         32,747    2008
                                                                              10.48             10.61             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.92            $16.66         10,283    2016
                                                                              17.54             16.92             --    2015
                                                                              14.46             17.54             --    2014
                                                                              16.99             14.46             --    2013
                                                                              16.63             16.99             --    2012
                                                                              13.30             16.63            255    2011
                                                                              12.19             13.30            255    2010
                                                                              13.04             12.19         24,368    2009
                                                                              11.36             13.04         19,230    2008
                                                                              10.59             11.36         47,805    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.51            $11.42         14,914    2016
                                                                              11.73             11.51         39,344    2015
                                                                              11.90             11.73        119,838    2014
                                                                              12.18             11.90        116,887    2013
                                                                              11.77             12.18        115,379    2012
                                                                              11.90             11.77        136,470    2011
                                                                              11.55             11.90        150,581    2010
                                                                              10.43             11.55        208,068    2009
                                                                              10.70             10.43        191,968    2008
                                                                              10.20             10.70        302,594    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.83            $13.88         86,136    2016
                                                                 14.07             13.83         98,092    2015
                                                                 13.80             14.07         61,588    2014
                                                                 14.39             13.80         75,440    2013
                                                                 13.43             14.39         73,285    2012
                                                                 13.25             13.43         99,180    2011
                                                                 12.53             13.25        111,796    2010
                                                                 11.24             12.53         59,046    2009
                                                                 10.97             11.24         55,332    2008
                                                                 10.31             10.97         49,390    2007
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.01            $14.87             --    2016
                                                                 14.50             15.01             --    2015
                                                                 13.90             14.50             --    2014
                                                                 10.99             13.90             --    2013
                                                                 10.15             10.99             --    2012
                                                                 10.87             10.15            275    2011
                                                                 10.35             10.87            275    2010
                                                                  6.73             10.35            946    2009
                                                                 11.35              6.73            275    2008
                                                                 10.54             11.35         46,982    2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $17.47            $16.87             --    2016
                                                                 16.09             17.47             --    2015
                                                                 15.01             16.09             --    2014
                                                                 11.20             15.01             --    2013
                                                                  9.89             11.20             --    2012
                                                                 10.12              9.89             --    2011
                                                                  9.29             10.12             --    2010
                                                                  6.66              9.29             --    2009
                                                                 10.91              6.66             --    2008
                                                                 10.00             10.91             --    2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 5.96            $ 7.28         22,932    2016
                                                                  8.57              5.96         14,847    2015
                                                                 10.92              8.57         12,786    2014
                                                                 10.17             10.92         10,825    2013
                                                                 10.72             10.17         11,633    2012
                                                                 13.59             10.72             59    2011
                                                                 10.90             13.59             59    2010
                                                                  6.32             10.90         13,963    2009
                                                                 13.80              6.32         21,088    2008
                                                                  9.55             13.80         10,157    2007
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $21.08            $21.85             --    2016
                                                                 19.91             21.08             --    2015
                                                                 17.33             19.91             --    2014
                                                                 13.17             17.33             --    2013
                                                                 11.53             13.17             --    2012
                                                                 11.54             11.53             --    2011
                                                                  9.96             11.54             --    2010
                                                                  6.70              9.96             --    2009
                                                                 11.79              6.70             --    2008
                                                                 10.23             11.79             --    2007
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares              $14.57            $15.75            --     2016
                                                                15.61             14.57            --     2015
                                                                14.32             15.61            --     2014
                                                                11.00             14.32            --     2013
                                                                 9.92             11.00            --     2012
                                                                10.30              9.92            --     2011
                                                                 9.44             10.30            --     2010
                                                                 7.70              9.44            --     2009
                                                                11.74              7.70            --     2008
                                                                10.90             11.74            --     2007
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.43            $11.51            --     2016
                                                                11.73             11.43            --     2015
                                                                11.41             11.73            --     2014
                                                                11.83             11.41            --     2013
                                                                11.44             11.83            --     2012
                                                                10.91             11.44            --     2011
                                                                10.37             10.91            --     2010
                                                                 9.83             10.37            --     2009
                                                                10.60              9.83            --     2008
                                                                10.34             10.60            --     2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $17.02            $17.06            --     2016
                                                                16.85             17.02            --     2015
                                                                15.11             16.85            --     2014
                                                                11.45             15.11            --     2013
                                                                 9.69             11.45            --     2012
                                                                 9.86              9.69            --     2011
                                                                 9.03              9.86            --     2010
                                                                 6.66              9.03            --     2009
                                                                10.74              6.66            --     2008
                                                                10.43             10.74            --     2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $17.23            $18.20         9,543     2016
                                                                16.85             17.23        10,709     2015
                                                                13.06             16.85        12,952     2014
                                                                13.02             13.06        26,745     2013
                                                                11.40             13.02         9,160     2012
                                                                10.61             11.40        11,982     2011
                                                                 8.41             10.61        14,272     2010
                                                                 6.34              8.41        17,790     2009
                                                                10.13              6.34        21,485     2008
                                                                12.16             10.13            --     2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $15.03            $16.41            --     2016
                                                                15.21             15.03            --     2015
                                                                13.73             15.21            --     2014
                                                                10.64             13.73            --     2013
                                                                 9.40             10.64            --     2012
                                                                 9.45              9.40           233     2011
                                                                 8.41              9.45           233     2010
                                                                 6.81              8.41           839     2009
                                                                11.13              6.81           233     2008
                                                                10.83             11.13        36,075     2007
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $13.92            $16.86              --   2016
                                                          14.85             13.92              --   2015
                                                          14.63             14.85              --   2014
                                                          10.93             14.63              --   2013
                                                           9.75             10.93              --   2012
                                                           9.67              9.75              --   2011
                                                           7.76              9.67              --   2010
                                                           6.06              7.76              --   2009
                                                           9.93              6.06              --   2008
                                                           9.92              9.93              --   2007
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $11.62            $12.05         437,686   2016
                                                          12.04             11.62         491,182   2015
                                                          11.72             12.04         585,736   2014
                                                          10.45             11.72         689,333   2013
                                                           9.52             10.45         825,240   2012
                                                          10.04              9.52         972,620   2011
                                                           9.39             10.04       1,104,999   2010
                                                           7.96              9.39       1,205,284   2009
                                                          11.53              7.96       1,230,856   2008
                                                          10.57             11.53         945,821   2007
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $14.70            $15.71              --   2016
                                                          15.38             14.70              --   2015
                                                          13.95             15.38              --   2014
                                                          10.65             13.95              --   2013
                                                           9.40             10.65              --   2012
                                                           9.90              9.40              --   2011
                                                           9.18              9.90              --   2010
                                                           7.13              9.18              --   2009
                                                          11.41              7.13              --   2008
                                                          10.80             11.41              --   2007
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.82            $18.50              --   2016
                                                          18.99             18.82              --   2015
                                                          18.69             18.99              --   2014
                                                          13.66             18.69              --   2013
                                                          11.61             13.66              --   2012
                                                          12.56             11.61              --   2011
                                                          10.00             12.56              --   2010
--------------------------------------------------------------------------------------------------------

                                 Principal Protection Advantage Elected
                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.40            $11.66            --     2016
                                                            11.50             11.40            --     2015
                                                            10.96             11.50            --     2014
                                                             9.63             10.96            --     2013
                                                             8.68              9.63            --     2012
                                                             9.14              8.68            --     2011
                                                             8.47              9.14         2,445     2010
                                                             6.95              8.47         2,466     2009
                                                            10.17              6.95         2,503     2008
                                                            10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.86            $12.48            --     2016
                                                            12.80             12.86            --     2015
                                                            12.47             12.80            --     2014
                                                            10.36             12.47            --     2013
                                                             9.35             10.36            --     2012
                                                            12.47              9.35            --     2011
                                                            10.74             12.47            --     2010
                                                             7.16             10.74            --     2009
                                                            13.93              7.16            --     2008
                                                            11.87             13.93            --     2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $16.38            $17.82           560     2016
                                                            16.50             16.38           779     2015
                                                            15.42             16.50           794     2014
                                                            11.70             15.42         1,509     2013
                                                            10.20             11.70         3,712     2012
                                                             9.82             10.20         5,561     2011
                                                             8.89              9.82         5,911     2010
                                                             7.55              8.89         9,946     2009
                                                            13.00              7.55        10,137     2008
                                                            12.66             13.00        20,529     2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.81            $ 9.53        10,058     2016
                                                             9.79              9.81         8,137     2015
                                                            10.69              9.79         8,232     2014
                                                             8.90             10.69         7,596     2013
                                                             7.96              8.90        17,301     2012
                                                            10.09              7.96        23,229     2011
                                                             9.88             10.09        20,451     2010
                                                             7.51              9.88        28,727     2009
                                                            16.43              7.51        35,183     2008
                                                            15.89             16.43        32,185     2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $19.68            $19.72            --     2016
                                                            18.14             19.68            --     2015
                                                            16.27             18.14            --     2014
                                                            12.13             16.27            --     2013
                                                            10.62             12.13            --     2012
                                                            11.27             10.62            --     2011
                                                            10.48             11.27            --     2010
                                                             7.81             10.48            --     2009
                                                            13.25              7.81            --     2008
                                                            11.92             13.25           747     2007
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.54            $16.16            --     2016
                                                                        16.12             15.54            --     2015
                                                                        16.81             16.12         1,944     2014
                                                                        11.81             16.81            --     2013
                                                                        10.52             11.81            --     2012
                                                                        10.31             10.52            --     2011
                                                                         7.71             10.31            --     2010
                                                                         5.57              7.71            --     2009
                                                                        10.47              5.57            --     2008
                                                                         9.41             10.47            --     2007
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.39            $14.41            --     2016
                                                                        14.00             14.39            --     2015
                                                                        13.19             14.00            --     2014
                                                                         9.61             13.19            --     2013
                                                                        10.00              9.61            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.59            $18.57            --     2016
                                                                        18.13             18.59            --     2015
                                                                        17.12             18.13            --     2014
                                                                        12.51             17.12            --     2013
                                                                        11.27             12.51            --     2012
                                                                        12.29             11.27            --     2011
                                                                        10.50             12.29            --     2010
                                                                         6.48             10.50            --     2009
                                                                        13.00              6.48            --     2008
                                                                        11.39             13.00            --     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.28            $18.65         4,703     2016
                                                                        17.73             16.28         1,140     2015
                                                                        16.60             17.73         1,355     2014
                                                                        12.50             16.60         1,995     2013
                                                                        10.73             12.50         3,155     2012
                                                                        11.20             10.73         5,173     2011
                                                                         9.89             11.20         7,133     2010
                                                                         7.87              9.89        17,826     2009
                                                                        12.52              7.87        46,944     2008
                                                                        13.09             12.52        57,304     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.15            $15.27         7,098     2016
                                                                        15.33             14.15           311     2015
                                                                        14.48             15.33           294     2014
                                                                        11.45             14.48           311     2013
                                                                        10.27             11.45           350     2012
                                                                        10.49             10.27           358     2011
                                                                         9.78             10.49           362     2010
                                                                         7.79              9.78           354     2009
                                                                        11.39              7.79           365     2008
                                                                        10.76             11.39           345     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $12.77            $14.35            --     2016
                                                                        13.39             12.77            --     2015
                                                                        12.57             13.39            --     2014
                                                                        10.28             12.57            --     2013
                                                                         9.35             10.28            --     2012
                                                                         9.67              9.35           350     2011
                                                                         8.82              9.67           352     2010
                                                                         7.35              8.82            --     2009
                                                                         9.71              7.35            --     2008
                                                                        10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $16.23            $15.78         2,440     2016
                                                                      17.02             16.23         4,861     2015
                                                                      17.37             17.02         3,791     2014
                                                                      14.95             17.37         3,964     2013
                                                                      13.25             14.95         5,554     2012
                                                                      14.55             13.25         6,404     2011
                                                                      13.20             14.55         6,126     2010
                                                                       9.99             13.20        13,471     2009
                                                                      17.16              9.99        16,057     2008
                                                                      15.32             17.16        12,003     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $11.23            $12.97         1,653     2016
                                                                      12.84             11.23         1,844     2015
                                                                      12.33             12.84         1,692     2014
                                                                       9.45             12.33         1,729     2013
                                                                       8.21              9.45         1,968     2012
                                                                       8.68              8.21         2,054     2011
                                                                       8.29              8.68         3,333     2010
                                                                       5.73              8.29         6,620     2009
                                                                      12.17              5.73        15,897     2008
                                                                      12.26             12.17        18,769     2007
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.25            $11.50         4,119     2016
                                                                      11.79             11.25         1,846     2015
                                                                      11.65             11.79         7,311     2014
                                                                      13.01             11.65         7,992     2013
                                                                      12.37             13.01        12,989     2012
                                                                      11.31             12.37        18,264     2011
                                                                      10.99             11.31        16,863     2010
                                                                      10.19             10.99        36,646     2009
                                                                      10.57             10.19        33,177     2008
                                                                       9.86             10.57         2,308     2007
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $15.81            $18.23         3,150     2016
                                                                      17.21             15.81            --     2015
                                                                      16.04             17.21            --     2014
                                                                      11.90             16.04            --     2013
                                                                      10.68             11.90            --     2012
                                                                      11.22             10.68            --     2011
                                                                      10.19             11.22            --     2010
                                                                       7.95             10.19            --     2009
                                                                      12.87              7.95            --     2008
                                                                      12.95             12.87           870     2007
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $15.79            $16.05         3,532     2016
                                                                      16.30             15.79         3,632     2015
                                                                      16.33             16.30         6,270     2014
                                                                      14.58             16.33         6,276     2013
                                                                      13.54             14.58         8,664     2012
                                                                      14.35             13.54         6,041     2011
                                                                      13.36             14.35        37,118     2010
                                                                      11.28             13.36        52,786     2009
                                                                      14.35             11.28        46,126     2008
                                                                      12.56             14.35        11,543     2007
--------------------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares             $17.26            $18.17            --     2016
                                 17.20             17.26            --     2015
                                 15.41             17.20            --     2014
                                 11.79             15.41            --     2013
                                 10.49             11.79            --     2012
                                 10.47             10.49            --     2011
                                  9.29             10.47            --     2010
                                  7.49              9.29            --     2009
                                 12.95              7.49            --     2008
                                 12.24             12.95            --     2007
-------------------------------------------------------------------------------
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares                       $16.30            $19.69           611     2016
                                 17.86             16.30           714     2015
                                 17.36             17.86           683     2014
                                 12.48             17.36           686     2013
                                 11.26             12.48           893     2012
                                 11.80             11.26           895     2011
                                  9.40             11.80           892     2010
                                  7.50              9.40         1,020     2009
                                 12.81              7.50         1,206     2008
                                 13.23             12.81         2,167     2007
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $10.00            $ 9.67         7,368     2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.00            $10.40         2,389     2016
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $11.57            $12.34         1,887     2016
                                 11.93             11.57         2,291     2015
                                 12.12             11.93         5,368     2014
                                 11.92             12.12         5,348     2013
                                 11.35             11.92         5,317     2012
                                 11.30             11.35           145     2011
                                 10.58             11.30           150     2010
                                  7.49             10.58         9,764     2009
                                 10.50              7.49        11,325     2008
                                 10.55             10.50         9,115     2007
-------------------------------------------------------------------------------
Federated Insurance
 Series
-------------------------------------------------------------------------------
 Federated High Income
   Bond Fund II --
   Service Shares               $16.18            $18.14           111     2016
                                 16.99             16.18           162     2015
                                 16.95             16.99           158     2014
                                 16.22             16.95           380     2013
                                 14.49             16.22           346     2012
                                 14.11             14.49           359     2011
                                 12.60             14.11           557     2010
                                  8.44             12.60         1,530     2009
                                 11.66              8.44         2,203     2008
                                 11.55             11.66         5,995     2007
-------------------------------------------------------------------------------
 Federated Kaufmann Fund
   II -- Service Shares         $19.64            $19.89            --     2016
                                 18.90             19.64           101     2015
                                 17.64             18.90           106     2014
                                 12.90             17.64           334     2013
                                 11.26             12.90           771     2012
                                 13.30             11.26         9,529     2011
                                 11.54             13.30         8,515     2010
                                  9.13             11.54         9,274     2009
                                 16.05              9.13         9,880     2008
                                 13.59             16.05           247     2007
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $14.48            $14.58         38,288    2016
                                                                         14.80             14.48         44,448    2015
                                                                         14.33             14.80         45,046    2014
                                                                         12.69             14.33         50,465    2013
                                                                         11.55             12.69         60,796    2012
                                                                         12.14             11.55         76,207    2011
                                                                         10.88             12.14         78,272    2010
                                                                          8.63             10.88        102,480    2009
                                                                         12.40              8.63        112,542    2008
                                                                         11.00             12.40        161,591    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.55            $15.24            456    2016
                                                                         14.81             14.55            463    2015
                                                                         13.75             14.81            474    2014
                                                                         11.77             13.75            499    2013
                                                                         10.47             11.77            513    2012
                                                                         11.12             10.47            535    2011
                                                                          9.65             11.12          9,475    2010
                                                                          7.12              9.65         14,966    2009
                                                                         11.05              7.12         19,574    2008
                                                                         10.38             11.05          8,877    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.18            $21.28          1,626    2016
                                                                         20.53             20.18          7,885    2015
                                                                         18.78             20.53          9,652    2014
                                                                         14.65             18.78         12,552    2013
                                                                         12.88             14.65         21,209    2012
                                                                         13.53             12.88             --    2011
                                                                         11.82             13.53             --    2010
                                                                          8.91             11.82            949    2009
                                                                         15.89              8.91          4,415    2008
                                                                         13.84             15.89         11,142    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.25            $21.36             --    2016
                                                                         21.48             21.25             --    2015
                                                                         19.83             21.48             --    2014
                                                                         14.65             19.83             --    2013
                                                                         12.24             14.65             --    2012
                                                                         12.86             12.24             --    2011
                                                                         11.13             12.86             --    2010
                                                                          8.38             11.13             --    2009
                                                                         14.59              8.38             --    2008
                                                                         13.96             14.59             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.85            $17.12          2,603    2016
                                                                         15.84             14.85          7,515    2015
                                                                         14.92             15.84          8,259    2014
                                                                         11.92             14.92         10,346    2013
                                                                         10.40             11.92         15,197    2012
                                                                         10.56             10.40          4,579    2011
                                                                          9.38             10.56          4,731    2010
                                                                          7.38              9.38          6,015    2009
                                                                         13.18              7.38          6,667    2008
                                                                         13.30             13.18         13,553    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $16.42            $18.61            --     2016
                                                                  17.20             16.42            --     2015
                                                                  15.94             17.20            --     2014
                                                                  12.22             15.94            --     2013
                                                                  10.56             12.22            --     2012
                                                                  10.64             10.56            --     2011
                                                                   9.49             10.64            --     2010
                                                                   7.63              9.49            --     2009
                                                                  13.41              7.63            --     2008
                                                                  12.25             13.41            --     2007
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.23            $15.90            --     2016
                                                                  15.74             16.23         4,147     2015
                                                                  14.36             15.74         1,972     2014
                                                                  10.66             14.36         2,323     2013
                                                                  10.00             10.66         4,121     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $18.10            $17.82           490     2016
                                                                  17.29             18.10           475     2015
                                                                  15.91             17.29           564     2014
                                                                  11.95             15.91           692     2013
                                                                  10.67             11.95           876     2012
                                                                  10.90             10.67         1,860     2011
                                                                   8.99             10.90         2,519     2010
                                                                   7.18              8.99         6,592     2009
                                                                  13.91              7.18        10,779     2008
                                                                  11.22             13.91        14,267     2007
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.81            $12.08        13,532     2016
                                                                  12.16             11.81        12,870     2015
                                                                  11.76             12.16         9,359     2014
                                                                  12.27             11.76        12,175     2013
                                                                  11.87             12.27        17,634     2012
                                                                  11.33             11.87            --     2011
                                                                  10.76             11.33            --     2010
                                                                   9.52             10.76           928     2009
                                                                  10.07              9.52           928     2008
                                                                  10.00             10.07         9,638     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $23.18            $25.40         3,048     2016
                                                                  24.07             23.18         3,076     2015
                                                                  23.19             24.07         5,543     2014
                                                                  17.43             23.19         5,709     2013
                                                                  15.54             17.43         9,719     2012
                                                                  17.81             15.54         2,057     2011
                                                                  14.15             17.81         2,360     2010
                                                                  10.34             14.15         7,084     2009
                                                                  17.49             10.34        16,564     2008
                                                                  15.49             17.49        20,896     2007
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $16.71            $17.88            --     2016
                                                                  17.63             16.71            --     2015
                                                                  16.91             17.63            --     2014
                                                                  13.27             16.91            --     2013
                                                                  10.66             13.27            --     2012
                                                                  11.97             10.66            --     2011
                                                                   9.68             11.97            --     2010
                                                                   6.29              9.68            --     2009
                                                                  13.20              6.29            --     2008
                                                                  12.78             13.20            --     2007
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $10.42            $11.55         22,483    2016
                                                                         11.35             10.42         23,709    2015
                                                                         11.28             11.35         25,036    2014
                                                                          9.31             11.28         40,997    2013
                                                                          8.24              9.31         42,140    2012
                                                                          8.55              8.24         28,726    2011
                                                                          7.92              8.55         30,112    2010
                                                                          6.21              7.92         30,324    2009
                                                                          9.90              6.21         30,538    2008
                                                                         10.00              9.90             --    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.12            $15.76         19,136    2016
                                                                         15.51             14.12         27,385    2015
                                                                         15.15             15.51         36,271    2014
                                                                         13.58             15.15         74,259    2013
                                                                         12.31             13.58         84,269    2012
                                                                         12.28             12.31         88,994    2011
                                                                         11.14             12.28        189,708    2010
                                                                          8.39             11.14        292,935    2009
                                                                         12.18              8.39        459,996    2008
                                                                         11.99             12.18        468,456    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.09            $13.74             --    2016
                                                                         13.00             12.09            413    2015
                                                                         12.39             13.00            386    2014
                                                                          9.87             12.39            712    2013
                                                                          8.82              9.87          1,264    2012
                                                                          9.11              8.82         12,555    2011
                                                                          8.37              9.11         12,618    2010
                                                                          6.78              8.37         30,837    2009
                                                                         11.01              6.78         35,809    2008
                                                                         10.87             11.01          4,015    2007
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.12            $10.86             --    2016
                                                                         11.05             10.12             --    2015
                                                                         11.62             11.05             --    2014
                                                                          9.07             11.62             --    2013
                                                                          7.65              9.07             --    2012
                                                                          8.40              7.65             --    2011
                                                                          7.99              8.40             --    2010
                                                                          6.23              7.99             --    2009
                                                                         11.03              6.23          3,749    2008
                                                                         11.01             11.03          4,077    2007
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.30            $ 9.11         10,774    2016
                                                                          9.50              9.30         29,967    2015
                                                                          9.71              9.50         20,145    2014
                                                                          9.91              9.71         42,179    2013
                                                                         10.00              9.91         30,319    2012
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares              $17.50            $19.45            274    2016
                                                                         19.69             17.50            298    2015
                                                                         17.71             19.69            307    2014
                                                                         13.61             17.71            332    2013
                                                                         11.74             13.61            373    2012
                                                                         12.81             11.74            400    2011
                                                                         10.47             12.81            383    2010
                                                                          8.03             10.47            534    2009
                                                                         13.03              8.03          2,438    2008
                                                                         12.90             13.03          6,107    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $19.01            $19.42         41,195    2016
                                                                        19.34             19.01         43,204    2015
                                                                        18.25             19.34         45,379    2014
                                                                        15.56             18.25         51,103    2013
                                                                        14.02             15.56         57,723    2012
                                                                        14.13             14.02         51,287    2011
                                                                        13.35             14.13         74,142    2010
                                                                        10.86             13.35         88,732    2009
                                                                        13.21             10.86         79,174    2008
                                                                        12.24             13.21        116,458    2007
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $23.85            $23.81          1,452    2016
                                                                        21.76             23.85          1,793    2015
                                                                        20.50             21.76          2,419    2014
                                                                        16.00             20.50          2,762    2013
                                                                        13.19             16.00          4,541    2012
                                                                        14.48             13.19          5,708    2011
                                                                        13.89             14.48          5,439    2010
                                                                         9.72             13.89         22,406    2009
                                                                        17.82              9.72         26,998    2008
                                                                        13.32             17.82          6,761    2007
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $16.68            $15.23             --    2016
                                                                        18.68             16.68             --    2015
                                                                        21.71             18.68             --    2014
                                                                        19.40             21.71             --    2013
                                                                        17.51             19.40             --    2012
                                                                        26.43             17.51             --    2011
                                                                        21.60             26.43             --    2010
                                                                        12.32             21.60             --    2009
                                                                        26.34             12.32             --    2008
                                                                        21.02             26.34             --    2007
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.28            $21.03          1,590    2016
                                                                        22.17             21.28          1,634    2015
                                                                        18.86             22.17          1,631    2014
                                                                        13.07             18.86          1,987    2013
                                                                        11.27             13.07          2,462    2012
                                                                        11.27             11.27          2,625    2011
                                                                         9.23             11.27          2,748    2010
                                                                         7.03              9.23         10,134    2009
                                                                        12.08              7.03         11,545    2008
                                                                        12.29             12.08         15,543    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $12.58            $14.14          1,909    2016
                                                                        13.45             12.58         14,799    2015
                                                                        12.11             13.45         15,492    2014
                                                                         9.84             12.11         15,972    2013
                                                                         8.81              9.84         16,298    2012
                                                                         8.35              8.81         16,599    2011
                                                                         7.61              8.35         20,785    2010
                                                                         6.34              7.61         21,276    2009
                                                                         9.96              6.34         17,413    2008
                                                                        10.00              9.96         19,134    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.43            $10.43          2,572    2016
                                                                         9.92              9.43          2,777    2015
                                                                        10.00              9.92          2,775    2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $18.48            $19.59             --    2016
                                                                      18.88             18.48             --    2015
                                                                      17.42             18.88             --    2014
                                                                      13.51             17.42             --    2013
                                                                      11.61             13.51             --    2012
                                                                      12.15             11.61             --    2011
                                                                      11.20             12.15             --    2010
                                                                       9.04             11.20             --    2009
                                                                      13.83              9.04             --    2008
                                                                      12.84             13.83             --    2007
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $18.85            $20.08             65    2016
                                                                      19.68             18.85             68    2015
                                                                      21.73             19.68             90    2014
                                                                      15.71             21.73            196    2013
                                                                      13.28             15.71            234    2012
                                                                      15.15             13.28            906    2011
                                                                      11.38             15.15            843    2010
                                                                       7.14             11.38          2,522    2009
                                                                      12.06              7.14          3,253    2008
                                                                      12.04             12.06          4,822    2007
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $13.93            $14.84         28,953    2016
                                                                      14.31             13.93         59,166    2015
                                                                      13.51             14.31         62,985    2014
                                                                      11.62             13.51         69,748    2013
                                                                      10.70             11.62         87,218    2012
                                                                      10.76             10.70         91,630    2011
                                                                      10.02             10.76        198,933    2010
                                                                       8.70             10.02        247,329    2009
                                                                      11.44              8.70        250,649    2008
                                                                      11.24             11.44        291,333    2007
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $24.96            $27.18             --    2016
                                                                      29.91             24.96             --    2015
                                                                      27.17             29.91             --    2014
                                                                      23.08             27.17             --    2013
                                                                      20.83             23.08             --    2012
                                                                      19.97             20.83             --    2011
                                                                      17.97             19.97             --    2010
                                                                      13.82             17.97            188    2009
                                                                      22.69             13.82            189    2008
                                                                      18.18             22.69            189    2007
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $ 9.68            $10.03            191    2016
                                                                      10.00              9.68            191    2015
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $16.03            $15.32             --    2016
                                                                      15.86             16.03             --    2015
                                                                      14.07             15.86             --    2014
                                                                      11.10             14.07             --    2013
                                                                       9.97             11.10             --    2012
                                                                      10.32              9.97             --    2011
                                                                       9.66             10.32             --    2010
                                                                       6.84              9.66             --    2009
                                                                      12.87              6.84             --    2008
                                                                      11.54             12.87             --    2007
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.94            $11.24        20,483     2016
                                                                          11.11             10.94        30,145     2015
                                                                          10.51             11.11        37,313     2014
                                                                           9.51             10.51        39,675     2013
                                                                           8.67              9.51        45,087     2012
                                                                           8.82              8.67        55,086     2011
                                                                           7.99              8.82        61,661     2010
                                                                           6.72              7.99        77,348     2009
                                                                          12.17              6.72        79,294     2008
                                                                          12.01             12.17        93,291     2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.52            $16.51            --     2016
                                                                          15.87             16.52            --     2015
                                                                          15.36             15.87            --     2014
                                                                          11.57             15.36            --     2013
                                                                          10.17             11.57            --     2012
                                                                          10.31             10.17            --     2011
                                                                           8.28             10.31            --     2010
                                                                           6.39              8.28            --     2009
                                                                          12.86              6.39            --     2008
                                                                          12.39             12.86            --     2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $18.61            $18.19         1,905     2016
                                                                          18.33             18.61         2,804     2015
                                                                          18.35             18.33         3,504     2014
                                                                          14.76             18.35         3,003     2013
                                                                          12.46             14.76         4,920     2012
                                                                          13.92             12.46         8,674     2011
                                                                          12.29             13.92         8,120     2010
                                                                           9.01             12.29        12,533     2009
                                                                          15.42              9.01        14,685     2008
                                                                          14.85             15.42            --     2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.07            $18.60         6,220     2016
                                                                          16.91             17.07         4,719     2015
                                                                          15.65             16.91         5,900     2014
                                                                          12.16             15.65         7,593     2013
                                                                          10.65             12.16        13,362     2012
                                                                          10.91             10.65        40,444     2011
                                                                           9.63             10.91        41,143     2010
                                                                           7.68              9.63        37,298     2009
                                                                          12.78              7.68        40,445     2008
                                                                          12.54             12.78            --     2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $20.43            $23.53         2,139     2016
                                                                          22.22             20.43         3,195     2015
                                                                          20.33             22.22         3,612     2014
                                                                          14.76             20.33         6,006     2013
                                                                          12.82             14.76        11,401     2012
                                                                          13.41             12.82        18,465     2011
                                                                          11.13             13.41        18,982     2010
                                                                           8.31             11.13        11,609     2009
                                                                          13.69              8.31        20,759     2008
                                                                          14.18             13.69        22,494     2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.70            $12.93             --    2016
                                                                              13.16             11.70             --    2015
                                                                              13.38             13.16             --    2014
                                                                              13.65             13.38             --    2013
                                                                              12.14             13.65             --    2012
                                                                              12.17             12.14             --    2011
                                                                              11.00             12.17             --    2010
                                                                               9.25             11.00             --    2009
                                                                              11.24              9.25             --    2008
                                                                              10.61             11.24             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.65            $17.23          2,797    2016
                                                                              16.26             15.65          5,632    2015
                                                                              16.07             16.26          4,637    2014
                                                                              15.52             16.07          3,972    2013
                                                                              13.87             15.52          5,402    2012
                                                                              13.71             13.87         10,585    2011
                                                                              12.24             13.71         11,486    2010
                                                                               8.91             12.24         13,744    2009
                                                                              11.90              8.91         22,945    2008
                                                                              11.74             11.90         17,868    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.43            $17.18          1,925    2016
                                                                              18.05             17.43            657    2015
                                                                              14.87             18.05            680    2014
                                                                              17.45             14.87            804    2013
                                                                              17.07             17.45          1,341    2012
                                                                              13.64             17.07          1,974    2011
                                                                              12.48             13.64          2,897    2010
                                                                              13.33             12.48         10,944    2009
                                                                              11.61             13.33          9,023    2008
                                                                              10.81             11.61         16,865    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.54            $11.45          9,288    2016
                                                                              11.75             11.54         13,610    2015
                                                                              11.90             11.75         25,711    2014
                                                                              12.17             11.90         26,540    2013
                                                                              11.74             12.17         35,449    2012
                                                                              11.86             11.74         49,563    2011
                                                                              11.51             11.86         49,815    2010
                                                                              10.37             11.51         88,281    2009
                                                                              10.64             10.37         87,570    2008
                                                                              10.12             10.64        110,926    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.21            $14.29         17,094    2016
                                                                              14.45             14.21         19,143    2015
                                                                              14.16             14.45         15,267    2014
                                                                              14.75             14.16         18,602    2013
                                                                              13.75             14.75         23,342    2012
                                                                              13.55             13.75         35,732    2011
                                                                              12.81             13.55         38,791    2010
                                                                              11.47             12.81         40,088    2009
                                                                              11.18             11.47         61,840    2008
                                                                              10.50             11.18         96,969    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $21.47            $21.28            --     2016
                                                             20.72             21.47            --     2015
                                                             19.84             20.72            --     2014
                                                             15.66             19.84            --     2013
                                                             14.46             15.66            --     2012
                                                             15.47             14.46            --     2011
                                                             14.72             15.47            --     2010
                                                              9.55             14.72           968     2009
                                                             16.10              9.55         1,273     2008
                                                             14.94             16.10         5,992     2007
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $21.29            $20.57            64     2016
                                                             19.58             21.29            59     2015
                                                             18.26             19.58            68     2014
                                                             13.60             18.26            73     2013
                                                             12.00             13.60            86     2012
                                                             12.27             12.00            87     2011
                                                             11.25             12.27            89     2010
                                                              8.06             11.25           501     2009
                                                             13.18              8.06           507     2008
                                                             12.07             13.18           375     2007
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $11.10            $13.57         1,683     2016
                                                             15.94             11.10         1,188     2015
                                                             20.30             15.94         1,043     2014
                                                             18.90             20.30           836     2013
                                                             19.88             18.90         1,143     2012
                                                             25.18             19.88            42     2011
                                                             20.18             25.18            34     2010
                                                             11.68             20.18         2,693     2009
                                                             25.49             11.68         4,029     2008
                                                             17.63             25.49         1,360     2007
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $24.13            $25.04            --     2016
                                                             22.77             24.13            --     2015
                                                             19.80             22.77            --     2014
                                                             15.03             19.80            --     2013
                                                             13.14             15.03            --     2012
                                                             13.14             13.14            --     2011
                                                             11.33             13.14            --     2010
                                                              7.61             11.33            --     2009
                                                             13.39              7.61            --     2008
                                                             11.61             13.39            --     2007
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity V.I.S. Fund -- Class 1 Shares           $17.21            $18.61            --     2016
                                                             18.41             17.21            --     2015
                                                             16.87             18.41            --     2014
                                                             12.95             16.87            --     2013
                                                             11.66             12.95            --     2012
                                                             12.10             11.66            --     2011
                                                             11.08             12.10            --     2010
                                                              9.03             11.08            --     2009
                                                             13.75              9.03            --     2008
                                                             12.76             13.75            --     2007
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.63            $11.73           301     2016
                                                                11.93             11.63           295     2015
                                                                11.59             11.93           298     2014
                                                                12.00             11.59           299     2013
                                                                11.60             12.00           256     2012
                                                                11.05             11.60         1,118     2011
                                                                10.50             11.05         1,246     2010
                                                                 9.94             10.50         3,281     2009
                                                                10.70              9.94         5,103     2008
                                                                10.43             10.70         8,080     2007
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $18.51            $18.57            --     2016
                                                                18.30             18.51            --     2015
                                                                16.39             18.30            --     2014
                                                                12.41             16.39            --     2013
                                                                10.49             12.41            --     2012
                                                                10.66             10.49            --     2011
                                                                 9.76             10.66            --     2010
                                                                 7.19              9.76            --     2009
                                                                11.59              7.19            --     2008
                                                                11.24             11.59            --     2007
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $27.79            $29.38           803     2016
                                                                27.15             27.79           933     2015
                                                                21.02             27.15         1,184     2014
                                                                20.93             21.02         2,355     2013
                                                                18.31             20.93         1,165     2012
                                                                17.02             18.31         2,008     2011
                                                                13.48             17.02         2,250     2010
                                                                10.14             13.48         3,857     2009
                                                                16.20             10.14         4,462     2008
                                                                19.44             16.20            --     2007
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund                                 $17.66            $19.29            --     2016
                                                                17.84             17.66            --     2015
                                                                16.09             17.84            --     2014
                                                                12.45             16.09            --     2013
                                                                10.99             12.45            --     2012
                                                                11.04             10.99            --     2011
                                                                 9.82             11.04            --     2010
                                                                 7.94              9.82           671     2009
                                                                12.96              7.94           671     2008
                                                                12.60             12.96         5,472     2007
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.62            $22.56           600     2016
                                                                19.84             18.62           760     2015
                                                                19.53             19.84           815     2014
                                                                14.57             19.53         1,035     2013
                                                                12.99             14.57         1,260     2012
                                                                12.87             12.99         1,589     2011
                                                                10.31             12.87         2,018     2010
                                                                 8.05             10.31         2,805     2009
                                                                13.17              8.05         5,102     2008
                                                                13.14             13.17         7,491     2007
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares          $13.60            $14.16         444,924   2016
                                                       14.05             13.60         487,490   2015
                                                       13.62             14.05         549,302   2014
                                                       12.11             13.62         644,091   2013
                                                       10.99             12.11         867,547   2012
                                                       11.55             10.99       1,067,146   2011
                                                       10.76             11.55       1,482,555   2010
                                                        9.10             10.76       2,101,904   2009
                                                       13.15              9.10       2,838,741   2008
                                                       12.02             13.15       3,795,730   2007
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $11.73            $12.18          17,722   2016
                                                       12.15             11.73          24,832   2015
                                                       11.81             12.15          29,272   2014
                                                       10.52             11.81          29,323   2013
                                                        9.57             10.52          29,364   2012
                                                       10.09              9.57          29,379   2011
                                                        9.42             10.09          34,182   2010
                                                        7.98              9.42         116,457   2009
                                                       11.55              7.98         116,136   2008
                                                       10.57             11.55         119,596   2007
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $16.72            $17.89              --   2016
                                                       17.48             16.72              --   2015
                                                       15.83             17.48              --   2014
                                                       12.08             15.83              --   2013
                                                       10.65             12.08              --   2012
                                                       11.21             10.65              --   2011
                                                       10.38             11.21              --   2010
                                                        8.06             10.38              --   2009
                                                       12.87              8.06              --   2008
                                                       12.17             12.87              --   2007
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.93            $18.63              --   2016
                                                       19.08             18.93              --   2015
                                                       18.76             19.08              --   2014
                                                       13.70             18.76              --   2013
                                                       11.62             13.70              --   2012
                                                       12.57             11.62              --   2011
                                                       10.00             12.57              --   2010
-----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                       Page
The Company........................................................................................... B-3

The Separate Account.................................................................................. B-4

Additional Information About the Guarantee Account.................................................... B-4

The Contracts......................................................................................... B-4
   Transfer of Annuity Units.......................................................................... B-4
   Net Investment Factor.............................................................................. B-4

Termination of Participation Agreements............................................................... B-4

Calculation of Performance Data....................................................................... B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.................................................................................. B-6
   Other Performance Data............................................................................. B-7

Tax Matters........................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................ B-7
   IRS Required Distributions......................................................................... B-7

General Provisions.................................................................................... B-8
   Using the Contracts as Collateral.................................................................. B-8
   The Beneficiary.................................................................................... B-8
   Non-Participating.................................................................................. B-8
   Misstatement of Age or Gender...................................................................... B-8
   Incontestability................................................................................... B-8
   Statement of Values................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................... B-8
   Written Notice..................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans......................................... B-8

Regulation of Genworth Life and Annuity Insurance Company............................................. B-9

Experts............................................................................................... B-9

Financial Statements.................................................................................. B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1156 9/00 (RetireReady/SM/ Selections) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                 Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1156 9/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2017, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:       (800) 352-9910

Or write:   Genworth Life and Annuity Insurance Company
            6610 West Broad Street
            Richmond, Virginia 23230

Or visit:   www.genworth.com

Or:         contact your financial representative


The date of this Statement of Additional Information is May 1, 2017.

TABLE OF CONTENTS


                                                                                                       Page
The Company........................................................................................... B-3

The Separate Account.................................................................................. B-4

Additional Information About the Guarantee Account.................................................... B-4

The Contracts......................................................................................... B-4
   Transfer of Annuity Units.......................................................................... B-4
   Net Investment Factor.............................................................................. B-4

Termination of Participation Agreements............................................................... B-4

Calculation of Performance Data....................................................................... B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.................................................................................. B-6
   Other Performance Data............................................................................. B-7

Tax Matters........................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................ B-7
   IRS Required Distributions......................................................................... B-7

General Provisions.................................................................................... B-8
   Using the Contracts as Collateral.................................................................. B-8
   The Beneficiary.................................................................................... B-8
   Non-Participating.................................................................................. B-8
   Misstatement of Age or Gender...................................................................... B-8
   Incontestability................................................................................... B-8
   Statement of Values................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................... B-8
   Written Notice..................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans......................................... B-8

Regulation of Genworth Life and Annuity Insurance Company............................................. B-9

Experts............................................................................................... B-9

Financial Statements.................................................................................. B-9

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. (the "Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement. The transaction is subject to other closing conditions, including the receipt of required regulatory approvals in the U.S., China, and other international markets. Both parties are engaging with regulators regarding the applications and the pending transaction. Genworth and China Oceanwide continue to expect the transaction to close by mid-2017.

We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.

  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the " Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.


Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon six months' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.



Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.


State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be lower than the yield for Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund


Current Yield: -1.51% as of December 31, 2016
Effective Yield: -1.50% as of December 31, 2016


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the maximum charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1
where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

General Provisions

Other rules apply to Qualified Contracts.

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2016 and 2015, and for each of the years in the three-year period ended December 31, 2016, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2016 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2016

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2016

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-17

Statements of Changes in Net Assets........................................ F-31

Notes to Financial Statements.............................................. F-59

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Separate Account) (comprising the AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B, AB Global Thematic Growth Portfolio -- Class B, AB Growth and Income Portfolio -- Class B, AB International Value Portfolio -- Class B, AB Large Cap Growth Portfolio -- Class B, AB Small Cap Growth Portfolio -- Class B; AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series I shares, Invesco V.I. American Franchise Fund -- Series II shares, Invesco V.I. Comstock Fund -- Series II shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I Equity and Income Fund -- Series II shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Managed Volatility Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Value Opportunities Fund -- Series II shares; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2, Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1; Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund -- Class 2, Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1; Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares; Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares, Deutsche Small Mid Cap Value VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Government Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Tail Risk Fund II -- Primary Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares, Franklin Income VIP Fund -- Class 2 Shares, Franklin Large Cap Growth VIP Fund -- Class 2 Shares, Franklin Mutual Shares VIP Fund -- Class 2 Shares, Templeton Foreign VIP Fund -- Class 1 Shares, Templeton Foreign VIP Fund -- Class 2 Shares, Templeton Global Bond VIP Fund -- Class 1 Shares, Templeton Growth VIP Fund -- Class 2 Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares, Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value -- Institutional Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Research Portfolio -- Institutional Shares, Global Research Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II, ClearBridge Variable Dividend

Strategy Portfolio -- Class I, ClearBridge Variable Dividend Strategy Portfolio -- Class II, ClearBridge Variable Large Cap Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service
Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service
Class Shares; MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares, MFS(R) Strategic Income Portfolio -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares, Oppenheimer Global Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative
Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares, Income V.I.S. Fund -- Class 1 Shares, Premier Growth Equity V.I.S. Fund -- Class 1 Shares, Real Estate Securities V.I.S. Fund -- Class 1 Shares, S&P 500(R) Index V.I.S. Fund, Small-Cap Equity V.I.S. Fund -- Class 1 Shares, Total Return V.I.S. Fund -- Class 1 Shares, Total Return V.I.S. Fund -- Class 3 Shares, U.S. Equity V.I.S. Fund -- Class 1 Shares; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio --
Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2) as of December 31, 2016, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2016, the results of their operations for the year or lesser period then ended, the change in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 17, 2017

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2016


                                                                    AB Variable Products Series Fund, Inc.
                                             ------------------------------------------------------------------------------------

                                                   AB              AB             AB           AB            AB           AB
                                             Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                                Strategy         Growth         Income        Value        Growth       Growth
                               Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                                  Total          Class B         Class B       Class B       Class B      Class B      Class B
                              -------------- --------------- --------------- ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $5,620,918,811   15,601,544       2,138,056     43,008,097   72,829,348    18,831,182   5,646,171
Dividend receivable..........        908,534           --              --             --           --            --          --
Receivable for units sold....        151,979          716              --             --           --            --          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total assets..........  5,621,979,324   15,602,260       2,138,056     43,008,097   72,829,348    18,831,182   5,646,171
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        257,773          775              92          1,820        3,440           791         242
Payable for units
  withdrawn..................      2,425,843           --              28          3,667       11,679        44,031         104
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total liabilities.....      2,683,616          775             120          5,487       15,119        44,822         346
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  5,105,505,900   14,131,465       2,137,936     42,612,326   69,028,660    18,782,361   5,603,072
   Variable annuity
     contract owners in
     the annuitization
     period..................    513,789,808    1,470,020              --        390,284    3,785,569         3,999      42,753
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Net assets............ $5,619,295,708   15,601,485       2,137,936     43,002,610   72,814,229    18,786,360   5,645,825
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Investments in
  securities at cost......... $5,323,960,752   16,667,659       1,782,334     29,915,412   74,013,933    17,695,234   7,735,684
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Shares outstanding...........                   1,497,269          99,352      1,395,008    5,534,145       434,700     472,088
                                               ==========       =========     ==========   ==========    ==========   =========

                                   AIM Variable Insurance Funds
                                (Invesco Variable Insurance Funds)
                              --------------------------------------
                              Invesco V.I. Invesco V.I.
                                American     American   Invesco V.I.
                               Franchise    Franchise     Comstock
                                Fund --      Fund --      Fund --
                                Series I    Series II    Series II
                                 shares       shares       shares
                              ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  6,856,342    4,636,701    85,084,176
Dividend receivable..........         --           --            --
Receivable for units sold....         40           --            --
                               ---------    ---------    ----------
       Total assets..........  6,856,382    4,636,701    85,084,176
                               ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        293          197         3,912
Payable for units
  withdrawn..................         --           --         4,465
                               ---------    ---------    ----------
       Total liabilities.....        293          197         8,377
                               ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,851,666    4,624,104    81,849,955
   Variable annuity
     contract owners in
     the annuitization
     period..................      4,423       12,400     3,225,844
                               ---------    ---------    ----------
       Net assets............  6,856,089    4,636,504    85,075,799
                               =========    =========    ==========
Investments in
  securities at cost.........  5,107,911    2,665,157    73,372,151
                               =========    =========    ==========
Shares outstanding...........    127,965       89,236     4,569,505
                               =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016




                                                                    AIM Variable Insurance Funds
                                                           (Invesco Variable Insurance Funds) (continued)
                              -------------------------------------------------------------------------------------------
                                           Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                              Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                              Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                                Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                                Series I    Series II    Series II     Series I     Series II     Series I     Series I
                                 shares       shares       shares       shares       shares        shares       shares
                              ------------ ------------ ------------ ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $90,217,279   20,638,198    257,340       4,921      36,781,609        --           --
Dividend receivable..........          --           --         --          --              --        --           --
Receivable for units sold....      38,642           --         --          --              --        --           --
                              -----------   ----------    -------       -----      ----------        --           --
       Total assets..........  90,255,921   20,638,198    257,340       4,921      36,781,609        --           --
                              -----------   ----------    -------       -----      ----------        --           --
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       4,267        1,067         13          --           1,662        --           --
Payable for units
  withdrawn..................          --        2,210         79           1           6,832        --           --
                              -----------   ----------    -------       -----      ----------        --           --
       Total liabilities.....       4,267        3,277         92           1           8,494        --           --
                              -----------   ----------    -------       -----      ----------        --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  85,409,453   19,884,745    176,372       4,920      35,671,860        --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................   4,842,201      750,176     80,876          --       1,101,255        --           --
                              -----------   ----------    -------       -----      ----------        --           --
       Net assets............ $90,251,654   20,634,921    257,248       4,920      36,773,115        --           --
                              ===========   ==========    =======       =====      ==========        ==           ==
Investments in
  securities at cost......... $91,160,227   18,690,190    257,175       5,121      35,325,599        --           --
                              ===========   ==========    =======       =====      ==========        ==           ==
Shares outstanding...........   2,608,944    1,167,319     16,402         431       1,133,835        --           --
                              ===========   ==========    =======       =====      ==========        ==           ==

                                                 American     American
                                                 Century       Century
                                                 Variable     Variable
                                              Portfolios II, Portfolios,
                                                   Inc.         Inc.
                              --------------  -------------- -----------
                              Invesco V.I.
                                  Value
                              Opportunities    VP Inflation  VP Income &
                                 Fund --        Protection     Growth
                                Series II        Fund --       Fund --
                                 shares          Class II      Class I
                              -------------   -------------- -----------
Assets:
Investments at fair
  value (note 2b)............   5,792,894       42,570,079     740,047
Dividend receivable..........          --               --          --
Receivable for units sold....          --            7,445          --
                                ---------       ----------     -------
       Total assets..........   5,792,894       42,577,524     740,047
                                ---------       ----------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         250            2,011          38
Payable for units
  withdrawn..................         107               --          37
                                ---------       ----------     -------
       Total liabilities.....         357            2,011          75
                                ---------       ----------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   5,778,424       40,262,598     502,113
   Variable annuity
     contract owners in
     the annuitization
     period..................      14,113        2,312,915     237,859
                                ---------       ----------     -------
       Net assets............   5,792,537       42,575,513     739,972
                                =========       ==========     =======
Investments in
  securities at cost.........   6,599,443       44,310,100     685,848
                                =========       ==========     =======
Shares outstanding...........     898,123        4,210,690      79,404
                                =========       ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016



                                  American Century Variable
                                 Portfolios, Inc. (continued)              BlackRock Variable Series Funds, Inc.
                              ---------------------------------- ----------------------------------------------------------

                                                                                     BlackRock     BlackRock    BlackRock
                                                                    BlackRock         Global       Large Cap      Value
                                   VP                            Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                              International VP Ultra(R) VP Value     Fund --          Fund --       Fund --   V.I. Fund --
                                 Fund --      Fund --   Fund --     Class III        Class III     Class III    Class III
                                 Class I      Class I   Class I       Shares          Shares        Shares       Shares
                              ------------- ----------- -------- ---------------- --------------- ----------- -------------
Assets:
Investments at fair
  value (note 2b)............   $507,487      45,897     67,217     56,123,268      284,995,034    2,900,225    5,494,111
Dividend receivable..........         --          --         --             --               --           --           --
Receivable for units sold....         --          --         --          2,794               --           --           --
                                --------      ------     ------     ----------      -----------    ---------    ---------
       Total assets..........    507,487      45,897     67,217     56,126,062      284,995,034    2,900,225    5,494,111
                                --------      ------     ------     ----------      -----------    ---------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         25           1          2          2,634           14,327          126          239
Payable for units
  withdrawn..................         54           1          5             --           97,668           10        4,713
                                --------      ------     ------     ----------      -----------    ---------    ---------
       Total liabilities.....         79           2          7          2,634          111,995          136        4,952
                                --------      ------     ------     ----------      -----------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    387,341      45,895     67,210     53,449,988      263,738,568    2,900,089    5,483,068
   Variable annuity
     contract owners in
     the annuitization
     period..................    120,067          --         --      2,673,440       21,144,471           --        6,091
                                --------      ------     ------     ----------      -----------    ---------    ---------
       Net assets............   $507,408      45,895     67,210     56,123,428      284,883,039    2,900,089    5,489,159
                                ========      ======     ======     ==========      ===========    =========    =========
Investments in
  securities at cost.........   $489,289      35,327     43,891     52,422,661      293,753,123    2,782,898    4,404,147
                                ========      ======     ======     ==========      ===========    =========    =========
Shares outstanding...........     54,161       2,971      6,414      3,721,702       21,316,009      219,050      250,987
                                ========      ======     ======     ==========      ===========    =========    =========

                                                             Columbia
                                Columbia Funds Variable   Funds Variable
                                   Insurance Trust I      Series Trust II
                              --------------------------- ---------------
                                Columbia                     Columbia
                                Variable      Variable       Variable
                              Portfolio --  Portfolio --   Portfolio --
                              International Loomis Sayles     Select
                              Opportunities    Growth      International
                                 Fund --     Fund II --   Equity Fund --
                                 Class 2       Class 1        Class 2
                              ------------- ------------- ---------------
Assets:
Investments at fair
  value (note 2b)............      --            --         15,451,186
Dividend receivable..........      --            --                 --
Receivable for units sold....      --            --                 10
                                   --            --         ----------
       Total assets..........      --            --         15,451,196
                                   --            --         ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......      --            --                668
Payable for units
  withdrawn..................      --            --                 --
                                   --            --         ----------
       Total liabilities.....      --            --                668
                                   --            --         ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      --            --         15,421,024
   Variable annuity
     contract owners in
     the annuitization
     period..................      --            --             29,504
                                   --            --         ----------
       Net assets............      --            --         15,450,528
                                   ==            ==         ==========
Investments in
  securities at cost.........      --            --         15,892,600
                                   ==            ==         ==========
Shares outstanding...........      --            --          1,234,120
                                   ==            ==         ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                 Columbia
                              Funds Variable      Deutsche
                              Series Trust II     Variable      Deutsche Variable
                                (continued)       Series I          Series II                       Dreyfus
                              --------------- ---------------- ------------------- ------------------------------------------
                                                                                                    Dreyfus
                                                               Deutsche  Deutsche     Dreyfus       Variable    The Dreyfus
                                 Variable     Deutsche Capital   Large   Small Mid   Investment    Investment     Socially
                               Portfolio --        Growth      Cap Value Cap Value   Portfolios     Fund --     Responsible
                               Loomis Sayles       VIP --       VIP --    VIP --    MidCap Stock   Government      Growth
                              Growth Fund --      Class B       Class B   Class B   Portfolio --  Money Market Fund, Inc. --
                                  Class 1          Shares       Shares    Shares   Initial Shares  Portfolio   Initial Shares
                              --------------- ---------------- --------- --------- -------------- ------------ --------------
Assets:
Investments at fair
  value (note 2b)............   $20,590,332        8,167        52,939    20,559      104,104       685,485      5,681,201
Dividend receivable..........            --           --            --        --           --             6             --
Receivable for units sold....            --           --            --        --           --            --             --
                                -----------        -----        ------    ------      -------       -------      ---------
       Total assets..........    20,590,332        8,167        52,939    20,559      104,104       685,491      5,681,201
                                -----------        -----        ------    ------      -------       -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......           883           --             3         1            4            32            240
Payable for units
  withdrawn..................         2,839            1            --         1           --             1             --
                                -----------        -----        ------    ------      -------       -------      ---------
       Total liabilities.....         3,722            1             3         2            4            33            240
                                -----------        -----        ------    ------      -------       -------      ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    20,582,264        8,166        52,936    20,557      104,100       685,458      5,680,961
   Variable annuity
     contract owners in
     the annuitization
     period..................         4,346           --            --        --           --            --             --
                                -----------        -----        ------    ------      -------       -------      ---------
       Net assets............   $20,586,610        8,166        52,936    20,557      104,100       685,458      5,680,961
                                ===========        =====        ======    ======      =======       =======      =========
Investments in
  securities at cost.........   $19,647,727        6,842        50,579    16,728       85,151       685,485      4,792,037
                                ===========        =====        ======    ======      =======       =======      =========
Shares outstanding...........       938,056          307         3,842     1,236        5,182       685,485        150,058
                                ===========        =====        ======    ======      =======       =======      =========


                                Eaton Vance
                               Variable Trust   Federated Insurance Series
                              ---------------- -----------------------------


                                               Federated High
                                                Income Bond   Federated High
                                                 Fund II --    Income Bond
                              VT Floating-Rate    Primary       Fund II --
                                Income Fund        Shares     Service Shares
                              ---------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............    44,975,275      12,263,465     14,459,681
Dividend receivable..........       126,306              --             --
Receivable for units sold....            --              --             --
                                 ----------      ----------     ----------
       Total assets..........    45,101,581      12,263,465     14,459,681
                                 ----------      ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         1,986             488            609
Payable for units
  withdrawn..................        23,717           1,786          1,861
                                 ----------      ----------     ----------
       Total liabilities.....        25,703           2,274          2,470
                                 ----------      ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    43,844,712      12,248,199     14,414,449
   Variable annuity
     contract owners in
     the annuitization
     period..................     1,231,166          12,992         42,762
                                 ----------      ----------     ----------
       Net assets............    45,075,878      12,261,191     14,457,211
                                 ==========      ==========     ==========
Investments in
  securities at cost.........    44,643,895      12,040,894     14,046,724
                                 ==========      ==========     ==========
Shares outstanding...........     4,856,941       1,792,904      2,123,301
                                 ==========      ==========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


                               Federated Insurance Series (continued)
                              --------------------------------------- --------------
                                              Federated
                                               Managed
                                Federated     Tail Risk   Federated     VIP Asset
                                 Kaufmann     Fund II --   Managed      Manager/SM
                                Fund II --     Primary    Volatility  /Portfolio --
                              Service Shares    Shares     Fund II    Initial Class
                              --------------  ----------  ----------  --------------
Assets:
Investments at fair
  value (note 2b)............  $17,753,913    5,284,054   5,631,543     44,785,174
Dividend receivable..........           --           --          --             --
Receivable for units sold....           --          133          --             --
                               -----------    ---------   ---------     ----------
       Total assets..........   17,753,913    5,284,187   5,631,543     44,785,174
                               -----------    ---------   ---------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          747          211         223          1,507
Payable for units
  withdrawn..................       39,973           --         105         32,838
                               -----------    ---------   ---------     ----------
       Total liabilities.....       40,720          211         328         34,345
                               -----------    ---------   ---------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   17,666,299    5,272,352   5,622,503     44,023,246
   Variable annuity
     contract owners in
     the annuitization
     period..................       46,894       11,624       8,712        727,583
                               -----------    ---------   ---------     ----------
       Net assets............  $17,713,193    5,283,976   5,631,215     44,750,829
                               ===========    =========   =========     ==========
Investments in
  securities at cost.........  $16,122,864    6,396,366   5,620,812     43,625,749
                               ===========    =========   =========     ==========
Shares outstanding...........    1,106,852    1,098,556     591,549      2,930,967
                               ===========    =========   =========     ==========

                                         Fidelity(R) Variable Insurance Products Fund
                              ---------------------------------------------------------------------------------
                                                                                     VIP Dynamic
                               VIP Asset        VIP                         VIP        Capital         VIP
                               Manager/SM     Balanced        VIP      Contrafund(R) Appreciation    Equity-
                              /Portfolio -- Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                                Service       Service    Portfolio --     Service      Service    Portfolio --
                                Class 2       Class 2    Initial Class    Class 2      Class 2    Initial Class
                              ------------  ------------ ------------- ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  7,543,793     67,007,402   104,531,785   122,023,496   2,372,949    86,532,669
Dividend receivable..........         --             --            --            --          --            --
Receivable for units sold....         --          3,751            --            --          --            --
                               ---------     ----------   -----------   -----------   ---------    ----------
       Total assets..........  7,543,793     67,011,153   104,531,785   122,023,496   2,372,949    86,532,669
                               ---------     ----------   -----------   -----------   ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        384          3,429         4,124         5,323         101         3,281
Payable for units
  withdrawn..................        978             --         4,452        80,056      11,119         9,535
                               ---------     ----------   -----------   -----------   ---------    ----------
       Total liabilities.....      1,362          3,429         8,576        85,379      11,220        12,816
                               ---------     ----------   -----------   -----------   ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,478,157     63,336,136   104,301,204   120,058,669   2,357,427    86,232,588
   Variable annuity
     contract owners in
     the annuitization
     period..................     64,274      3,671,588       222,005     1,879,448       4,302       287,265
                               ---------     ----------   -----------   -----------   ---------    ----------
       Net assets............  7,542,431     67,007,724   104,523,209   121,938,117   2,361,729    86,519,853
                               =========     ==========   ===========   ===========   =========    ==========
Investments in
  securities at cost.........  7,290,122     63,063,215    83,480,348   102,919,272   2,054,977    83,357,412
                               =========     ==========   ===========   ===========   =========    ==========
Shares outstanding...........    504,264      4,083,327     3,150,446     3,760,354     194,027     3,938,674
                               =========     ==========   ===========   ===========   =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016



                              ---------------------------------------
                                  VIP                        VIP
                                Equity-         VIP        Growth &
                                 Income      Growth &       Income
                              Portfolio --    Income     Portfolio --
                                Service    Portfolio --    Service
                                Class 2    Initial Class   Class 2
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ $52,142,428   20,839,310    19,604,672
Dividend receivable..........          --           --            --
Receivable for units sold....          --           --            --
                              -----------   ----------    ----------
       Total assets..........  52,142,428   20,839,310    19,604,672
                              -----------   ----------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       2,247          820           850
Payable for units
  withdrawn..................      11,309        4,616         1,622
                              -----------   ----------    ----------
       Total liabilities.....      13,556        5,436         2,472
                              -----------   ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  52,122,689   20,792,567    19,600,030
   Variable annuity
     contract owners in
     the annuitization
     period..................       6,183       41,307         2,170
                              -----------   ----------    ----------
       Net assets............ $52,128,872   20,833,874    19,602,200
                              ===========   ==========    ==========
Investments in
  securities at cost......... $49,593,368   15,352,662    16,280,260
                              ===========   ==========    ==========
Shares outstanding...........   2,429,750    1,034,209       993,144
                              ===========   ==========    ==========

                              Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------------
                                                 VIP                                     VIP
                                   VIP         Growth                       VIP       Investment                    VIP
                                 Growth     Opportunities      VIP         Growth     Grade Bond       VIP        Mid Cap
                              Opportunities Portfolio --     Growth     Portfolio -- Portfolio --    Mid Cap    Portfolio --
                              Portfolio --     Service    Portfolio --    Service      Service    Portfolio --    Service
                              Initial Class    Class 2    Initial Class   Class 2      Class 2    Initial Class   Class 2
                              ------------- ------------- ------------- ------------ ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............   8,598,101     4,002,016    53,607,907    15,266,008  137,101,205     10,990     134,322,032
Dividend receivable..........          --            --            --            --           --         --              --
Receivable for units sold....       3,326           645            --            --       30,887         --              --
                                ---------     ---------    ----------    ----------  -----------     ------     -----------
       Total assets..........   8,601,427     4,002,661    53,607,907    15,266,008  137,132,092     10,990     134,322,032
                                ---------     ---------    ----------    ----------  -----------     ------     -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         344           163         2,001           655        6,486         --           5,905
Payable for units
  withdrawn..................          --            --         1,610        18,929           --         --         122,914
                                ---------     ---------    ----------    ----------  -----------     ------     -----------
       Total liabilities.....         344           163         3,611        19,584        6,486         --         128,819
                                ---------     ---------    ----------    ----------  -----------     ------     -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   8,562,792     4,002,498    53,436,211    15,218,215  129,600,279     10,990     131,310,369
   Variable annuity
     contract owners in
     the annuitization
     period..................      38,291            --       168,085        28,209    7,525,327         --       2,882,844
                                ---------     ---------    ----------    ----------  -----------     ------     -----------
       Net assets............   8,601,083     4,002,498    53,604,296    15,246,424  137,125,606     10,990     134,193,213
                                =========     =========    ==========    ==========  ===========     ======     ===========
Investments in
  securities at cost.........   6,072,784     3,888,257    35,792,796    11,491,792  141,102,659      9,926     125,419,626
                                =========     =========    ==========    ==========  ===========     ======     ===========
Shares outstanding...........     276,911       130,359       903,859       261,225   11,110,308        323       4,066,668
                                =========     =========    ==========    ==========  ===========     ======     ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


                            Fidelity(R) Variable
                           Insurance Products Fund
                                 (continued)
                          ------------------------- --------------------------------
                                           VIP
                              VIP         Value         Franklin
                            Overseas    Strategies      Founding
                          Portfolio -- Portfolio -- Funds Allocation Franklin Income
                            Initial      Service      VIP Fund --      VIP Fund --
                             Class       Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ------------ ---------------- ---------------
Assets:
Investments at fair
 value (note 2b)......... $15,398,529   2,692,991      73,723,519      322,606,671
Dividend receivable......          --          --              --               --
Receivable for units sold       4,998          --              --               --
                          -----------   ---------      ----------      -----------
    Total assets.........  15,403,527   2,692,991      73,723,519      322,606,671
                          -----------   ---------      ----------      -----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...         572         112           3,817           17,493
Payable for units
 withdrawn...............          --          94          27,822          185,616
                          -----------   ---------      ----------      -----------
    Total liabilities....         572         206          31,639          203,109
                          -----------   ---------      ----------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  15,342,967   2,692,785      63,733,076      297,987,052
 Variable annuity
   contract owners in
   the annuitization
   period................      59,988          --       9,958,804       24,416,510
                          -----------   ---------      ----------      -----------
    Net assets........... $15,402,955   2,692,785      73,691,880      322,403,562
                          ===========   =========      ==========      ===========
Investments in
 securities at cost...... $14,971,245   2,117,743      76,472,918      316,122,885
                          ===========   =========      ==========      ===========
Shares outstanding.......     864,600     169,798      10,412,926       20,975,726
                          ===========   =========      ==========      ===========


                             Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------------


                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                          -------------- -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
 value (note 2b).........    168,489       16,319,636     7,304,418      1,035,408      6,648,209      8,799,263
Dividend receivable......         --               --            --             --             --             --
Receivable for units sold         --               --            --             --             --             --
                             -------       ----------     ---------      ---------      ---------      ---------
    Total assets.........    168,489       16,319,636     7,304,418      1,035,408      6,648,209      8,799,263
                             -------       ----------     ---------      ---------      ---------      ---------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          7              691           287             51            245            373
Payable for units
 withdrawn...............         20            1,414         1,026            418            102            596
                             -------       ----------     ---------      ---------      ---------      ---------
    Total liabilities....         27            2,105         1,313            469            347            969
                             -------       ----------     ---------      ---------      ---------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    168,462       16,251,048     7,303,105        755,639      6,632,129      8,626,048
 Variable annuity
   contract owners in
   the annuitization
   period................         --           66,483            --        279,300         15,733        172,246
                             -------       ----------     ---------      ---------      ---------      ---------
    Net assets...........    168,462       16,317,531     7,303,105      1,034,939      6,647,862      8,798,294
                             =======       ==========     =========      =========      =========      =========
Investments in
 securities at cost......    161,751       13,690,525     7,665,644      1,068,959      7,078,537      8,126,618
                             =======       ==========     =========      =========      =========      =========
Shares outstanding.......      9,639          812,731       525,876         76,077        394,552        642,282
                             =======       ==========     =========      =========      =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


                                        Goldman Sachs Variable
                                           Insurance Trust                                   JPMorgan Insurance Trust
                              ------------------------------------------ ---------------------------------------------------
                                                Goldman       Goldman                   JPMorgan     JPMorgan     JPMorgan
                                 Goldman         Sachs         Sachs       JPMorgan    Insurance    Insurance    Insurance
                                  Sachs        Large Cap      Mid Cap     Insurance      Trust        Trust        Trust
                                Government       Value         Value        Trust       Intrepid     Mid Cap     Small Cap
                               Money Market     Fund --       Fund --     Core Bond     Mid Cap       Value         Core
                                 Fund --     Institutional Institutional Portfolio -- Portfolio -- Portfolio -- Portfolio --
                              Service Shares    Shares        Shares       Class 1      Class 1      Class 1      Class 1
                              -------------- ------------- ------------- ------------ ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $133,343,360    7,464,516    52,063,310    3,766,886     332,165       94,684      231,473
Dividend receivable..........        14,921           --            --           --          --           --           --
Receivable for units sold....            --           --            --          934          13           --           --
                               ------------    ---------    ----------    ---------     -------       ------      -------
       Total assets..........   133,358,281    7,464,516    52,063,310    3,767,820     332,178       94,684      231,473
                               ------------    ---------    ----------    ---------     -------       ------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         5,671          297         2,127          188          17            4           12
Payable for units
  withdrawn..................       377,045           62        99,975           --          --            2          146
                               ------------    ---------    ----------    ---------     -------       ------      -------
       Total liabilities.....       382,716          359       102,102          188          17            6          158
                               ------------    ---------    ----------    ---------     -------       ------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   132,607,184    7,425,293    51,894,381    2,612,833     213,463       94,678      151,029
   Variable annuity
     contract owners in
     the annuitization
     period..................       368,381       38,864        66,827    1,154,799     118,698           --       80,286
                               ------------    ---------    ----------    ---------     -------       ------      -------
       Net assets............  $132,975,565    7,464,157    51,961,208    3,767,632     332,161       94,678      231,315
                               ============    =========    ==========    =========     =======       ======      =======
Investments in
  securities at cost.........  $133,343,360    7,934,168    48,882,060    3,872,731     314,458       58,791      194,745
                               ============    =========    ==========    =========     =======       ======      =======
Shares outstanding...........   133,343,360      734,696     3,207,844      347,499      17,122        8,623       10,292
                               ============    =========    ==========    =========     =======       ======      =======

                                               Janus Aspen Series
                              ---------------------------------------

                                JPMorgan
                               Insurance
                               Trust U.S.    Balanced      Balanced
                                 Equity    Portfolio --  Portfolio --
                              Portfolio -- Institutional   Service
                                Class 1       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  1,195,929    71,787,080   103,554,727
Dividend receivable..........         --            --            --
Receivable for units sold....         --            --            --
                               ---------    ----------   -----------
       Total assets..........  1,195,929    71,787,080   103,554,727
                               ---------    ----------   -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         61         2,812         5,072
Payable for units
  withdrawn..................         60         1,205        41,163
                               ---------    ----------   -----------
       Total liabilities.....        121         4,017        46,235
                               ---------    ----------   -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    799,713    71,616,453    98,584,524
   Variable annuity
     contract owners in
     the annuitization
     period..................    396,095       166,610     4,923,968
                               ---------    ----------   -----------
       Net assets............  1,195,808    71,783,063   103,508,492
                               =========    ==========   ===========
Investments in
  securities at cost.........    939,380    62,844,913    93,240,124
                               =========    ==========   ===========
Shares outstanding...........     44,261     2,367,648     3,247,248
                               =========    ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


                                                                                  Janus Aspen Series (continued)
                              ----------------------------------------------------------------------------------------------
                                                           Flexible                                  Global        Global
                               Enterprise    Enterprise      Bond          Forty        Forty       Research      Research
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------- ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  $45,237,051   4,823,804    14,878,142    32,376,569    37,049,269   40,319,929    3,384,368
Dividend receivable..........           --          --            --            --            --           --           --
Receivable for units sold....           --          --           659           780            --           --           --
                               -----------   ---------    ----------    ----------    ----------   ----------    ---------
       Total assets..........   45,237,051   4,823,804    14,878,801    32,377,349    37,049,269   40,319,929    3,384,368
                               -----------   ---------    ----------    ----------    ----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        1,777         204           575         1,313         1,724        1,543          144
Payable for units
  withdrawn..................        2,189          --            --            --        33,012        1,340          145
                               -----------   ---------    ----------    ----------    ----------   ----------    ---------
       Total liabilities.....        3,966         204           575         1,313        34,736        2,883          289
                               -----------   ---------    ----------    ----------    ----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   45,077,307   4,823,600    14,829,498    32,128,518    35,362,416   40,182,244    3,371,982
   Variable annuity
     contract owners in
     the annuitization
     period..................      155,778          --        48,728       247,518     1,652,117      134,802       12,097
                               -----------   ---------    ----------    ----------    ----------   ----------    ---------
       Net assets............  $45,233,085   4,823,600    14,878,226    32,376,036    37,014,533   40,317,046    3,384,079
                               ===========   =========    ==========    ==========    ==========   ==========    =========
Investments in
  securities at cost.........  $30,316,341   3,403,505    15,599,767    33,036,649    40,932,225   30,266,420    2,459,881
                               ===========   =========    ==========    ==========    ==========   ==========    =========
Shares outstanding...........      763,237      85,802     1,280,391     1,005,796     1,203,289      992,368       84,885
                               ===========   =========    ==========    ==========    ==========   ==========    =========

                              ----------------------------------------
                                 Global
                               Technology      Janus        Janus
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  5,912,868    40,567,444    3,429,101
Dividend receivable..........         --            --           --
Receivable for units sold....         --            --           --
                               ---------    ----------    ---------
       Total assets..........  5,912,868    40,567,444    3,429,101
                               ---------    ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        241         1,580          148
Payable for units
  withdrawn..................     19,493        12,569          255
                               ---------    ----------    ---------
       Total liabilities.....     19,734        14,149          403
                               ---------    ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  5,893,134    40,429,749    3,426,717
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       123,546        1,981
                               ---------    ----------    ---------
       Net assets............  5,893,134    40,553,295    3,428,698
                               =========    ==========    =========
Investments in
  securities at cost.........  4,345,186    34,833,476    2,886,763
                               =========    ==========    =========
Shares outstanding...........    696,451     1,402,262      121,127
                               =========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


                                  Janus Aspen Series
                                     (continued)              Legg Mason Partners Variable Equity Trust
                              -------------------------- ---------------------------------------------------
                                                         ClearBridge  ClearBridge  ClearBridge  ClearBridge
                                                           Variable     Variable     Variable     Variable
                                Overseas      Overseas    Aggressive    Dividend     Dividend    Large Cap
                              Portfolio --  Portfolio --    Growth      Strategy     Strategy      Value
                              Institutional   Service    Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                 Shares        Shares      Class II     Class I      Class II     Class I
                              ------------- ------------ ------------ ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $21,292,739   2,326,084    7,796,861    4,856,999    8,390,405    15,209,988
Dividend receivable..........           --          --           --           --           --            --
Receivable for units sold....           --          --           --        2,033           --        14,975
                               -----------   ---------    ---------    ---------    ---------    ----------
       Total assets..........   21,292,739   2,326,084    7,796,861    4,859,032    8,390,405    15,224,963
                               -----------   ---------    ---------    ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          849          98          334          195          415           628
Payable for units
  withdrawn..................          793           1       67,098           --        8,794            --
                               -----------   ---------    ---------    ---------    ---------    ----------
       Total liabilities.....        1,642          99       67,432          195        9,209           628
                               -----------   ---------    ---------    ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   21,219,388   2,325,985    7,729,429    4,854,327    8,109,303    15,218,177
   Variable annuity
     contract owners in
     the annuitization
     period..................       71,709          --           --        4,510      271,893         6,158
                               -----------   ---------    ---------    ---------    ---------    ----------
       Net assets............  $21,291,097   2,325,985    7,729,429    4,858,837    8,381,196    15,224,335
                               ===========   =========    =========    =========    =========    ==========
Investments in
  securities at cost.........  $32,547,951   2,951,472    7,934,540    3,781,629    7,003,187    13,591,592
                               ===========   =========    =========    =========    =========    ==========
Shares outstanding...........      858,925      97,448      315,152      285,874      492,395       780,800
                               ===========   =========    =========    =========    =========    ==========

                                             MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------

                              MFS(R) Investors  MFS(R) New   MFS(R) Total
                                   Trust         Discovery      Return     MFS(R) Utilities
                                 Series --       Series --     Series --      Series --
                               Service Class   Service Class Service Class  Service Class
                                   Shares         Shares        Shares          Shares
                              ---------------- ------------- ------------- ----------------
Assets:
Investments at fair
  value (note 2b)............    5,380,492      12,373,921    48,185,846      16,795,465
Dividend receivable..........           --              --            --              --
Receivable for units sold....           --              --            --              --
                                 ---------      ----------    ----------      ----------
       Total assets..........    5,380,492      12,373,921    48,185,846      16,795,465
                                 ---------      ----------    ----------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          228             523         2,508             714
Payable for units
  withdrawn..................       71,367          72,386         3,173          22,861
                                 ---------      ----------    ----------      ----------
       Total liabilities.....       71,595          72,909         5,681          23,575
                                 ---------      ----------    ----------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    5,308,897      12,301,012    45,960,103      16,704,339
   Variable annuity
     contract owners in
     the annuitization
     period..................           --              --     2,220,062          67,551
                                 ---------      ----------    ----------      ----------
       Net assets............    5,308,897      12,301,012    48,180,165      16,771,890
                                 =========      ==========    ==========      ==========
Investments in
  securities at cost.........    4,321,378      12,807,951    43,189,967      16,664,428
                                 =========      ==========    ==========      ==========
Shares outstanding...........      212,836         824,379     2,112,488         636,916
                                 =========      ==========    ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


                                     MFS(R) Variable
                                        Insurance
                                         Trust II
                              ------------------------------ -------------------------
                                 MFS(R)
                              Massachusetts                  Oppenheimer  Oppenheimer
                                Investors   MFS(R) Strategic   Capital      Capital
                              Growth Stock       Income      Appreciation Appreciation
                              Portfolio --    Portfolio --    Fund/VA --   Fund/VA --
                              Service Class  Service Class   Non-Service    Service
                                 Shares          Shares         Shares       Shares
                              ------------- ---------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $7,378,482        32,119       27,895,442   4,404,340
Dividend receivable..........          --            --               --          --
Receivable for units sold....         464            --               24          --
                               ----------        ------       ----------   ---------
       Total assets..........   7,378,946        32,119       27,895,466   4,404,340
                               ----------        ------       ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         320             1            1,071         184
Payable for units
  withdrawn..................          --            --               --      18,634
                               ----------        ------       ----------   ---------
       Total liabilities.....         320             1            1,071      18,818
                               ----------        ------       ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   7,257,779        32,118       27,745,386   4,385,522
   Variable annuity
     contract owners in
     the annuitization
     period..................     120,847            --          149,009          --
                               ----------        ------       ----------   ---------
       Net assets............  $7,378,626        32,118       27,894,395   4,385,522
                               ==========        ======       ==========   =========
Investments in
  securities at cost.........  $8,334,475        32,361       24,578,142   4,146,358
                               ==========        ======       ==========   =========
Shares outstanding...........     485,107         3,335          576,829      92,276
                               ==========        ======       ==========   =========


                                       Oppenheimer Variable Account Funds
                              ------------------------------------------------------------------------------

                              Oppenheimer  Oppenheimer               Oppenheimer   Oppenheimer
                              Conservative Conservative Oppenheimer Discovery Mid Discovery Mid Oppenheimer
                                Balanced     Balanced    Core Bond   Cap Growth    Cap Growth     Global
                               Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --    Fund/VA --   Fund/VA --
                              Non-Service    Service    Non-Service  Non-Service     Service      Service
                                 Shares       Shares      Shares       Shares        Shares       Shares
                              ------------ ------------ ----------- ------------- ------------- -----------
Assets:
Investments at fair
  value (note 2b)............  11,158,483   22,013,867  10,455,987   22,243,442     6,611,801   67,010,965
Dividend receivable..........          --           --          --           --            --           --
Receivable for units sold....          --           --          --           --            --           --
                               ----------   ----------  ----------   ----------     ---------   ----------
       Total assets..........  11,158,483   22,013,867  10,455,987   22,243,442     6,611,801   67,010,965
                               ----------   ----------  ----------   ----------     ---------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         414        1,160         410          830           281        2,980
Payable for units
  withdrawn..................         117        5,480       2,048          440        61,305       21,004
                               ----------   ----------  ----------   ----------     ---------   ----------
       Total liabilities.....         531        6,640       2,458        1,270        61,586       23,984
                               ----------   ----------  ----------   ----------     ---------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  11,091,512   20,517,009  10,381,752   22,080,402     6,550,215   65,365,900
   Variable annuity
     contract owners in
     the annuitization
     period..................      66,440    1,490,218      71,777      161,770            --    1,621,081
                               ----------   ----------  ----------   ----------     ---------   ----------
       Net assets............  11,157,952   22,007,227  10,453,529   22,242,172     6,550,215   66,986,981
                               ==========   ==========  ==========   ==========     =========   ==========
Investments in
  securities at cost.........  10,639,295   20,072,221  11,541,134   16,658,548     6,546,220   62,231,717
                               ==========   ==========  ==========   ==========     =========   ==========
Shares outstanding...........     750,907    1,500,604   1,363,232      306,173        95,230    1,934,497
                               ==========   ==========  ==========   ==========     =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016



                               Oppenheimer Variable Account Funds
                                           (continued)
                              ------------------------------------- ----------------------------
                              Oppenheimer                                          Foreign Bond
                                Global                 Oppenheimer                  Portfolio
                               Strategic  Oppenheimer  Main Street                 (U.S. Dollar
                                Income    Main Street   Small Cap     All Asset     Hedged) --
                              Fund/VA --  Fund/VA --  Fund(R)/VA -- Portfolio --  Administrative
                              Non-Service   Service      Service    Advisor Class     Class
                                Shares      Shares       Shares        Shares         Shares
                              ----------- ----------- ------------- ------------- --------------
Assets:
Investments at fair
  value (note 2b)............ $3,800,194  112,278,528  50,598,474     7,488,794     3,123,365
Dividend receivable..........         --           --          --            --         1,034
Receivable for units sold....         --           --          --            --            --
                              ----------  -----------  ----------     ---------     ---------
       Total assets..........  3,800,194  112,278,528  50,598,474     7,488,794     3,124,399
                              ----------  -----------  ----------     ---------     ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        146        5,274       2,301           318           134
Payable for units
  withdrawn..................         23       45,879      21,760           416            --
                              ----------  -----------  ----------     ---------     ---------
       Total liabilities.....        169       51,153      24,061           734           134
                              ----------  -----------  ----------     ---------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  3,737,323  106,367,309  48,912,856     7,451,214     3,101,675
   Variable annuity
     contract owners in
     the annuitization
     period..................     62,702    5,860,066   1,661,557        36,846        22,590
                              ----------  -----------  ----------     ---------     ---------
       Net assets............ $3,800,025  112,227,375  50,574,413     7,488,060     3,124,265
                              ==========  ===========  ==========     =========     =========
Investments in
  securities at cost......... $4,163,084   95,326,518  42,519,653     8,018,190     2,951,314
                              ==========  ===========  ==========     =========     =========
Shares outstanding...........    769,270    3,992,835   2,130,462       739,999       283,427
                              ==========  ===========  ==========     =========     =========

                                                                                             Rydex
                                                                                           Variable
                               PIMCO Variable Insurance Trust                                Trust
                              -----------------------------------------------------------------------
                                               Long-Term
                                                  U.S.
                                High Yield     Government    Low Duration   Total Return
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Administrative Administrative Administrative Administrative
                                  Class          Class          Class          Class       NASDAQ --
                                  Shares         Shares         Shares         Shares     100(R) Fund
                              -------------- -------------- -------------- -------------- -----------
Assets:
Investments at fair
  value (note 2b)............   47,869,728     36,720,554     44,832,803    244,078,711    7,107,584
Dividend receivable..........      219,453         71,830         58,387        416,597           --
Receivable for units sold....           --             --             --             --           --
                                ----------     ----------     ----------    -----------    ---------
       Total assets..........   48,089,181     36,792,384     44,891,190    244,495,308    7,107,584
                                ----------     ----------     ----------    -----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        2,153          1,653          2,071         11,026          304
Payable for units
  withdrawn..................       30,069         10,286         32,248          9,489       41,766
                                ----------     ----------     ----------    -----------    ---------
       Total liabilities.....       32,222         11,939         34,319         20,515       42,070
                                ----------     ----------     ----------    -----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   46,832,359     35,673,864     43,653,181    236,725,790    7,065,514
   Variable annuity
     contract owners in
     the annuitization
     period..................    1,224,600      1,106,581      1,203,690      7,749,003           --
                                ----------     ----------     ----------    -----------    ---------
       Net assets............   48,056,959     36,780,445     44,856,871    244,474,793    7,065,514
                                ==========     ==========     ==========    ===========    ---------
Investments in
  securities at cost.........   47,363,577     40,564,018     45,484,518    253,873,692    6,858,579
                                ==========     ==========     ==========    ===========    =========
Shares outstanding...........    6,176,739      3,195,871      4,378,203     22,939,728      222,948
                                ==========     ==========     ==========    ===========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016



                                                          State Street Variable Insurance Series Funds, Inc.
                              ----------------------------------------------------------------------------------------------
                                                      Premier
                              Core Value              Growth    Real Estate             Small-Cap
                                Equity     Income     Equity    Securities               Equity    Total Return Total Return
                                V.I.S.     V.I.S.     V.I.S.      V.I.S.    S&P 500(R)   V.I.S.       V.I.S.       V.I.S.
                               Fund --     Fund --    Fund --     Fund --     Index      Fund --     Fund --      Fund --
                               Class 1     Class 1    Class 1     Class 1     V.I.S.     Class 1     Class 1      Class 3
                                Shares     Shares     Shares      Shares       Fund      Shares       Shares       Shares
                              ----------- ---------- ---------- ----------- ----------- ---------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $11,685,918 22,053,765 27,776,355 58,932,885  147,532,556 36,664,831 782,838,013  668,270,873
Dividend receivable..........          --         --         --         --           --         --          --           --
Receivable for units sold....          --      6,251         --         --           --      5,579          --           --
                              ----------- ---------- ---------- ----------  ----------- ---------- -----------  -----------
       Total assets..........  11,685,918 22,060,016 27,776,355 58,932,885  147,532,556 36,670,410 782,838,013  668,270,873
                              ----------- ---------- ---------- ----------  ----------- ---------- -----------  -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         498        896      1,164      2,489        6,038      1,551      35,000       35,133
Payable for units
  withdrawn..................      23,474         --      3,170     20,848       71,052         --     251,397       61,834
                              ----------- ---------- ---------- ----------  ----------- ---------- -----------  -----------
       Total liabilities.....      23,972        896      4,334     23,337       77,090      1,551     286,397       96,967
                              ----------- ---------- ---------- ----------  ----------- ---------- -----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  10,846,932 22,033,644 27,628,475 57,809,669  147,130,488 36,626,317 460,359,925  612,089,378
   Variable annuity
     contract owners in
     the annuitization
     period..................     815,014     25,476    143,546  1,099,879      324,978     42,542 322,191,691   56,084,528
                              ----------- ---------- ---------- ----------  ----------- ---------- -----------  -----------
       Net assets............ $11,661,946 22,059,120 27,772,021 58,909,548  147,455,466 36,668,859 782,551,616  668,173,906
                              =========== ========== ========== ==========  =========== ========== ===========  ===========
Investments in
  securities at cost......... $11,410,051 22,503,912 26,493,731 63,317,809  101,257,169 34,211,198 761,924,113  635,467,867
                              =========== ========== ========== ==========  =========== ========== ===========  ===========
Shares outstanding...........   1,176,830  1,939,645    322,681  4,764,178    3,860,088  2,546,169  43,298,563   37,064,386
                              =========== ========== ========== ==========  =========== ========== ===========  ===========

                                           The Alger
                                           Portfolios
                              ------------------------


                              U.S. Equity Alger Large
                                V.I.S.     Cap Growth
                                Fund --   Portfolio --
                                Class 1    Class I-2
                                Shares       Shares
                              ----------- ------------
Assets:
Investments at fair
  value (note 2b)............ 22,938,212   25,240,662
Dividend receivable..........         --           --
Receivable for units sold....         --           --
                              ----------   ----------
       Total assets.......... 22,938,212   25,240,662
                              ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        959        1,013
Payable for units
  withdrawn..................      1,214          114
                              ----------   ----------
       Total liabilities.....      2,173        1,127
                              ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 22,204,931   25,142,206
   Variable annuity
     contract owners in
     the annuitization
     period..................    731,108       97,329
                              ----------   ----------
       Net assets............ 22,936,039   25,239,535
                              ==========   ==========
Investments in
  securities at cost......... 20,176,122   22,306,404
                              ==========   ==========
Shares outstanding...........    545,888      479,587
                              ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


                               The Alger                                                                           Wells Fargo
                               Portfolios                                                                           Variable
                              (continued)                        The Prudential Series Fund                           Trust
                              ------------ ----------------------------------------------------------------------- -----------
                                             Jennison
                              Alger Small     20/20                    Natural    SP International  SP Prudential  Wells Fargo
                               Cap Growth     Focus       Jennison    Resources        Growth       U.S. Emerging   VT Omega
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --       Growth        Growth
                               Class I-2     Class II     Class II     Class II       Class II      Portfolio --     Fund --
                                 Shares       Shares       Shares       Shares         Shares      Class II Shares   Class 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
Assets:
Investments at fair
  value (note 2b)............ $18,672,497   5,491,683    4,311,631    24,836,245       1,216           14,975       2,413,159
Dividend receivable..........          --          --           --            --          --               --              --
Receivable for units sold....          --          --           --        26,880          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total assets..........  18,672,497   5,491,683    4,311,631    24,863,125       1,216           14,975       2,413,159
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         744         234          182         1,151          --                1             100
Payable for units
  withdrawn..................         187         120       38,701            --           1               --          54,572
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total liabilities.....         931         354       38,883         1,151           1                1          54,672
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  18,580,308   5,472,732    4,263,099    23,814,217       1,215           14,974       2,358,487
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,258      18,597        9,649     1,047,757          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Net assets............ $18,671,566   5,491,329    4,272,748    24,861,974       1,215           14,974       2,358,487
                              ===========   =========    =========    ==========       =====           ======       =========
Investments in
  securities at cost......... $24,055,516   3,538,734    3,779,107    26,061,105       1,484            8,368       2,804,142
                              ===========   =========    =========    ==========       =====           ======       =========
Shares outstanding...........     995,336     238,458       98,845       947,948         211            1,309         112,870
                              ===========   =========    =========    ==========       =====           ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                              AB Variable Products Series Fund, Inc.
                                       -----------------------------------------------------------------------------------

                                             AB              AB             AB           AB            AB           AB
                                       Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                          Strategy         Growth         Income        Value        Growth       Growth
                          Consolidated  Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                             Total         Class B         Class B       Class B       Class B      Class B      Class B
                          ------------ --------------- --------------- ------------ ------------- ------------ ------------
                                                                                Year ended December 31, 2016
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 97,708,187      282,709             --        349,755       810,226            --          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   96,394,992      306,692         34,789        656,723     1,132,765       313,278      89,426
                          ------------    ---------       --------      ---------    ----------    ----------   ---------
Net investment income
  (expense)..............    1,313,195      (23,983)       (34,789)      (306,968)     (322,539)     (313,278)    (89,426)
                          ------------    ---------       --------      ---------    ----------    ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   54,234,970     (395,833)        89,866      2,472,368    (1,101,255)    1,692,984    (585,290)
   Change in unrealized
     appreciation
     (depreciation)......   18,863,129     (371,062)      (129,442)      (997,718)    1,409,451    (3,955,782)   (963,612)
   Capital gain
     distributions.......  200,894,178    1,046,543             --      2,597,168            --     2,232,524   1,841,984
                          ------------    ---------       --------      ---------    ----------    ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........  273,992,277      279,648        (39,576)     4,071,818       308,196       (30,274)    293,082
                          ------------    ---------       --------      ---------    ----------    ----------   ---------
Increase (decrease) in
  net assets from
  operations............. $275,305,472      255,665        (74,365)     3,764,850       (14,343)     (343,552)    203,656
                          ============    =========       ========      =========    ==========    ==========   =========

                               AIM Variable Insurance Funds
                            (Invesco Variable Insurance Funds)
                          --------------------------------------
                          Invesco V.I. Invesco V.I.
                            American     American   Invesco V.I.
                           Franchise    Franchise     Comstock
                            Fund --      Fund --      Fund --
                            Series I    Series II    Series II
                             shares       shares       shares
                          ------------ ------------ ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --           --     1,106,098
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    107,558       73,776       920,192
                            --------     --------    ----------
Net investment income
  (expense)..............   (107,558)     (73,776)      185,906
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    266,686      427,212     1,847,323
   Change in unrealized
     appreciation
     (depreciation)......   (764,106)    (763,550)    3,448,031
   Capital gain
     distributions.......    626,182      430,171     6,649,481
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    128,762       93,833    11,944,835
                            --------     --------    ----------
Increase (decrease) in
  net assets from
  operations.............     21,204       20,057    12,130,741
                            ========     ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




                                                                AIM Variable Insurance Funds
                                                       (Invesco Variable Insurance Funds) (continued)
                          -------------------------------------------------------------------------------------------
                                       Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                          Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                          Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                            Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                            Series I    Series II    Series II     Series I     Series II     Series I     Series I
                             shares       shares       shares       shares       shares        shares       shares
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                                                              Year ended December 31, 2016
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   690,247     326,582       3,475         99          438,343         --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     833,460     372,829       4,796         36          843,617          4            5
                          -----------   ---------      ------        ---       ----------       ----         ----
Net investment income
  (expense)..............    (143,213)    (46,247)     (1,321)        63         (405,274)        (4)          (5)
                          -----------   ---------      ------        ---       ----------       ----         ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     285,867     177,781       7,562         (3)       1,350,521       (399)         313
   Change in unrealized
     appreciation
     (depreciation)......  (2,597,314)  1,629,167      (9,497)       (44)      (2,307,355)       399         (470)
   Capital gain
     distributions.......   6,186,893     631,212       4,713         --               --         --           --
                          -----------   ---------      ------        ---       ----------       ----         ----
Net realized and
  unrealized gain (loss)
  on investments.........   3,875,446   2,438,160       2,778        (47)        (956,834)        --         (157)
                          -----------   ---------      ------        ---       ----------       ----         ----
Increase (decrease) in
  net assets from
  operations............. $ 3,732,233   2,391,913       1,457         16       (1,362,108)        (4)        (162)
                          ===========   =========      ======        ===       ==========       ====         ====

                                           American     American
                                           Century       Century
                                           Variable     Variable
                                        Portfolios II, Portfolios,
                                             Inc.         Inc.
                          ------------- -------------- -----------
                          Invesco V.I.
                              Value
                          Opportunities  VP Inflation  VP Income &
                             Fund --      Protection     Growth
                            Series II      Fund --       Fund --
                             shares        Class II      Class I
                          ------------- -------------- -----------

                          -----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       4,110       485,401       8,743
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      84,431       497,523       7,463
                            ---------      --------      ------
Net investment income
  (expense)..............     (80,321)      (12,122)      1,280
                            ---------      --------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (80,879)     (484,696)      4,368
   Change in unrealized
     appreciation
     (depreciation)......    (620,703)       36,365      37,815
   Capital gain
     distributions.......   1,615,589       126,080       1,596
                            ---------      --------      ------
Net realized and
  unrealized gain (loss)
  on investments.........     914,007      (322,251)     43,779
                            ---------      --------      ------
Increase (decrease) in
  net assets from
  operations.............     833,686      (334,373)     45,059
                            =========      ========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   American Century
                          Variable Portfolios, Inc. (continued)           BlackRock Variable Series Funds, Inc.
                          ------------------------------------- ---------------------------------------------------------

                                                                                    BlackRock     BlackRock    BlackRock
                                                                   BlackRock         Global       Large Cap      Value
                               VP                               Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                          International  VP Ultra(R)  VP Value      Fund --          Fund --       Fund --   V.I. Fund --
                             Fund --       Fund --    Fund --      Class III        Class III     Class III    Class III
                             Class I       Class I    Class I        Shares          Shares        Shares       Shares
                          -------------  -----------  --------  ---------------- --------------- ----------- -------------

                                                          Year ended December 31, 2016
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  6,858           949      1,141        719,263        3,498,817       12,813         7,866
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     10,371         3,089        954        553,725        5,510,387       45,973        83,397
                            --------       -------     ------      ---------       ----------     --------     ---------
Net investment income
  (expense)..............     (3,513)       (2,140)       187        165,538       (2,011,570)     (33,160)      (75,531)
                            --------       -------     ------      ---------       ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     19,412       (13,845)     3,357        474,668       (5,051,827)      56,850       189,496
   Change in unrealized
     appreciation
     (depreciation)......    (62,740)        4,486      7,907      4,130,257       12,312,354     (122,261)      763,334
   Capital gain
     distributions.......         --        11,244         --      1,306,429               --      245,115       178,681
                            --------       -------     ------      ---------       ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (43,328)        1,885     11,264      5,911,354        7,260,527      179,704     1,131,511
                            --------       -------     ------      ---------       ----------     --------     ---------
Increase (decrease) in
  net assets from
  operations.............   $(46,841)         (255)    11,451      6,076,892        5,248,957      146,544     1,055,980
                            ========       =======     ======      =========       ==========     ========     =========

                            Columbia Funds Variable   Columbia Funds Variable
                               Insurance Trust I          Series Trust II
                          --------------------------  -----------------------
                            Columbia                         Columbia
                            Variable      Variable           Variable
                          Portfolio --  Portfolio --       Portfolio --
                          International Loomis Sayles         Select
                          Opportunities    Growth          International
                             Fund --     Fund II --       Equity Fund --
                             Class 2       Class 1            Class 2
                          ------------- ------------- -----------------------
                             Period from January 1     Period from April 29
                               to April 29, 2016       to December 31, 2016
                          --------------------------  -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     433,563        52,341            474,993
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     306,613       100,662            297,564
                           ----------    ----------         ----------
Net investment income
  (expense)..............     126,950       (48,321)           177,429
                           ----------    ----------         ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,003,374)   (4,549,717)        (2,695,412)
   Change in unrealized
     appreciation
     (depreciation)......  (2,042,221)   (3,543,679)          (441,414)
   Capital gain
     distributions.......          --     8,007,264                 --
                           ----------    ----------         ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (3,045,595)      (86,132)        (3,136,826)
                           ----------    ----------         ----------
Increase (decrease) in
  net assets from
  operations.............  (2,918,645)     (134,453)        (2,959,397)
                           ==========    ==========         ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          Columbia Funds
                          Variable Series     Deutsche          Deutsche
                             Trust II         Variable          Variable
                            (continued)       Series I          Series II                       Dreyfus
                          --------------- ---------------- ------------------  -----------------------------------------
                                                                                                Dreyfus
                             Variable                      Deutsche  Deutsche     Dreyfus       Variable    The Dreyfus
                           Portfolio --   Deutsche Capital   Large   Small Mid   Investment    Investment     Socially
                           Loomis Sayles       Growth      Cap Value Cap Value   Portfolios     Fund --     Responsible
                              Growth           VIP --       VIP --    VIP --    MidCap Stock   Government      Growth
                              Fund --         Class B       Class B   Class B   Portfolio --  Money Market Fund, Inc. --
                              Class 1          Shares       Shares    Shares   Initial Shares  Portfolio   Initial Shares
                          --------------- ---------------- --------- --------- -------------- ------------ --------------
                            Period from
                             April 29
                          to December 31,
                               2016                                                        Year ended December 31, 2016
                          --------------- -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $       --            41           366        45        1,027           119         79,493
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      209,744           114           946       311        1,417        15,390         89,547
                            ----------          ----        ------     -----       ------       -------       --------
Net investment income
  (expense)..............     (209,744)          (73)         (580)     (266)        (390)      (15,271)       (10,054)
                            ----------          ----        ------     -----       ------       -------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      181,780            22           178       369          825            --       (223,308)
   Change in unrealized
     appreciation
     (depreciation)......      942,605          (413)       (5,487)      630        5,522            --        100,230
   Capital gain
     distributions.......           --           659         2,621     2,046        6,818            --        603,980
                            ----------          ----        ------     -----       ------       -------       --------
Net realized and
  unrealized gain (loss)
  on investments.........    1,124,385           268        (2,688)    3,045       13,165            --        480,902
                            ----------          ----        ------     -----       ------       -------       --------
Increase (decrease) in
  net assets from
  operations.............   $  914,641           195        (3,268)    2,779       12,775       (15,271)       470,848
                            ==========          ====        ======     =====       ======       =======       ========


                            Eaton Vance
                           Variable Trust   Federated Insurance Series
                          ---------------- ----------------------------


                                           Federated High
                                            Income Bond   Federated High
                                             Fund II --    Income Bond
                          VT Floating-Rate    Primary       Fund II --
                            Income Fund        Shares     Service Shares
                          ---------------- -------------- --------------




                          ----------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    1,643,767         803,757        891,443
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      757,561         183,057        228,779
                             ---------       ---------      ---------
Net investment income
  (expense)..............      886,206         620,700        662,664
                             ---------       ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (543,114)       (148,612)       (88,708)
   Change in unrealized
     appreciation
     (depreciation)......    2,942,782       1,060,838      1,206,086
   Capital gain
     distributions.......           --              --             --
                             ---------       ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    2,399,668         912,226      1,117,378
                             ---------       ---------      ---------
Increase (decrease) in
  net assets from
  operations.............    3,285,874       1,532,926      1,780,042
                             =========       =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          Federated Insurance Series (continued)
                          -----------------------------------    -------------
                                           Federated
                                            Managed
                            Federated      Tail Risk  Federated    VIP Asset
                             Kaufmann      Fund II --  Managed    Manager/SM/
                            Fund II --      Primary   Volatility Portfolio --
                          Service Shares     Shares    Fund II   Initial Class
                          --------------   ---------- ---------- -------------
                                                                             Y
                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $        --       102,804   295,688       665,725
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      282,278        82,769    84,615       566,654
                           -----------      --------   -------    ----------
Net investment income
  (expense)..............     (282,278)       20,035   211,073        99,071
                           -----------      --------   -------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      205,838      (189,455)  (68,905)      130,036
   Change in unrealized
     appreciation
     (depreciation)......   (1,068,348)     (176,114)  186,922    (1,498,574)
   Capital gain
     distributions.......    1,403,864            --        --     2,028,815
                           -----------      --------   -------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      541,354      (365,569)  118,017       660,277
                           -----------      --------   -------    ----------
Increase (decrease) in
  net assets from
  operations.............  $   259,076      (345,534)  329,090       759,348
                           ===========      ========   =======    ==========

                                      Fidelity(R) Variable Insurance Products Fund
                          --------------------------------------------------------------------------------
                                                                                VIP Dynamic
                           VIP Asset       VIP                         VIP        Capital         VIP
                          Manager/SM/    Balanced        VIP      Contrafund(R) Appreciation    Equity-
                          Portfolio -- Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                            Service      Service    Portfolio --     Service      Service    Portfolio --
                            Class 2      Class 2    Initial Class    Class 2      Class 2    Initial Class
                          ------------ ------------ ------------- ------------- ------------ -------------
                          ear ended December 31, 2016
                          ------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     97,620      785,698       825,887        735,168      16,832     1,860,688
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    154,715    1,259,425     1,516,471      2,713,197      37,024     1,147,207
                            --------    ---------    ----------    -----------    --------    ----------
Net investment income
  (expense)..............    (57,095)    (473,727)     (690,584)    (1,978,029)    (20,192)      713,481
                            --------    ---------    ----------    -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     45,982      693,387     3,093,756     16,380,470      29,236      (693,924)
   Change in unrealized
     appreciation
     (depreciation)......   (298,458)   1,170,468    (4,745,020)   (23,896,418)   (104,087)    7,130,949
   Capital gain
     distributions.......    377,030    1,703,430     8,724,390     17,474,342     106,029     5,475,755
                            --------    ---------    ----------    -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    124,554    3,567,285     7,073,126      9,958,394      31,178    11,912,780
                            --------    ---------    ----------    -----------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............     67,459    3,093,558     6,382,542      7,980,365      10,986    12,626,261
                            ========    =========    ==========    ===========    ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          ---------------------------------------
                              VIP                        VIP
                            Equity-         VIP        Growth &
                             Income      Growth &       Income
                          Portfolio --    Income     Portfolio --
                            Service    Portfolio --    Service
                            Class 2    Initial Class   Class 2
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 1,035,734      329,284      285,429
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,262,304      284,797      256,036
                          -----------    ---------    ---------
Net investment income
  (expense)..............    (226,570)      44,487       29,393
                          -----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,235,103)     764,684    1,037,002
   Change in unrealized
     appreciation
     (depreciation)......   5,323,595      636,679      413,515
   Capital gain
     distributions.......   6,568,306    1,240,097      909,366
                          -----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  10,656,798    2,641,460    2,359,883
                          -----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations............. $10,430,228    2,685,947    2,389,276
                          ===========    =========    =========

                          Fidelity(R) Variable Insurance Products Fund (continued)
                          ----------------------------------------------------------------------------------------------
                                             VIP                                     VIP
                               VIP         Growth                       VIP       Investment                    VIP
                             Growth     Opportunities      VIP         Growth     Grade Bond       VIP        Mid Cap
                          Opportunities Portfolio --     Growth     Portfolio -- Portfolio --    Mid Cap    Portfolio --
                          Portfolio --     Service    Portfolio --    Service      Service    Portfolio --    Service
                          Initial Class    Class 2    Initial Class   Class 2      Class 2    Initial Class   Class 2
                          ------------- ------------- ------------- ------------ ------------ ------------- ------------
                                        Year ended December 31, 2016
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     28,444         13,237        20,801            --   3,073,636          52         401,523
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    132,582        481,468       751,135       259,040   2,327,635          76       1,936,087
                            --------     ----------    ----------    ----------   ---------       -----      ----------
Net investment income
  (expense)..............   (104,138)      (468,231)     (730,334)     (259,040)    746,001         (24)     (1,534,564)
                            --------     ----------    ----------    ----------   ---------       -----      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    612,573       (329,066)    2,898,714       962,397    (645,378)         (1)       (445,675)
   Change in unrealized
     appreciation
     (depreciation)......   (915,182)    (2,056,659)   (8,223,943)   (3,866,413)  3,050,173         521       6,457,169
   Capital gain
     distributions.......    203,503      1,048,670     5,524,531     2,131,079      62,848         620       7,501,745
                            --------     ----------    ----------    ----------   ---------       -----      ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (99,106)    (1,337,055)      199,302      (772,937)  2,467,643       1,140      13,513,239
                            --------     ----------    ----------    ----------   ---------       -----      ----------
Increase (decrease) in
  net assets from
  operations.............   (203,244)    (1,805,286)     (531,032)   (1,031,977)  3,213,644       1,116      11,978,675
                            ========     ==========    ==========    ==========   =========       =====      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Fidelity(R) Variable
                           Insurance Products Fund
                                 (continued)
                          ------------------------  --------------------------------
                                           VIP
                              VIP         Value         Franklin
                            Overseas    Strategies      Founding
                          Portfolio -- Portfolio -- Funds Allocation Franklin Income
                            Initial      Service      VIP Fund --      VIP Fund --
                             Class       Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ------------ ---------------- ---------------

                          ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   230,004     23,492        2,941,421      16,515,638
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     229,077     41,515        1,427,259       6,522,705
                          -----------    -------       ----------      ----------
Net investment income
  (expense)..............         927    (18,023)       1,514,162       9,992,933
                          -----------    -------       ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     172,235     87,069       (2,334,725)     (3,089,747)
   Change in unrealized
     appreciation
     (depreciation)......  (1,383,608)   118,628        6,108,152      29,429,386
   Capital gain
     distributions.......      27,260         --        2,489,902              --
                          -----------    -------       ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,184,113)   205,697        6,263,329      26,339,639
                          -----------    -------       ----------      ----------
Increase (decrease) in
  net assets from
  operations............. $(1,183,186)   187,674        7,777,491      36,332,572
                          ===========    =======       ==========      ==========


                             Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------------


                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                          -------------- -------------- -------------- -------------- -------------- --------------
                            Year ended December 31, 2016
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --         310,928        150,752        20,605              --       184,157
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      2,927         244,160        101,518        18,863          91,735       137,319
                              ------       ---------       --------       -------        --------       -------
Net investment income
  (expense)..............     (2,927)         66,768         49,234         1,742         (91,735)       46,838
                              ------       ---------       --------       -------        --------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      2,417         458,380       (149,538)      (38,598)       (136,826)       51,406
   Change in unrealized
     appreciation
     (depreciation)......     (9,253)        312,273        387,141        75,524         321,035       188,113
   Capital gain
     distributions.......      3,268       1,280,881        118,187        18,455           5,684       354,190
                              ------       ---------       --------       -------        --------       -------
Net realized and
  unrealized gain (loss)
  on investments.........     (3,568)      2,051,534        355,790        55,381         189,893       593,709
                              ------       ---------       --------       -------        --------       -------
Increase (decrease) in
  net assets from
  operations.............     (6,495)      2,118,302        405,024        57,123          98,158       640,547
                              ======       =========       ========       =======        ========       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs Variable Insurance Trust                      JPMorgan Insurance Trust
                          ---------------------------------------  ---------------------------------------------------
                            Goldman       Goldman       Goldman                   JPMorgan     JPMorgan     JPMorgan
                             Sachs         Sachs         Sachs       JPMorgan    Insurance    Insurance    Insurance
                           Government    Large Cap      Mid Cap     Insurance      Trust        Trust        Trust
                          Money Market     Value         Value        Trust       Intrepid     Mid Cap     Small Cap
                            Fund --       Fund --       Fund --     Core Bond     Mid Cap       Value         Core
                            Service    Institutional Institutional Portfolio -- Portfolio -- Portfolio -- Portfolio --
                             Shares       Shares        Shares       Class 1      Class 1      Class 1      Class 1
                          ------------ ------------- ------------- ------------ ------------ ------------ ------------
                                                                              Year ended December 31, 2016
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    54,716     154,876        600,557      98,641        2,545          837           39
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,141,850     109,431        622,814      68,348        6,444        1,623        2,164
                          -----------    --------      ---------     -------      -------       ------       ------
Net investment income
  (expense)..............  (2,087,134)     45,445        (22,257)     30,293       (3,899)        (786)      (2,125)
                          -----------    --------      ---------     -------      -------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          --    (251,364)       (68,173)    (16,795)      12,079        5,146        4,951
   Change in unrealized
     appreciation
     (depreciation)......          --     817,230      4,736,554      (2,731)     (12,795)       2,246       34,607
   Capital gain
     distributions.......          --      74,358         24,259          --       36,847        5,009          607
                          -----------    --------      ---------     -------      -------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........          --     640,224      4,692,640     (19,526)      36,131       12,401       40,165
                          -----------    --------      ---------     -------      -------       ------       ------
Increase (decrease) in
  net assets from
  operations............. $(2,087,134)    685,669      4,670,383      10,767       32,232       11,615       38,040
                          ===========    ========      =========     =======      =======       ======       ======

                                           Janus Aspen Series
                          ------------ -------------------------
                            JPMorgan
                           Insurance
                             Trust
                              U.S.       Balanced      Balanced
                             Equity    Portfolio --  Portfolio --
                          Portfolio -- Institutional   Service
                            Class 1       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    11,005      1,627,809     2,064,011
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    21,407      1,064,824     1,920,749
                            -------     ----------    ----------
Net investment income
  (expense)..............   (10,402)       562,985       143,262
                            -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   141,359      1,563,592     2,229,399
   Change in unrealized
     appreciation
     (depreciation)......   (69,312)    (1,147,616)   (1,458,305)
   Capital gain
     distributions.......    39,060      1,090,811     1,512,829
                            -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   111,107      1,506,787     2,283,923
                            -------     ----------    ----------
Increase (decrease) in
  net assets from
  operations.............   100,705      2,069,772     2,427,185
                            =======     ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------------------------------
                                                       Flexible                                  Global        Global
                           Enterprise    Enterprise      Bond          Forty        Forty       Research      Research
                          Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service    Institutional Institutional   Service    Institutional   Service
                             Shares        Shares       Shares        Shares        Shares       Shares        Shares
                          ------------- ------------ ------------- ------------- ------------ ------------- ------------
                                                                               Year ended December 31, 2016
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $    65,068      1,121       446,029             --            --      447,990       33,600
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      648,951     71,732       226,664        499,034       782,356      582,634       55,244
                           -----------    -------       -------     ----------    ----------   ----------     --------
Net investment income
  (expense)..............     (583,883)   (70,611)      219,365       (499,034)     (782,356)    (134,644)     (21,644)
                           -----------    -------       -------     ----------    ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,793,016    183,033       (72,693)       149,583    (1,939,882)   1,476,408      155,191
   Change in unrealized
     appreciation
     (depreciation)......   (1,116,901)   (56,660)       54,178     (4,028,245)   (3,954,748)  (1,175,004)    (128,227)
   Capital gain
     distributions.......    3,561,098    387,369            --      4,527,856     6,920,071           --           --
                           -----------    -------       -------     ----------    ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    5,237,213    513,742       (18,515)       649,194     1,025,441      301,404       26,964
                           -----------    -------       -------     ----------    ----------   ----------     --------
Increase (decrease) in
  net assets from
  operations.............  $ 4,653,330    443,131       200,850        150,160       243,085      166,760        5,320
                           ===========    =======       =======     ==========    ==========   ==========     ========

                          ---------------------------------------
                             Global
                           Technology      Janus        Janus
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     5,314        228,799       13,856
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    83,335        611,216       57,090
                            -------     ----------     --------
Net investment income
  (expense)..............   (78,021)      (382,417)     (43,234)
                            -------     ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   214,026      1,278,296      130,205
   Change in unrealized
     appreciation
     (depreciation)......   311,594     (4,078,605)    (361,953)
   Capital gain
     distributions.......   205,287      2,637,466      230,278
                            -------     ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........   730,907       (162,843)      (1,470)
                            -------     ----------     --------
Increase (decrease) in
  net assets from
  operations.............   652,886       (545,260)     (44,704)
                            =======     ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Janus Aspen Series
                                 (continued)         Legg Mason Partners Variable Equity Trust
                          -------------------------  -----------------------------------------
                                                     ClearBridge          ClearBridge
                                                       Variable             Variable
                            Overseas      Overseas    Aggressive            Dividend
                          Portfolio --  Portfolio --    Growth              Strategy
                          Institutional   Service    Portfolio --         Portfolio --
                             Shares        Shares      Class II             Class I
                          ------------- ------------ ------------         ------------
                                                                                  Year ended D
                          --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 1,018,080     122,637        31,851             73,163
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      318,570      40,608       164,695             69,261
                           -----------    --------    ----------            -------
Net investment income
  (expense)..............      699,510      82,029      (132,844)             3,902
                           -----------    --------    ----------            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (1,625,403)   (252,135)   (2,191,325)           285,945
   Change in unrealized
     appreciation
     (depreciation)......   (1,774,392)   (231,935)      905,002            301,111
   Capital gain
     distributions.......      677,839      85,617       407,496                 --
                           -----------    --------    ----------            -------
Net realized and
  unrealized gain (loss)
  on investments.........   (2,721,956)   (398,453)     (878,827)           587,056
                           -----------    --------    ----------            -------
Increase (decrease) in
  net assets from
  operations.............  $(2,022,446)   (316,424)   (1,011,671)           590,958
                           ===========    ========    ==========            =======

                                                    MFS(R) Variable Insurance Trust
                          ------------------------- -----------------------------   ------------------------------
                          ClearBridge  ClearBridge
                            Variable     Variable   MFS(R) Investors   MFS(R) New   MFS(R) Total
                            Dividend    Large Cap        Trust          Discovery      Return     MFS(R) Utilities
                            Strategy      Value        Series --        Series --     Series --      Series --
                          Portfolio -- Portfolio --  Service Class    Service Class Service Class  Service Class
                            Class II     Class I         Shares          Shares        Shares          Shares
                          ------------ ------------ ----------------  ------------- ------------- ----------------
                          ecember 31, 2016
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   110,118       223,507         30,642              --      1,290,802        669,411
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   123,559       227,197         84,104         190,969        907,300        302,567
                            -------     ---------       --------        --------      ---------      ---------
Net investment income
  (expense)..............   (13,441)       (3,690)       (53,462)       (190,969)       383,502        366,844
                            -------     ---------       --------        --------      ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   349,762      (513,013)       215,218        (316,065)     1,655,255        307,230
   Change in unrealized
     appreciation
     (depreciation)......   375,470     1,676,323       (415,337)        706,160       (569,702)       914,355
   Capital gain
     distributions.......        --       303,108        597,647         594,759      1,593,507        425,160
                            -------     ---------       --------        --------      ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........   725,232     1,466,418        397,528         984,854      2,679,060      1,646,745
                            -------     ---------       --------        --------      ---------      ---------
Increase (decrease) in
  net assets from
  operations.............   711,791     1,462,728        344,066         793,885      3,062,562      2,013,589
                            =======     =========       ========        ========      =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 MFS(R) Variable
                                Insurance Trust II
                          -----------------------------  ------------
                             MFS(R)
                          Massachusetts                  Oppenheimer
                            Investors   MFS(R) Strategic   Capital
                          Growth Stock       Income      Appreciation
                          Portfolio --    Portfolio --    Fund/VA --
                          Service Class  Service Class   Non-Service
                             Shares          Shares         Shares
                          ------------- ---------------- ------------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  29,099          915           119,396
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     117,433          448           406,904
                            ---------        -----        ----------
Net investment income
  (expense)..............     (88,334)         467          (287,508)
                            ---------        -----        ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (119,635)         (30)          755,026
   Change in unrealized
     appreciation
     (depreciation)......    (370,071)       1,562        (4,780,905)
   Capital gain
     distributions.......     880,331           --         3,025,154
                            ---------        -----        ----------
Net realized and
  unrealized gain (loss)
  on investments.........     390,625        1,532        (1,000,725)
                            ---------        -----        ----------
Increase (decrease) in
  net assets from
  operations.............   $ 302,291        1,999        (1,288,233)
                            =========        =====        ==========

                                                Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------------------

                          Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer   Oppenheimer
                            Capital    Conservative Conservative Oppenheimer Discovery Mid Discovery Mid Oppenheimer
                          Appreciation   Balanced     Balanced    Core Bond   Cap Growth    Cap Growth     Global
                           Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --    Fund/VA --   Fund/VA --
                            Service    Non-Service    Service    Non-Service  Non-Service     Service      Service
                             Shares       Shares       Shares      Shares       Shares        Shares       Shares
                          ------------ ------------ ------------ ----------- ------------- ------------- -----------
                                    Year ended December 31, 2016
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      5,586     269,859      486,194      412,528            --           --       693,344
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     76,622     153,245      430,704      160,782       319,538      103,566     1,298,178
                            --------     -------      -------     --------    ----------     --------    ----------
Net investment income
  (expense)..............    (71,036)    116,614       55,490      251,746      (319,538)    (103,566)     (604,834)
                            --------     -------      -------     --------    ----------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    159,748      94,810      650,307     (267,573)    1,195,889       45,194     1,115,606
   Change in unrealized
     appreciation
     (depreciation)......   (832,250)    219,468      (38,453)     229,844    (2,538,535)    (482,678)   (9,810,199)
   Capital gain
     distributions.......    510,556          --           --           --     1,838,508      555,590     6,147,424
                            --------     -------      -------     --------    ----------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (161,946)    314,278      611,854      (37,729)      495,862      118,106    (2,547,169)
                            --------     -------      -------     --------    ----------     --------    ----------
Increase (decrease) in
  net assets from
  operations.............   (232,982)    430,892      667,344      214,017       176,324       14,540    (3,152,003)
                            ========     =======      =======     ========    ==========     ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                           Oppenheimer Variable Account Funds
                                       (continued)
                          ------------------------------------  -------------
                          Oppenheimer
                            Global                 Oppenheimer
                           Strategic  Oppenheimer  Main Street
                            Income    Main Street   Small Cap     All Asset
                          Fund/VA --  Fund/VA --  Fund(R)/VA -- Portfolio --
                          Non-Service   Service      Service    Advisor Class
                            Shares      Shares       Shares        Shares
                          ----------- ----------- ------------- -------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $202,938      695,929      143,497       203,964
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    56,352    1,650,355      891,793       138,483
                           --------   ----------    ---------     ---------
Net investment income
  (expense)..............   146,586     (954,426)    (748,296)       65,481
                           --------   ----------    ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (92,397)   4,926,044    1,843,069      (572,433)
   Change in unrealized
     appreciation
     (depreciation)......   148,225   (5,092,562)   4,636,999     1,155,002
   Capital gain
     distributions.......        --    9,706,992    2,209,013            --
                           --------   ----------    ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    55,828    9,540,474    8,689,081       582,569
                           --------   ----------    ---------     ---------
Increase (decrease) in
  net assets from
  operations.............  $202,414    8,586,048    7,940,785       648,050
                           ========   ==========    =========     =========

                                                                                                        Rydex
                                                                                                      Variable
                                          PIMCO Variable Insurance Trust                                Trust
                          -------------------------------------------------------------------------- -----------
                           Foreign Bond                   Long-Term
                            Portfolio                        U.S.
                           (U.S. Dollar    High Yield     Government    Low Duration   Total Return
                            Hedged) --    Portfolio --   Portfolio --   Portfolio --   Portfolio --
                          Administrative Administrative Administrative Administrative Administrative
                              Class          Class          Class          Class          Class       NASDAQ --
                              Shares         Shares         Shares         Shares         Shares     100(R) Fund
                          -------------- -------------- -------------- -------------- -------------- -----------
                              Year ended December 31, 2016
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     46,765        3,438,940        557,605       922,288       5,594,687          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     52,068        1,090,414        459,965     1,047,246       4,410,428      83,605
                             -------       ----------     ----------     ---------      ----------    --------
Net investment income
  (expense)..............     (5,303)       2,348,526         97,640      (124,958)      1,184,259     (83,605)
                             -------       ----------     ----------     ---------      ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     32,157       (1,548,108)        66,863      (908,100)     (3,007,743)   (403,097)
   Change in unrealized
     appreciation
     (depreciation)......    123,172        6,370,760     (3,486,410)      925,396       5,523,054    (928,057)
   Capital gain
     distributions.......     11,619               --             --            --              --     551,622
                             -------       ----------     ----------     ---------      ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........    166,948        4,822,652     (3,419,547)       17,296       2,515,311    (779,532)
                             -------       ----------     ----------     ---------      ----------    --------
Increase (decrease) in
  net assets from
  operations.............    161,645        7,171,178     (3,321,907)     (107,662)      3,699,570    (863,137)
                             =======       ==========     ==========     =========      ==========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                     State Street Variable Insurance Series Funds, Inc.
                          --------------------------------------------------------------------------------------------
                                                Premier
                          Core Value            Growth    Real Estate             Small-Cap
                            Equity    Income    Equity    Securities               Equity    Total Return Total Return
                            V.I.S.    V.I.S.    V.I.S.      V.I.S.    S&P 500(R)   V.I.S.       V.I.S.       V.I.S.
                           Fund --    Fund --   Fund --     Fund --     Index      Fund --     Fund --      Fund --
                           Class 1    Class 1   Class 1     Class 1     V.I.S.     Class 1     Class 1      Class 3
                            Shares    Shares    Shares      Shares       Fund      Shares       Shares       Shares
                          ----------  ------- ----------  ----------- ----------  ---------  ------------ ------------
                                                                      Year ended December 31, 2016
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  124,996  409,682    139,715   1,420,000   2,687,419         --   14,562,322   10,759,057
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    184,504  350,755    434,339     960,423   2,132,971    496,289   12,675,545   13,591,316
                          ----------  ------- ----------  ----------  ----------  ---------   ----------   ----------
Net investment income
  (expense)..............    (59,508)  58,927   (294,624)    459,577     554,448   (496,289)   1,886,777   (2,832,259)
                          ----------  ------- ----------  ----------  ----------  ---------   ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     23,844      148    517,216     806,374   8,978,009   (223,416)  12,636,315   13,264,421
   Change in unrealized
     appreciation
     (depreciation)......    574,015  326,185 (2,905,133) (4,236,414) (1,082,181) 5,440,624    5,708,442    4,931,225
   Capital gain
     distributions.......    460,808       --  2,870,461   6,576,157   5,178,688  1,694,573   14,483,739   12,472,686
                          ----------  ------- ----------  ----------  ----------  ---------   ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,058,667  326,333    482,544   3,146,117  13,074,516  6,911,781   32,828,496   30,668,332
                          ----------  ------- ----------  ----------  ----------  ---------   ----------   ----------
Increase (decrease) in
  net assets from
  operations............. $  999,159  385,260    187,920   3,605,694  13,628,964  6,415,492   34,715,273   27,836,073
                          ==========  ======= ==========  ==========  ==========  =========   ==========   ==========

                                       The Alger
                                       Portfolios
                          ----------- ------------


                          U.S. Equity Alger Large
                            V.I.S.     Cap Growth
                            Fund --   Portfolio --
                            Class 1    Class I-2
                            Shares       Shares
                          ----------- ------------

                          ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    268,741          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    362,415     383,117
                           ---------    --------
Net investment income
  (expense)..............    (93,674)   (383,117)
                           ---------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    755,416     396,818
   Change in unrealized
     appreciation
     (depreciation)......   (859,993)   (900,538)
   Capital gain
     distributions.......  1,812,974      92,553
                           ---------    --------
Net realized and
  unrealized gain (loss)
  on investments.........  1,708,397    (411,167)
                           ---------    --------
Increase (decrease) in
  net assets from
  operations.............  1,614,723    (794,284)
                           =========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               The Alger                                                                            Wells Fargo
                              Portfolios                                                                             Variable
                              (continued)                          The Prudential Series Fund                          Trust
                          ------------------- --------------------------------------------------------------------  -----------
                                                Jennison                                              SP Prudential
                                                 20/20                    Natural                     U.S. Emerging Wells Fargo
                                                 Focus       Jennison    Resources   SP International    Growth      VT Omega
                            Alger Small Cap   Portfolio -- Portfolio -- Portfolio --      Growth      Portfolio --    Growth
                          Growth Portfolio --   Class II     Class II     Class II     Portfolio --     Class II      Fund --
                           Class I-2 Shares      Shares       Shares       Shares    Class II Shares     Shares       Class 2
                          ------------------- ------------ ------------ ------------ ---------------- ------------- -----------
                                                              Year ended December 31, 2016
                          ----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $        --             --           --            --          --             --             --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         259,316         86,529       70,226       380,840          24            230         39,727
                              -----------       --------     --------    ----------        ----           ----       --------
Net investment income
  (expense)..............        (259,316)       (86,529)     (70,226)     (380,840)        (24)          (230)       (39,727)
                              -----------       --------     --------    ----------        ----           ----       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (1,060,481)       340,009      139,182    (2,925,203)       (137)           257       (134,422)
   Change in unrealized
     appreciation
     (depreciation)......        (628,221)      (301,026)    (395,198)    8,592,546          60            297        (34,840)
   Capital gain
     distributions.......       2,590,269             --           --            --          --             --        148,883
                              -----------       --------     --------    ----------        ----           ----       --------
Net realized and
  unrealized gain (loss)
  on investments.........         901,567         38,983     (256,016)    5,667,343         (77)           554        (20,379)
                              -----------       --------     --------    ----------        ----           ----       --------
Increase (decrease) in
  net assets from
  operations.............     $   642,251        (47,546)    (326,242)    5,286,503        (101)           324        (60,106)
                              ===========       ========     ========    ==========        ====           ====       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                   Consolidated Total
                             ------------------------------

                             -------------------------------
                                  2016            2015
                             --------------  --------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    1,313,195       7,502,627
 Net realized gain
   (loss) on investments....     54,234,970     157,756,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     18,863,129    (639,144,117)
 Capital gain
   distribution.............    200,894,178     313,747,070
                             --------------  --------------
    Increase (decrease)
     in net assets from
     operations.............    275,305,472    (160,138,141)
                             --------------  --------------
From capital
 transactions (note 4):
 Net premiums...............     22,659,769      32,475,365
 Death benefits.............    (94,460,876)   (119,448,443)
 Surrenders.................   (628,993,686)   (785,539,755)
 Administrative expenses....    (23,752,181)    (25,583,695)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (7,948,356)     51,505,447
                             --------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...   (732,495,330)   (846,591,081)
                             --------------  --------------
Increase (decrease) in
 net assets.................   (457,189,858) (1,006,729,222)
Net assets at beginning
 of year....................  6,076,485,566   7,083,214,788
                             --------------  --------------
Net assets at end of year... $5,619,295,708   6,076,485,566
                             ==============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....

                                                        AB Variable Products Series Fund, Inc.
                             --------------------------------------------------------------------------------------------
                               AB Balanced Wealth     AB Global Thematic        AB Growth and         AB International
                              Strategy Portfolio --   Growth Portfolio --    Income Portfolio --     Value Portfolio --
                                     Class B                Class B                Class B                 Class B
                             ----------------------  --------------------  ----------------------  ----------------------
                                                 Year ended December 31,
                             ---------------------------------------------------------------------------------------------
                                2016        2015        2016       2015       2016        2015        2016        2015
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (23,983)     27,756    (34,789)   (44,314)   (306,968)   (181,561)   (322,539)    334,545
 Net realized gain
   (loss) on investments....   (395,833)    172,373     89,866    197,433   2,472,368   2,919,664  (1,101,255)    168,471
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (371,062) (1,824,949)  (129,442)   (91,639)   (997,718) (2,793,732)  1,409,451  (1,001,167)
 Capital gain
   distribution.............  1,046,543   1,560,725         --         --   2,597,168          --          --          --
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    255,665     (64,095)   (74,365)    61,480   3,764,850     (55,629)    (14,343)   (498,151)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     95,581      21,670      1,699      4,029      29,937     (12,028)    172,012     352,773
 Death benefits.............       (592)    (48,882)        --      1,467    (341,838)   (248,181)   (124,449)   (101,366)
 Surrenders................. (1,862,779) (2,044,072)  (175,612)  (274,899) (4,947,035) (5,201,133) (7,023,627) (7,196,605)
 Administrative expenses....   (115,170)   (117,878)   (10,634)   (12,729)    (97,472)   (104,531)   (512,727)   (438,590)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,019,688    (315,144)  (225,897)  (195,442)   (518,603) (2,106,235) 18,191,033  11,623,562
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (863,272) (2,504,306)  (410,444)  (477,574) (5,875,011) (7,672,108) 10,702,242   4,239,774
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (607,607) (2,568,401)  (484,809)  (416,094) (2,110,161) (7,727,737) 10,687,899   3,741,623
Net assets at beginning
 of year.................... 16,209,092  18,777,493  2,622,745  3,038,839  45,112,771  52,840,508  62,126,330  58,384,707
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... 15,601,485  16,209,092  2,137,936  2,622,745  43,002,610  45,112,771  72,814,229  62,126,330
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    719,974     102,743      7,799     16,418     118,806      46,322   5,082,632   2,876,038
 Units redeemed.............   (805,429)   (319,736)   (34,922)   (46,482)   (414,494)   (447,777) (3,031,196) (2,373,622)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    (85,455)   (216,993)   (27,123)   (30,064)   (295,688)   (401,455)  2,051,436     502,416
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AB Variable Products                AIM Variable Insurance Funds
                                       Series Fund, Inc. (continued)           (Invesco Variable Insurance Funds)
                             ------------------------------------------------  ---------------------------------
                                   AB Large Cap             AB Small Cap       Invesco V.I. American
                               Growth Portfolio --      Growth Portfolio --      Franchise Fund --
                                     Class B                  Class B             Series I shares
                             -----------------------  -----------------------  ---------------------------------
                                                                            Year ended December 31,
                             ------------------------------------------------------------------------------------
                                 2016        2015        2016         2015        2016              2015
                             -----------  ----------  ----------  -----------     ---------         ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (313,278)   (329,773)    (89,426)    (311,865)  (107,558)         (123,305)
 Net realized gain
   (loss) on investments....   1,692,984     932,185    (585,290)    (172,608)   266,686           372,618
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,955,782)   (791,830)   (963,612)     153,871   (764,106)          (19,925)
 Capital gain
   distribution.............   2,232,524   1,942,480   1,841,984    2,092,418    626,182            41,617
                             -----------  ----------  ----------  -----------     ---------         ---------
    Increase (decrease)
     in net assets from
     operations.............    (343,552)  1,753,062     203,656    1,761,816     21,204           271,005
                             -----------  ----------  ----------  -----------     ---------         ---------
From capital
 transactions (note 4):
 Net premiums...............     347,988     251,820      83,097      911,040      1,440             2,945
 Death benefits.............     (29,277)    (78,796)     (4,851)    (369,994)   (40,388)          (75,276)
 Surrenders.................  (1,456,973) (1,608,031)   (683,814)  (1,747,666)  (546,756)         (687,477)
 Administrative expenses....     (77,776)    (79,222)    (25,022)    (112,860)   (17,601)          (20,936)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (7,731,017) 14,989,171    (492,954) (31,372,531)  (138,928)         (204,337)
                             -----------  ----------  ----------  -----------     ---------         ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,947,055) 13,474,942  (1,123,544) (32,692,011)  (742,233)         (985,081)
                             -----------  ----------  ----------  -----------     ---------         ---------
Increase (decrease) in
 net assets.................  (9,290,607) 15,228,004    (919,888) (30,930,195)  (721,029)         (714,076)
Net assets at beginning
 of year....................  28,076,967  12,848,963   6,565,713   37,495,908  7,577,118         8,291,194
                             -----------  ----------  ----------  -----------     ---------         ---------
Net assets at end of year... $18,786,360  28,076,967   5,645,825    6,565,713  6,856,089         7,577,118
                             ===========  ==========  ==========  ===========     =========         =========
Change in units (note 5):
 Units purchased............     572,410   1,180,450      36,823      107,121      7,428             2,726
 Units redeemed.............  (1,379,050)   (199,609)   (105,179)  (2,011,898)   (60,139)          (70,931)
                             -----------  ----------  ----------  -----------     ---------         ---------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    (806,640)    980,841     (68,356)  (1,904,777)   (52,711)          (68,205)
                             ===========  ==========  ==========  ===========     =========         =========


                             ---------------------------------------------
                             Invesco V.I. American      Invesco V.I.
                               Franchise Fund --      Comstock Fund --
                               Series II shares       Series II shares
                             --------------------  ----------------------

                             ---------------------------------------------
                                2016       2015       2016        2015
                             ---------  ---------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (73,776)   (86,351)    185,906       7,262
 Net realized gain
   (loss) on investments....   427,212    567,833   1,847,323   2,651,288
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (763,550)  (328,012)  3,448,031  (5,409,892)
 Capital gain
   distribution.............   430,171     29,455   6,649,481      91,353
                             ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    20,057    182,925  12,130,741  (2,659,989)
                             ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     1,142      1,540     119,310      72,393
 Death benefits.............    (5,219)   (21,019)   (151,430)    (48,534)
 Surrenders.................  (477,482)  (842,529) (5,155,723) (4,080,581)
 Administrative expenses....   (15,668)   (19,332)   (358,473)   (141,160)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (101,814)   (46,519) 48,396,620  (2,355,120)
                             ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (599,041)  (927,859) 42,850,304  (6,553,002)
                             ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................  (578,984)  (744,934) 54,981,045  (9,212,991)
Net assets at beginning
 of year.................... 5,215,488  5,960,422  30,094,754  39,307,745
                             ---------  ---------  ----------  ----------
Net assets at end of year... 4,636,504  5,215,488  85,075,799  30,094,754
                             =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............    11,538      3,747   4,228,220      55,640
 Units redeemed.............   (42,374)   (50,560) (1,027,056)   (373,255)
                             ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....   (30,836)   (46,813)  3,201,164    (317,615)
                             =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                              --------------------------------------------------------------------------- -----------------------
                                 Invesco V.I. Core         Invesco V.I. Equity and    Invesco V.I. Global Invesco V.I. Government
                                   Equity Fund --              Income Fund --         Real Estate Fund -- Securities Fund --
                                  Series I shares             Series II shares        Series II shares    Series I shares
                              ---------------------------  -------------------------  ------------------  ----------------------
                                                                       Year ended December 31,
                              ---------------------------------------------------------------------------------------------------
                                  2016          2015          2016          2015        2016      2015     2016        2015
                               -----------    ----------    ----------   ----------   -------   -------     -----       -----
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (143,213)      (63,538)      (46,247)       82,944    (1,321)    4,622      63          63
   Net realized gain
     (loss) on
     investments.............     285,867       423,110       177,781       680,253     7,562     8,778      (3)        (25)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,597,314)   (2,183,238)    1,629,167    (3,678,025)   (9,497)  (22,432)    (44)        (62)
   Capital gain
     distribution............   6,186,893       990,295       631,212     1,964,705     4,713        --      --          --
                               -----------    ----------    ----------   ----------   -------   -------     -----       -----
       Increase
         (decrease) in
         net assets from
         operations..........   3,732,233      (833,371)    2,391,913      (950,123)    1,457    (9,032)     16         (24)
                               -----------    ----------    ----------   ----------   -------   -------     -----       -----
From capital
  transactions (note 4):
   Net premiums..............     113,319        90,666        23,267       141,759        --        --     240         240
   Death benefits............     (61,800)         (637)      (27,030)      (50,979)   (2,388)     (708)     --          --
   Surrenders................  (5,466,587)     (936,846)   (2,043,281)   (3,118,843)  (19,347)  (33,579)     --          --
   Administrative
     expenses................    (378,621)      (37,850)     (126,600)     (132,250)     (379)     (440)     --          --
   Transfers between
     subaccounts
     (including fixed
     account), net...........  83,548,039    (2,049,239)       83,028     1,617,259    (7,240)   (2,099)     63          26
                               -----------    ----------    ----------   ----------   -------   -------     -----       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  77,754,350    (2,933,906)   (2,090,616)   (1,543,054)  (29,354)  (36,826)    303         266
                               -----------    ----------    ----------   ----------   -------   -------     -----       -----
Increase (decrease) in
  net assets.................  81,486,583    (3,767,277)      301,297    (2,493,177)  (27,897)  (45,858)    319         242
Net assets at beginning
  of year....................   8,765,071    12,532,348    20,333,624    22,826,801   285,145   331,003   4,601       4,359
                               -----------    ----------    ----------   ----------   -------   -------     -----       -----
Net assets at end of year.... $90,251,654     8,765,071    20,634,921    20,333,624   257,248   285,145   4,920       4,601
                               ===========    ==========    ==========   ==========   =======   =======     =====       =====
Change in units (note 5):
   Units purchased...........   6,364,540        20,049       239,384       246,112     9,631     3,784      25         158
   Units redeemed............    (735,216)     (211,443)     (395,442)     (361,317)  (11,643)   (6,468)     (7)       (143)
                               -----------    ----------    ----------   ----------   -------   -------     -----       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   5,629,324      (191,394)     (156,058)     (115,205)   (2,012)   (2,684)     18          15
                               ===========    ==========    ==========   ==========   =======   =======     =====       =====

                              ---------------------------
                              Invesco V.I. International
                                   Growth Fund --
                                  Series II shares
                              -------------------------

                              --------------------------
                                  2016         2015
                              -----------   ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............    (405,274)    (175,651)
   Net realized gain
     (loss) on
     investments.............   1,350,521    2,200,169
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,307,355)  (6,447,276)
   Capital gain
     distribution............          --           --
                              -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........  (1,362,108)  (4,422,758)
                              -----------   ----------
From capital
  transactions (note 4):
   Net premiums..............     173,523      276,466
   Death benefits............     (47,893)     (96,337)
   Surrenders................  (5,158,543)  (7,197,096)
   Administrative
     expenses................    (369,594)    (444,445)
   Transfers between
     subaccounts
     (including fixed
     account), net........... (20,874,189)  23,444,206
                              -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (26,276,696)  15,982,794
                              -----------   ----------
Increase (decrease) in
  net assets................. (27,638,804)  11,560,036
Net assets at beginning
  of year....................  64,411,919   52,851,883
                              -----------   ----------
Net assets at end of year....  36,773,115   64,411,919
                              ===========   ==========
Change in units (note 5):
   Units purchased...........     896,276    2,465,864
   Units redeemed............  (3,285,575)  (1,152,786)
                              -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (2,389,299)   1,313,078
                              ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




                                           AIM Variable Insurance Funds                 American Century Variable
                                  (Invesco Variable Insurance Funds) (continued)          Portfolios II, Inc.
                              ------------------------------------------------------    -----------------------
                                Invesco V.I.      Invesco V.I.
                                   Managed         Technology      Invesco V.I. Value         VP Inflation
                              Volatility Fund --    Fund --      Opportunities Fund --     Protection Fund --
                               Series I shares   Series I shares    Series II shares            Class II
                              ----------------   -------------   ---------------------  -----------------------
                                                                   Year ended December 31,
                              -----------------------------------------------------------------------------------
                                 2016      2015   2016     2015     2016       2015        2016          2015
                              -------     -----  ------   -----  ---------  ----------  ----------   -----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $      (4)      9      (5)    (12)   (80,321)     45,013     (12,122)      576,140
   Net realized gain
     (loss) on
     investments.............    (399)        6     313      32    (80,879)    148,259    (484,696)   (2,946,562)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     399      (471)   (470)    (94)  (620,703) (1,497,133)     36,365     2,424,761
   Capital gain
     distribution............      --       421      --     170  1,615,589     493,487     126,080            --
                              -------     -----  ------   -----  ---------  ----------  ----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........      (4)      (35)   (162)     96    833,686    (810,374)   (334,373)       54,339
                              -------     -----  ------   -----  ---------  ----------  ----------   -----------
From capital
  transactions (note 4):
   Net premiums..............      --        --      --      --     10,022      43,490      36,625       156,099
   Death benefits............      --        --      --      --     (7,021)    (22,608)      5,414       (32,166)
   Surrenders................  (1,175)       --  (1,545)     --   (484,928)   (624,674) (3,421,805)   (4,337,782)
   Administrative
     expenses................      --        --      --      --    (16,839)    (20,272)   (228,535)     (245,734)
   Transfers between
     subaccounts
     (including fixed
     account), net...........      33      (169)      4     (85)  (247,060)   (157,412) 28,814,193   (46,156,942)
                              -------     -----  ------   -----  ---------  ----------  ----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,142)     (169) (1,541)    (85)  (745,826)   (781,476) 25,205,892   (50,616,525)
                              -------     -----  ------   -----  ---------  ----------  ----------   -----------
Increase (decrease) in
  net assets.................  (1,146)     (204) (1,703)     11     87,860  (1,591,850) 24,871,519   (50,562,186)
Net assets at beginning
  of year....................   1,146     1,350   1,703   1,692  5,704,677   7,296,527  17,703,994    68,266,180
                              -------     -----  ------   -----  ---------  ----------  ----------   -----------
Net assets at end of year.... $    --     1,146      --   1,703  5,792,537   5,704,677  42,575,513    17,703,994
                              =======     =====  ======   =====  =========  ==========  ==========   ===========
Change in units (note 5):
   Units purchased...........       2        --      --      --     19,395      19,566   2,808,816       368,407
   Units redeemed............     (75)      (11)   (307)    (16)   (68,351)    (68,848)   (722,326)   (4,547,604)
                              -------     -----  ------   -----  ---------  ----------  ----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (73)      (11)   (307)    (16)   (48,956)    (49,282)  2,086,490    (4,179,197)
                              =======     =====  ======   =====  =========  ==========  ==========   ===========

                                  American
                                   Century
                                  Variable
                                 Portfolios,
                                    Inc.
                              ----------------

                                 VP Income &
                               Growth Fund --
                                   Class I
                              ----------------

                              --------------
                                2016     2015
                              -------  -------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   1,280      388
   Net realized gain
     (loss) on
     investments.............   4,368    1,501
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  37,815  (16,159)
   Capital gain
     distribution............   1,596    7,640
                              -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  45,059   (6,630)
                              -------  -------
From capital
  transactions (note 4):
   Net premiums..............      --       --
   Death benefits............      --       --
   Surrenders................ (40,338)  (3,352)
   Administrative
     expenses................    (562)    (141)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 650,935    1,461
                              -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 610,035   (2,032)
                              -------  -------
Increase (decrease) in
  net assets................. 655,094   (8,662)
Net assets at beginning
  of year....................  84,878   93,540
                              -------  -------
Net assets at end of year.... 739,972   84,878
                              =======  =======
Change in units (note 5):
   Units purchased...........  41,959      199
   Units redeemed............  (4,555)    (316)
                              -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  37,404     (117)
                              =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 American Century
                                       Variable Portfolios, Inc. (continued)           BlackRock Variable Series Funds, Inc.
                             --------------------------------------------------------  ------------------------------------
                                                                                              BlackRock
                                                                                          Basic Value V.I.
                               VP International      VP Ultra(R)         VP Value              Fund --
                               Fund -- Class I     Fund -- Class I    Fund -- Class I     Class III Shares
                             -------------------  -----------------  ----------------  ------------------------------------
                                                                       Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                2016      2015      2016      2015     2016     2015      2016               2015
                             ---------  --------  --------  -------  -------  -------     ----------         ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (3,513)  (10,707)   (2,140)  (4,493)     187      491     165,538            (46,202)
 Net realized gain
   (loss) on investments....    19,412    37,265   (13,845)   4,116    3,357    6,283     474,668            454,104
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (62,740)  (24,933)    4,486  (14,951)   7,907  (10,443)  4,130,257         (2,517,591)
 Capital gain
   distribution.............        --        --    11,244   30,882       --       --   1,306,429          1,287,135
                             ---------  --------  --------  -------  -------  -------     ----------         ----------
    Increase (decrease)
     in net assets from
     operations.............   (46,841)    1,625      (255)  15,554   11,451   (3,669)  6,076,892           (822,554)
                             ---------  --------  --------  -------  -------  -------     ----------         ----------
From capital
 transactions (note 4):
 Net premiums...............        --        --        --       --       --       --     116,452              7,716
 Death benefits.............    (4,635)   (1,395)   (2,386)    (686)      --       --    (102,188)             3,451
 Surrenders.................   (52,565) (114,002)  (10,692) (35,820)  (4,679) (18,240) (3,082,489)        (1,153,297)
 Administrative expenses....    (1,202)   (1,522)     (380)    (561)    (191)    (203)   (261,110)           (67,206)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (71,574)  (22,910) (223,529) (33,686)  (5,813)  (1,659) 42,822,077           (548,518)
                             ---------  --------  --------  -------  -------  -------     ----------         ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (129,976) (139,829) (236,987) (70,753) (10,683) (20,102) 39,492,742         (1,757,854)
                             ---------  --------  --------  -------  -------  -------     ----------         ----------
Increase (decrease) in
 net assets.................  (176,817) (138,204) (237,242) (55,199)     768  (23,771) 45,569,634         (2,580,408)
Net assets at beginning
 of year....................   684,225   822,429   283,137  338,336   66,442   90,213  10,553,794         13,134,202
                             ---------  --------  --------  -------  -------  -------     ----------         ----------
Net assets at end of year... $ 507,408   684,225    45,895  283,137   67,210   66,442  56,123,428         10,553,794
                             =========  ========  ========  =======  =======  =======     ==========         ==========
Change in units (note 5):
 Units purchased............    21,405     4,517     6,451    1,448       --       11   3,522,670             46,016
 Units redeemed.............   (31,395)  (13,263)  (19,895)  (5,428)    (423)    (829)   (664,333)          (148,293)
                             ---------  --------  --------  -------  -------  -------     ----------         ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (9,990)   (8,746)  (13,444)  (3,980)    (423)    (818)  2,858,337           (102,277)
                             =========  ========  ========  =======  =======  =======     ==========         ==========


                             -------------------------
                                     BlackRock
                              Global Allocation V.I.
                                      Fund --
                                 Class III Shares
                             ------------------------

                             -------------------------
                                 2016         2015
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................  (2,011,570)  (3,014,739)
 Net realized gain
   (loss) on investments....  (5,051,827)   1,631,350
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  12,312,354  (27,748,236)
 Capital gain
   distribution.............          --   20,110,954
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   5,248,957   (9,020,671)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     559,611    2,183,147
 Death benefits.............    (434,617)    (651,660)
 Surrenders................. (33,659,797) (34,538,430)
 Administrative expenses....  (2,227,139)  (2,343,714)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (7,525,368) (12,152,930)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (43,287,310) (47,503,587)
                             -----------  -----------
Increase (decrease) in
 net assets................. (38,038,353) (56,524,258)
Net assets at beginning
 of year.................... 322,921,392  379,445,650
                             -----------  -----------
Net assets at end of year... 284,883,039  322,921,392
                             ===========  ===========
Change in units (note 5):
 Units purchased............   2,500,450      926,325
 Units redeemed.............  (5,774,392)  (4,450,802)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,273,942)  (3,524,477)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 BlackRock Variable Series Funds, Inc.
                                              (continued)                       Columbia Funds Variable Insurance Trust I
                             --------------------------------------------  --------------------------------------------------

                                BlackRock Large        BlackRock Value         Columbia Variable              Variable
                                Cap Growth V.I.       Opportunities V.I.   Portfolio -- International    Portfolio -- Loomis
                                    Fund --                Fund --           Opportunities Fund --          Sayles Growth
                                Class III Shares       Class III Shares             Class 2              Fund II -- Class 1
                             ---------------------  ---------------------  ------------------------   ------------------------
                                                                           Period from                Period from
                                                                            January 1     Year ended   January 1    Year ended
                                        Year ended December 31,            to April 29,  December 31, to April 29, December 31,
                             --------------------------------------------  ------------  ------------ ------------ ------------
                                2016        2015       2016       2015         2016          2015         2016         2015
                             ----------  ---------  ---------  ----------  ------------  ------------ ------------ ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (33,160)   (45,643)   (75,531)    (90,951)     126,950      (789,180)     (48,321)    (334,656)
 Net realized gain
   (loss) on investments....     56,850    189,400    189,496     299,397   (1,003,374)    1,307,513   (4,549,717)   1,162,300
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (122,261)  (296,720)   763,334  (1,231,148)  (2,042,221)   (3,038,777)  (3,543,679)  (3,370,422)
 Capital gain
   distribution.............    245,115    192,333    178,681     525,747           --            --    8,007,264    2,737,905
                             ----------  ---------  ---------  ----------  -----------    ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............    146,544     39,370  1,055,980    (496,955)  (2,918,645)   (2,520,444)    (134,453)     195,127
                             ----------  ---------  ---------  ----------  -----------    ----------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............        600      4,445     97,381      95,325       27,329       194,702       34,097        3,051
 Death benefits.............     29,777      2,261     17,312     (42,577)      (7,981)     (100,926)     (60,083)     (33,798)
 Surrenders.................   (345,480)  (585,218)  (342,127)   (491,594)  (1,729,153)   (6,090,243)    (437,912)  (2,160,921)
 Administrative expenses....     (8,171)   (10,899)   (20,845)    (25,169)    (128,990)     (359,391)     (31,422)    (103,782)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (279,590)  (308,222)  (631,570)   (690,010) (54,224,777)   23,776,065  (20,765,408)    (996,090)
                             ----------  ---------  ---------  ----------  -----------    ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (602,864)  (897,633)  (879,849) (1,154,025) (56,063,572)   17,420,207  (21,260,728)  (3,291,540)
                             ----------  ---------  ---------  ----------  -----------    ----------  -----------   ----------
Increase (decrease) in
 net assets.................   (456,320)  (858,263)   176,131  (1,650,980) (58,982,217)   14,899,763  (21,395,181)  (3,096,413)
Net assets at beginning
 of year....................  3,356,409  4,214,672  5,313,028   6,964,008   58,982,217    44,082,454   21,395,181   24,491,594
                             ----------  ---------  ---------  ----------  -----------    ----------  -----------   ----------
Net assets at end of year... $2,900,089  3,356,409  5,489,159   5,313,028           --    58,982,217           --   21,395,181
                             ==========  =========  =========  ==========  ===========    ==========  ===========   ==========
Change in units (note 5):
 Units purchased............      8,231     22,953     22,248      13,121      380,889     2,952,005       13,571       59,055
 Units redeemed.............    (41,572)   (71,442)   (70,004)    (76,439)  (5,692,965)   (1,114,639)  (1,045,266)    (212,150)
                             ----------  ---------  ---------  ----------  -----------    ----------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,341)   (48,489)   (47,756)    (63,318)  (5,312,076)    1,837,366   (1,031,695)    (153,095)
                             ==========  =========  =========  ==========  ===========    ==========  ===========   ==========

                                         Columbia Funds
                                    Variable Series Trust II
                             --------------------------------------
                              Columbia Variable
                             Portfolio -- Select      Variable
                                International    Portfolio -- Loomis
                                   Equity           Sayles Growth
                               Fund -- Class 2     Fund -- Class 1
                             ------------------- -------------------

                                      Period from April 29
                                         to December 31,
                             --------------------------------------
                                    2016                2016
                             ------------------- -------------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................        177,429            (209,744)
 Net realized gain
   (loss) on investments....     (2,695,412)            181,780
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       (441,414)            942,605
 Capital gain
   distribution.............             --                  --
                                 ----------          ----------
    Increase (decrease)
     in net assets from
     operations.............     (2,959,397)            914,641
                                 ----------          ----------
From capital
 transactions (note 4):
 Net premiums...............         28,478              14,900
 Death benefits.............        (15,160)            (61,523)
 Surrenders.................     (2,045,389)         (1,498,004)
 Administrative expenses....        (96,466)            (64,825)
 Transfers between
   subaccounts
   (including fixed
   account), net............     20,538,462          21,281,421
                                 ----------          ----------
    Increase (decrease)
     in net assets from
     capital transactions...     18,409,925          19,671,969
                                 ----------          ----------
Increase (decrease) in
 net assets.................     15,450,528          20,586,610
Net assets at beginning
 of year....................             --                  --
                                 ----------          ----------
Net assets at end of year...     15,450,528          20,586,610
                                 ==========          ==========
Change in units (note 5):
 Units purchased............      5,954,145           2,288,555
 Units redeemed.............     (4,361,679)           (317,299)
                                 ----------          ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      1,592,466           1,971,256
                                 ==========          ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Deutsche              Deutsche Variable
                              Variable Series I            Series II                             Dreyfus
                              ----------------  -------------------------------  --------------------------------------
                                                                                 Dreyfus Investment   Dreyfus Variable
                                                    Deutsche        Deutsche        Portfolios       Investment Fund --
                              Deutsche Capital     Large Cap      Small Mid Cap    MidCap Stock          Government
                              Growth VIP --       Value VIP --    Value VIP --     Portfolio --         Money Market
                              Class B Shares     Class B Shares  Class B Shares   Initial Shares          Portfolio
                              ----------------  ---------------  --------------  ----------------   --------------------
                                                              Year ended December 31,
                              -----------------------------------------------------------------------------------------
                               2016      2015    2016     2015    2016    2015     2016      2015      2016       2015
                               ------   -----   ------  -------  ------  ------  -------   -------  ---------  ---------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (73)     (86)    (580)    (413)   (266)   (345)    (390)     (896)   (15,271)   (19,747)
   Net realized gain
     (loss) on
     investments.............     22       77      178    4,028     369   1,266      825     2,718         --         --
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (413)    (489)  (5,487) (11,352)    630  (3,590)   5,522   (21,957)        --         --
   Capital gain
     distribution............    659    1,012    2,621    2,766   2,046   1,817    6,818    16,384         --         --
                               ------   -----   ------  -------  ------  ------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    195      514   (3,268)  (4,971)  2,779    (852)  12,775    (3,751)   (15,271)   (19,747)
                               ------   -----   ------  -------  ------  ------  -------   -------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............     --       --       --       --      --      --       --        --         --         --
   Death benefits............     --       --       --       --      --      --       --        --   (482,755)  (891,885)
   Surrenders................     --       --   (2,280)  (9,840)   (960)   (935)  (5,183)   (5,121)  (162,768)  (331,576)
   Administrative
     expenses................    (20)     (22)     (54)     (63)    (51)    (54)    (636)     (741)    (1,553)    (2,672)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (12)    (123)   3,940   (1,070)   (545) (3,290)       1    (3,493)   322,684  1,097,295
                               ------   -----   ------  -------  ------  ------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (32)    (145)   1,606  (10,973) (1,556) (4,279)  (5,818)   (9,355)  (324,392)  (128,838)
                               ------   -----   ------  -------  ------  ------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets.................    163      369   (1,662) (15,944)  1,223  (5,131)   6,957   (13,106)  (339,663)  (148,585)
Net assets at beginning
  of year....................  8,003    7,634   54,598   70,542  19,334  24,465   97,143   110,249  1,025,121  1,173,706
                               ------   -----   ------  -------  ------  ------  -------   -------  ---------  ---------
Net assets at end of year.... $8,166    8,003   52,936   54,598  20,557  19,334  104,100    97,143    685,458  1,025,121
                               ======   =====   ======  =======  ======  ======  =======   =======  =========  =========
Change in units (note 5):
   Units purchased...........     --       --      490      340      31      39       --        --     96,361    221,635
   Units redeemed............     (2)      (9)    (335)  (1,113)    (99)   (186)    (215)     (342)  (131,274)  (234,675)
                               ------   -----   ------  -------  ------  ------  -------   -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (2)      (9)     155     (773)    (68)   (147)    (215)     (342)   (34,913)   (13,040)
                               ======   =====   ======  =======  ======  ======  =======   =======  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Eaton Vance Variable
                               Dreyfus (continued)             Trust
                             -----------------------  -----------------------  -----------------------
                               The Dreyfus Socially
                                Responsible Growth                              Federated High Income
                              Fund, Inc. -- Initial       VT Floating-Rate         Bond Fund II --
                                      Shares                Income Fund            Primary Shares
                             -----------------------  -----------------------  ----------------------
                                                                              Year ended December 31,
                             -------------------------------------------------------------------------
                                 2016        2015        2016         2015        2016        2015
                             -----------  ----------  ----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (10,054)    (35,819)    886,206      855,148     620,700     637,491
 Net realized gain
   (loss) on investments....    (223,308)     16,745    (543,114)    (563,718)   (148,612)    (13,355)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     100,230  (1,134,570)  2,942,782   (1,049,311)  1,060,838  (1,167,530)
 Capital gain
   distribution.............     603,980     847,062          --           --          --          --
                             -----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     470,848    (306,582)  3,285,874     (757,881)  1,532,926    (543,394)
                             -----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         212         275     663,600      263,273         760         447
 Death benefits.............     (12,545)     (8,529)   (133,608)     (76,550)   (150,736)    (98,479)
 Surrenders.................     (54,533)   (180,975) (4,060,059)  (5,454,430) (1,522,729) (1,823,319)
 Administrative expenses....     (21,367)    (23,265)   (296,918)    (316,780)    (19,081)    (21,207)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (920,845)       (333)  1,479,370  (17,615,078)   (794,002)   (176,143)
                             -----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,009,078)   (212,827) (2,347,615) (23,199,565) (2,485,788) (2,118,701)
                             -----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................    (538,230)   (519,409)    938,259  (23,957,446)   (952,862) (2,662,095)
Net assets at beginning
 of year....................   6,219,191   6,738,600  44,137,619   68,095,065  13,214,053  15,876,148
                             -----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year... $ 5,680,961   6,219,191  45,075,878   44,137,619  12,261,191  13,214,053
                             ===========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............      23,647       6,435   1,334,182    1,008,601      25,616      57,100
 Units redeemed.............     (82,656)    (21,074) (1,539,590)  (2,958,277)   (121,628)   (144,969)
                             -----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (59,009)    (14,639)   (205,408)  (1,949,676)    (96,012)    (87,869)
                             ===========  ==========  ==========  ===========  ==========  ==========

                             Federated Insurance Series
                             ------------------------------------------------

                              Federated High Income     Federated Kaufmann
                                 Bond Fund II --            Fund II --
                                  Service Shares          Service Shares
                             -----------------------  ----------------------

                             ------------------------------------------------
                                2016         2015        2016        2015
                             ----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    662,664    1,038,885    (282,278)   (334,171)
 Net realized gain
   (loss) on investments....    (88,708)    (147,907)    205,838     814,915
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,206,086   (1,471,879) (1,068,348) (2,599,267)
 Capital gain
   distribution.............         --           --   1,403,864   3,187,976
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,780,042     (580,901)    259,076   1,069,453
                             ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     70,123      227,348      13,514      67,590
 Death benefits.............    (33,203)     (97,244)    (13,295)     (3,760)
 Surrenders................. (1,498,626)  (2,375,592) (1,735,637) (2,103,718)
 Administrative expenses....    (46,533)     (86,481)    (74,764)    (81,598)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (712,760)  (8,730,723) (1,193,664)   (333,063)
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,220,999) (11,062,692) (3,003,846) (2,454,549)
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (440,957) (11,643,593) (2,744,770) (1,385,096)
Net assets at beginning
 of year.................... 14,898,168   26,541,761  20,457,963  21,843,059
                             ----------  -----------  ----------  ----------
Net assets at end of year... 14,457,211   14,898,168  17,713,193  20,457,963
                             ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     64,693       80,149      46,026      59,177
 Units redeemed.............   (176,178)    (620,269)   (158,324)   (155,099)
                             ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (111,485)    (540,120)   (112,298)    (95,922)
                             ==========  ===========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Federated Insurance Series (continued)
                             ----------------------------------------------

                             Federated Managed Tail
                                 Risk Fund II --        Federated Managed
                                 Primary Shares        Volatility Fund II
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2016        2015        2016        2015
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   20,035      18,872     211,073     233,801
 Net realized gain
   (loss) on investments....   (189,455)    (90,356)    (68,905)    109,146
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (176,114)   (472,061)    186,922  (1,028,278)
 Capital gain
   distribution.............         --      10,138          --      36,928
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (345,534)   (533,407)    329,090    (648,403)
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      2,680       3,395         360         384
 Death benefits.............    (65,343)   (102,567)   (201,909)    (94,749)
 Surrenders.................   (535,953)   (516,175)   (670,285)   (936,522)
 Administrative expenses....    (10,543)    (11,478)    (10,413)    (12,564)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (11,465)   (189,095)   (224,799)   (556,065)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (620,624)   (815,920) (1,107,046) (1,599,516)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (966,158) (1,349,327)   (777,956) (2,247,919)
Net assets at beginning
 of year....................  6,250,134   7,599,461   6,409,171   8,657,090
                             ----------  ----------  ----------  ----------
Net assets at end of year... $5,283,976   6,250,134   5,631,215   6,409,171
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     19,021      10,288       6,628      11,979
 Units redeemed.............    (76,861)    (78,353)    (62,633)    (94,314)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (57,840)    (68,065)    (56,005)    (82,335)
                             ==========  ==========  ==========  ==========

                                          Fidelity(R) Variable Insurance Products Fund
                             ----------------------------------------------------------------------
                                                             VIP Asset
                                    VIP Asset               Manager/SM/            VIP Balanced
                             Manager/SM/ Portfolio --      Portfolio --            Portfolio --
                                  Initial Class           Service Class 2         Service Class 2
                             ----------------------   ----------------------  ----------------------
                              Year ended December 31,
                             -----------------------------------------------------------------------
                                2016         2015        2016        2015        2016        2015
                             ----------   ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     99,071      154,597     (57,095)    (55,215)   (473,727)   (433,600)
 Net realized gain
   (loss) on investments....    130,036      835,462      45,982     226,572     693,387   1,230,489
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,498,574)  (5,216,966)   (298,458) (1,098,172)  1,170,468  (4,150,941)
 Capital gain
   distribution.............  2,028,815    3,795,892     377,030     752,596   1,703,430   2,265,716
                             ----------   ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    759,348     (431,015)     67,459    (174,219)  3,093,558  (1,088,336)
                             ----------   ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    288,920       36,397         408         408     217,269     367,531
 Death benefits............. (1,248,804)    (710,309)    (34,052)        424       3,192     (72,340)
 Surrenders................. (3,967,589)  (5,572,407)   (701,980) (1,027,272) (8,155,519) (8,257,662)
 Administrative expenses....    (43,125)     (46,249)    (13,782)    (20,270)   (345,299)   (361,508)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (479,835)     (80,720)   (750,121)   (789,419)  2,768,370   3,275,962
                             ----------   ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,450,433)  (6,373,288) (1,499,527) (1,836,129) (5,511,987) (5,048,017)
                             ----------   ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (4,691,085)  (6,804,303) (1,432,068) (2,010,348) (2,418,429) (6,136,353)
Net assets at beginning
 of year.................... 49,441,914   56,246,217   8,974,499  10,984,847  69,426,153  75,562,506
                             ----------   ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 44,750,829   49,441,914   7,542,431   8,974,499  67,007,724  69,426,153
                             ==========   ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     32,902       37,217      31,826      35,357   1,048,220     737,413
 Units redeemed.............   (163,559)    (185,382)   (132,152)   (152,799) (1,443,558) (1,093,606)
                             ----------   ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (130,657)    (148,165)   (100,326)   (117,442)   (395,338)   (356,193)
                             ==========   ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------------


                                 VIP Contrafund(R)
                                    Portfolio --
                                   Initial Class
                             -------------------------

                             --------------------------
                                 2016          2015
                             ------------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (690,584)    (542,446)
 Net realized gain
   (loss) on investments....    3,093,756    5,309,641
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (4,745,020) (16,775,803)
 Capital gain
   distribution.............    8,724,390   11,300,879
                             ------------  -----------
    Increase (decrease)
     in net assets from
     operations.............    6,382,542     (707,729)
                             ------------  -----------
From capital
 transactions (note 4):
 Net premiums...............       27,347       65,802
 Death benefits.............   (1,365,279)  (1,123,169)
 Surrenders.................  (10,998,041) (12,344,576)
 Administrative expenses....     (147,190)    (162,935)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,991,604)  (2,561,386)
                             ------------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (15,474,767) (16,126,264)
                             ------------  -----------
Increase (decrease) in
 net assets.................   (9,092,225) (16,833,993)
Net assets at beginning
 of year....................  113,615,434  130,449,427
                             ------------  -----------
Net assets at end of year... $104,523,209  113,615,434
                             ============  ===========
Change in units (note 5):
 Units purchased............       65,426       57,431
 Units redeemed.............     (431,540)    (474,833)
                             ------------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (366,114)    (417,402)
                             ============  ===========

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------------------
                                                             VIP Dynamic
                                                               Capital
                                 VIP Contrafund(R)          Appreciation          VIP Equity-Income         VIP Equity-Income
                                    Portfolio --            Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2          Service Class 2          Initial Class            Service Class 2
                             -------------------------  --------------------  ------------------------  ------------------------
                                                       Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2016          2015        2016       2015        2016         2015         2016         2015
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (1,978,029)  (2,158,975)   (20,192)   (28,245)     713,481    1,571,523     (226,570)   1,336,782
 Net realized gain
   (loss) on investments....   16,380,470   12,367,368     29,236    110,381     (693,924)     631,927   (1,235,103)   1,504,578
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (23,896,418) (34,749,202)  (104,087)  (268,009)   7,130,949  (16,176,467)   5,323,595  (20,462,178)
 Capital gain
   distribution.............   17,474,342   22,484,493    106,029    172,891    5,475,755    9,087,139    6,568,306   11,172,985
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    7,980,365   (2,056,316)    10,986    (12,982)  12,626,261   (4,885,878)  10,430,228   (6,447,833)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      837,649    1,249,850        550     11,612       46,635       36,336      171,312      501,862
 Death benefits.............     (508,703)    (646,112)    (4,124)     5,027   (1,728,938)  (1,001,357)    (158,859)    (493,242)
 Surrenders.................  (14,991,503) (23,962,897)  (223,094)  (332,214)  (8,698,023) (10,343,627)  (7,263,975) (11,326,744)
 Administrative expenses....   (1,053,245)  (1,510,982)    (8,227)   (10,502)     (97,833)    (104,432)    (423,536)    (668,239)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (88,135,131)  (9,293,836)  (138,850)    45,042     (914,623)    (969,059) (53,048,655)  (4,170,403)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (103,850,933) (34,163,977)  (373,745)  (281,035) (11,392,782) (12,382,139) (60,723,713) (16,156,766)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (95,870,568) (36,220,293)  (362,759)  (294,017)   1,233,479  (17,268,017) (50,293,485) (22,604,599)
Net assets at beginning
 of year....................  217,808,685  254,028,978  2,724,488  3,018,505   85,286,374  102,554,391  102,422,357  125,026,956
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year...  121,938,117  217,808,685  2,361,729  2,724,488   86,519,853   85,286,374   52,128,872  102,422,357
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............    1,513,269      853,490      2,090     10,434       68,238       47,769    1,102,852      628,354
 Units redeemed.............   (8,482,569)  (2,814,769)   (18,973)   (21,529)    (310,210)    (379,317)  (5,634,908)  (1,653,517)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (6,969,300)  (1,961,279)   (16,883)   (11,095)    (241,972)    (331,548)  (4,532,056)  (1,025,163)
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             Fidelity(R) Variable Insurance Products Fund (continued)
                             -------------------------------------------------------------------------------------------------
                                                                                    VIP Growth               VIP Growth
                                   VIP Growth &            VIP Growth &            Opportunities           Opportunities
                               Income Portfolio --      Income Portfolio --        Portfolio --             Portfolio --
                                  Initial Class           Service Class 2          Initial Class          Service Class 2
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             -------------------------------------------------------------------------------------------------
                                 2016        2015        2016        2015        2016        2015         2016        2015
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    44,487     127,794      29,393      34,472    (104,138)   (139,179)    (468,231)   (823,173)
 Net realized gain
   (loss) on investments....     764,684   1,304,219   1,037,002     951,534     612,573     723,495     (329,066)  2,375,929
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     636,679  (3,441,040)    413,515  (2,498,746)   (915,182) (1,220,802)  (2,056,659) (6,555,426)
 Capital gain
   distribution.............   1,240,097   1,210,535     909,366     871,025     203,503   1,088,185    1,048,670   5,186,540
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,685,947    (798,492)  2,389,276    (641,715)   (203,244)    451,699   (1,805,286)    183,870
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       1,002       3,022     157,695      14,394         240      50,350       47,419     211,463
 Death benefits.............    (521,787)   (442,033)    (58,448)    (96,831)   (662,638)     30,270      (50,097)    (94,798)
 Surrenders.................  (1,868,697) (2,539,876) (1,529,327) (1,987,570)   (773,541)   (698,894)  (2,808,031) (5,518,456)
 Administrative expenses....     (34,435)    (39,533)    (58,465)    (57,723)    (14,413)    (17,746)    (231,010)   (367,208)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (300,626)   (737,896)  3,730,414    (284,736)   (602,422)     32,356  (44,195,968) 32,551,890
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,724,543) (3,756,316)  2,241,869  (2,412,466) (2,052,774)   (603,664) (47,237,687) 26,782,891
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................     (38,596) (4,554,808)  4,631,145  (3,054,181) (2,256,018)   (151,965) (49,042,973) 26,966,761
Net assets at beginning
 of year....................  20,872,470  25,427,278  14,971,055  18,025,236  10,857,101  11,009,066   53,045,471  26,078,710
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $20,833,874  20,872,470  19,602,200  14,971,055   8,601,083  10,857,101    4,002,498  53,045,471
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............      36,637      22,501     791,986      69,753       7,982      51,710      579,483   2,406,344
 Units redeemed.............    (163,593)   (195,253)   (631,066)   (213,367)   (120,033)    (90,273)  (3,553,722)   (825,102)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (126,956)   (172,752)    160,920    (143,614)   (112,051)    (38,563)  (2,974,239)  1,581,242
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========

                             -----------------------

                                   VIP Growth
                                  Portfolio --
                                  Initial Class
                             ----------------------

                             -----------------------
                                2016        2015
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (730,334)   (699,521)
 Net realized gain
   (loss) on investments....  2,898,714   4,598,131
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (8,223,943) (2,318,542)
 Capital gain
   distribution.............  5,524,531   2,008,962
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (531,032)  3,589,030
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    148,260      60,261
 Death benefits.............   (585,718)   (407,551)
 Surrenders................. (5,653,434) (7,845,338)
 Administrative expenses....    (65,462)    (72,523)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (620,553)    292,667
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (6,776,907) (7,972,484)
                             ----------  ----------
Increase (decrease) in
 net assets................. (7,307,939) (4,383,454)
Net assets at beginning
 of year.................... 60,912,235  65,295,689
                             ----------  ----------
Net assets at end of year... 53,604,296  60,912,235
                             ==========  ==========
Change in units (note 5):
 Units purchased............     32,152      49,623
 Units redeemed.............   (220,061)   (245,150)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (187,909)   (195,527)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           Fidelity(R) Variable Insurance Products Fund (continued)
                             ---------------------------------------------------------------------------------------------
                                    VIP Growth          VIP Investment Grade      VIP Mid Cap           VIP Mid Cap
                                   Portfolio --           Bond Portfolio --       Portfolio --         Portfolio --
                                 Service Class 2           Service Class 2       Initial Class        Service Class 2
                             -----------------------  ------------------------  ---------------  ------------------------
                                                                            Year ended December 31,
                             ---------------------------------------------------------------------------------------------
                                 2016        2015         2016         2015      2016     2015       2016         2015
                             -----------  ----------  -----------  -----------  ------  -------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (259,040)   (369,912)     746,001    1,107,841     (24)     (50)  (1,534,564)  (2,018,509)
 Net realized gain
   (loss) on investments....     962,397   1,805,958     (645,378)    (679,679)     (1)   1,655     (445,675)   4,857,814
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,866,413)   (936,548)   3,050,173   (5,087,799)    521   (4,191)   6,457,169  (25,555,353)
 Capital gain
   distribution.............   2,131,079     774,408       62,848       76,717     620    2,852    7,501,745   21,207,794
                             -----------  ----------  -----------  -----------  ------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (1,031,977)  1,273,906    3,213,644   (4,582,920)  1,116      266   11,978,675   (1,508,254)
                             -----------  ----------  -----------  -----------  ------  -------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      82,220     260,313      223,255      560,208     240      240      552,723      632,556
 Death benefits.............    (172,070)      4,710     (219,941)    (282,798)     --       --     (319,855)    (540,565)
 Surrenders.................  (1,592,173) (2,483,440) (15,610,930) (15,972,946)   (698)  (1,460) (12,515,306) (16,765,211)
 Administrative expenses....     (45,139)    (80,884)  (1,158,993)  (1,035,939)     --       --     (598,582)    (668,754)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,360,782)   (559,830)  14,618,797   58,397,459       2  (13,303)  15,065,202  (39,900,826)
                             -----------  ----------  -----------  -----------  ------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,087,944) (2,859,131)  (2,147,812)  41,665,984    (456) (14,523)   2,184,182  (57,242,800)
                             -----------  ----------  -----------  -----------  ------  -------  -----------  -----------
Increase (decrease) in
 net assets.................  (8,119,921) (1,585,225)   1,065,832   37,083,064     660  (14,257)  14,162,857  (58,751,054)
Net assets at beginning
 of year....................  23,366,345  24,951,570  136,059,774   98,976,710  10,330   24,587  120,030,356  178,781,410
                             -----------  ----------  -----------  -----------  ------  -------  -----------  -----------
Net assets at end of year... $15,246,424  23,366,345  137,125,606  136,059,774  10,990   10,330  134,193,213  120,030,356
                             ===========  ==========  ===========  ===========  ======  =======  ===========  ===========
Change in units (note 5):
 Units purchased............      54,351     133,397    3,337,085    6,047,347       9        8    1,596,326      413,130
 Units redeemed.............    (511,958)   (333,575)  (3,537,286)  (2,795,286)    (22)    (381)  (1,441,024)  (3,431,989)
                             -----------  ----------  -----------  -----------  ------  -------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (457,607)   (200,178)    (200,201)   3,252,061     (13)    (373)     155,302   (3,018,859)
                             ===========  ==========  ===========  ===========  ======  =======  ===========  ===========

                             -----------------------
                                  VIP Overseas
                                  Portfolio --
                                  Initial Class
                             ----------------------

                             -----------------------
                                2016        2015
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................        927     (12,347)
 Net realized gain
   (loss) on investments....    172,235     499,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,383,608)     27,298
 Capital gain
   distribution.............     27,260      19,860
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations............. (1,183,186)    533,846
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     48,603      69,120
 Death benefits.............   (182,569)    (79,791)
 Surrenders................. (1,867,107) (2,247,808)
 Administrative expenses....    (22,894)    (25,910)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (633,550)     70,995
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,657,517) (2,213,394)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,840,703) (1,679,548)
Net assets at beginning
 of year.................... 19,243,658  20,923,206
                             ----------  ----------
Net assets at end of year... 15,402,955  19,243,658
                             ==========  ==========
Change in units (note 5):
 Units purchased............     30,849      47,385
 Units redeemed.............   (138,051)   (143,931)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (107,202)    (96,546)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Fidelity(R) Variable Insurance
                                  Products Fund
                                   (continued)
                             -----------------------------

                                    VIP Value
                             Strategies Portfolio --
                                 Service Class 2
                             -----------------------------

                             ------------------------------
                                2016            2015
                               ----------     ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (18,023)        (80,116)
 Net realized gain
   (loss) on investments....     87,069       1,211,173
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    118,628      (1,294,144)
 Capital gain
   distribution.............         --           5,662
                               ----------     ----------
    Increase (decrease)
     in net assets from
     operations.............    187,674        (157,425)
                               ----------     ----------
From capital
 transactions (note 4):
 Net premiums...............     10,485         759,564
 Death benefits.............      2,584        (249,016)
 Surrenders.................   (276,151)       (333,409)
 Administrative expenses....     (7,708)        (29,443)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (206,679)     (5,136,351)
                               ----------     ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (477,469)     (4,988,655)
                               ----------     ----------
Increase (decrease) in
 net assets.................   (289,795)     (5,146,080)
Net assets at beginning
 of year....................  2,982,580       8,128,660
                               ----------     ----------
Net assets at end of year... $2,692,785       2,982,580
                               ==========     ==========
Change in units (note 5):
 Units purchased............      6,606          55,799
 Units redeemed.............    (33,596)       (321,413)
                               ----------     ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (26,990)       (265,614)
                               ==========     ==========


                                                 Franklin Templeton Variable Insurance Products Trust
                             --------------------------------------------------------------------------------------------
                                 Franklin Founding                                Franklin Large
                                 Funds Allocation           Franklin Income         Cap Growth         Franklin Mutual
                                    VIP Fund --               VIP Fund --           VIP Fund --      Shares VIP Fund --
                                  Class 2 Shares            Class 2 Shares        Class 2 Shares       Class 2 Shares
                             ------------------------  ------------------------  ----------------  ----------------------
                                              Year ended December 31,
                             ---------------------------------------------------------------------------------------------
                                 2016         2015         2016         2015       2016     2015      2016        2015
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   1,514,162      936,022    9,992,933   10,526,090   (2,927)  (3,272)     66,768     268,448
 Net realized gain
   (loss) on investments....  (2,334,725)    (674,951)  (3,089,747)   1,176,497    2,417   16,965     458,380     960,509
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   6,108,152   (7,350,988)  29,429,386  (47,013,742)  (9,253) (65,347)    312,273  (3,548,213)
 Capital gain
   distribution.............   2,489,902      144,764           --           --    3,268   63,963   1,280,881   1,221,621
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   7,777,491   (6,945,153)  36,332,572  (35,311,155)  (6,495)  12,309   2,118,302  (1,097,635)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     282,562      151,973      491,241      690,052       --       --      79,553      33,017
 Death benefits.............     (71,053)    (107,110)    (663,162)    (715,731)      --       --     (54,394)      6,981
 Surrenders.................  (7,970,871)  (8,419,509) (38,087,142) (46,799,652) (20,606) (51,686) (1,327,527) (1,795,786)
 Administrative expenses....    (515,535)    (553,072)  (1,274,012)  (1,378,820)    (838)  (1,061)    (76,092)    (82,697)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,844,105)  (2,778,392) (22,283,122) (11,901,840) (22,323)  (6,689)   (661,818)   (815,017)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (13,119,002) (11,706,110) (61,816,197) (60,105,991) (43,767) (59,436) (2,040,278) (2,653,502)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets.................  (5,341,511) (18,651,263) (25,483,625) (95,417,146) (50,262) (47,127)     78,024  (3,751,137)
Net assets at beginning
 of year....................  79,033,391   97,684,654  347,887,187  443,304,333  218,724  265,851  16,239,507  19,990,644
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Net assets at end of year...  73,691,880   79,033,391  322,403,562  347,887,187  168,462  218,724  16,317,531  16,239,507
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............   1,291,585      252,526    2,406,215    1,232,156      257      390      70,461      44,488
 Units redeemed.............  (2,495,993)  (1,287,066)  (6,955,188)  (5,474,877)  (2,503)  (3,175)   (197,854)   (195,500)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,204,408)  (1,034,540)  (4,548,973)  (4,242,721)  (2,246)  (2,785)   (127,393)   (151,012)
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                           Franklin Templeton Variable Insurance Products Trust (continued)
                             -------------------------------------------------------------------------------------------

                                Templeton Foreign      Templeton Foreign      Templeton Global       Templeton Growth
                                   VIP Fund --            VIP Fund --         Bond VIP Fund --          VIP Fund --
                                 Class 1 Shares         Class 2 Shares         Class 1 Shares         Class 2 Shares
                             ----------------------  --------------------  ---------------------  ----------------------
                                                                            Year ended December 31,
                             --------------------------------------------------------------------------------------------
                                2016        2015        2016       2015       2016       2015        2016        2015
                             ----------  ----------  ---------  ---------  ---------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   49,234     178,892      1,742     15,857    (91,735)    550,136      46,838     112,375
 Net realized gain
   (loss) on investments....   (149,538)     22,102    (38,598)    19,106   (136,826)    (56,275)     51,406     319,011
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    387,141  (1,098,736)    75,524   (158,546)   321,035    (980,001)    188,113  (1,253,945)
 Capital gain
   distribution.............    118,187     285,957     18,455     39,083      5,684      41,905     354,190          --
                             ----------  ----------  ---------  ---------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    405,024    (611,785)    57,123    (84,500)    98,158    (444,235)    640,547    (822,559)
                             ----------  ----------  ---------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      3,725       3,756         --         --      2,195       1,100       2,016       5,815
 Death benefits.............      4,944     (85,562)    (8,147)    (2,487)     9,263     (42,332)    (32,189)      2,064
 Surrenders.................   (763,243) (1,039,295)   (82,484)  (167,407)  (664,942) (1,159,303)   (715,766)   (870,199)
 Administrative expenses....    (12,899)    (15,012)    (1,894)    (2,238)   (11,538)    (13,696)    (49,448)    (56,571)
 Transfers between
   subaccounts
   (including fixed
   account), net............    250,398     185,116    (31,103)    16,197   (253,273)   (526,990)   (562,906)   (544,858)
                             ----------  ----------  ---------  ---------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (517,075)   (950,997)  (123,628)  (155,935)  (918,295) (1,741,221) (1,358,293) (1,463,749)
                             ----------  ----------  ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (112,051) (1,562,782)   (66,505)  (240,435)  (820,137) (2,185,456)   (717,746) (2,286,308)
Net assets at beginning
 of year....................  7,415,156   8,977,938  1,101,444  1,341,879  7,467,999   9,653,455   9,516,040  11,802,348
                             ----------  ----------  ---------  ---------  ---------  ----------  ----------  ----------
Net assets at end of year... $7,303,105   7,415,156  1,034,939  1,101,444  6,647,862   7,467,999   8,798,294   9,516,040
                             ==========  ==========  =========  =========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     52,955      65,170     40,546     14,328      9,283      15,553      82,207      84,829
 Units redeemed.............    (92,616)   (131,501)   (49,972)   (24,214)   (62,339)   (109,899)   (216,902)   (213,469)
                             ----------  ----------  ---------  ---------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (39,661)    (66,331)    (9,426)    (9,886)   (53,056)    (94,346)   (134,695)   (128,640)
                             ==========  ==========  =========  =========  =========  ==========  ==========  ==========

                              Goldman Sachs Variable
                                  Insurance Trust
                             ------------------------
                                   Goldman Sachs
                                 Government Money
                                  Market Fund --
                                  Service Shares
                             ------------------------

                             -------------------------
                                 2016         2015
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................  (2,087,134)  (2,363,935)
 Net realized gain
   (loss) on investments....          --           --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........          --           --
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (2,087,134)  (2,363,935)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     252,019      498,839
 Death benefits............. (68,816,128) (96,339,842)
 Surrenders................. (46,886,522) (61,153,263)
 Administrative expenses....    (332,242)    (364,876)
 Transfers between
   subaccounts
   (including fixed
   account), net............ 111,673,309  140,727,446
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,109,564) (16,631,696)
                             -----------  -----------
Increase (decrease) in
 net assets.................  (6,196,698) (18,995,631)
Net assets at beginning
 of year.................... 139,172,263  158,167,894
                             -----------  -----------
Net assets at end of year... 132,975,565  139,172,263
                             ===========  ===========
Change in units (note 5):
 Units purchased............  19,076,856   22,535,936
 Units redeemed............. (19,530,206) (24,274,787)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (453,350)  (1,738,851)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Goldman Sachs Variable Insurance Trust (continued)    JPMorgan Insurance Trust
                              ------------------------------------------------   ------------------------------  ----------
                                                                                       JPMorgan             JPMorgan
                                Goldman Sachs Large        Goldman Sachs Mid        Insurance Trust     Insurance Trust
                                 Cap Value Fund --         Cap Value Fund --           Core Bond        Intrepid Mid Cap
                                Institutional Shares      Institutional Shares   Portfolio -- Class 1  Portfolio -- Class 1
                              -----------------------   -----------------------  --------------------  -------------------
                                                                        Year ended December 31,
                              ---------------------------------------------------------------------------------------------
                                  2016         2015        2016         2015        2016       2015      2016      2015
                              -----------   ----------  ----------  -----------  ---------  ---------  -------   --------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $    45,445       (9,508)    (22,257)    (617,901)    30,293     93,894   (3,899)    (4,922)
   Net realized gain
     (loss) on
     investments.............    (251,364)      27,195     (68,173)     992,940    (16,795)   (18,683)  12,079     22,146
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........     817,230   (1,559,164)  4,736,554   (9,270,579)    (2,731)  (122,345) (12,795)  (105,153)
   Capital gain
     distribution............      74,358    1,012,068      24,259    3,433,814         --         --   36,847     58,796
                              -----------   ----------  ----------  -----------  ---------  ---------  -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........     685,669     (529,409)  4,670,383   (5,461,726)    10,767    (47,134)  32,232    (29,133)
                              -----------   ----------  ----------  -----------  ---------  ---------  -------   --------
From capital
  transactions (note 4):
   Net premiums..............          --        8,100      36,279      329,519         --         --       --         --
   Death benefits............     (43,323)    (161,060)   (347,178)    (373,270)   (29,430)    (5,631)  (3,616)    (1,039)
   Surrenders................  (1,059,788)  (1,097,873) (3,331,700)  (5,674,191)  (351,878)  (595,319) (28,584)   (49,867)
   Administrative
     expenses................     (12,955)     (15,095)    (77,203)    (104,224)    (5,393)    (5,723)    (323)      (378)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (427,525)    (213,385)  7,883,927   (5,572,653)   284,630  1,333,256  (32,431)     6,153
                              -----------   ----------  ----------  -----------  ---------  ---------  -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,543,591)  (1,479,313)  4,164,125  (11,394,819)  (102,071)   726,583  (64,954)   (45,131)
                              -----------   ----------  ----------  -----------  ---------  ---------  -------   --------
Increase (decrease) in
  net assets.................    (857,922)  (2,008,722)  8,834,508  (16,856,545)   (91,304)   679,449  (32,722)   (74,264)
Net assets at beginning
  of year....................   8,322,079   10,330,801  43,126,700   59,983,245  3,858,936  3,179,487  364,883    439,147
                              -----------   ----------  ----------  -----------  ---------  ---------  -------   --------
Net assets at end of year.... $ 7,464,157    8,322,079  51,961,208   43,126,700  3,767,632  3,858,936  332,161    364,883
                              ===========   ==========  ==========  ===========  =========  =========  =======   ========
Change in units (note 5):
   Units purchased...........       8,512       10,835     495,792      249,920    133,448    133,574    9,497      2,752
   Units redeemed............    (108,152)    (101,710)   (209,215)    (698,707)  (140,825)   (80,689) (13,549)    (5,417)
                              -----------   ----------  ----------  -----------  ---------  ---------  -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (99,640)     (90,875)    286,577     (448,787)    (7,377)    52,885   (4,052)    (2,665)
                              ===========   ==========  ==========  ===========  =========  =========  =======   ========

                              ---------------------
                                  JPMorgan
                               Insurance Trust
                                Mid Cap Value
                              Portfolio -- Class 1
                              -------------------

                              -------------------
                                2016       2015
                               -------   -------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............    (786)      (735)
   Net realized gain
     (loss) on
     investments.............   5,146      6,073
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   2,246    (17,706)
   Capital gain
     distribution............   5,009      8,076
                               -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........  11,615     (4,292)
                               -------   -------
From capital
  transactions (note 4):
   Net premiums..............      --         --
   Death benefits............      --         --
   Surrenders................  (9,319)    (9,090)
   Administrative
     expenses................    (360)      (375)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (3,822)     2,571
                               -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (13,501)    (6,894)
                               -------   -------
Increase (decrease) in
  net assets.................  (1,886)   (11,186)
Net assets at beginning
  of year....................  96,564    107,750
                               -------   -------
Net assets at end of year....  94,678     96,564
                               =======   =======
Change in units (note 5):
   Units purchased...........      98        227
   Units redeemed............    (587)      (474)
                               -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (489)      (247)
                               =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               JPMorgan Insurance Trust (continued)                                  Janus Aspen Series
                              -----------------------------------------  ---------------------------------------------------
                                  JPMorgan
                               Insurance Trust      JPMorgan Insurance
                               Small Cap Core        Trust U.S. Equity     Balanced Portfolio --     Balanced Portfolio --
                              Portfolio -- Class 1 Portfolio -- Class 1    Institutional Shares         Service Shares
                              -------------------  --------------------  ------------------------  ------------------------
                                                                            Year ended December 31,
                              ----------------------------------------------------------------------------------------------
                                2016       2015       2016       2015        2016         2015         2016         2015
                               --------   ------   ---------  ---------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $ (2,125)     (104)    (10,402)    (8,857)     562,985      129,006      143,262     (513,411)
   Net realized gain
     (loss) on
     investments.............    4,951        46     141,359    121,243    1,563,592    2,740,209    2,229,399    3,287,226
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   34,607    (1,258)    (69,312)  (179,600)  (1,147,616)  (6,445,565)  (1,458,305)  (8,518,799)
   Capital gain
     distribution............      607       788      39,060     59,012    1,090,811    2,951,694    1,512,829    4,101,244
                               --------   ------   ---------  ---------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   38,040      (528)    100,705     (8,202)   2,069,772     (624,656)   2,427,185   (1,643,740)
                               --------   ------   ---------  ---------  -----------  -----------  -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............       --        --          --         --       19,027       15,703      659,032      387,665
   Death benefits............       --        --     (10,734)    (3,076)  (1,372,397)  (1,578,680)    (314,270)    (141,724)
   Surrenders................  (11,023)       --     (95,706)  (161,432)  (8,800,644) (11,115,285) (10,834,740) (11,991,575)
   Administrative
     expenses................     (160)      (12)     (1,688)    (1,164)    (111,752)    (123,162)    (470,078)    (509,069)
   Transfers between
     subaccounts
     (including fixed
     account), net...........  197,065        --      45,065     38,324   (1,005,082)   1,073,605   (3,006,241)  (4,013,985)
                               --------   ------   ---------  ---------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  185,882       (12)    (63,063)  (127,348) (11,270,848) (11,727,819) (13,966,297) (16,268,688)
                               --------   ------   ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  223,922      (540)     37,642   (135,550)  (9,201,076) (12,352,475) (11,539,112) (17,912,428)
Net assets at beginning
  of year....................    7,393     7,933   1,158,166  1,293,716   80,984,139   93,336,614  115,047,604  132,960,032
                               --------   ------   ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year.... $231,315     7,393   1,195,808  1,158,166   71,783,063   80,984,139  103,508,492  115,047,604
                               ========   ======   =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
   Units purchased...........   15,879        --      30,415     10,882       74,415      155,277      805,237      450,270
   Units redeemed............   (2,942)       --     (33,726)   (17,828)    (393,955)    (497,876)  (1,594,294)  (1,361,308)
                               --------   ------   ---------  ---------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   12,937        --      (3,311)    (6,946)    (319,540)    (342,599)    (789,057)    (911,038)
                               ========   ======   =========  =========  ===========  ===========  ===========  ===========

                              -----------------------


                              Enterprise Portfolio --
                               Institutional Shares
                              ----------------------

                              -----------------------
                                 2016        2015
                              ----------  ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (583,883)   (402,499)
   Net realized gain
     (loss) on
     investments.............  2,793,016   3,463,218
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,116,901) (6,988,545)
   Capital gain
     distribution............  3,561,098   5,346,662
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  4,653,330   1,418,836
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      7,922      53,690
   Death benefits............   (211,917)   (190,879)
   Surrenders................ (5,265,262) (5,531,900)
   Administrative
     expenses................    (69,938)    (72,386)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (397,295)   (716,516)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (5,936,490) (6,457,991)
                              ----------  ----------
Increase (decrease) in
  net assets................. (1,283,160) (5,039,155)
Net assets at beginning
  of year.................... 46,516,245  51,555,400
                              ----------  ----------
Net assets at end of year.... 45,233,085  46,516,245
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     46,628      32,929
   Units redeemed............   (205,278)   (200,190)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (158,650)   (167,261)
                              ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Janus Aspen Series (continued)
                              ------------------------------------------------------------------------------------------------
                                                             Flexible
                              Enterprise Portfolio --    Bond Portfolio --      Forty Portfolio --       Forty Portfolio --
                                  Service Shares       Institutional Shares    Institutional Shares        Service Shares
                              ---------------------   ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                              ------------------------------------------------------------------------------------------------
                                 2016         2015       2016        2015        2016        2015         2016        2015
                              ----------   ---------  ----------  ----------  ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (70,611)    (51,526)    219,365     149,444    (499,034)   (577,373)    (782,356)   (801,123)
   Net realized gain
     (loss) on
     investments.............    183,033     282,204     (72,693)    (58,917)    149,583   1,222,856   (1,939,882)  1,059,380
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (56,660)   (668,127)     54,178    (352,315) (4,028,245) (4,411,695)  (3,954,748) (4,701,744)
   Capital gain
     distribution............    387,369     551,666          --      81,418   4,527,856   7,770,162    6,920,071   9,314,937
                              ----------   ---------  ----------  ----------  ----------  ----------  -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    443,131     114,217     200,850    (180,370)    150,160   4,003,950      243,085   4,871,450
                              ----------   ---------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      1,097         847       4,690       1,809      28,737      20,189      448,710     218,084
   Death benefits............     52,943    (114,121)    (91,482)    574,552    (970,812)   (257,738)     (39,902)    (61,494)
   Surrenders................   (377,431)   (417,763) (1,748,446) (3,333,710) (3,776,898) (4,098,950)  (4,989,301) (5,519,947)
   Administrative
     expenses................     (8,325)     (7,646)    (23,137)    (24,301)    (54,512)    (61,206)    (323,500)   (296,030)
   Transfers between
     subaccounts
     (including fixed
     account), net...........    (45,899)    289,635      71,333   1,179,652    (281,196) (1,178,211)  (7,051,421)  1,879,418
                              ----------   ---------  ----------  ----------  ----------  ----------  -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (377,615)   (249,048) (1,787,042) (1,601,998) (5,054,681) (5,575,916) (11,955,414) (3,779,969)
                              ----------   ---------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
  net assets.................     65,516    (134,831) (1,586,192) (1,782,368) (4,904,521) (1,571,966) (11,712,329)  1,091,481
Net assets at beginning
  of year....................  4,758,084   4,892,915  16,464,418  18,246,786  37,280,557  38,852,523   48,726,862  47,635,381
                              ----------   ---------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year.... $4,823,600   4,758,084  14,878,226  16,464,418  32,376,036  37,280,557   37,014,533  48,726,862
                              ==========   =========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
   Units purchased...........     23,654      27,069      45,155     104,323      37,253      39,696      653,842     455,834
   Units redeemed............    (50,936)    (46,739)   (122,045)   (172,209)   (191,243)   (218,448)  (1,182,061)   (831,630)
                              ----------   ---------  ----------  ----------  ----------  ----------  -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (27,282)    (19,670)    (76,890)    (67,886)   (153,990)   (178,752)    (528,219)   (375,796)
                              ==========   =========  ==========  ==========  ==========  ==========  ===========  ==========

                              ----------------------
                                  Global Research
                                   Portfolio --
                               Institutional Shares
                              ----------------------

                              ----------------------
                                 2016        2015
                              ----------  ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (134,644)   (381,485)
   Net realized gain
     (loss) on
     investments.............  1,476,408   2,111,063
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,175,004) (3,302,145)
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    166,760  (1,572,567)
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............     48,246      15,211
   Death benefits............   (417,202)   (382,765)
   Surrenders................ (4,011,386) (4,699,154)
   Administrative
     expenses................    (54,168)    (61,558)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (772,210)   (648,541)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (5,206,720) (5,776,807)
                              ----------  ----------
Increase (decrease) in
  net assets................. (5,039,960) (7,349,374)
Net assets at beginning
  of year.................... 45,357,006  52,706,380
                              ----------  ----------
Net assets at end of year.... 40,317,046  45,357,006
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     29,381      28,148
   Units redeemed............   (239,430)   (246,114)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (210,049)   (217,966)
                              ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Janus Aspen Series (continued)
                              -------------------------------------------------------------------------------------------
                                 Global Research       Global Technology
                                   Portfolio --           Portfolio --        Janus Portfolio --     Janus Portfolio --
                                  Service Shares         Service Shares      Institutional Shares      Service Shares
                              ---------------------  ---------------------  ----------------------  --------------------
                                                                            Year ended December 31,
                              -------------------------------------------------------------------------------------------
                                 2016        2015       2016       2015        2016        2015        2016       2015
                              ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (21,644)   (45,514)   (78,021)    (89,651)   (382,417)   (402,420)   (43,234)   (47,372)
   Net realized gain
     (loss) on
     investments.............    155,191    269,404    214,026     439,122   1,278,296   2,371,484    130,205    247,829
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (128,227)  (362,217)   311,594  (1,005,169) (4,078,605) (9,118,331)  (361,953)  (823,343)
   Capital gain
     distribution............         --         --    205,287     846,737   2,637,466   9,190,026    230,278    778,277
                              ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........      5,320   (138,327)   652,886     191,039    (545,260)  2,040,759    (44,704)   155,391
                              ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
From capital
  transactions (note 4):
   Net premiums..............     12,945    (21,254)     2,277      61,945      28,638      17,830         14      7,276
   Death benefits............   (148,776)   (16,597)    78,234     (48,715)   (936,019)   (345,091)    70,099   (283,195)
   Surrenders................   (310,756)  (447,547)  (572,262)   (791,637) (5,233,888) (5,116,257)  (389,169)  (337,828)
   Administrative
     expenses................     (5,629)    (6,455)   (13,189)    (13,446)    (66,291)    (72,204)    (6,230)    (6,794)
   Transfers between
     subaccounts
     (including fixed
     account), net...........     27,317   (185,368)    90,170    (148,339)   (677,905)   (270,142)  (106,646)    17,370
                              ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (424,899)  (677,221)  (414,770)   (940,192) (6,885,465) (5,785,864)  (431,932)  (603,171)
                              ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   (419,579)  (815,548)   238,116    (749,153) (7,430,725) (3,745,105)  (476,636)  (447,780)
Net assets at beginning
  of year....................  3,803,658  4,619,206  5,655,018   6,404,171  47,984,020  51,729,125  3,905,334  4,353,114
                              ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
Net assets at end of year.... $3,384,079  3,803,658  5,893,134   5,655,018  40,553,295  47,984,020  3,428,698  3,905,334
                              ==========  =========  =========  ==========  ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........     12,037      9,522     74,135      75,301      29,098      34,058     25,408      6,566
   Units redeemed............    (62,000)   (83,442)  (123,585)   (193,237)   (304,022)   (265,523)   (64,085)   (60,373)
                              ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (49,963)   (73,920)   (49,450)   (117,936)   (274,924)   (231,465)   (38,677)   (53,807)
                              ==========  =========  =========  ==========  ==========  ==========  =========  =========

                              -----------------------

                               Overseas Portfolio --
                               Institutional Shares
                              ----------------------

                              -----------------------
                                 2016        2015
                              ----------  ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............    699,510    (263,631)
   Net realized gain
     (loss) on
     investments............. (1,625,403) (1,471,712)
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (1,774,392) (1,971,347)
   Capital gain
     distribution............    677,839     864,746
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.......... (2,022,446) (2,841,944)
                              ----------  ----------
From capital
  transactions (note 4):
   Net premiums..............      6,056      14,643
   Death benefits............   (218,290)   (252,808)
   Surrenders................ (1,635,397) (3,533,862)
   Administrative
     expenses................    (35,546)    (42,488)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (244,799)   (490,521)
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (2,127,976) (4,305,036)
                              ----------  ----------
Increase (decrease) in
  net assets................. (4,150,422) (7,146,980)
Net assets at beginning
  of year.................... 25,441,519  32,588,499
                              ----------  ----------
Net assets at end of year.... 21,291,097  25,441,519
                              ==========  ==========
Change in units (note 5):
   Units purchased...........     28,419      54,967
   Units redeemed............   (117,158)   (200,363)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (88,739)   (145,396)
                              ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Janus Aspen Series
                                   (continued)                                  Legg Mason Partners Variable Equity Trust
                             ----------------------  -----------------------------------------------------------------------
                                                       ClearBridge Variable     ClearBridge Variable   ClearBridge Variable
                              Overseas Portfolio --      Aggressive Growth       Dividend Strategy      Dividend Strategy
                                 Service Shares        Portfolio -- Class II    Portfolio -- Class I  Portfolio -- Class II
                             ----------------------  ------------------------  ---------------------  ---------------------
                                                                             Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2016        2015        2016         2015        2016       2015        2016       2015
                             -----------  ---------  -----------  -----------  ---------  ----------  ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    82,029    (43,907)    (132,844)    (557,873)     3,902       9,694    (13,441)    (25,834)
 Net realized gain
   (loss) on investments....    (252,135)   (18,250)  (2,191,325)     903,777    285,945     396,603    349,762     474,773
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (231,935)  (483,307)     905,002   (3,605,447)   301,111    (692,656)   375,470    (918,428)
 Capital gain
   distribution.............      85,617    126,533      407,496    2,367,479         --          --         --          --
                             -----------  ---------  -----------  -----------  ---------  ----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (316,424)  (418,931)  (1,011,671)    (892,064)   590,958    (286,359)   711,791    (469,489)
                             -----------  ---------  -----------  -----------  ---------  ----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............          --         --      135,504      586,305     49,995      21,109      1,099          --
 Death benefits.............      (3,989)   (30,181)      48,330      (52,068)  (189,587)     (7,378)    (6,924)      7,249
 Surrenders.................    (718,002)  (352,441)    (993,684)  (2,696,743)  (552,674)   (777,538)  (901,025)   (668,164)
 Administrative expenses....      (5,773)    (9,471)     (35,776)    (129,778)    (8,775)     (9,939)   (12,381)    (10,548)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (169,091)  (164,852) (12,308,223)  (8,263,944)   411,960    (552,118) 2,914,945    (856,395)
                             -----------  ---------  -----------  -----------  ---------  ----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (896,855)  (556,945) (13,153,849) (10,556,228)  (289,081) (1,325,864) 1,995,714  (1,527,858)
                             -----------  ---------  -----------  -----------  ---------  ----------  ---------  ----------
Increase (decrease) in
 net assets.................  (1,213,279)  (975,876) (14,165,520) (11,448,292)   301,877  (1,612,223) 2,707,505  (1,997,347)
Net assets at beginning
 of year....................   3,539,264  4,515,140   21,894,949   33,343,241  4,556,960   6,169,183  5,673,691   7,671,038
                             -----------  ---------  -----------  -----------  ---------  ----------  ---------  ----------
Net assets at end of year... $ 2,325,985  3,539,264    7,729,429   21,894,949  4,858,837   4,556,960  8,381,196   5,673,691
                             ===========  =========  ===========  ===========  =========  ==========  =========  ==========
Change in units (note 5):
 Units purchased............          --          3      224,086      281,493     84,032      28,073    248,195      51,263
 Units redeemed.............     (86,561)   (39,581)    (714,083)    (640,685)  (104,248)   (122,055)  (118,023)   (170,782)
                             -----------  ---------  -----------  -----------  ---------  ----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (86,561)   (39,578)    (489,997)    (359,192)   (20,216)    (93,982)   130,172    (119,519)
                             ===========  =========  ===========  ===========  =========  ==========  =========  ==========


                             -----------------------
                              ClearBridge Variable
                                 Large Cap Value
                              Portfolio -- Class I
                             ----------------------

                             -----------------------
                                2016        2015
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     (3,690)    (20,939)
 Net realized gain
   (loss) on investments....   (513,013)   (168,047)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,676,323  (1,631,836)
 Capital gain
   distribution.............    303,108     797,785
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,462,728  (1,023,037)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      4,184     486,885
 Death benefits.............   (106,437)   (100,303)
 Surrenders................. (1,488,820) (1,707,646)
 Administrative expenses....    (39,930)    (60,543)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (3,601,658) (5,333,537)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,232,661) (6,715,144)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,769,933) (7,738,181)
Net assets at beginning
 of year.................... 18,994,268  26,732,449
                             ----------  ----------
Net assets at end of year... 15,224,335  18,994,268
                             ==========  ==========
Change in units (note 5):
 Units purchased............     48,453     130,729
 Units redeemed.............   (520,842)   (721,681)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (472,389)   (590,952)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                             MFS(R) Variable Insurance Trust
                             ----------------------------------------------------------------------------------------------

                                MFS(R) Investors      MFS(R) New Discovery        MFS(R) Total          MFS(R) Utilities
                                 Trust Series --            Series --           Return Series --            Series --
                              Service Class Shares    Service Class Shares    Service Class Shares    Service Class Shares
                             ----------------------  ----------------------  ----------------------  ----------------------


                                                                      Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                2016        2015        2016        2015        2016        2015        2016        2015
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (53,462)    (55,328)   (190,969)   (244,803)    383,502     229,219     366,844     486,509
 Net realized gain
   (loss) on investments....    215,218     408,612    (316,065)    (66,045)  1,655,255   1,861,503     307,230     744,859
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (415,337) (1,122,348)    706,160    (637,690)   (569,702) (5,274,688)    914,355  (6,042,829)
 Capital gain
   distribution.............    597,647     676,547     594,759     508,322   1,593,507   1,946,560     425,160   1,432,256
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    344,066     (92,517)    793,885    (440,216)  3,062,562  (1,237,406)  2,013,589  (3,379,205)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      2,614       2,879       2,815      13,269     214,943     202,158      79,175      13,330
 Death benefits.............     (9,558)    (48,501)     58,263     (70,808)    (45,730)    (83,195)    (86,710)    (50,606)
 Surrenders.................   (625,004)   (934,782) (1,522,087) (1,471,065) (6,169,362) (5,578,801) (1,572,548) (2,038,687)
 Administrative expenses....    (12,739)    (14,083)    (27,715)    (35,441)   (212,580)   (214,255)    (57,423)    (63,133)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (123,380)    (42,730)   (665,942) (2,186,504)  3,719,429  (1,136,324)   (925,699) (1,011,807)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (768,067) (1,037,217) (2,154,666) (3,750,549) (2,493,300) (6,810,417) (2,563,205) (3,150,903)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (424,001) (1,129,734) (1,360,781) (4,190,765)    569,262  (8,047,823)   (549,616) (6,530,108)
Net assets at beginning
 of year....................  5,732,898   6,862,632  13,661,793  17,852,558  47,610,903  55,658,726  17,321,506  23,851,614
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $5,308,897   5,732,898  12,301,012  13,661,793  48,180,165  47,610,903  16,771,890  17,321,506
                             ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      7,021       2,179      32,013      33,408     656,771     235,278     204,468      48,341
 Units redeemed.............    (56,492)    (68,860)   (158,941)   (240,444)   (840,047)   (725,458)   (294,043)   (167,150)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (49,471)    (66,681)   (126,928)   (207,036)   (183,276)   (490,180)    (89,575)   (118,809)
                             ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                                 MFS(R) Variable
                               Insurance Trust II
                             ----------------------
                              MFS(R) Massachusetts
                                Investors Growth
                               Stock Portfolio --
                              Service Class Shares
                             ----------------------
                                        Period from
                                        March 27 to
                                        December 31,
                             ---------- ------------
                                2016        2015
                             ---------  ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (88,334)    (58,267)
 Net realized gain
   (loss) on investments....  (119,635)    (48,667)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (370,071)   (585,922)
 Capital gain
   distribution.............   880,331     469,411
                             ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   302,291    (223,445)
                             ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............    15,148       4,450
 Death benefits.............    29,457      (8,414)
 Surrenders.................  (769,573)   (792,702)
 Administrative expenses....   (15,415)    (13,187)
 Transfers between
   subaccounts
   (including fixed
   account), net............   499,610   8,350,406
                             ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (240,773)  7,540,553
                             ---------   ---------
Increase (decrease) in
 net assets.................    61,518   7,317,108
Net assets at beginning
 of year.................... 7,317,108          --
                             ---------   ---------
Net assets at end of year... 7,378,626   7,317,108
                             =========   =========
Change in units (note 5):
 Units purchased............    94,789     857,916
 Units redeemed.............  (118,887)   (105,145)
                             ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (24,098)    752,771
                             =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             MFS(R) Variable
                             Insurance Trust II
                               (continued)                                      Oppenheimer Variable Account Funds
                             -----------------    -----------------------------------------------------------------------
                                                                                                        Oppenheimer
                             MFS(R) Strategic       Oppenheimer Capital     Oppenheimer Capital        Conservative
                             Income Portfolio --   Appreciation Fund/VA   Appreciation Fund/VA --   Balanced Fund/VA --
                             Service Class Shares  -- Non-Service Shares      Service Shares        Non-Service Shares
                             -----------------    ----------------------  ----------------------  ----------------------
                                                                         Year ended December 31,
                             --------------------------------------------------------------------------------------------
                               2016       2015       2016        2015        2016        2015        2016        2015
                             -------     ------   ----------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   467        885     (287,508)   (461,966)    (71,036)    (97,515)    116,614     109,714
 Net realized gain
   (loss) on investments....     (30)       (55)     755,026   2,106,001     159,748     428,170      94,810     151,693
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,562     (1,619)  (4,780,905) (7,042,594)   (832,250) (1,358,340)    219,468    (309,594)
 Capital gain
   distribution.............      --         --    3,025,154   6,197,550     510,556   1,136,745          --          --
                             -------     ------   ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,999       (789)  (1,288,233)    798,991    (232,982)    109,060     430,892     (48,187)
                             -------     ------   ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      --         --       11,903      19,117      10,591       7,027      56,820         167
 Death benefits.............      --         --     (959,888)   (235,305)    (85,656)    (12,473)   (233,964)   (162,023)
 Surrenders.................    (320)    (6,116)  (2,446,208) (3,199,482)   (528,437)   (595,573) (1,097,351) (1,701,211)
 Administrative expenses....    (182)       (87)     (35,830)    (41,045)    (26,541)    (31,173)    (15,169)    (15,433)
 Transfers between
   subaccounts
   (including fixed
   account), net............   9,318        255     (385,652) (1,311,758)   (515,298)   (219,375)    408,790      21,867
                             -------     ------   ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   8,816     (5,948)  (3,815,675) (4,768,473) (1,145,341)   (851,567)   (880,874) (1,856,633)
                             -------     ------   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  10,815     (6,737)  (5,103,908) (3,969,482) (1,378,323)   (742,507)   (449,982) (1,904,820)
Net assets at beginning
 of year....................  21,303     28,040   32,998,303  36,967,785   5,763,845   6,506,352  11,607,934  13,512,754
                             -------     ------   ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $32,118     21,303   27,894,395  32,998,303   4,385,522   5,763,845  11,157,952  11,607,934
                             =======     ======   ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     967         52       23,855      23,524      30,490      33,152      37,027      45,562
 Units redeemed.............     (79)      (629)    (124,931)   (136,619)    (97,646)    (77,421)    (63,908)   (103,809)
                             -------     ------   ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     888       (577)    (101,076)   (113,095)    (67,156)    (44,269)    (26,881)    (58,247)
                             =======     ======   ==========  ==========  ==========  ==========  ==========  ==========



                             -----------------------
                                   Oppenheimer
                                  Conservative
                               Balanced Fund/VA --
                                 Service Shares
                             ----------------------

                             ---------------------
                                2016        2015
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     55,490      16,744
 Net realized gain
   (loss) on investments....    650,307     686,660
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (38,453)   (992,089)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    667,344    (288,685)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     16,249     163,100
 Death benefits.............    (15,105)    (79,168)
 Surrenders................. (3,075,275) (2,266,287)
 Administrative expenses....   (101,039)    (94,719)
 Transfers between
   subaccounts
   (including fixed
   account), net............  2,452,515  (1,278,772)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (722,655) (3,555,846)
                             ----------  ----------
Increase (decrease) in
 net assets.................    (55,311) (3,844,531)
Net assets at beginning
 of year.................... 22,062,538  25,907,069
                             ----------  ----------
Net assets at end of year... 22,007,227  22,062,538
                             ==========  ==========
Change in units (note 5):
 Units purchased............    574,772     199,766
 Units redeemed.............   (634,572)   (546,617)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (59,800)   (346,851)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 Oppenheimer Variable Account Funds (continued)
                             ------------------------------------------------------------------------------------------------
                                                            Oppenheimer            Oppenheimer
                                 Oppenheimer Core        Discovery Mid Cap      Discovery Mid Cap      Oppenheimer Global
                                 Bond Fund/VA --         Growth Fund/VA --      Growth Fund/VA --      Fund/VA -- Service
                                Non-Service Shares      Non-Service Shares       Service Shares              Shares
                             -----------------------  ----------------------  --------------------  ------------------------
                                                                            Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2016        2015        2016        2015        2016       2015        2016         2015
                             -----------  ----------  ----------  ----------  ---------  ---------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   251,746     331,570    (319,538)   (364,474)  (103,566)   (56,191)    (604,834)    (616,330)
 Net realized gain
   (loss) on investments....    (267,573)   (246,106)  1,195,889   1,671,003     45,194    229,594    1,115,606    5,451,051
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     229,844    (132,886) (2,538,535) (2,289,365)  (482,678)  (377,527)  (9,810,199)  (8,859,271)
 Capital gain
   distribution.............          --          --   1,838,508   2,364,564    555,590    270,251    6,147,424    6,868,649
                             -----------  ----------  ----------  ----------  ---------  ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     214,017     (47,422)    176,324   1,381,728     14,540     66,127   (3,152,003)   2,844,099
                             -----------  ----------  ----------  ----------  ---------  ---------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       4,650       2,450      15,351      33,016    164,402      7,337      572,057    1,388,694
 Death benefits.............    (253,976)    (97,173)   (218,525)    (98,632)   (32,190)     2,073     (201,800)    (463,779)
 Surrenders.................  (1,367,155) (1,957,863) (2,489,885) (2,675,700)  (427,719)  (308,797)  (7,028,631)  (9,515,351)
 Administrative expenses....     (21,567)    (21,440)    (25,859)    (28,571)   (31,905)   (14,469)    (501,643)    (630,495)
 Transfers between
   subaccounts
   (including fixed
   account), net............     323,312     458,453    (775,909)    244,261   (594,043) 4,582,091  (22,745,386)  (1,646,286)
                             -----------  ----------  ----------  ----------  ---------  ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,314,736) (1,615,573) (3,494,827) (2,525,626)  (921,455) 4,268,235  (29,905,403) (10,867,217)
                             -----------  ----------  ----------  ----------  ---------  ---------  -----------  -----------
Increase (decrease) in
 net assets.................  (1,100,719) (1,662,995) (3,318,503) (1,143,898)  (906,915) 4,334,362  (33,057,406)  (8,023,118)
Net assets at beginning
 of year....................  11,554,248  13,217,243  25,560,675  26,704,573  7,457,130  3,122,768  100,044,387  108,067,505
                             -----------  ----------  ----------  ----------  ---------  ---------  -----------  -----------
Net assets at end of year... $10,453,529  11,554,248  22,242,172  25,560,675  6,550,215  7,457,130   66,986,981  100,044,387
                             ===========  ==========  ==========  ==========  =========  =========  ===========  ===========
Change in units (note 5):
 Units purchased............      66,056      88,603      18,047      48,260     28,668    219,682      797,491      734,239
 Units redeemed.............    (132,260)   (179,133)    (95,754)   (110,122)   (71,132)   (31,161)  (2,594,440)  (1,384,260)
                             -----------  ----------  ----------  ----------  ---------  ---------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,204)    (90,530)    (77,707)    (61,862)   (42,464)   188,521   (1,796,949)    (650,021)
                             ===========  ==========  ==========  ==========  =========  =========  ===========  ===========

                             ---------------------
                              Oppenheimer Global
                               Strategic Income
                                Fund/VA -- Non-
                                Service Shares
                             --------------------

                             ---------------------
                                2016       2015
                             ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   146,586    200,154
 Net realized gain
   (loss) on investments....   (92,397)   (53,621)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   148,225   (299,646)
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   202,414   (153,113)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    89,938      5,680
 Death benefits.............   (25,492)  (131,754)
 Surrenders.................  (431,443)  (480,820)
 Administrative expenses....    (6,319)    (6,752)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (108,907)    95,901
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (482,223)  (517,745)
                             ---------  ---------
Increase (decrease) in
 net assets.................  (279,809)  (670,858)
Net assets at beginning
 of year.................... 4,079,834  4,750,692
                             ---------  ---------
Net assets at end of year... 3,800,025  4,079,834
                             =========  =========
Change in units (note 5):
 Units purchased............    37,779     26,847
 Units redeemed.............   (85,241)   (77,864)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (47,462)   (51,017)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Oppenheimer Variable Account Funds (continued)      PIMCO Variable Insurance Trust
                             ---------------------------------------------------  ----------------------------------  -----------
                                                                                                          Foreign Bond Portfolio
                                  Oppenheimer Main       Oppenheimer Main Street                          (U.S. Dollar Hedged) --
                                 Street Fund/VA --       Small Cap Fund(R)/VA --  All Asset Portfolio --     Administrative
                                   Service Shares            Service Shares        Advisor Class Shares       Class Shares
                             -------------------------  ------------------------  ----------------------  ----------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2016          2015         2016         2015        2016        2015        2016        2015
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------   ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (954,426)    (972,394)    (748,296)    (707,888)     65,481     144,937     (5,303)     50,690
 Net realized gain
   (loss) on investments....    4,926,044    7,823,068    1,843,069    4,052,857    (572,433)   (228,399)    32,157      54,269
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (5,092,562) (19,670,672)   4,636,999  (18,018,659)  1,155,002    (917,164)   123,172    (176,208)
 Capital gain
   distribution.............    9,706,992   14,380,264    2,209,013    9,930,250          --          --     11,619      17,447
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............    8,586,048    1,560,266    7,940,785   (4,743,440)    648,050  (1,000,626)   161,645     (53,802)
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............      307,913      445,912      348,767    1,271,614      81,797      55,915         31       2,556
 Death benefits.............      (91,215)    (249,386)     (69,575)    (372,769)     19,529      23,206     (9,220)     46,784
 Surrenders.................  (10,210,224) (10,424,483)  (4,861,853)  (6,879,552)   (720,638) (1,269,241)  (327,227)   (437,980)
 Administrative expenses....     (746,681)    (652,906)    (384,871)    (444,131)    (32,141)    (31,958)    (5,362)     (6,748)
 Transfers between
   subaccounts
   (including fixed
   account), net............   29,291,102   (5,422,605)  (9,330,793)  (5,981,214)   (560,291)   (615,668)  (139,424)   (158,705)
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...   18,550,895  (16,303,468) (14,298,325) (12,406,052) (1,211,744) (1,837,746)  (481,202)   (554,093)
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in
 net assets.................   27,136,943  (14,743,202)  (6,357,540) (17,149,492)   (563,694) (2,838,372)  (319,557)   (607,895)
Net assets at beginning
 of year....................   85,090,432   99,833,634   56,931,953   74,081,445   8,051,754  10,890,126  3,443,822   4,051,717
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------   ---------
Net assets at end of year... $112,227,375   85,090,432   50,574,413   56,931,953   7,488,060   8,051,754  3,124,265   3,443,822
                             ============  ===========  ===========  ===========  ==========  ==========  =========   =========
Change in units (note 5):
 Units purchased............    2,905,518      391,858      562,798      428,539     404,079      23,090      3,858      25,419
 Units redeemed.............   (1,696,283)  (1,459,482)  (1,417,247)    (930,483)   (510,638)   (158,554)   (28,685)    (54,873)
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    1,209,235   (1,067,624)    (854,449)    (501,944)   (106,559)   (135,464)   (24,827)    (29,454)
                             ============  ===========  ===========  ===========  ==========  ==========  =========   =========

                             -------------------------

                             High Yield Portfolio --
                                  Administrative
                                   Class Shares
                             -----------------------

                             ------------------------
                                 2016        2015
                             -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   2,348,526   3,079,135
 Net realized gain
   (loss) on investments....  (1,548,108)    434,503
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   6,370,760  (8,274,336)
 Capital gain
   distribution.............          --   1,352,540
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   7,171,178  (3,408,158)
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     169,103     364,887
 Death benefits.............    (207,060)   (261,355)
 Surrenders.................  (6,967,266) (9,862,586)
 Administrative expenses....    (408,971)   (517,853)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (35,323,737) 13,356,305
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (42,737,931)  3,079,398
                             -----------  ----------
Increase (decrease) in
 net assets................. (35,566,753)   (328,760)
Net assets at beginning
 of year....................  83,623,712  83,952,472
                             -----------  ----------
Net assets at end of year...  48,056,959  83,623,712
                             ===========  ==========
Change in units (note 5):
 Units purchased............     862,827   2,160,046
 Units redeemed.............  (3,575,766) (1,755,517)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,712,939)    404,529
                             ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                              PIMCO Variable Insurance Trust (continued)
                             ----------------------------------------------------------------------------
                                  Long-Term U.S.             Low Duration              Total Return
                             Government Portfolio --         Portfolio --              Portfolio --
                                  Administrative            Administrative            Administrative
                                   Class Shares              Class Shares              Class Shares
                             -----------------------  -------------------------  ------------------------
                                                                                Year ended December 31,
                             -----------------------------------------------------------------------------
                                 2016        2015         2016         2015          2016         2015
                             -----------  ----------  -----------  ------------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    97,640      91,234     (124,958)    1,152,413    1,184,259    9,826,844
 Net realized gain
   (loss) on investments....      66,863      50,561     (908,100)    1,976,848   (3,007,743)     (53,775)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,486,410)   (646,328)     925,396    (3,816,423)   5,523,054  (17,618,909)
 Capital gain
   distribution.............          --          --           --            --           --    3,090,767
                             -----------  ----------  -----------  ------------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (3,321,907)   (504,533)    (107,662)     (687,162)   3,699,570   (4,755,073)
                             -----------  ----------  -----------  ------------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      80,662     106,627      470,041       511,876      583,732    1,647,986
 Death benefits.............    (154,164)    (36,847)     588,218      (277,499)  (1,106,426)    (678,788)
 Surrenders.................  (3,444,260) (2,688,263)  (7,396,168)  (13,534,238) (30,384,515) (36,091,165)
 Administrative expenses....    (133,645)    (59,437)    (457,822)     (820,654)  (1,710,536)  (1,687,270)
 Transfers between
   subaccounts
   (including fixed
   account), net............  26,500,529    (473,070) (24,592,017)  (93,289,937) (11,117,004)  65,929,446
                             -----------  ----------  -----------  ------------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  22,849,122  (3,150,990) (31,387,748) (107,410,452) (43,734,749)  29,120,209
                             -----------  ----------  -----------  ------------  -----------  -----------
Increase (decrease) in
 net assets.................  19,527,215  (3,655,523) (31,495,410) (108,097,614) (40,035,179)  24,365,136
Net assets at beginning
 of year....................  17,253,230  20,908,753   76,352,281   184,449,895  284,509,972  260,144,836
                             -----------  ----------  -----------  ------------  -----------  -----------
Net assets at end of year... $36,780,445  17,253,230   44,856,871    76,352,281  244,474,793  284,509,972
                             ===========  ==========  ===========  ============  ===========  ===========
Change in units (note 5):
 Units purchased............   1,405,546      66,204    2,857,635     1,082,796    3,373,076    7,077,431
 Units redeemed.............    (258,502)   (211,956)  (5,564,269)  (10,200,962)  (6,148,724)  (4,834,614)
                             -----------  ----------  -----------  ------------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   1,147,044    (145,752)  (2,706,634)   (9,118,166)  (2,775,648)   2,242,817
                             ===========  ==========  ===========  ============  ===========  ===========

                                                      State Street Variable
                                                        Insurance Series
                              Rydex Variable Trust         Funds, Inc.
                             ----------------------  ----------------------

                                                        Core Value Equity
                                    NASDAQ --            V.I.S. Fund --
                                   100(R) Fund           Class 1 Shares
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2016        2015        2016        2015
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (83,605)    (97,173)    (59,508)    (87,594)
 Net realized gain
   (loss) on investments....   (403,097)    350,462      23,844     227,834
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (928,057)   (463,930)    574,015  (2,108,295)
 Capital gain
   distribution.............    551,622     322,546     460,808   1,150,233
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (863,137)    111,905     999,159    (817,822)
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     38,799       2,911      17,043      29,269
 Death benefits.............   (145,947)    (31,173)      5,560     (33,838)
 Surrenders.................   (368,431)   (349,492) (1,516,491) (1,010,137)
 Administrative expenses....    (15,696)    (24,412)    (37,690)    (42,898)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (7,844,933) 11,529,634    (224,486)   (486,376)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (8,336,208) 11,127,468  (1,756,064) (1,543,980)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (9,199,345) 11,239,373    (756,905) (2,361,802)
Net assets at beginning
 of year.................... 16,264,859   5,025,486  12,418,851  14,780,653
                             ----------  ----------  ----------  ----------
Net assets at end of year...  7,065,514  16,264,859  11,661,946  12,418,851
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    356,593   1,176,877      10,138      25,119
 Units redeemed............. (1,212,077)   (100,466)   (112,996)   (112,245)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (855,484)  1,076,411    (102,858)    (87,126)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           State Street Variable Insurance Series Funds, Inc. (continued)
                             ---------------------------------------------------------------------------------------------------
                                                          Premier Growth       Real Estate Securities
                              Income V.I.S. Fund --    Equity V.I.S. Fund --       V.I.S. Fund --          S&P 500(R) Index
                                  Class 1 Shares          Class 1 Shares           Class 1 Shares             V.I.S. Fund
                             -----------------------  ----------------------  -----------------------  ------------------------
                                                                               Year ended December 31,
                             ---------------------------------------------------------------------------------------------------
                                 2016        2015        2016        2015        2016         2015         2016         2015
                             -----------  ----------  ----------  ----------  ----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    58,927     158,558    (294,624)   (344,791)    459,577       81,190      554,448    1,021,510
 Net realized gain
   (loss) on investments....         148      16,888     517,216   1,324,190     806,374    2,373,105    8,978,009   10,598,772
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     326,185    (651,829) (2,905,133) (4,814,147) (4,236,414)  (8,178,348)  (1,082,181) (12,141,016)
 Capital gain
   distribution.............          --          --   2,870,461   4,430,643   6,576,157    7,705,849    5,178,688           --
                             -----------  ----------  ----------  ----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     385,260    (476,383)    187,920     595,895   3,605,694    1,981,796   13,628,964     (520,734)
                             -----------  ----------  ----------  ----------  ----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      19,961      15,389      94,218      69,952     348,090      663,823    1,119,525      396,768
 Death benefits.............    (331,384)   (381,868)   (181,747)   (384,874)   (180,816)    (426,233)  (2,071,678)  (1,296,338)
 Surrenders.................  (2,437,906) (2,990,635) (2,569,347) (2,442,141) (6,291,298)  (9,009,821) (15,736,292) (18,461,274)
 Administrative expenses....     (60,611)    (66,124)    (69,390)    (75,872)   (269,395)    (289,382)    (322,550)    (335,672)
 Transfers between
   subaccounts
   (including fixed
   account), net............      74,084    (225,828)   (648,713)   (561,448) (1,878,616)  (3,036,666)   5,462,845       94,259
                             -----------  ----------  ----------  ----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,735,856) (3,649,066) (3,374,979) (3,394,383) (8,272,035) (12,098,279) (11,548,150) (19,602,257)
                             -----------  ----------  ----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (2,350,596) (4,125,449) (3,187,059) (2,798,488) (4,666,341) (10,116,483)   2,080,814  (20,122,991)
Net assets at beginning
 of year....................  24,409,716  28,535,165  30,959,080  33,757,568  63,575,889   73,692,372  145,374,652  165,497,643
                             -----------  ----------  ----------  ----------  ----------  -----------  -----------  -----------
Net assets at end of year... $22,059,120  24,409,716  27,772,021  30,959,080  58,909,548   63,575,889  147,455,466  145,374,652
                             ===========  ==========  ==========  ==========  ==========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      85,920      61,046      42,698      48,741     447,265      367,942      671,652      430,504
 Units redeemed.............    (275,785)   (311,340)   (223,455)   (226,966)   (744,567)    (753,694)  (1,128,859)  (1,255,513)
                             -----------  ----------  ----------  ----------  ----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (189,865)   (250,294)   (180,757)   (178,225)   (297,302)    (385,752)    (457,207)    (825,009)
                             ===========  ==========  ==========  ==========  ==========  ===========  ===========  ===========

                             -----------------------
                                Small-Cap Equity
                                 V.I.S. Fund --
                                 Class 1 Shares
                             ----------------------

                             -----------------------
                                2016        2015
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (496,289)   (562,356)
 Net realized gain
   (loss) on investments....   (223,416)    581,914
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  5,440,624  (5,988,053)
 Capital gain
   distribution.............  1,694,573   3,940,410
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,415,492  (2,028,085)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     67,927      91,368
 Death benefits.............   (163,270)   (301,584)
 Surrenders................. (3,659,581) (3,562,234)
 Administrative expenses....    (85,125)    (91,873)
 Transfers between
   subaccounts
   (including fixed
   account), net............    820,647   1,618,753
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,019,402) (2,245,570)
                             ----------  ----------
Increase (decrease) in
 net assets.................  3,396,090  (4,273,655)
Net assets at beginning
 of year.................... 33,272,769  37,546,424
                             ----------  ----------
Net assets at end of year... 36,668,859  33,272,769
                             ==========  ==========
Change in units (note 5):
 Units purchased............    151,869     187,055
 Units redeemed.............   (282,316)   (275,151)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (130,447)    (88,096)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     State Street Variable Insurance Series Funds, Inc. (continued)
                             ------------------------------------------------------------------------------
                                    Total Return                Total Return               U.S. Equity
                                   V.I.S. Fund --              V.I.S. Fund --            V.I.S. Fund --
                                   Class 1 Shares              Class 3 Shares            Class 1 Shares
                             --------------------------  --------------------------  ----------------------
                                                                                 Year ended December 31,
                             -------------------------------------------------------------------------------
                                 2016          2015          2016          2015         2016        2015
                             ------------  ------------  ------------  ------------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  1,886,777       284,066    (2,832,259)   (4,064,678)    (93,674)   (142,488)
 Net realized gain
   (loss) on investments....   12,636,315    24,192,249    13,264,421    15,297,078     755,416   1,156,547
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    5,708,442   (72,063,908)    4,931,225   (60,581,369)   (859,993) (4,745,033)
 Capital gain
   distribution.............   14,483,739    25,604,587    12,472,686    24,379,896   1,812,974   2,643,931
                             ------------  ------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   34,715,273   (21,983,006)   27,836,073   (24,969,073)  1,614,723  (1,087,043)
                             ------------  ------------  ------------  ------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    6,393,188     7,120,520     2,469,297     3,426,248      57,819     380,873
 Death benefits.............     (745,447)     (795,241)   (1,197,869)   (1,368,972)   (429,125)   (131,656)
 Surrenders.................  (50,128,841) (118,248,632)  (96,236,455)  (82,833,209) (2,627,207) (1,693,544)
 Administrative expenses....     (434,008)     (493,208)   (3,349,689)   (3,558,114)    (67,247)    (84,143)
 Transfers between
   subaccounts
   (including fixed
   account), net............      961,951     3,284,782   (10,337,251)  (24,994,431) (2,646,323)   (623,700)
                             ------------  ------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (43,953,157) (109,131,779) (108,651,967) (109,328,478) (5,712,083) (2,152,170)
                             ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets.................   (9,237,884) (131,114,785)  (80,815,894) (134,297,551) (4,097,360) (3,239,213)
Net assets at beginning
 of year....................  791,789,500   922,904,285   748,989,800   883,287,351  27,033,399  30,272,612
                             ------------  ------------  ------------  ------------  ----------  ----------
Net assets at end of year... $782,551,616   791,789,500   668,173,906   748,989,800  22,936,039  27,033,399
                             ============  ============  ============  ============  ==========  ==========
Change in units (note 5):
 Units purchased............   23,849,987     8,255,163     6,640,877     1,807,568      22,826     106,516
 Units redeemed.............  (26,642,557)  (15,413,348)  (15,962,213)  (11,209,610)   (345,055)   (218,980)
                             ------------  ------------  ------------  ------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....   (2,792,570)   (7,158,185)   (9,321,336)   (9,402,042)   (322,229)   (112,464)
                             ============  ============  ============  ============  ==========  ==========

                                          The Alger Portfolios
                             ----------------------------------------------
                                 Alger Large Cap         Alger Small Cap
                               Growth Portfolio --     Growth Portfolio --
                                Class I-2 Shares        Class I-2 Shares
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2016        2015        2016        2015
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (383,117)   (473,742)   (259,316)   (330,368)
 Net realized gain
   (loss) on investments....    396,818   1,432,078  (1,060,481)    388,310
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (900,538) (4,032,533)   (628,221) (6,832,965)
 Capital gain
   distribution.............     92,553   3,306,767   2,590,269   5,867,282
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (794,284)    232,570     642,251    (907,741)
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      3,478       4,237      26,453      37,982
 Death benefits.............   (507,142)   (145,364)    (58,747)    (26,310)
 Surrenders................. (2,735,897) (3,155,889) (1,509,337) (2,525,141)
 Administrative expenses....    (40,660)    (46,826)    (29,894)    (35,432)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (467,320)   (450,671)   (444,509)   (651,587)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,747,541) (3,794,513) (2,016,034) (3,200,488)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (4,541,825) (3,561,943) (1,373,783) (4,108,229)
Net assets at beginning
 of year.................... 29,781,360  33,343,303  20,045,349  24,153,578
                             ----------  ----------  ----------  ----------
Net assets at end of year... 25,239,535  29,781,360  18,671,566  20,045,349
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     26,730      53,311      53,052      71,037
 Units redeemed.............   (211,372)   (207,700)   (178,663)   (228,193)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....   (184,642)   (154,389)   (125,611)   (157,156)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      The Prudential Series Fund
                                 ------------------------------------------------------------------------------------------


                                  Jennison 20/20 Focus                             Natural Resources    SP International
                                  Portfolio -- Class II  Jennison Portfolio --   Portfolio -- Class II  Growth Portfolio --
                                         Shares             Class II Shares             Shares          Class II Shares
                                 ----------------------  ---------------------  ----------------------  ------------------
                                                                        Year ended December 31,
                                 ------------------------------------------------------------------------------------------
                                    2016        2015        2016        2015       2016        2015      2016      2015
                                 ----------  ----------  ----------  ---------  ----------  ----------   -----     -----
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense).................... $  (86,529)   (103,938)    (70,226)   (48,093)   (380,840)   (346,256)   (24)      (37)
 Net realized gain
   (loss) on investments........    340,009     514,297     139,182    260,209  (2,925,203) (2,271,007)  (137)     (103)
 Change in unrealized
   appreciation
   (depreciation) on investments   (301,026)   (131,252)   (395,198)   (82,348)  8,592,546  (4,091,048)    60       195
 Capital gain
   distribution.................         --          --          --         --          --          --     --        --
                                 ----------  ----------  ----------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     operations.................    (47,546)    279,107    (326,242)   129,768   5,286,503  (6,708,311)  (101)       55
                                 ----------  ----------  ----------  ---------  ----------  ----------   -----     -----
From capital
 transactions (note 4):
 Net premiums...................      9,812       7,816     152,115        687     233,422      88,053     --        --
 Death benefits.................    (51,371)       (652)    (33,892)        --         173     (75,307)    --        --
 Surrenders.....................   (432,035)   (792,761)   (378,041)  (363,407) (2,290,864) (2,336,883)  (611)     (657)
 Administrative expenses........    (20,587)    (23,561)    (20,615)   (13,200)   (187,138)   (154,503)    (6)       (8)
 Transfers between
   subaccounts
   (including
   fixed account), net..........   (208,823)   (232,753) (2,146,449) 4,723,382   4,505,756   2,512,651      1         2
                                 ----------  ----------  ----------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     capital transactions.......   (703,004) (1,041,911) (2,426,882) 4,347,462   2,261,349      34,011   (616)     (663)
                                 ----------  ----------  ----------  ---------  ----------  ----------   -----     -----
Increase (decrease) in
 net assets.....................   (750,550)   (762,804) (2,753,124) 4,477,230   7,547,852  (6,674,300)  (717)     (608)
Net assets at beginning
 of year........................  6,241,879   7,004,683   7,025,872  2,548,642  17,314,122  23,988,422  1,932     2,540
                                 ----------  ----------  ----------  ---------  ----------  ----------   -----     -----
Net assets at end of year....... $5,491,329   6,241,879   4,272,748  7,025,872  24,861,974  17,314,122  1,215     1,932
                                 ==========  ==========  ==========  =========  ==========  ==========   =====     =====
Change in units (note 5):
 Units purchased................     11,516      11,771      29,086    182,937   2,365,366   1,060,709     --        --
 Units redeemed.................    (38,924)    (53,145)   (127,971)   (28,195) (1,844,703)   (837,391)   (57)      (57)
                                 ----------  ----------  ----------  ---------  ----------  ----------   -----     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..............    (27,408)    (41,374)    (98,885)   154,742     520,663     223,318    (57)      (57)
                                 ==========  ==========  ==========  =========  ==========  ==========   =====     =====

                                 ----------------
                                  SP Prudential
                                  U.S. Emerging
                                      Growth
                                   Portfolio --
                                 Class II Shares
                                 ---------------

                                 ----------------
                                  2016     2015
                                 ------  -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)....................   (230)    (356)
 Net realized gain
   (loss) on investments........    257    5,001
 Change in unrealized
   appreciation
   (depreciation) on investments    297   (5,055)
 Capital gain
   distribution.................     --       --
                                 ------  -------
    Increase (decrease)
     in net assets from
     operations.................    324     (410)
                                 ------  -------
From capital
 transactions (note 4):
 Net premiums...................     --       --
 Death benefits.................     --       --
 Surrenders.....................   (350) (10,591)
 Administrative expenses........    (28)     (45)
 Transfers between
   subaccounts
   (including
   fixed account), net..........     --       (7)
                                 ------  -------
    Increase (decrease)
     in net assets from
     capital transactions.......   (378) (10,643)
                                 ------  -------
Increase (decrease) in
 net assets.....................    (54) (11,053)
Net assets at beginning
 of year........................ 15,028   26,081
                                 ------  -------
Net assets at end of year....... 14,974   15,028
                                 ======  =======
Change in units (note 5):
 Units purchased................     --       --
 Units redeemed.................    (18)    (466)
                                 ------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..............    (18)    (466)
                                 ======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Wells Fargo Variable
                                      Trust
                              ---------------------
                                   Wells Fargo
                                 VT Omega Growth
                                 Fund -- Class 2
                              ---------------------
                              Year ended December 31,
                              ---------------------
                                 2016         2015
                              ----------   ---------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (39,727)    (52,518)
   Net realized gain
     (loss) on
     investments.............   (134,422)    (28,022)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........    (34,840)   (517,797)
   Capital gain
     distribution............    148,883     604,654
                              ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    (60,106)      6,317
                              ----------   ---------
From capital
  transactions (note 4):
   Net premiums..............        626       2,025
   Death benefits............    (24,096)         --
   Surrenders................   (284,898)   (437,803)
   Administrative
     expenses................     (8,702)    (12,622)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (318,919)   (219,105)
                              ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (635,989)   (667,505)
                              ----------   ---------
Increase (decrease) in
  net assets.................   (696,095)   (661,188)
Net assets at beginning
  of year....................  3,054,582   3,715,770
                              ----------   ---------
Net assets at end of year.... $2,358,487   3,054,582
                              ==========   =========
Change in units (note 5):
   Units purchased...........      1,567       5,933
   Units redeemed............    (35,994)    (39,348)
                              ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (34,427)    (33,415)
                              ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2016

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. (the "Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement. The transaction is subject to other closing conditions, including the receipt of required regulatory approvals in the U.S., China, and other international markets. Both parties are engaging with regulators regarding the applications and the pending transaction. Genworth and China Oceanwide continue to expect the transaction to close by mid-2017.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements and funding agreements backing notes. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in all states, except New York, the District of Columbia and Bermuda.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On November 30, 2016, GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Income V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Real Estate Securities Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Real Estate Securities V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- S&P 500(R) Index Fund changed its name to State Street Variable Insurance Series Funds, Inc. -- S&P 500(R) Index V.I.S. Fund.

   On November 30, 2016, GE Investments Funds, Inc. -- Small-Cap Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Small-Cap Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- U.S. Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- U.S. Equity V.I.S. Fund -- Class 1 Shares.

   On May 1, 2016, Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio changed its name to Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund --
Class 2.

   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1.

   On April 15, 2016, Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   On December 15, 2015, Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2 changed its name to Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2.

   On November 20, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 changed its name to Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Thematic Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Global Thematic Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Growth and Income Portfolio --
Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB International Value Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Large Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Large Cap Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Small Cap Growth Portfolio -- Class B.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


   On May 1, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class I.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class II.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares.

   On April 24, 2015, Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2 was liquidated and the cash was reinvested in Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On March 27, 2015, MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares was liquidated and the cash was reinvested in MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares.

   As of December 31, 2016, AIM Variable Insurance Funds - Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2015 through December 31, 2016.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2015 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2016. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally,

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2016, and there were no transfers between Level 1 and Level 2 during 2016.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2016 were:

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AB Variable Products
  Series Fund, Inc.
   AB Balanced Wealth
     Strategy Portfolio
     -- Class B........... $10,030,076 $ 9,879,971
   AB Global Thematic
     Growth Portfolio --
     Class B..............      94,676     539,925
   AB Growth and Income
     Portfolio -- Class B.   5,002,373   8,627,555
   AB International
     Value Portfolio --
     Class B..............  32,949,124  22,564,873
   AB Large Cap Growth
     Portfolio -- Class B.   8,785,371  15,768,745
   AB Small Cap Growth
     Portfolio -- Class B.   2,411,080   1,789,274
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
   Invesco V.I. American
     Franchise Fund --
     Series I shares......     728,631     951,605
   Invesco V.I. American
     Franchise Fund --
     Series II shares.....     657,760     900,788
   Invesco V.I. Comstock
     Fund -- Series II
     shares...............  66,923,316  17,241,158
   Invesco V.I. Core
     Equity Fund --
     Series I shares......  95,233,312  11,510,982
   Invesco V.I. Equity
     and Income Fund --
     Series II shares.....   4,119,407   5,621,457
   Invesco V.I. Global
     Real Estate Fund --
     Series II shares.....     126,906     152,820
   Invesco V.I.
     Government
     Securities Fund --
     Series I shares......         527         159
   Invesco V.I.
     International
     Growth Fund --
     Series II shares.....  11,264,231  37,957,831
   Invesco V.I. Managed
     Volatility Fund --
     Series I shares......          34       1,180
   Invesco V.I.
     Technology Fund --
     Series I shares......          --       1,547
   Invesco V.I. Value
     Opportunities Fund
     -- Series II shares..   1,874,829   1,083,551
American Century
  Variable Portfolios
  II, Inc.
   VP Inflation
     Protection Fund --
     Class II.............  34,430,582   9,123,848
American Century
  Variable Portfolios,
  Inc.
   VP Income & Growth
     Fund -- Class I......     693,496      80,514
   VP International Fund
     -- Class I...........     244,414     377,915
   VP Ultra(R) Fund --
     Class I..............     116,581     344,497
   VP Value Fund --
     Class I..............       1,141      11,631
BlackRock Variable
  Series Funds, Inc.
   BlackRock Basic Value
     V.I. Fund --
     Class III Shares.....  51,598,304  10,634,272
   BlackRock Global
     Allocation V.I.
     Fund -- Class III
     Shares...............  36,208,982  81,765,886
   BlackRock Large Cap
     Growth V.I. Fund --
     Class III Shares.....     407,915     857,485
   BlackRock Value
     Opportunities V.I.
     Fund -- Class III
     Shares...............     578,064   1,350,095
Columbia Funds Variable
  Insurance Trust I
   Columbia Variable
     Portfolio
     - International
     Opportunities Fund
     -- Class 2...........   3,753,806  59,701,426
   Variable Portfolio --
     Loomis Sayles
     Growth Fund II --
     Class 1..............   8,272,930  21,577,686
Columbia Funds Variable
  Series Trust II
   Columbia Variable
     Portfolio -- Select
     International
     Equity Fund --
     Class 2..............  59,879,243  41,291,231
   Variable Portfolio --
     Loomis Sayles
     Growth Fund --
     Class 1..............  23,004,761   3,538,814
Deutsche Variable Series
  I
   Deutsche Capital
     Growth VIP --
     Class B Shares.......         703         149

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Deutsche Variable Series
  II
   Deutsche Large Cap
     Value VIP --
     Class B Shares....... $      8,417 $      4,769
   Deutsche Small Mid
     Cap Value VIP --
     Class B Shares.......        2,613        2,388
Dreyfus
   Dreyfus Investment
     Portfolios MidCap
     Stock Portfolio --
     Initial Shares.......        7,846        7,236
   Dreyfus Variable
     Investment Fund --
     Government Money
     Market Portfolio.....      927,542    1,245,809
   The Dreyfus Socially
     Responsible Growth
     Fund, Inc. --
     Initial Shares.......    1,062,978    1,478,338
Eaton Vance Variable
  Trust
   VT Floating-Rate
     Income Fund..........   18,471,477   19,899,589
Federated Insurance
  Series
   Federated High Income
     Bond Fund II --
     Primary Shares.......    1,342,833    3,206,012
   Federated High Income
     Bond Fund II --
     Service Shares.......    2,210,704    3,764,925
   Federated Kaufmann
     Fund II -- Service
     Shares...............    2,315,862    4,158,361
   Federated Managed
     Tail Risk Fund II
     -- Primary Shares....      308,242      910,768
   Federated Managed
     Volatility Fund II...      391,786    1,287,835
Fidelity(R) Variable
  Insurance Products Fund
   VIP Asset Manager/SM/
     Portfolio --
     Initial Class........    4,222,924    7,556,078
   VIP Asset Manager/SM/
     Portfolio --
     Service Class 2......      926,341    2,105,030
   VIP Balanced
     Portfolio --
     Service Class 2......   18,240,554   22,848,942
   VIP Contrafund(R)
     Portfolio --
     Initial Class........   11,731,549   19,212,306
   VIP Contrafund(R)
     Portfolio --
     Service Class 2......   44,544,454  132,812,773
   VIP Dynamic Capital
     Appreciation
     Portfolio --
     Service Class 2......      159,410      436,313
   VIP Equity-Income
     Portfolio --
     Initial Class........    9,954,028   15,159,497
   VIP Equity-Income
     Portfolio --
     Service Class 2......   24,677,012   79,084,998
   VIP Growth & Income
     Portfolio --
     Initial Class........    2,340,248    3,777,384
   VIP Growth & Income
     Portfolio --
     Service Class 2......   13,013,820    9,810,568
   VIP Growth
     Opportunities
     Portfolio --
     Initial Class........      368,575    2,325,816
   VIP Growth
     Opportunities
     Portfolio --
     Service Class 2......    9,818,987   56,480,250
   VIP Growth Portfolio
     -- Initial Class.....    6,910,491    8,946,732
   VIP Growth Portfolio
     -- Service Class 2...    2,913,267    8,113,643
   VIP Investment Grade
     Bond Portfolio --
     Service Class 2......   45,247,914   46,630,685
   VIP Mid Cap Portfolio
     -- Initial Class.....        1,017          877
   VIP Mid Cap Portfolio
     -- Service Class 2...   39,988,470   31,732,192
   VIP Overseas
     Portfolio --
     Initial Class........      874,795    3,512,895
   VIP Value Strategies
     Portfolio --
     Service Class 2......      140,344      635,698
Franklin Templeton
  Variable Insurance
  Products Trust
   Franklin Founding
     Funds Allocation
     VIP Fund -- Class 2
     Shares...............   19,394,626   28,480,959
   Franklin Income VIP
     Fund -- Class 2
     Shares...............   48,939,210  100,663,438
   Franklin Large Cap
     Growth VIP Fund --
     Class 2 Shares.......        7,059       50,466
   Franklin Mutual
     Shares VIP Fund --
     Class 2 Shares.......    2,587,762    3,279,455
   Templeton Foreign VIP
     Fund -- Class 1
     Shares...............      973,109    1,321,696
   Templeton Foreign VIP
     Fund -- Class 2
     Shares...............      464,202      567,300
   Templeton Global Bond
     VIP Fund -- Class 1
     Shares...............      165,932    1,170,263
   Templeton Growth VIP
     Fund -- Class 2
     Shares...............    1,342,419    2,298,334
Goldman Sachs Variable
  Insurance Trust
   Goldman Sachs
     Government Money
     Market Fund --
     Service Shares.......  178,513,539  184,436,682
   Goldman Sachs Large
     Cap Value Fund --
     Institutional Shares.      361,181    1,784,925
   Goldman Sachs Mid Cap
     Value Fund --
     Institutional Shares.   11,121,748    6,892,697

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
JPMorgan Insurance Trust
   JPMorgan Insurance
     Trust Core Bond
     Portfolio -- Class 1. $ 1,917,566 $ 1,990,236
   JPMorgan Insurance
     Trust Intrepid Mid
     Cap Portfolio --
     Class 1..............     186,903     218,970
   JPMorgan Insurance
     Trust Mid Cap Value
     Portfolio -- Class 1.       8,324      17,603
   JPMorgan Insurance
     Trust Small Cap
     Core Portfolio --
     Class 1..............     232,481      47,961
   JPMorgan Insurance
     Trust U.S. Equity
     Portfolio -- Class 1.     597,309     631,779
Janus Aspen Series
   Balanced Portfolio --
     Institutional Shares.   5,026,072  14,658,495
   Balanced Portfolio --
     Service Shares.......  16,890,563  29,171,208
   Enterprise Portfolio
     -- Institutional
     Shares...............   5,355,256   8,330,076
   Enterprise Portfolio
     -- Service Shares....     656,382     717,224
   Flexible Bond
     Portfolio --
     Institutional Shares.   1,541,267   3,112,328
   Forty Portfolio --
     Institutional Shares.   5,592,204   6,643,222
   Forty Portfolio --
     Service Shares.......  20,508,860  26,295,029
   Global Research
     Portfolio --
     Institutional Shares.   1,045,177   6,397,867
   Global Research
     Portfolio --
     Service Shares.......     132,986     579,201
   Global Technology
     Portfolio --
     Service Shares.......     801,119   1,069,150
   Janus Portfolio --
     Institutional Shares.   3,487,661   8,127,493
   Janus Portfolio --
     Service Shares.......     496,437     740,875
   Overseas Portfolio --
     Institutional Shares.   2,310,080   3,063,271
   Overseas Portfolio --
     Service Shares.......     208,258     937,526
Legg Mason Partners
  Variable Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio --
     Class II.............   6,173,889  18,986,952
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I.   1,267,055   1,554,257
   ClearBridge Variable
     Dividend Strategy
     Portfolio --
     Class II.............   3,679,321   1,688,722
   ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I.   1,174,861   6,123,346
MFS(R) Variable
  Insurance Trust
   MFS(R) Investors
     Trust Series --
     Service Class Shares.     742,703     923,289
   MFS(R) New Discovery
     Series -- Service
     Class Shares.........   1,116,143   2,793,634
   MFS(R) Total Return
     Series -- Service
     Class Shares.........  12,232,136  12,756,814
   MFS(R) Utilities
     Series -- Service
     Class Shares.........   5,259,425   7,006,875
MFS(R) Variable
  Insurance Trust II
   MFS(R) Massachusetts
     Investors Growth
     Stock Portfolio --
     Service Class Shares.   1,863,712   1,311,424
   MFS(R) Strategic
     Income Portfolio --
     Service Class Shares.      10,548       1,264
Oppenheimer Variable
  Account Funds
   Oppenheimer Capital
     Appreciation
     Fund/VA --
     Non-Service Shares...   3,973,880   5,054,873
   Oppenheimer Capital
     Appreciation
     Fund/VA -- Service
     Shares...............     902,974   1,639,537
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Non-Service Shares...   1,074,430   1,896,942
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Service Shares.......   6,402,754   7,066,419
   Oppenheimer Core Bond
     Fund/VA --
     Non-Service Shares...   1,589,827   2,650,870
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA --
     Non-Service Shares...   2,443,600   4,419,979
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA -- Service
     Shares...............   1,164,296   1,572,529
   Oppenheimer Global
     Fund/VA -- Service
     Shares...............  17,661,427  42,089,452
   Oppenheimer Global
     Strategic Income
     Fund/VA --
     Non-Service Shares...     581,518     917,884
   Oppenheimer Main
     Street Fund/VA --
     Service Shares.......  54,801,521  27,545,974
   Oppenheimer Main
     Street Small Cap
     Fund(R)/VA --
     Service Shares.......  12,745,358  25,553,062

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------            ------------ ------------
PIMCO Variable Insurance
  Trust
   All Asset Portfolio
     -- Advisor
     Class Shares........ $  5,777,503 $  6,923,374
   Foreign Bond
     Portfolio (U.S.
     Dollar Hedged) --
     Administrative
     Class Shares........      138,159      607,538
   High Yield Portfolio
     -- Administrative
     Class Shares........   18,667,424   58,989,737
   Long-Term U.S.
     Government
     Portfolio --
     Administrative
     Class Shares........   29,075,059    6,006,545
   Low Duration
     Portfolio --
     Administrative
     Class Shares........   35,040,837   66,488,998
   Total Return
     Portfolio --
     Administrative
     Class Shares........   58,054,319  100,359,810
Rydex Variable Trust
   NASDAQ -- 100(R) Fund.    3,666,870   11,493,641
State Street Variable
  Insurance Series
  Funds, Inc.
   Core Value Equity
     V.I.S. Fund --
     Class 1 Shares......      791,282    2,071,277
   Income V.I.S. Fund --
     Class 1 Shares......    1,646,219    4,401,439
   Premier Growth Equity
     V.I.S. Fund --
     Class 1 Shares......    3,784,765    4,591,932
   Real Estate
     Securities V.I.S.
     Fund -- Class 1
     Shares..............   20,086,021   21,320,220
   S&P 500(R) Index
     V.I.S. Fund.........   21,288,662   27,055,831
   Small-Cap Equity
     V.I.S. Fund --
     Class 1 Shares......    6,029,202    7,862,234
   Total Return V.I.S.
     Fund -- Class 1
     Shares..............  403,184,656  430,621,231
   Total Return V.I.S.
     Fund -- Class 3
     Shares..............  102,329,383  201,347,552
   U.S. Equity V.I.S.
     Fund -- Class 1
     Shares..............    2,441,776    6,435,727
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares....      727,318    4,826,808
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares....    3,519,468    3,204,770
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio --
     Class II Shares.....      249,444    1,038,207
   Jennison Portfolio --
     Class II Shares.....      712,829    3,171,779
   Natural Resources
     Portfolio --
     Class II Shares.....   16,943,027   15,076,636
   SP International
     Growth Portfolio --
     Class II Shares.....           --          641
   SP Prudential U.S.
     Emerging Growth
     Portfolio --
     Class II Shares.....           --          607
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2.............      177,505      649,813

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2016 and 2015 is reflected in the Statements of Changes in Net Assets.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016


(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2016, 2015, 2014, 2013, and 2012 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2016 and were available to contract owners during 2016.

                                       Expense as a                             Net   Investment
                                       % of Average                            Assets   Income
                                      Net Assets (1)   Units      Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- ---------- -------------- ------ ---------- -------------------
AB Variable Products Series Fund, Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2016.............................. 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%      2.93% to    1.79%
   2015.............................. 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%    (0.17)% to  (1.29)%
   2014.............................. 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%      5.56% to    4.38%
   2013.............................. 1.45% to 2.55%  1,797,915 11.43 to 10.65 19,708   2.04%     14.59% to   13.31%
   2012.............................. 1.45% to 2.55%  2,132,465  9.98 to  9.40 20,462   1.90%     11.73% to   10.48%
 AB Global Thematic Growth
   Portfolio -- Class B
   2016.............................. 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%    (2.31)% to  (2.95)%
   2015.............................. 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%      1.16% to    0.49%
   2014.............................. 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%      3.29% to    2.61%
   2013.............................. 1.45% to 2.10%    262,312 16.40 to 11.18  3,939   0.02%     21.14% to   20.35%
   2012.............................. 1.45% to 2.10%    288,782 13.54 to  9.29  3,573   0.00%     11.60% to   10.86%
 AB Growth and Income Portfolio --
   Class B
   2016.............................. 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%      9.79% to    8.52%
   2015.............................. 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%      0.26% to  (0.91)%
   2014.............................. 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%      8.03% to    6.78%
   2013.............................. 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%     33.05% to   31.50%
   2012.............................. 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%     15.89% to   14.54%
 AB International Value Portfolio --
   Class B
   2016.............................. 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%    (2.23)% to  (3.32)%
   2015.............................. 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%      0.92% to  (0.21)%
   2014.............................. 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%    (7.82)% to  (8.85)%
   2013.............................. 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%     20.95% to   19.60%
   2012.............................. 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%     12.53% to   11.28%
 AB Large Cap Growth Portfolio --
   Class B
   2016.............................. 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%      0.87% to    0.01%
   2015.............................. 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%      9.25% to    8.31%
   2014.............................. 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%     12.19% to   11.22%
   2013.............................. 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%     35.01% to   33.85%
   2012.............................. 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%     14.44% to   13.45%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
 AB Small Cap Growth Portfolio --
   Class B
   2016.............................. 1.45% to 1.95%   328,225 17.34 to 16.42  5,646   0.00%      4.68% to    4.15%
   2015.............................. 1.45% to 1.95%   396,581 16.56 to 15.77  6,566   0.00%    (2.96)% to  (3.45)%
   2014.............................. 1.45% to 2.55% 2,301,358 17.07 to 15.66 37,496   0.00%    (3.50)% to  (4.57)%
   2013.............................. 1.45% to 1.95% 1,221,517 17.69 to 17.01 21,453   0.00%     43.23% to   42.50%
   2012.............................. 1.45% to 1.95% 1,088,005 12.35 to 11.94 13,372   0.00%     13.06% to   12.49%
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2016.............................. 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%      1.50% to    0.38%
   2015.............................. 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%      4.22% to    3.06%
   2014.............................. 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%      7.63% to    6.43%
   2013.............................. 0.75% to 2.10%   675,995 13.49 to 13.19  8,936   0.43%     39.09% to   37.20%
   2012.............................. 0.75% to 2.10%   752,366  9.70 to  9.61  7,209   0.00%    (4.37)% to  (5.67)%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2016.............................. 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%      0.54% to  (0.22)%
   2015.............................. 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%      3.23% to    2.45%
   2014.............................. 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%      6.60% to    5.79%
   2013.............................. 1.45% to 2.20%   374,246 21.05 to 17.00  6,628   0.24%     37.77% to   36.72%
   2012.............................. 1.45% to 2.20%   445,270 15.28 to 12.44  5,710   0.00%     11.75% to   10.90%
 Invesco V.I. Comstock Fund --
   Series II shares
   2016.............................. 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%     15.30% to   14.01%
   2015.............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014.............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%      7.52% to    6.59%
   2013.............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
   2012.............................. 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%     17.20% to   15.89%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2016.............................. 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%      9.44% to    7.46%
   2015.............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014.............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013.............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
   2012.............................. 0.75% to 2.30%   880,133 10.91 to 11.29 10,363   0.94%     13.03% to   11.26%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2016.............................. 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%     13.18% to   11.92%
   2015.............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014.............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013.............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
   2012.............................. 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%     10.75% to    9.52%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2016............................ 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%       0.35% to  (0.42)%
   2015............................ 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%     (3.17)% to  (3.91)%
   2014............................ 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%      12.69% to   11.83%
   2013............................ 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%       0.95% to    0.18%
   2012............................ 1.45% to 2.20%    19,361 14.09 to  7.96    241   0.42%      25.99% to   25.03%
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
   2013............................ 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%     (3.35)% to  (3.35)%
   2012............................ 0.75% to 0.75%       214 16.95 to 16.95      4   2.82%       1.70% to    1.70%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
   2013............................ 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%      17.00% to   15.69%
   2012............................ 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644   1.26%      13.58% to   12.31%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013............................ 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
   2012............................ 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013............................ 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
   2012............................ 1.45% to 2.55% 6,454,403 13.69 to 12.65 84,749   2.39%       5.83% to    4.64%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013............................ 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%      33.85% to   33.04%
   2012............................ 1.45% to 2.05%     6,283 15.65 to 10.86     84   2.17%      13.08% to   12.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 VP International Fund -- Class I
   2016........................... 1.45% to 2.20%     36,661 19.63 to  8.65     507   1.17%    (6.87)% to  (7.57)%
   2015........................... 1.45% to 2.20%     46,651 21.07 to  9.36     684   0.39%    (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%     55,397 21.22 to  9.50     822   1.66%    (6.88)% to  (7.59)%
   2013........................... 1.45% to 2.20%     58,233 22.79 to 10.28     953   1.79%     20.64% to   19.72%
   2012........................... 1.45% to 2.20%     76,676 18.89 to  8.59   1,032   0.86%     19.40% to   18.49%
 VP Ultra(R) Fund -- Class I
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%      2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%      4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%      8.40% to    7.58%
   2013........................... 1.45% to 2.05%      3,640 19.47 to 15.12      58   0.55%     35.09% to   34.27%
   2012........................... 1.45% to 2.05%      4,504 14.41 to 11.26      54   0.00%     12.27% to   11.58%
 VP Value Fund -- Class I
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%     18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%    (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%     11.44% to   11.44%
   2013........................... 1.45% to 1.45%      4,342 22.02 to 22.02      96   1.64%     29.82% to   29.82%
   2012........................... 1.45% to 1.45%      5,226 16.96 to 16.96      89   1.91%     12.91% to   12.91%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value
   V.I. Fund -- Class III Shares
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%     16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%    (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%      8.04% to    7.11%
   2013........................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%     35.65% to   34.48%
   2012........................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%     12.16% to   11.19%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%      2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%    (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%      0.45% to  (0.67)%
   2013........................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%     12.76% to   11.50%
   2012........................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%      8.37% to    7.16%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2016........................... 1.45% to 1.85%    148,951 19.76 to 18.77   2,900   0.44%      5.99% to    5.56%
   2015........................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%      1.03% to    0.62%
   2014........................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%     12.31% to   11.85%
   2013........................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%     31.64% to   31.11%
   2012........................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%     13.15% to   12.69%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%     21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%    (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%      3.54% to    2.65%
   2013........................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%     40.02% to   38.82%
   2012........................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%     11.63% to   10.67%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
Columbia Funds Variable
  Series Trust II
 Columbia Variable Portfolio --
   Select International Equity
   Fund -- Class 2
   2016 (4).......................... 1.45% to 2.40% 1,592,466  9.71 to  9.65 15,451   1.74%    (4.27)% to  (5.19)%
 Variable Portfolio -- Loomis Sayles
   Growth Fund -- Class 1
   2016 (4).......................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%      6.77% to    5.86%
Deutsche Variable Series I
 Deutsche Capital Growth
   VIP -- Class B Shares
   2016.............................. 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%      2.49% to    2.44%
   2015.............................. 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%      6.76% to    6.70%
   2014.............................. 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%     11.03% to   10.98%
   2013.............................. 1.45% to 1.50%       611 13.26 to 13.24      8   0.93%     32.25% to   32.18%
   2012.............................. 1.45% to 1.50%       610 10.03 to 10.02      6   0.56%     13.93% to   13.87%
Deutsche Variable Series II
 Deutsche Large Cap Value
   VIP -- Class B Shares
   2016.............................. 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%    (6.00)% to  (6.57)%
   2015.............................. 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%    (8.51)% to  (9.07)%
   2014.............................. 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%      8.76% to    8.09%
   2013.............................. 1.45% to 2.05%     6,444 12.69 to 12.48     81   1.68%     28.65% to   27.87%
   2012.............................. 1.45% to 2.05%     7,327  9.86 to  9.76     72   1.68%      7.85% to    7.19%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2016.............................. 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%     14.79% to   14.09%
   2015.............................. 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%    (3.63)% to  (4.22)%
   2014.............................. 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%      3.57% to    2.94%
   2013.............................. 1.45% to 2.05%     1,571 31.20 to 16.83     44   0.95%     32.74% to   31.94%
   2012.............................. 1.45% to 2.05%     2,355 23.50 to 12.75     51   0.80%     11.73% to   11.05%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2016.............................. 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%     13.80% to   13.80%
   2015.............................. 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%    (3.70)% to  (3.70)%
   2014.............................. 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%     10.47% to   10.47%
   2013.............................. 1.45% to 1.45%     4,241 24.81 to 24.81    105   1.38%     33.04% to   33.04%
   2012.............................. 1.45% to 1.45%     4,457 18.65 to 18.65     83   0.50%     17.94% to   17.94%
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2016.............................. 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%    (1.43)% to  (2.03)%
   2015.............................. 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%    (1.45)% to  (2.05)%
   2014.............................. 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%    (1.46)% to  (2.06)%
   2013.............................. 1.45% to 2.05%   100,946  9.98 to  9.57    986   0.00%    (1.45)% to  (2.05)%
   2012.............................. 1.45% to 2.05%    68,739 10.12 to  9.77    688   0.00%    (1.45)% to  (2.06)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                   -------------- --------- -------------- ------ ---------- -------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. --
   Initial Shares
   2016........................... 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%      8.72% to    8.50%
   2015........................... 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%    (4.60)% to  (5.32)%
   2014........................... 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%     11.81% to   10.96%
   2013........................... 1.50% to 1.70%   521,926  9.71 to  9.45  5,075   1.21%     32.33% to   32.06%
   2012........................... 1.50% to 2.05%   523,857  7.34 to 12.19  3,851   0.80%     10.29% to    9.67%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2016........................... 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%      7.37% to    6.18%
   2015........................... 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%    (2.43)% to  (3.52)%
   2014........................... 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%    (0.89)% to  (1.99)%
   2013........................... 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%      2.34% to    1.20%
   2012........................... 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%      5.77% to    4.58%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2016........................... 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%     13.50% to   12.99%
   2015........................... 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%    (3.69)% to  (4.13)%
   2014........................... 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%      1.51% to    1.05%
   2013........................... 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%      5.76% to    5.28%
   2012........................... 1.15% to 1.60%   987,669 31.04 to 18.13 23,746   7.75%     13.37% to   12.86%
 Federated High Income Bond
   Fund II -- Service Shares
   2016........................... 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%     12.87% to   11.90%
   2015........................... 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%    (4.13)% to  (4.96)%
   2014........................... 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%      0.94% to    0.07%
   2013........................... 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%      5.18% to    4.27%
   2012........................... 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974   7.59%     12.64% to   11.67%
 Federated Kaufmann Fund II --
   Service Shares
   2016........................... 1.45% to 2.40%   669,966 28.98 to 13.39 17,713   0.00%      1.92% to    0.94%
   2015........................... 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%      4.61% to    3.61%
   2014........................... 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%      7.85% to    6.81%
   2013........................... 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%     37.65% to   36.33%
   2012........................... 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186   0.00%     15.31% to   14.20%
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2016........................... 1.15% to 1.60%   496,284 10.87 to 10.54  5,284   1.81%    (5.30)% to  (5.72)%
   2015........................... 1.15% to 1.60%   554,124 11.48 to 11.18  6,250   1.72%    (7.37)% to  (7.79)%
   2014........................... 1.15% to 1.60%   622,189 12.39 to 12.12  7,599   1.82%    (2.11)% to  (2.55)%
   2013........................... 1.15% to 1.60%   720,576 12.66 to 12.44  9,018   1.03%     15.11% to   14.59%
   2012........................... 1.15% to 1.60%   855,844 10.99 to 10.86  9,332   0.56%      8.90% to    8.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 Federated Managed Volatility
   Fund II
   2016......................... 1.15% to 1.60%    284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015......................... 1.15% to 1.60%    340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014......................... 1.15% to 1.60%    422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
   2013......................... 1.15% to 1.60%    468,497 27.30 to 13.38   9,574   2.90%     20.34% to   19.80%
   2012......................... 1.15% to 1.60%    512,990 22.69 to 11.17   8,752   2.92%     12.24% to   11.73%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/
   Portfolio -- Initial Class
   2016......................... 1.15% to 1.60%  1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015......................... 1.15% to 1.60%  1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014......................... 1.15% to 1.60%  1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013......................... 1.15% to 1.60%  1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
   2012......................... 1.15% to 1.60%  1,717,147 40.99 to 13.33  60,115   1.49%     11.18% to   10.68%
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2
   2016......................... 1.45% to 2.30%    503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015......................... 1.45% to 2.30%    603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014......................... 1.45% to 2.30%    720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013......................... 1.45% to 2.30%    852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
   2012......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%     10.60% to    9.65%
 VIP Balanced Portfolio --
   Service Class 2
   2016......................... 1.45% to 2.55%  4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015......................... 1.45% to 2.55%  4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014......................... 1.45% to 2.55%  5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013......................... 1.45% to 2.55%  6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
   2012......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%     13.15% to   11.89%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2016......................... 1.15% to 1.60%  2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015......................... 1.15% to 1.60%  2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014......................... 1.15% to 1.60%  3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013......................... 1.15% to 1.60%  3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%
   2012......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%     15.07% to   14.55%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2016......................... 1.45% to 2.55%  5,987,180 29.18 to 14.09 121,938   0.44%      6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480 27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759 27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173 25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
   2012......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%     14.45% to   13.17%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2016......................... 1.45% to 1.70%     93,114 25.77 to 24.89   2,362   0.70%      1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997 25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092 25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851 23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
   2012......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%     20.47% to   19.98%
 VIP Equity-Income Portfolio --
   Initial Class
   2016......................... 1.15% to 1.60%  1,699,936 91.99 to 18.32  86,520   2.24%     16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908 78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456 83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013......................... 1.15% to 1.60%  2,651,068 77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
   2012......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%     15.95% to   15.43%
 VIP Equity-Income Portfolio --
   Service Class 2
   2016......................... 1.45% to 2.40%  2,765,882 23.33 to 11.86  52,129   1.37%     16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938 20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101 21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013......................... 1.45% to 2.55% 10,658,918 19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
   2012......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%     15.35% to   14.06%
 VIP Growth & Income
   Portfolio -- Initial Class
   2016......................... 0.75% to 1.60%    861,702 20.53 to 17.20  20,834   1.66%     15.21% to   14.23%
   2015......................... 0.75% to 1.60%    988,658 17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410 18.37 to 15.65  25,427   1.69%      9.64% to    8.71%
   2013......................... 0.75% to 1.60%  1,328,374 16.75 to 14.40  26,538   1.85%     32.56% to   31.43%
   2012......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%     17.67% to   16.67%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2016......................... 1.45% to 1.95%  1,126,092 22.76 to 18.89  19,602   1.76%     14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172 19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786 20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013......................... 1.45% to 1.95%  1,294,015 19.11 to 16.11  19,438   1.64%     31.32% to   30.65%
   2012......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%     16.53% to   15.64%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2016......................... 0.75% to 1.60%    485,643 16.89 to 13.37   8,601   0.31%    (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694 16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257 16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013......................... 0.75% to 1.60%    757,951 14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
   2012......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%     18.71% to   17.70%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2016......................... 1.45% to 2.40%    244,930 16.43 to 15.66   4,002   0.05%    (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169 16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927 16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013......................... 1.45% to 2.55%  2,116,562 14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
   2012......................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%      7.88% to    6.68%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                     Expense as a                             Net    Investment
                                     % of Average                            Assets    Income
                                    Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                    -------------- ---------- -------------- ------- ---------- -------------------
 VIP Growth Portfolio --
   Initial Class
   2016............................ 1.15% to 1.60%  1,270,208 97.07 to 15.03  53,604   0.04%    (0.36)% to  (0.80)%
   2015............................ 1.15% to 1.60%  1,458,117 97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014............................ 1.15% to 1.60%  1,653,644 91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013............................ 1.15% to 1.60%  1,949,834 83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
   2012............................ 1.15% to 1.60%  2,281,334  62.02 to 9.78  59,904   0.57%     13.36% to   12.85%
 VIP Growth Portfolio --
   Service Class 2
   2016............................ 1.45% to 2.30%  1,126,260 23.45 to 17.04  15,246   0.00%    (0.90)% to  (1.76)%
   2015............................ 1.45% to 2.30%  1,583,867 23.66 to 17.34  23,366   0.03%      5.35% to    4.45%
   2014............................ 1.45% to 2.30%  1,784,045 22.46 to 16.60  24,952   0.00%      9.40% to    8.46%
   2013............................ 1.45% to 2.30%  1,972,296 20.53 to 15.31  25,263   0.05%     34.03% to   32.87%
   2012............................ 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%     12.74% to   11.77%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2016............................ 1.45% to 2.55% 10,950,778 12.87 to 11.55 137,126   2.28%      2.97% to    1.82%
   2015............................ 1.45% to 2.55% 11,150,979 12.50 to 11.34 136,060   2.57%    (2.29)% to  (3.38)%
   2014............................ 1.45% to 2.55%  7,898,918 12.80 to 11.74  98,977   1.79%      4.09% to    2.92%
   2013............................ 1.45% to 2.55%  9,956,962 12.29 to 11.41 120,149   2.01%    (3.49)% to  (4.57)%
   2012............................ 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%      4.07% to    2.90%
 VIP Mid Cap Portfolio --
   Initial Class
   2016............................ 0.75% to 0.75%        268 40.98 to 40.98      11   0.52%     11.39% to   11.39%
   2015............................ 0.75% to 0.75%        281 36.78 to 36.78      10   0.40%    (2.13)% to  (2.13)%
   2014............................ 0.75% to 0.75%        654 37.58 to 37.58      25   0.25%      5.49% to    5.49%
   2013............................ 0.75% to 0.75%        835 35.63 to 35.63      30   0.47%     35.21% to   35.21%
   2012............................ 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%     13.97% to   13.97%
 VIP Mid Cap Portfolio --
   Service Class 2
   2016............................ 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193   0.33%     10.64% to    9.08%
   2015............................ 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%    (2.76)% to  (4.14)%
   2014............................ 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%      4.81% to    3.33%
   2013............................ 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779   0.26%     34.31% to   32.41%
   2012............................ 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%     13.24% to   11.63%
 VIP Overseas Portfolio --
   Initial Class
   2016............................ 0.75% to 1.60%    654,951 12.60 to 12.89  15,403   1.36%    (5.77)% to  (6.57)%
   2015............................ 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%      2.85% to    1.97%
   2014............................ 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%    (8.77)% to  (9.55)%
   2013............................ 0.75% to 1.60%    980,163 14.25 to 14.96  26,593   1.36%     29.46% to   28.36%
   2012............................ 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%     19.83% to   18.81%
 VIP Value Strategies Portfolio --
   Service Class 2
   2016............................ 1.45% to 2.20%    139,915 19.44 to 18.27   2,693   0.86%      7.69% to    6.87%
   2015............................ 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%    (4.59)% to  (5.32)%
   2014............................ 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%      4.97% to    4.17%
   2013............................ 1.45% to 2.20%    698,052 18.02 to 17.34  12,418   0.81%     28.30% to   27.32%
   2012............................ 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%     25.22% to   24.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2016........................ 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692    3.89%     11.54% to   10.30%
   2015........................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%    (7.57)% to  (8.61)%
   2014........................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%      1.36% to    0.23%
   2013........................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%     21.98% to   20.62%
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
 Franklin Income VIP Fund --
   Class 2 Shares
   2016........................ 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404    5.01%     12.37% to   11.12%
   2015........................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%    (8.40)% to  (9.43)%
   2014........................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%      3.10% to    1.95%
   2013........................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%     12.29% to   11.04%
   2012........................ 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761    6.45%     11.02% to    9.77%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2016........................ 1.45% to 2.05%      8,656 20.12 to 15.28     168    0.00%    (3.21)% to  (3.80)%
   2015........................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%      4.09% to    3.46%
   2014........................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%     10.83% to   10.16%
   2013........................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%     26.77% to   26.00%
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2016........................ 1.45% to 2.40%    899,932 22.84 to 11.63  16,318    1.97%     14.38% to   13.28%
   2015........................ 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240    3.02%    (6.32)% to  (7.22)%
   2014........................ 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991    1.95%      5.57% to    4.55%
   2013........................ 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576    2.05%     26.40% to   25.18%
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2016........................ 1.15% to 1.60%    520,746 14.52 to 13.75   7,303    2.15%      6.25% to    5.78%
   2015........................ 1.15% to 1.60%    560,407 13.67 to 13.00   7,415    3.52%    (7.39)% to  (7.80)%
   2014........................ 1.15% to 1.60%    626,738 14.76 to 14.10   8,978    2.13%   (11.91)% to (12.31)%
   2013........................ 1.15% to 1.60%    704,377 16.76 to 16.08  11,488    2.53%     21.86% to   21.31%
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2016........................ 1.45% to 2.20%     76,618 20.37 to  8.92   1,035    1.96%      5.63% to    4.82%
   2015........................ 1.45% to 2.20%     86,044 19.28 to  8.51   1,101    3.08%    (7.85)% to  (8.55)%
   2014........................ 1.45% to 2.20%     95,930 20.92 to  9.31   1,342    1.82%   (12.42)% to (13.09)%
   2013........................ 1.45% to 2.20%     94,061 23.89 to 10.71   1,541    2.41%     21.19% to   20.27%
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
   2013.......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%       0.72% to    0.46%
   2012.......................... 1.15% to 1.40%    668,902 18.80 to 18.42  12,374   6.57%      13.98% to   13.69%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
   2013.......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%      28.92% to   27.94%
   2012.......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%      19.31% to   18.40%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2016.......................... 0.75% to 2.55% 14,233,505  9.68 to  8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855  9.75 to  9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706  9.82 to  9.40 158,168   0.01%     (0.74)% to  (2.54)%
   2013.......................... 0.75% to 2.55% 17,668,537  9.90 to  9.64 172,860   0.01%     (0.74)% to  (2.54)%
   2012 (4)...................... 0.75% to 2.55% 20,290,027  9.97 to  9.89 201,609   0.00%     (0.74)% to  (2.53)%
 Goldman Sachs Large Cap
   Value Fund -- Institutional
   Shares
   2016.......................... 1.15% to 1.60%    440,569 17.00 to 16.24   7,464   2.05%      10.30% to    9.80%
   2015.......................... 1.15% to 1.60%    540,209 15.41 to 14.79   8,322   1.35%     (5.51)% to  (5.94)%
   2014.......................... 1.15% to 1.60%    631,084 16.31 to 15.73  10,331   1.32%      11.64% to   11.13%
   2013.......................... 1.15% to 1.60%    772,229 14.61 to 14.15  11,349   1.19%      31.70% to   31.11%
   2012.......................... 1.15% to 1.60%    838,830 11.09 to 10.79   9,408   1.32%      17.75% to   17.22%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2016.......................... 1.15% to 2.30%  1,673,110 38.11 to 17.41  51,961   1.43%      12.23% to   10.93%
   2015.......................... 1.15% to 2.30%  1,386,533 33.96 to 15.69  43,127   0.35%    (10.29)% to (11.33)%
   2014.......................... 1.15% to 2.30%  1,835,320 37.85 to 17.70  59,983   0.99%      12.26% to   10.96%
   2013.......................... 1.15% to 2.30%  1,995,853 33.72 to 15.95  60,621   0.81%      31.37% to   29.84%
   2012.......................... 1.15% to 2.30%  2,244,886 25.67 to 12.29  53,736   1.12%      17.10% to   15.74%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2016.......................... 1.45% to 2.20%    278,782 14.06 to 12.32   3,768   2.62%       0.64% to  (0.12)%
   2015.......................... 1.45% to 2.20%    286,159 13.97 to 12.34   3,859   4.24%     (0.35)% to  (1.11)%
   2014.......................... 1.45% to 2.20%    233,274 14.02 to 12.48   3,179   3.84%       3.40% to    2.61%
   2013.......................... 1.45% to 2.20%    267,217 13.56 to 12.16   3,539   4.79%     (2.90)% to  (3.64)%
   2012.......................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%       3.80% to    3.01%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                         Expense as a                            Net    Investment
                                         % of Average                           Assets    Income
                                        Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                        -------------- --------- -------------- ------- ---------- ------------------
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2016................................ 1.45% to 2.20%    19,526 17.81 to 14.79     332   0.74%     10.41% to   9.57%
   2015................................ 1.45% to 2.20%    23,578 16.13 to 13.50     365   0.66%    (7.24)% to (7.94)%
   2014................................ 1.45% to 2.20%    26,243 17.38 to 14.66     439   0.64%     14.18% to  13.31%
   2013................................ 1.45% to 2.20%    31,578 15.23 to 12.94     465   1.11%     38.55% to  37.50%
   2012................................ 1.45% to 2.20%    47,610 10.99 to  9.41     507   0.81%     14.44% to  13.57%
 JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1
   2016................................ 1.45% to 2.05%     3,206 30.04 to 28.67      95   0.88%     13.04% to  12.35%
   2015................................ 1.45% to 2.05%     3,695 26.58 to 25.52      97   1.01%    (4.07)% to (4.65)%
   2014................................ 1.45% to 2.05%     3,942 27.71 to 26.76     108   0.78%     13.44% to  12.75%
   2013................................ 1.45% to 2.05%     4,772 24.42 to 23.73     115   1.06%     30.38% to  29.59%
   2012................................ 1.45% to 2.05%     5,607 18.73 to 18.31     104   1.07%     18.63% to  17.90%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2016................................ 1.45% to 2.20%    13,229 30.04 to 11.69     231   0.02%     18.48% to  38.30%
   2015................................ 1.45% to 1.45%       292 25.35 to 25.35       7   0.14%    (6.66)% to (6.66)%
   2014................................ 1.45% to 1.45%       292 27.16 to 27.16       8   0.11%      8.01% to   8.01%
   2013................................ 1.45% to 1.45%     1,851 25.15 to 25.15      47   0.69%     40.23% to  40.23%
   2012................................ 1.45% to 1.45%     2,639 17.93 to 17.93      47   0.25%     17.99% to  17.99%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2016................................ 1.45% to 2.20%    59,840 20.85 to 16.54   1,196   0.95%      9.33% to   8.50%
   2015................................ 1.45% to 2.20%    63,151 19.07 to 15.25   1,158   1.16%    (0.60)% to (1.35)%
   2014................................ 1.45% to 2.20%    70,097 19.19 to 15.46   1,294   0.94%     12.25% to  11.40%
   2013................................ 1.45% to 2.20%    83,693 17.09 to 13.88   1,382   1.33%     34.24% to  33.22%
   2012................................ 1.45% to 2.20%   121,740 12.73 to 10.42   1,501   1.48%     15.94% to  15.05%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2016................................ 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to   2.94%
   2015................................ 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to (0.99)%
   2014................................ 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to   6.78%
   2013................................ 1.15% to 1.60% 3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to  18.24%
   2012................................ 1.15% to 1.60% 3,628,099 39.84 to 17.35  97,256   2.77%     12.31% to  11.80%
 Balanced Portfolio -- Service
   Shares
   2016................................ 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to   1.67%
   2015................................ 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to (2.15)%
   2014................................ 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to   5.48%
   2013................................ 1.45% to 2.55% 8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to  16.75%
   2012................................ 1.45% to 2.55% 9,214,179 17.81 to 11.86 129,506   2.48%     11.73% to  10.48%
 Enterprise Portfolio -- Institutional
   Shares
   2016................................ 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to  10.57%
   2015................................ 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to   2.37%
   2014................................ 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to  10.73%
   2013................................ 1.15% to 1.60% 1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to  30.27%
   2012................................ 1.15% to 1.60% 1,947,561 46.19 to 13.14  49,303   0.00%     15.94% to  15.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
 Enterprise Portfolio -- Service
   Shares
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11  4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08  4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592 10.18 to  9.88  4,893   0.03%     10.56% to   10.33%
   2013.............................. 1.50% to 1.70%   484,698  9.21 to  8.96  4,979   0.37%     30.06% to   29.80%
   2012.............................. 1.50% to 1.70%   552,725  7.08 to  6.90  4,412   0.00%     15.23% to   14.99%
 Flexible Bond Portfolio --
    Institutional Shares
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34 14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18 16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45 18,247   3.56%      4.15% to    3.26%
   2013.............................. 0.75% to 1.60%   707,216 21.16 to 18.84 16,338   2.36%    (0.88)% to  (1.73)%
   2012.............................. 0.75% to 1.60%   918,120 21.35 to 19.17 21,722   3.43%      7.52% to    6.60%
 Forty Portfolio -- Institutional
   Shares
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64 32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52 37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49 38,853   0.16%      7.92% to    7.00%
   2013.............................. 0.75% to 1.60% 1,538,511 16.43 to 18.21 43,191   0.71%     30.24% to   29.13%
   2012.............................. 0.75% to 1.60% 1,936,175 12.61 to 14.10 41,380   0.69%     23.23% to   22.17%
 Forty Portfolio -- Service Shares
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%      0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%     10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%      6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%     28.99% to   27.55%
   2012.............................. 1.45% to 2.55% 4,586,883 20.19 to 11.01 52,690   0.56%     22.06% to   20.69%
 Global Research
   Portfolio -- Institutional Shares
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%      0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%    (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%      6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%     26.95% to   26.38%
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%     18.69% to   18.16%
 Global Research Portfolio --
    Service Shares
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%      0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%    (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%      5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%     26.16% to   25.90%
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%     18.06% to   17.82%
 Global Technology
   Portfolio -- Service Shares
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%     12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%      3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%      8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%     33.83% to   33.09%
   2012.............................. 1.15% to 1.70% 1,075,593  5.64 to  5.14  5,799   0.00%     17.77% to   17.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Portfolio -- Institutional
   Shares
   2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%     (0.66)% to  (1.10)%
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%
   2013.............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%      28.84% to   28.26%
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
 Janus Portfolio -- Service Shares
   2016.............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%     (1.23)% to  (1.43)%
   2015.............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%       3.50% to    3.29%
   2014.............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%      11.04% to   10.82%
   2013.............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%      28.05% to   27.79%
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
 Overseas Portfolio -- Institutional
   Shares
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
 Overseas Portfolio -- Service
   Shares
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013.............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%
   2012.............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2016.............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%     (0.52)% to  (1.38)%
   2015.............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%     (3.36)% to  (4.20)%
   2014.............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%      18.33% to   17.31%
   2013.............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%      45.23% to   43.98%
   2012.............................. 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2016.............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%      13.67% to   13.16%
   2015.............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%     (5.40)% to  (5.83)%
   2014.............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%      12.31% to   11.80%
   2013.............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%      24.49% to   23.93%
   2012.............................. 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2016.............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%      13.12% to   11.98%
   2015.............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%     (5.82)% to  (6.78)%
   2014.............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%      11.84% to   10.70%
   2013.............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%      23.86% to   22.61%
   2012.............................. 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%      11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%     (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%      10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%      30.85% to   30.26%
   2012............................. 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%       6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
   2012............................. 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
 MFS(R) New Discovery Series --
   Service Class Shares
   2016............................. 1.15% to 2.30%   663,903 28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
   2012............................. 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
 MFS(R) Total Return Series --
   Service Class Shares
   2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
   2012............................. 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
 MFS(R) Utilities Series -- Service
   Class Shares
   2016............................. 1.45% to 2.20%   700,916 37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2016............................. 1.45% to 2.30%   728,673 10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income Portfolio
   -- Service Class Shares
   2016............................. 1.45% to 1.45%     3,021 10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                    -------------- --------- -------------- ------ ---------- -------------------
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service Shares
   2016............................ 1.15% to 1.60%   683,004 90.41 to 16.55 27,894   0.41%    (3.33)% to  (3.76)%
   2015............................ 1.15% to 1.60%   784,080 93.52 to 17.20 32,998   0.09%      2.35% to    1.89%
   2014............................ 1.15% to 1.60%   897,175 91.37 to 16.88 36,968   0.45%     14.08% to   13.57%
   2013............................ 1.15% to 1.60% 1,049,031 80.09 to 14.87 37,612   0.98%     28.25% to   27.67%
   2012............................ 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%     12.80% to   12.29%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2016............................ 1.45% to 2.10%   243,018 20.11 to 14.57  4,386   0.11%    (3.84)% to  (4.47)%
   2015............................ 1.45% to 2.10%   310,174 20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014............................ 1.45% to 2.10%   354,443 20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013............................ 1.45% to 2.10%   416,579 18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
   2012............................ 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%     12.15% to   11.41%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2016............................ 1.15% to 1.60%   375,945 46.51 to 14.30 11,158   2.39%      4.05% to    3.58%
   2015............................ 1.15% to 1.60%   402,826 44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014............................ 1.15% to 1.60%   461,073 44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013............................ 1.15% to 1.60%   533,854 41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
   2012............................ 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%     11.04% to   10.54%
 Oppenheimer Conservative
   Balanced Fund/VA -- Service
   Shares
   2016............................ 1.45% to 2.55% 2,125,261 12.22 to  8.59 22,007   2.17%      3.44% to    2.29%
   2015............................ 1.45% to 2.55% 2,185,061 11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014............................ 1.45% to 2.55% 2,531,912 11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013............................ 1.45% to 2.55% 3,004,910 11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
   2012............................ 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%     10.48% to    9.24%
 Oppenheimer Core Bond Fund/VA
   -- Non-Service Shares
   2016............................ 1.15% to 1.60%   576,236 27.79 to 11.65 10,454   3.68%      2.08% to    1.63%
   2015............................ 1.15% to 1.60%   642,440 27.22 to 11.46 11,554   4.07%    (0.20)% to  (0.65)%
   2014............................ 1.15% to 1.60%   732,970 27.28 to 11.54 13,217   5.33%      6.03% to    5.55%
   2013............................ 1.15% to 1.60%   873,493 25.73 to 10.93 14,939   5.09%    (1.25)% to  (1.69)%
   2012............................ 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%      9.02% to    8.53%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Non-Service
   Shares
   2016............................ 1.15% to 1.60%   507,574 78.37 to 15.85 22,242   0.00%      1.16% to    0.70%
   2015............................ 1.15% to 1.60%   585,281 77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014............................ 1.15% to 1.60%   647,143 73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013............................ 1.15% to 1.60%   785,237 70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
   2012............................ 1.15% to 1.60%   966,629 52.30 to 10.77 26,703   0.00%     15.10% to   14.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Service
   Shares
   2016........................ 1.45% to 1.70%   293,900 22.48 to 21.63   6,550   0.00%       0.60% to    0.35%
   2015........................ 1.45% to 1.85%   336,364 22.34 to 16.95   7,457   0.00%       4.81% to    4.38%
   2014........................ 1.45% to 1.85%   147,843 21.32 to 16.23   3,123   0.00%       3.99% to    3.57%
   2013........................ 1.45% to 1.85%   167,844 20.50 to 15.67   3,411   0.00%      33.66% to   33.12%
   2012........................ 1.45% to 1.85%   199,354 15.34 to 11.77   3,033   0.00%      14.48% to   14.01%
 Oppenheimer Global Fund/VA --
   Service Shares
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013........................ 1.45% to 2.55% 6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
   2012........................ 1.45% to 2.55% 6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013........................ 1.15% to 1.60%   604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
   2012........................ 1.15% to 1.60%   708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013........................ 1.45% to 2.55% 8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
   2012........................ 1.45% to 2.55% 9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
 Oppenheimer Main Street
   Small Cap Fund(R)/VA --
   Service Shares
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013........................ 1.45% to 2.55% 6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
   2012........................ 1.45% to 2.55% 7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013........................ 1.45% to 2.20%   961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%
   2012........................ 1.45% to 2.20% 1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2016........................ 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%       4.88% to    4.67%
   2015........................ 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014........................ 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013........................ 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
   2012........................ 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
 High Yield Portfolio --
   Administrative Class Shares
   2016........................ 1.45% to 2.55%  2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013........................ 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
   2012........................ 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2016........................ 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%     (0.78)% to  (1.89)%
   2015........................ 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014........................ 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013........................ 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
   2012........................ 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
 Low Duration Portfolio --
   Administrative Class Shares
   2016........................ 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%     (0.06)% to  (1.17)%
   2015........................ 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014........................ 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013........................ 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
   2012........................ 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
 Total Return Portfolio --
   Administrative Class Shares
   2016........................ 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%       1.50% to    0.07%
   2015........................ 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014........................ 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013........................ 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
   2012........................ 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2016........................ 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%       4.45% to    4.03%
   2015........................ 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014........................ 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013........................ 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%
   2012........................ 1.45% to 1.85%    588,292 19.30 to 14.24   4,281   0.00%      15.07% to   14.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                  Expense as a                              Net     Investment
                                  % of Average                             Assets     Income
                                 Net Assets (1)   Units      Unit Value     000s    Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- --------- ---------- -------------------
State Street Variable Insurance
  Series Funds, Inc.
 Core Value Equity V.I.S.
   Fund -- Class 1 Shares
   2016......................... 1.45% to 1.95%    637,211 23.79 to 18.06    11,662   1.05%      8.87% to    8.32%
   2015......................... 1.45% to 1.95%    740,069 21.85 to 16.67    12,419   0.91%    (5.94)% to  (6.42)%
   2014......................... 1.45% to 1.95%    827,195 23.23 to 17.82    14,781   0.82%      9.89% to    9.33%
   2013......................... 1.45% to 2.10%    960,160 21.14 to 16.27    15,643   0.89%     31.15% to   30.29%
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48    13,554   1.14%     11.76% to   11.03%
 Income V.I.S. Fund --
   Class 1 Shares
   2016......................... 0.75% to 2.30%  1,513,016 17.54 to 11.25    22,059   1.74%      2.21% to    0.62%
   2015......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26    24,410   2.10%    (1.17)% to  (2.76)%
   2014......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58    28,535   2.17%      4.33% to    2.65%
   2013......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28    30,652   2.40%    (2.08)% to  (3.66)%
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71    38,054   2.11%      4.90% to    3.20%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2016......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97    27,772   0.49%      1.70% to    0.32%
   2015......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91    30,959   0.46%      2.52% to    1.13%
   2014......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71    33,758   0.47%     13.20% to   11.66%
   2013......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86    34,859   0.54%     33.87% to   32.05%
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01    30,758   0.83%     19.97% to   18.34%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2016......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12    58,910   2.31%      7.19% to    5.26%
   2015......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42    63,576   1.69%      3.78% to    1.90%
   2014......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17    73,692   1.64%     30.91% to   28.54%
   2013......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24    82,755   1.57%      1.83% to  (0.02)%
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25    64,381   1.84%     15.91% to   13.81%
 S&P 500(R) Index V.I.S. Fund
   2016......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63   147,455   1.87%     10.78% to    9.05%
   2015......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81   145,375   2.15%      0.32% to  (1.30)%
   2014......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01   165,498   1.60%     12.43% to   10.62%
   2013......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85   169,583   1.73%     30.98% to   28.61%
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22   150,686   1.91%     14.83% to   12.74%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2016......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29    36,669   0.00%     22.34% to   20.93%
   2015......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95    33,273   0.00%    (5.23)% to  (6.33)%
   2014......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03    37,546   0.00%      2.58% to    1.38%
   2013......................... 1.15% to 2.30%  1,675,499 28.20 to 16.80    43,824   0.00%     35.31% to   33.74%
   2012......................... 1.15% to 2.30%  1,896,838 20.84 to 12.56    36,787   0.01%     13.25% to   11.93%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2016......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30   782,552   1.87%      5.55% to    3.91%
   2015......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80   791,790   1.68%    (1.87)% to  (3.41)%
   2014......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25   922,904   1.64%      4.53% to    2.90%
   2013......................... 0.75% to 2.30% 67,335,272 16.46 to 12.88 1,025,906   1.48%     14.07% to   12.29%
   2012......................... 0.75% to 2.30% 73,850,035 14.43 to 11.47   994,987   1.54%     11.70% to    9.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 Total Return V.I.S. Fund --
   Class 3 Shares
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%      4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%    (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%      3.55% to    2.39%
   2013.......................... 1.45% to 2.55% 87,086,756 12.42 to 10.37 988,824   1.22%     12.98% to   11.72%
   2012.......................... 1.45% to 2.55% 98,775,639 11.00 to  9.28 997,523   1.29%     10.62% to    9.38%
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2016.......................... 0.75% to 1.85%  1,264,220 18.80 to 17.92  22,936   1.13%      8.49% to    7.29%
   2015.......................... 0.75% to 1.85%  1,586,449 17.33 to 16.70  27,033   1.04%    (3.04)% to  (4.11)%
   2014.......................... 0.75% to 1.85%  1,698,913 17.87 to 17.41  30,273   0.92%     11.93% to   10.69%
   2013.......................... 0.75% to 1.85%  1,844,437 15.97 to 15.73  29,293   0.95%     32.91% to   31.44%
   2012.......................... 0.75% to 1.85%  2,146,107 12.02 to 11.97  25,799   1.22%     14.93% to   13.65%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2016.......................... 1.15% to 1.60%  1,231,571 32.28 to 13.67  25,240   0.00%    (1.97)% to  (2.41)%
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%      0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%      9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%     33.53% to   32.92%
   2012.......................... 1.15% to 1.60%  2,080,239 22.36 to  9.64  30,100   1.15%      8.60% to    8.11%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2016.......................... 1.15% to 1.60%  1,003,019 21.46 to 15.82  18,672   0.00%      5.02% to    4.55%
   2015.......................... 1.15% to 1.60%  1,128,630 20.44 to 15.13  20,045   0.00%    (4.43)% to  (4.86)%
   2014.......................... 1.15% to 1.60%  1,285,786 21.39 to 15.90  24,154   0.00%    (0.72)% to  (1.17)%
   2013.......................... 1.15% to 1.60%  1,585,723 21.54 to 16.09  30,091   0.00%     32.72% to   32.12%
   2012.......................... 1.15% to 1.60%  1,903,977 16.23 to 12.18  27,092   0.00%     11.20% to   10.70%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II Shares
   2016.......................... 1.45% to 2.30%    213,849 28.57 to 16.53   5,491   0.00%    (0.23)% to  (1.09)%
   2015.......................... 1.45% to 2.30%    241,257 28.64 to 16.71   6,242   0.00%      4.33% to    3.43%
   2014.......................... 1.45% to 2.30%    282,631 27.45 to 16.16   7,005   0.00%      5.16% to    4.25%
   2013.......................... 1.45% to 2.55%    363,002 26.11 to 12.27   8,618   0.00%     27.48% to   26.05%
   2012.......................... 1.45% to 2.55%    451,696 20.48 to  9.73   8,450   0.00%      9.01% to    7.79%
 Jennison Portfolio --
   Class II Shares
   2016.......................... 1.45% to 2.30%    168,178 26.69 to 17.80   4,273   0.00%    (2.72)% to  (3.55)%
   2015.......................... 1.45% to 2.30%    267,063 27.44 to 18.45   7,026   0.00%      9.42% to    8.48%
   2014.......................... 1.45% to 2.30%    112,321 25.07 to 17.01   2,549   0.00%      7.99% to    7.06%
   2013.......................... 1.45% to 2.30%    137,841 23.22 to 15.89   2,876   0.00%     35.12% to   33.96%
   2012.......................... 1.45% to 2.30%    165,470 17.18 to 11.86   2,481   0.00%     14.05% to   13.06%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2016

                                  Expense as a                            Net   Investment
                                  % of Average                           Assets   Income
                                 Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2016......................... 1.45% to 2.55% 3,243,289 14.66 to  6.59 24,862   0.00%      23.02% to   21.65%
   2015......................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014......................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013......................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
   2012......................... 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
 SP International Growth
   Portfolio -- Class II Shares
   2016......................... 1.55% to 1.55%       115 10.62 to 10.62      1   0.00%     (5.64)% to  (5.64)%
   2015......................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014......................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013......................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
   2012......................... 1.55% to 1.55%     1,322 10.28 to 10.28     14   0.00%      19.97% to   19.97%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2016......................... 1.55% to 1.55%       686 21.81 to 21.81     15   0.00%       2.21% to    2.21%
   2015......................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014......................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013......................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
   2012......................... 1.55% to 1.55%     1,637 16.47 to 16.47     27   0.00%      14.64% to   14.64%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2016......................... 1.45% to 1.95%   121,717 19.44 to 18.81  2,358   0.00%     (0.94)% to  (1.44)%
   2015......................... 1.45% to 1.95%   156,144 19.62 to 19.08  3,055   0.00%     (0.13)% to  (0.63)%
   2014......................... 1.45% to 1.95%   189,559 19.65 to 19.21  3,716   0.00%       2.36% to    1.84%
   2013......................... 1.45% to 1.95%   196,633 19.19 to 18.86  3,766   0.13%      37.85% to   37.16%
   2012......................... 1.45% to 1.95%   171,514 13.92 to 13.75  2,384   0.00%      18.64% to   18.04%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2016, 2015 and 2014

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2016 and 2015....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014......... F-3
   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016,
     2015 and 2014.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2016,
     2015 and 2014.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 3, 2017

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2016       2015
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $12,409.7  $12,427.8
       Equity securities available-for-sale, at fair value.................................      53.3       54.8
       Commercial mortgage loans...........................................................   1,623.1    1,675.3
       Policy loans........................................................................     529.1      498.2
       Other invested assets...............................................................   1,146.6    1,250.6
                                                                                            ---------  ---------
              Total investments............................................................  15,761.8   15,906.7
   Cash and cash equivalents...............................................................     484.4    2,718.4
   Accrued investment income...............................................................     130.5      134.3
   Deferred acquisition costs..............................................................   1,956.1    2,239.7
   Intangible assets.......................................................................     187.0      192.5
   Reinsurance recoverable.................................................................   7,490.0    7,318.1
   Other assets............................................................................     524.4      512.8
   Separate account assets.................................................................   6,704.4    7,228.9
                                                                                            ---------  ---------
              Total assets................................................................. $33,238.6  $36,251.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 8,859.1  $ 9,146.7
       Policyholder account balances.......................................................  11,953.3   12,301.3
       Liability for policy and contract claims............................................     267.6      254.6
       Unearned premiums...................................................................       5.8        6.7
       Other liabilities...................................................................     420.5      450.1
       Non-recourse funding obligations....................................................     310.4    2,098.2
       Deferred tax liability..............................................................     902.8    1,001.0
       Separate account liabilities........................................................   6,704.4    7,228.9
                                                                                            ---------  ---------
              Total liabilities............................................................  29,423.9   32,487.5
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,900.8    4,840.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     240.6      175.8
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.5        1.9
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     242.1      177.7
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      72.5       68.3
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     314.6      246.0
       Retained deficit....................................................................  (1,426.3)  (1,348.6)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   3,814.7    3,763.9
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $33,238.6  $36,251.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Amounts in millions)

                                                                               Years ended December 31,
                                                                             ----------------------------
                                                                               2016      2015      2014
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $   13.6  $  540.9  $  631.2
Net investment income.......................................................    686.5     706.4     694.6
Net investment gains (losses)...............................................     26.9     (74.8)    (28.1)
Policy fees and other income................................................  1,444.2     804.1     811.8
                                                                             --------  --------  --------
   Total revenues...........................................................  2,171.2   1,976.6   2,109.5
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,098.4   1,195.8   1,133.4
Interest credited...........................................................    305.4     318.9     313.3
Acquisition and operating expenses, net of deferrals........................    542.6     274.8     282.0
Amortization of deferred acquisition costs and intangibles..................    298.8     670.1     191.9
Goodwill impairment.........................................................       --        --     303.9
Interest expense............................................................     39.2      94.4      89.5
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,284.4   2,554.0   2,314.0
                                                                             --------  --------  --------
Loss before income taxes and equity in net income of unconsolidated
  subsidiary................................................................   (113.2)   (577.4)   (204.5)
Provision (benefit) for income taxes........................................    (34.6)   (211.2)     11.5
                                                                             --------  --------  --------
Net loss before equity in net income of unconsolidated subsidiary...........    (78.6)   (366.2)   (216.0)
Equity in net income of unconsolidated subsidiary...........................     37.5      18.4       1.2
                                                                             --------  --------  --------
Net loss.................................................................... $  (41.1) $ (347.8) $ (214.8)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $   (2.8) $  (10.7) $   (3.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................     (0.3)       --      (0.5)
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................     (3.1)    (10.7)     (3.6)
Other investment gains (losses).............................................     30.0     (64.1)    (24.5)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $   26.9  $  (74.8) $  (28.1)
                                                                             ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                                ------------------------
                                                                                 2016     2015     2014
                                                                                ------  -------  -------
Net loss....................................................................... $(41.1) $(347.8) $(214.8)
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   64.8   (222.6)   244.9
   Net unrealized gains (losses) on other-than-temporarily impaired securities.   (0.4)    (0.3)     1.3
   Derivatives qualifying as hedges............................................    4.2      4.7     44.1
                                                                                ------  -------  -------
   Total other comprehensive income (loss).....................................   68.6   (218.2)   290.3
                                                                                ------  -------  -------
Total comprehensive income (loss).............................................. $ 27.5  $(566.0) $  75.5
                                                                                ======  =======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                    Total
                                                 Common  paid-in   comprehensive  Retained  stockholder's
                                                 stock   capital   income (loss)  deficit      equity
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2013................ $25.6   $4,839.5     $ 173.9    $  (621.0)   $4,418.0
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (214.8)     (214.8)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --       244.9           --       244.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --         1.3           --         1.3
   Derivatives qualifying as hedges.............    --         --        44.1           --        44.1
                                                                                              --------
Total comprehensive income (loss)...............                                                  75.5
Dividends.......................................    --         --          --       (100.0)     (100.0)
Other transactions with stockholder.............    --        1.4          --           --         1.4
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2014................  25.6    4,840.9       464.2       (935.8)    4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................  25.6    4,840.9       246.0     (1,348.6)    3,763.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --        (41.1)      (41.1)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        64.8           --        64.8
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.4)          --        (0.4)
   Derivatives qualifying as hedges.............    --         --         4.2           --         4.2
                                                                                              --------
Total comprehensive income (loss)...............                                                  27.5
Reinsurance recaptures with stockholder.........    --       59.9          --           --        59.9
Other transactions with stockholder.............    --         --          --        (36.6)      (36.6)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2016................ $25.6   $4,900.8     $ 314.6    $(1,426.3)   $3,814.7
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Amounts in millions)

                                                                                  Years ended December 31,
                                                                              -------------------------------
                                                                                 2016       2015       2014
                                                                              ---------  ---------  ---------
Cash flows from operating activities:
   Net loss.................................................................. $   (41.1) $  (347.8) $  (214.8)
   Adjustments to reconcile net loss to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships................................................     (11.7)      (2.6)       0.4
       Equity in net income of unconsolidated subsidiary.....................     (37.5)     (18.4)      (1.2)
       Gain on sale of business..............................................      (0.5)        --         --
       Net investment (gains) losses.........................................     (26.9)      74.8       28.1
       Charges assessed to policyholders.....................................  (1,420.8)    (700.5)    (692.5)
       Acquisition costs deferred............................................     (58.8)    (142.6)    (198.7)
       Amortization of deferred acquisition costs and intangibles............     298.8      670.1      191.9
       Goodwill impairment...................................................        --         --      303.9
       Deferred income taxes.................................................    (156.4)    (186.1)     (21.7)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments..............................      79.0     (323.6)      65.6
   Change in certain assets and liabilities:
       Accrued investment income and other assets............................     (17.3)      (5.2)     (43.7)
       Insurance reserves....................................................     578.6      476.1      412.3
       Current taxes.........................................................     (11.9)     (73.0)      51.8
       Other liabilities, policy and contract claims and other policy-
         related balances....................................................      14.1       40.0      (51.0)
                                                                              ---------  ---------  ---------
   Net cash from operating activities........................................    (812.4)    (538.8)    (169.6)
                                                                              ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities.............................................     730.9    1,530.2    1,537.1
       Commercial mortgage loans.............................................     220.0      252.4      229.3
   Proceeds from sales of investments:
       Fixed maturity and equity securities..................................   1,296.4    2,198.3      476.4
   Purchases and originations of investments:
       Fixed maturity and equity securities..................................  (1,866.8)  (2,186.3)  (2,284.0)
       Commercial mortgage loans.............................................    (167.1)    (279.0)    (336.2)
   Other invested assets, net................................................      11.1       52.5      (33.6)
   Policy loans, net.........................................................     (38.9)        --         --
   Proceeds from sale of business, net of cash transferred...................      18.0         --         --
                                                                              ---------  ---------  ---------
   Net cash from investing activities........................................     203.6    1,568.1     (411.0)
                                                                              ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.......................     904.2    1,575.7    2,001.4
   Withdrawals from universal life and investment contracts..................    (685.6)    (650.0)    (741.4)
   Redemption of non-recourse funding obligations............................  (1,799.4)     (67.4)     (44.5)
   Dividends paid............................................................        --      (40.5)    (100.0)
   Other, net................................................................     (44.4)      (2.5)      10.9
                                                                              ---------  ---------  ---------
   Net cash from financing activities........................................  (1,625.2)     815.3    1,126.4
                                                                              ---------  ---------  ---------
   Net change in cash and cash equivalents...................................  (2,234.0)   1,844.6      545.8
Cash and cash equivalents at beginning of period.............................   2,718.4      873.8      328.0
                                                                              ---------  ---------  ---------
Cash and cash equivalents at end of period................................... $   484.4  $ 2,718.4  $   873.8
                                                                              =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2016, 2015 and 2014

(1) Formation and Nature of Business

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement. The transaction is subject to other closing conditions, including the receipt of required regulatory approvals in the United States, China, and other international markets. Both parties are engaging with regulators regarding the applications and the pending transaction. Genworth and China Oceanwide continue to expect the transaction to close by mid-2017.

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2016 and 2015, the carrying value of our investment in GLICNY was $672.4 million and $613.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). During 2016, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II") and River Lake Insurance Company IV ("River Lake IV") were dissolved; however, they are included in the consolidated financial statements through the date of their dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we continue to service our existing retained and reinsured blocks of business.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements and funding agreements backing notes ("FABNs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept deposits on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

   We previously distributed our products through a network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for recognition and/or disclosure through the issuance date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost when due,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net loss represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period of time. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2016 and 2015, the fair value of securities loaned under our securities lending program was $85.9 million and $92.0 million, respectively. As of December 31, 2016 and 2015, the fair value of collateral held under our securities lending program was $89.0 million and $95.7 million, respectively, and the offsetting obligation to return collateral of $89.0 million and $95.7 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2016 and 2015.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                 2016                                     2015
                               ---------------------------------------- ----------------------------------------
                               Overnight                  Greater       Overnight                  Greater
                                  and      Up to  31 - 90  than            and      Up to  31 - 90  than
(Amounts in millions)          continuous 30 days  days   90 days Total continuous 30 days  days   90 days Total
---------------------          ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   U.S. government, agencies
     and government-
     sponsored enterprises....   $ 4.0      $--     $--     $--   $ 4.0   $  --      $--     $--     $--   $  --
   Non-U.S. government........    15.3       --      --      --    15.3    11.4       --      --      --    11.4
   U.S. corporate.............    40.8       --      --      --    40.8    30.4       --      --      --    30.4
   Non-U.S. corporate.........    23.9       --      --      --    23.9    50.5       --      --      --    50.5
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities...............    84.0       --      --      --    84.0    92.3       --      --      --    92.3
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities.............     5.0       --      --      --     5.0     3.4       --      --      --     3.4
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending......   $89.0      $--     $--     $--   $89.0   $95.7      $--     $--     $--   $95.7
                                 =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration and short-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including loss recognition and recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The determination of fair value requires the use of estimates and judgment, at the "reporting unit"

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   See note 6 for additional information related to goodwill impairments.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income (loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income (loss). In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income (loss). When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income (loss).

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2016 and 2015, the fair value of non-cash collateral received was zero and $0.3 million, respectively, and the underlying assets were not sold or re-pledged. Additionally, we have pledged $45.8 million and $52.6 million of fixed maturity securities as of December 31, 2016 and 2015, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (o) Insurance Reserves

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   We are also required to accrue additional future policy benefit reserves when the overall reserve is adequate, but profits are projected in early periods followed by losses projected in later periods. When this pattern of profits followed by losses exists, we ratably accrue this additional profits followed by losses liability over time, increasing reserves in the profitable periods to offset estimated losses expected during the periods that follow. We calculate and adjust the additional reserves using our current best estimate of the amount necessary to offset the losses in future periods, based on the pattern of expected income and current best estimate assumptions consistent with our loss recognition testing. We adjust the accrual rate prospectively, going forward over the remaining profit periods, without any catch-up adjustment.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our former Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured a irrevocable letter of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $28.2 million to meet our obligations under these provisions. The letter of credit automatically renews annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

   (t) Accounting Changes

   Technical Corrections and Improvements

   On December 31, 2016, we adopted new guidance related to technical corrections and improvements. The Financial Accounting Standards Board ("the FASB") issued this new guidance to remove inconsistencies as well as make technical clarifications and minor improvements intended to make it easier to understand and implement certain accounting guidance. Impacts of the new guidance for us includes: promoting consistent use of the terms "participating insurance" and "reinsurance recoverable," removing the term "debt" from the master glossary; adding a reference to use when accounting for internal-use software licensed from third parties; clarifying that loans issued under the Federal Housing Administration and the Veterans Administration do not have to be fully insured by those programs to recognize profit using the full-accrual method; clarifying the difference between a "valuation approach" and a "valuation technique" when applying fair value guidance and require disclosure when there has been a change in either a valuation approach, a valuation technique, or both; clarifying that for an amount of an obligation under an arrangement to be considered fixed at the reporting date, the amount that must be fixed is not the amount that is the organization's portion of the obligation, but, rather, is the obligation in its entirety; and adding guidance on the accounting for the sale of servicing rights when the transferor retains loans. Most of the amendments are effective immediately or, in some cases for us, on January 1, 2017, using a prospective method. Accordingly, we did not have and do not expect any significant impact from this guidance on our consolidated financial statements.

   Consolidation

   On January 1, 2016, we adopted new accounting guidance related to consolidation. The new guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. The adoption of this new guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. Upon adoption, in our consolidated balance sheet as of December 31, 2014, we recorded a reduction in other assets and total assets of $16.5 million, with a related reduction in non-recourse funding obligations of $16.5 million and a reduction in total liabilities of $16.5 million. See note 10 for more information related to our non-recourse funding agreements.

   Financial Assets And Liabilities Of A Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in the second quarter of 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a material impact on our consolidated financial statements.

   Investment Companies

   On January 1, 2014, we adopted new accounting guidance on the scope, measurement and disclosure requirements for investment companies. The new guidance clarified the characteristics of an investment company, provided comprehensive guidance for assessing whether an entity is an investment company, required

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

investment companies to measure noncontrolling ownership interest in other investment companies at fair value rather than using the equity method of accounting and required additional disclosures. The adoption of this accounting guidance did not have any impact on our consolidated financial statements.

   (u) Accounting Pronouncements Not Yet Adopted

   In November 2016, the FASB issued new accounting guidance related to the classification and presentation of changes in restricted cash. The new guidance requires that changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents be shown in the statement of cash flows and requires additional disclosures related to restricted cash and restricted cash equivalents. We do not expect any significant impacts from this new guidance on our consolidated financial statements or disclosures.

   In August 2016, the FASB issued new guidance related to the statement of cash flows classification of certain cash payments and cash receipts. The guidance will reduce diversity in practice related to eight specific cash flow issues. The new guidance is effective for us on January 1, 2018, with early adoption permitted. We do not expect any significant impacts from this guidance on our consolidated financial statements.

   In June 2016, the FASB issued new guidance related to accounting for credit losses on financial instruments. The guidance requires that entities recognize an allowance equal to its estimate of lifetime expected credit losses and applies to most debt instruments not measured at fair value, which would primarily include our commercial mortgage loans and reinsurance receivables. The new guidance retains most of the existing impairment guidance for available-for-sale debt securities but amends the presentation of credit losses to be presented as an allowance as opposed to a write-down and permits the reversal of credit losses when reassessing changes in the credit losses each reporting period. The new guidance is effective for us on January 1, 2020, with early adoption permitted beginning January 1, 2019. Upon adoption, a cumulative effect adjustment in retained earnings as of the beginning of the year of adoption will be recorded. We plan to start a process in 2017 to determine the impact from this guidance on our consolidated financial statements.

   In March 2016, the FASB issued new accounting guidance related to transition to the equity method of accounting. The guidance eliminates the retrospective application of the equity method of accounting when obtaining significant influence over a previously held investment. The guidance requires that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The guidance is effective for us on January 1, 2017. We do not expect any significant impact from this guidance on our consolidated financial statements.

   In March 2016, the FASB issued new accounting guidance related to the assessment of contingent put and call options in debt instruments. The guidance clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call
(put) options solely in accordance with the four-step decision sequence. The guidance is effective for us on January 1, 2017. This guidance is consistent with our previous accounting practices and, accordingly, we do not expect any impact on our consolidated financial statements.

   In March 2016, the FASB issued new accounting guidance related to the effect of derivative contract novations on existing hedge accounting relationships. The guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The guidance is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

effective for us on January 1, 2017. This guidance is consistent with our accounting for derivative contract novations and, accordingly, we do not expect any impact on our consolidated financial statements.

   In February 2016, the FASB issued new accounting guidance related to the accounting for leases. The new guidance generally requires lessees to recognize both a right-to-use asset and a corresponding liability on the balance sheet. The guidance is effective for us on January 1, 2019, with early adoption permitted. While we are still evaluating the full impact, at this time we do not expect any significant impact from this guidance on our consolidated financial statements.

   In January 2016, the FASB issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting, primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. This new guidance will be effective for us on January 1, 2018. We are still in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, effective for us on January 1, 2018. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. The standard permits the use of either the retrospective or modified retrospective (cumulative effect) transition method. Insurance contracts are specifically excluded from this new guidance. The FASB has clarified the scope that all of our insurance and investment contracts are excluded from the scope of this new guidance. As such, while we are still evaluating the full impact, at this time we do not expect any significant impacts from this new guidance on our consolidated financial statements.

(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

  (Amounts in millions)                                 2016    2015    2014
  ---------------------                                ------  ------  ------
  Fixed maturity securities--taxable.................. $556.1  $572.7  $560.4
  Fixed maturity securities--non-taxable..............    2.5     2.8     2.7
  Commercial mortgage loans...........................   86.4    89.5    91.7
  Equity securities...................................    3.0     2.8     2.2
  Other invested assets...............................   20.2    24.1    24.6
  Policy loans........................................   32.2    31.8    31.1
  Cash, cash equivalents and short-term investments...    2.3     1.0     0.2
                                                       ------  ------  ------
     Gross investment income before expenses and fees.  702.7   724.7   712.9
  Expenses and fees...................................  (16.2)  (18.3)  (18.3)
                                                       ------  ------  ------
     Net investment income............................ $686.5  $706.4  $694.6
                                                       ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(Amounts in millions)                                                             2016    2015    2014
---------------------                                                            ------  ------  ------
Available-for-sale securities:
   Realized gains............................................................... $ 28.8  $ 41.4  $ 35.3
   Realized losses..............................................................  (26.0)  (20.4)   (9.3)
                                                                                 ------  ------  ------
   Net realized gains (losses) on available-for-sale securities.................    2.8    21.0    26.0
                                                                                 ------  ------  ------
Impairments:
   Total other-than-temporary impairments.......................................   (2.8)  (10.7)   (3.1)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................   (0.3)     --    (0.5)
                                                                                 ------  ------  ------
   Net other-than-temporary impairments.........................................   (3.1)  (10.7)   (3.6)
                                                                                 ------  ------  ------
Derivative instruments/(1)/.....................................................   16.8   (79.3)  (93.6)
Commercial mortgage loans.......................................................    0.7     1.7     3.2
Trading securities..............................................................    9.7    (8.1)   39.8
Other...........................................................................     --     0.6     0.1
                                                                                 ------  ------  ------
   Net investment gains (losses)................................................ $ 26.9  $(74.8) $(28.1)
                                                                                 ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2016, 2015 and 2014 was $492.2 million, $969.8 million and
$210.5 million, respectively, which was approximately 94.7%, 98.7% and 96.0%, respectively, of book value.

   The following represents the activity for credit losses recognized in net loss on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(Amounts in millions)                                                            2016   2015   2014
---------------------                                                           -----  -----  -----
Beginning balance.............................................................. $10.8  $19.2  $22.4
Additions:
   Other-than-temporary impairments not previously recognized..................   0.5     --    0.7
   Increases related to other-than-temporary impairments previously recognized.    --     --    0.4
Reductions:
   Securities sold, paid down or disposed......................................  (3.5)  (8.4)  (4.3)
                                                                                -----  -----  -----
Ending balance................................................................. $ 7.8  $10.8  $19.2
                                                                                =====  =====  =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(Amounts in millions)                                       2016     2015     2014
---------------------                                     -------  -------  --------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................. $ 648.7  $ 496.9  $  996.3
   Equity securities.....................................     1.4      2.9       0.3
   Investment in unconsolidated subsidiary...............    78.2     60.6     106.1
                                                          -------  -------  --------
       Subtotal..........................................   728.3    560.4   1,102.7
Adjustments to DAC, PVFP and benefit reserves............  (396.6)  (319.2)   (541.2)
Income taxes, net........................................   (89.6)   (63.5)   (160.9)
                                                          -------  -------  --------
Net unrealized investment gains (losses)................. $ 242.1  $ 177.7  $  400.6
                                                          =======  =======  ========

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                                    2016     2015     2014
---------------------                                                                   ------  -------  -------
Beginning balance...................................................................... $177.7  $ 400.6  $ 154.4
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..................................  167.6   (532.0)   675.7
   Adjustment to DAC...................................................................  (40.9)    92.7   (133.0)
   Adjustment to PVFP..................................................................   (5.0)    78.6    (69.9)
   Adjustment to sales inducements.....................................................   (3.5)     3.3     (2.2)
   Adjustment to benefit reserves......................................................  (28.0)    47.4   (100.5)
   Provision for income taxes..........................................................  (26.0)    93.8   (109.3)
                                                                                        ------  -------  -------
       Change in unrealized gains (losses) on investment securities....................   64.2   (216.2)   260.8
Reclassification adjustments to net investment (gains) losses, net of taxes of $(0.1),
  $3.6 and $7.8........................................................................    0.2     (6.7)   (14.6)
                                                                                        ------  -------  -------
Ending balance......................................................................... $242.1  $ 177.7  $ 400.6
                                                                                        ======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2016, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- --------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily   Fair
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired     value
---------------------                             --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   877.5     $ 87.4         $ --         $ (10.2)       $  --    $   954.7
    State and political subdivisions.............     580.7       49.2           --            (5.9)          --        624.0
    Non-U.S. government..........................     148.1       21.0           --            (0.1)          --        169.0
    U.S. corporate:
       Utilities.................................     989.9       91.9           --           (14.2)          --      1,067.6
       Energy....................................     591.9       31.8           --            (8.8)          --        614.9
       Finance and insurance.....................   1,103.5       74.4           --           (10.9)          --      1,167.0
       Consumer--non-cyclical....................     818.6       74.1           --            (6.8)          --        885.9
       Technology and communications.............     502.5       34.6           --            (8.6)          --        528.5
       Industrial................................     239.3       11.2           --            (4.8)          --        245.7
       Capital goods.............................     487.1       50.9           --            (3.2)          --        534.8
       Consumer--cyclical........................     323.9       19.2           --            (3.8)          --        339.3
       Transportation............................     309.4       19.9           --            (7.7)          --        321.6
       Other.....................................     154.8        8.4           --            (0.1)          --        163.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,520.9      416.4           --           (68.9)          --      5,868.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     122.1        3.6           --            (2.4)          --        123.3
       Energy....................................     231.6       19.2           --            (4.1)          --        246.7
       Finance and insurance.....................     375.9       25.3           --            (1.7)          --        399.5
       Consumer--non-cyclical....................     132.2        3.4           --            (2.0)          --        133.6
       Technology and communications.............     180.8        9.8           --            (1.7)          --        188.9
       Industrial................................     184.4        7.8           --            (2.4)          --        189.8
       Capital goods.............................     114.5        4.9           --            (1.1)          --        118.3
       Consumer--cyclical........................      44.5        1.4           --            (0.6)          --         45.3
       Transportation............................     135.2       11.6           --            (2.3)          --        144.5
       Other.....................................     345.8       16.9           --            (3.6)          --        359.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,867.0      103.9           --           (21.9)          --      1,949.0
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,183.7       86.9          1.1            (4.3)        (0.1)     1,267.3
    Commercial mortgage-backed...................     814.6       21.8          1.2           (12.4)          --        825.2
    Other asset-backed...........................     768.5        2.8           --           (19.2)          --        752.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,761.0      789.4          2.3          (142.9)        (0.1)    12,409.7
Equity securities................................      51.9        2.6           --            (1.2)          --         53.3
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,812.9     $792.0         $2.3         $(144.1)       $(0.1)   $12,463.0
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   As of December 31, 2015, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- --------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily   Fair
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired     value
---------------------                             --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   845.0     $117.6         $ --         $  (1.2)       $  --    $   961.4
    State and political subdivisions.............     567.0       49.4           --            (3.9)          --        612.5
    Non-U.S. government..........................     154.3       18.8           --            (0.9)          --        172.2
    U.S. corporate:
       Utilities.................................     738.4       72.0           --            (5.4)          --        805.0
       Energy....................................     703.8       22.9           --           (65.1)          --        661.6
       Finance and insurance.....................   1,067.6       75.0          0.4            (9.9)          --      1,133.1
       Consumer--non-cyclical....................     743.3       61.1           --            (8.1)          --        796.3
       Technology and communications.............     455.2       27.4           --           (11.4)          --        471.2
       Industrial................................     263.9        5.4           --           (13.7)          --        255.6
       Capital goods.............................     375.1       36.7           --            (2.8)          --        409.0
       Consumer--cyclical........................     424.4       19.5           --            (7.8)          --        436.1
       Transportation............................     276.3       17.5           --            (4.7)          --        289.1
       Other.....................................     159.6        9.4           --            (2.6)          --        166.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,207.6      346.9          0.4          (131.5)          --      5,423.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     127.4        3.5           --            (3.2)          --        127.7
       Energy....................................     307.6       11.0           --           (21.6)          --        297.0
       Finance and insurance.....................     400.4       27.0          0.5            (2.2)          --        425.7
       Consumer--non-cyclical....................     160.4        6.3           --            (5.6)          --        161.1
       Technology and communications.............     219.5        7.6           --            (5.0)          --        222.1
       Industrial................................     256.6        4.9           --           (20.5)          --        241.0
       Capital goods.............................     127.2        3.8           --            (3.3)          --        127.7
       Consumer--cyclical........................      57.6        0.4           --            (1.4)          --         56.6
       Transportation............................     128.1       10.5           --            (1.4)          --        137.2
       Other.....................................     200.9        9.3           --            (7.7)          --        202.5
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,985.7       84.3          0.5           (71.9)          --      1,998.6
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,470.6      109.2          2.3            (8.1)          --      1,574.0
    Commercial mortgage-backed...................     768.5       16.7          1.2            (8.9)        (0.2)       777.3
    Other asset-backed...........................     932.2        1.7           --           (25.5)          --        908.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,930.9      744.6          4.4          (251.9)        (0.2)    12,427.8
Equity securities................................      51.9        2.9           --              --           --         54.8
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,982.8     $747.5         $4.4         $(251.9)       $(0.2)   $12,482.6
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2016:

                                            Less than 12 months            12 months or more                    Total
                                       ------------------------------ ----------------------------  --------------------
                                                  Gross      Number            Gross       Number              Gross
                                        Fair    unrealized     of     Fair   unrealized      of      Fair    unrealized
(Dollar amounts in millions)            value     losses   securities value  losses/(1)/ securities  value   losses/(2)/
----------------------------           -------- ---------- ---------- ------ ----------  ---------- -------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises...................... $  152.8  $ (10.2)      12     $   --   $   --        --     $  152.8  $ (10.2)
    State and political
     subdivisions.....................    145.5     (5.9)      31         --       --        --        145.5     (5.9)
    Non-U.S. government...............      3.6     (0.1)       3         --       --        --          3.6     (0.1)
    U.S. corporate....................  1,222.0    (53.2)     262      202.1    (15.7)       42      1,424.1    (68.9)
    Non-U.S. corporate................    421.8    (12.1)      82      115.3     (9.8)       28        537.1    (21.9)
    Residential
     mortgage-backed..................    216.2     (3.8)      46       23.8     (0.6)       16        240.0     (4.4)
    Commercial
     mortgage-backed..................    246.6    (11.5)      50        8.1     (0.9)        3        254.7    (12.4)
    Other asset-backed................    163.5     (2.6)      40      112.6    (16.6)       32        276.1    (19.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Subtotal, fixed maturity
     securities.......................  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
Equity securities.....................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                       ========  =======      ===     ======   ======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $2,572.0  $ (99.4)     526     $400.5   $(22.9)      112     $2,972.5  $(122.3)
    20%-50% Below cost................       --       --       --       61.4    (20.7)        9         61.4    (20.7)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Total fixed maturity
     securities.......................  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
                                       --------  -------      ---     ------   ------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost.........     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Total equity securities...........     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                       ========  =======      ===     ======   ======       ===     ========  =======
Investment grade...................... $2,556.0  $ (99.6)     517     $358.7   $(36.6)       91     $2,914.7  $(136.2)
Below investment grade/(3)/...........     35.5     (1.0)      12      103.2     (7.0)       30        138.7     (8.0)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                       ========  =======      ===     ======   ======       ===     ========  =======

                                       ----------
                                         Number
                                           of
(Dollar amounts in millions)           securities
----------------------------           ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises......................     12
    State and political
     subdivisions.....................     31
    Non-U.S. government...............      3
    U.S. corporate....................    304
    Non-U.S. corporate................    110
    Residential
     mortgage-backed..................     62
    Commercial
     mortgage-backed..................     53
    Other asset-backed................     72
                                          ---
    Subtotal, fixed maturity
     securities.......................    647
Equity securities.....................      3
                                          ---
Total for securities in an unrealized
 loss position........................    650
                                          ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.........    638
    20%-50% Below cost................      9
                                          ---
    Total fixed maturity
     securities.......................    647
                                          ---
% Below cost--equity securities:
    (less than)20% Below cost.........      3
                                          ---
    Total equity securities...........      3
                                          ---
Total for securities in an unrealized
 loss position........................    650
                                          ===
Investment grade......................    608
Below investment grade/(3)/...........     42
                                          ---
Total for securities in an unrealized
 loss position........................    650
                                          ===

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2016:

                                        Less than 12 months            12 months or more                   Total
                                   ------------------------------ ---------------------------- ------------------------------
                                              Gross      Number            Gross      Number              Gross      Number
                                    Fair    unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)        value     losses   securities value    losses   securities  value     losses   securities
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
U.S. corporate:
    Utilities..................... $  260.5   $(14.1)      54     $  7.2   $ (0.1)       3     $  267.7   $(14.2)      57
    Energy........................     52.0     (1.4)      14      103.1     (7.4)      18        155.1     (8.8)      32
    Finance and insurance.........    306.7     (8.5)      57       16.6     (2.4)       2        323.3    (10.9)      59
    Consumer--non-cyclical........    154.9     (6.8)      41         --       --       --        154.9     (6.8)      41
    Technology and
     communications...............     96.0     (4.8)      25       40.2     (3.8)      10        136.2     (8.6)      35
    Industrial....................     59.3     (3.0)      15       25.2     (1.8)       5         84.5     (4.8)      20
    Capital goods.................     77.0     (3.2)      22         --       --       --         77.0     (3.2)      22
    Consumer--cyclical............     83.6     (3.7)      19        8.2     (0.1)       3         91.8     (3.8)      22
    Transportation................    116.7     (7.6)      14        1.6     (0.1)       1        118.3     (7.7)      15
    Other.........................     15.3     (0.1)       1         --       --       --         15.3     (0.1)       1
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, U.S. corporate
     securities...................  1,222.0    (53.2)     262      202.1    (15.7)      42      1,424.1    (68.9)     304
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Non-U.S. corporate:
    Utilities.....................     50.9     (1.8)       7        6.9     (0.6)       1         57.8     (2.4)       8
    Energy........................     22.8     (0.5)       6       26.7     (3.6)       6         49.5     (4.1)      12
    Finance and insurance.........     80.0     (1.4)      21       10.6     (0.3)       5         90.6     (1.7)      26
    Consumer--non-cyclical........     65.3     (2.0)      10         --       --       --         65.3     (2.0)      10
    Technology and
     communications...............     33.4     (1.6)       9        4.9     (0.1)       1         38.3     (1.7)      10
    Industrial....................     33.8     (1.0)       6       26.5     (1.4)       7         60.3     (2.4)      13
    Capital goods.................     10.1     (0.1)       2       14.0     (1.0)       1         24.1     (1.1)       3
    Consumer--cyclical............     16.6     (0.6)       2         --       --       --         16.6     (0.6)       2
    Transportation................     36.8     (1.6)       6       13.0     (0.7)       2         49.8     (2.3)       8
    Other.........................     72.1     (1.5)      13       12.7     (2.1)       5         84.8     (3.6)      18
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, non-U.S.
     corporate securities.........    421.8    (12.1)      82      115.3     (9.8)      28        537.1    (21.9)     110
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Total for corporate securities in
 an unrealized loss position...... $1,643.8   $(65.3)     344     $317.4   $(25.5)      70     $1,961.2   $(90.8)     414
                                   ========   ======      ===     ======   ======       ==     ========   ======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 3.7% as of December 31, 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $22.9 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB-" and approximately 69.8% of the unrealized losses were related to investment grade securities as of December 31, 2016. These unrealized losses were predominantly attributable to corporate securities including fixed rate securities purchased in a lower rate environment and variable rate securities purchased in a higher rate and lower spread environment. The average fair value percentage below cost for these securities was approximately 5.4% as of December 31, 2016. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2016:

                                                             Investment Grade
                               -----------------------------------------------------------------------------
                                             20% to 50%                          Greater than 50%
                               -------------------------------------- --------------------------------------
                                                % of total                             % of total
                                       Gross      gross                       Gross      gross
                               Fair  unrealized unrealized Number of  Fair  unrealized unrealized Number of
(Dollar amounts in millions)   value   losses     losses   securities value   losses     losses   securities
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $ 7.7   $ (2.3)      1.6%       1       $--     $--         --%        --
       Finance and
         insurance............   7.7     (2.3)      1.6        1        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
       Total U.S.
         corporate............  15.4     (4.6)      3.2        2        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
   Non-U.S. corporate:
       Energy.................   1.7     (0.5)      0.3        1        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
       Total non-U.S.
         corporate............   1.7     (0.5)      0.3        1        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
   Structured securities:
       Other asset-backed.....  44.0    (15.5)     10.7        4        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
       Total structured
         securities...........  44.0    (15.5)     10.7        4        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
Total......................... $61.1   $(20.6)     14.2%       7       $--     $--         --%        --
                               =====   ======      ====        =       ===     ===         ==         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


                                                         Below Investment Grade
                              -----------------------------------------------------------------------------
                                            20% to 50%                          Greater than 50%
                              -------------------------------------- --------------------------------------
                                               % of total                             % of total
                                      Gross      gross                       Gross      gross
                              Fair  unrealized unrealized Number of  Fair  unrealized unrealized Number of
(Dollar amounts in millions)  value   losses     losses   securities value   losses     losses   securities
----------------------------  ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed..... $0.3    $(0.1)      0.1%        2       $--     $--         --%        --
                              ----    -----       ---         -       ---     ---         --         --
Total........................ $0.3    $(0.1)      0.1%        2       $--     $--         --%        --
                              ====    =====       ===         =       ===     ===         ==         ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   U.S. corporate

   As indicated above, $4.6 million of gross unrealized losses were related to U.S. corporate fixed maturity securities that have been in an unrealized loss position for more than 12 months and were more than 20% below cost. Of the total unrealized losses for U.S. corporate fixed maturity securities, $2.3 million, or 50%, related to the energy sector and $2.3 million, or 50%, related to the finance and insurance sector. Ongoing low oil prices have impacted the fair value of these securities.

   We expect that our investments in non-U.S. corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is reasonably possible that issuers of our investments in U.S. corporate securities may perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of U.S. corporate securities in the future.

   Structured Securities

   Of the $15.6 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $0.1 million related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. economy.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2016.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2015:

                                         Less than 12 months             12 months or more                   Total
                                    ------------------------------  ---------------------------- ------------------------------
                                               Gross                         Gross                          Gross
                                     Fair    unrealized  Number of  Fair   unrealized Number of   Fair    unrealized  Number of
(Dollar amounts in millions)         value   losses/(1)/ securities value    losses   securities  value   losses/(2)/ securities
----------------------------        -------- ----------  ---------- ------ ---------- ---------- -------- ----------  ----------
Description of Securities
Fixed maturity securities:
    U.S. government,
     agencies and
     government-sponsored
     enterprises................... $   78.6  $  (1.2)       16     $   --   $   --       --     $   78.6  $  (1.2)       16
    State and political
     subdivisions..................    125.4     (3.9)       31         --       --       --        125.4     (3.9)       31
    Non-U.S. government............     20.7     (0.9)        9         --       --       --         20.7     (0.9)        9
    U.S. corporate.................  1,542.9   (109.9)      367      154.1    (21.6)      50      1,697.0   (131.5)      417
    Non-U.S. corporate.............    732.8    (39.0)      145      149.1    (32.9)      35        881.9    (71.9)      180
    Residential mortgage-
     backed........................    296.6     (4.2)       45       60.3     (3.9)      20        356.9     (8.1)       65
    Commercial mortgage-
     backed........................    287.2     (8.5)       49       14.7     (0.6)      10        301.9     (9.1)       59
    Other asset-backed.............    549.5     (6.3)      140      111.5    (19.2)      28        661.0    (25.5)      168
                                    --------  -------       ---     ------   ------      ---     --------  -------       ---
    Subtotal, fixed maturity
     securities....................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)      945
                                    --------  -------       ---     ------   ------      ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)      945
                                    ========  =======       ===     ======   ======      ===     ========  =======       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $3,519.8  $(134.9)      774     $360.7   $(23.3)     108     $3,880.5   (158.2)      882
    20%-50% Below cost.............    113.9    (39.0)       28      124.4    (49.3)      33        238.3    (88.3)       61
    (greater than)50% Below cost...       --       --        --        4.6     (5.6)       2          4.6     (5.6)        2
                                    --------  -------       ---     ------   ------      ---     --------  -------       ---
    Total fixed maturity
     securities....................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)      945
                                    --------  -------       ---     ------   ------      ---     --------  -------       ---
% Below cost--equity
 securities:
    (less than)20% Below cost......       --       --        --         --       --       --           --       --        --
                                    --------  -------       ---     ------   ------      ---     --------  -------       ---
    Total equity securities........       --       --        --         --       --       --           --       --        --
                                    --------  -------       ---     ------   ------      ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)      945
                                    ========  =======       ===     ======   ======      ===     ========  =======       ===
Investment grade................... $3,421.2  $(154.2)      743     $387.5   $(49.5)     107     $3,808.7   (203.7)      850
Below investment grade/(3)/........    212.5    (19.7)       59      102.2    (28.7)      36        314.7    (48.4)       95
                                    --------  -------       ---     ------   ------      ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)      945
                                    ========  =======       ===     ======   ======      ===     ========  =======       ===

--------
/(1)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.2 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2015:

                                        Less than 12 months            12 months or more                   Total
                                   ------------------------------ ---------------------------- ------------------------------
                                              Gross      Number            Gross      Number              Gross      Number
                                    Fair    unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)        value     losses   securities value    losses   securities  value     losses   securities
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
U.S. corporate:
    Utilities..................... $  102.9  $  (5.2)      25     $  9.6   $ (0.2)       7     $  112.5  $  (5.4)      32
    Energy........................    345.3    (55.0)      89       37.2    (10.1)      12        382.5    (65.1)     101
    Finance and insurance.........    240.1     (9.5)      48       20.7     (0.4)      10        260.8     (9.9)      58
    Consumer--non-cyclical........    226.0     (7.3)      55       13.3     (0.8)       5        239.3     (8.1)      60
    Technology and
     communications...............    172.9    (10.5)      51        6.7     (0.9)       2        179.6    (11.4)      53
    Industrial....................    149.3     (8.9)      32       24.4     (4.8)       7        173.7    (13.7)      39
    Capital goods.................     78.8     (2.8)      24         --       --       --         78.8     (2.8)      24
    Consumer--cyclical............    123.4     (5.0)      26       24.8     (2.8)       6        148.2     (7.8)      32
    Transportation................     67.9     (3.1)      12       17.4     (1.6)       1         85.3     (4.7)      13
    Other.........................     36.3     (2.6)       5         --       --       --         36.3     (2.6)       5
                                   --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, U.S. corporate
     securities...................  1,542.9   (109.9)     367      154.1    (21.6)      50      1,697.0   (131.5)     417
                                   --------  -------      ---     ------   ------       --     --------  -------      ---
Non-U.S. corporate:
    Utilities.....................     63.5     (3.2)       8         --       --       --         63.5     (3.2)       8
    Energy........................    115.7    (10.5)      26       36.3    (11.1)       9        152.0    (21.6)      35
    Finance and insurance.........    115.5     (1.5)      28        7.3     (0.7)       1        122.8     (2.2)      29
    Consumer--non-cyclical........     72.0     (4.7)      12        9.0     (0.9)       1         81.0     (5.6)      13
    Technology and
     communications...............     84.7     (3.7)      16       16.6     (1.3)       4        101.3     (5.0)      20
    Industrial....................     92.1     (7.8)      22       47.0    (12.7)       9        139.1    (20.5)      31
    Capital goods.................     33.0     (1.9)       5        5.9     (1.4)       3         38.9     (3.3)       8
    Consumer--cyclical............     26.7     (1.4)       4         --       --       --         26.7     (1.4)       4
    Transportation................     40.5     (1.3)       7        2.0     (0.1)       1         42.5     (1.4)       8
    Other.........................     89.1     (3.0)      17       25.0     (4.7)       7        114.1     (7.7)      24
                                   --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, non-U.S.
     corporate securities.........    732.8    (39.0)     145      149.1    (32.9)      35        881.9    (71.9)     180
                                   --------  -------      ---     ------   ------       --     --------  -------      ---
Total for corporate securities in
 an unrealized loss position...... $2,275.7  $(148.9)     512     $303.2   $(54.5)      85     $2,578.9  $(203.4)     597
                                   ========  =======      ===     ======   ======       ==     ========  =======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2016 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   299.6    $   303.6
       Due after one year through five years..     1,603.3      1,675.0
       Due after five years through ten years.     2,520.6      2,596.3
       Due after ten years....................     4,570.7      4,990.2
                                                 ---------    ---------
              Subtotal........................     8,994.2      9,565.1
       Residential mortgage-backed............     1,183.7      1,267.3
       Commercial mortgage-backed.............       814.6        825.2
       Other asset-backed.....................       768.5        752.1
                                                 ---------    ---------
              Total...........................   $11,761.0    $12,409.7
                                                 =========    =========

   As of December 31, 2016, $2,258.0 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2016, securities issued by finance and insurance, utilities, consumer--non-cyclical and energy industry groups represented approximately 20.0%, 15.2%, 13.0% and 11.0%, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2016, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2016 and 2015, $7.8 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2016                      2015
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  588.8       36.2%      $  592.4       35.2%
Industrial...........................................       451.7       27.7          464.1       27.6
Office...............................................       380.5       23.4          402.0       24.0
Apartments...........................................       121.4        7.5          133.2        7.9
Mixed use............................................        58.8        3.6           61.7        3.7
Other................................................        25.7        1.6           26.8        1.6
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,626.9      100.0%       1,680.2      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.7)
   Allowance for losses..............................        (3.1)                     (4.2)
                                                         --------                  --------
   Total.............................................    $1,623.1                  $1,675.3
                                                         ========                  ========

                                                                2016                      2015
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
Pacific..............................................    $  438.7       27.0%      $  451.6       26.9%
South Atlantic.......................................       410.8       25.3          454.5       27.0
Middle Atlantic......................................       199.2       12.2          197.2       11.7
West North Central...................................       164.4       10.1          138.0        8.2
East North Central...................................       128.9        7.9          132.4        7.9
Mountain.............................................        96.3        5.9          111.2        6.6
East South Central...................................        75.4        4.6           75.4        4.5
West South Central...................................        61.2        3.8           66.6        4.0
New England..........................................        52.0        3.2           53.3        3.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,626.9      100.0%       1,680.2      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.7)
   Allowance for losses..............................        (3.1)                     (4.2)
                                                         --------                  --------
   Total.............................................    $1,623.1                  $1,675.3
                                                         ========                  ========

   As of December 31, 2016 and 2015, our total mortgage holdings secured by real estate in California was $280.8 million and $298.6 million, respectively, which was 17.3% and 17.8%, respectively, of our total mortgage holdings.

   As of December 31, 2016, all of our commercial mortgage loans were current. As of December 31, 2015, we had $1.3 million of commercial mortgage loans that were 31 to 60 days past due in the office property type and $1,678.9 million of commercial mortgage loans that were current.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   As of December 31, 2016 and 2015, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2016 and 2015.

   As of and for the years ended December 31, 2016 and 2015, we modified or extended three and five commercial mortgage loans, respectively, with a total carrying value of $7.4 million and $11.3 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended December 31:

(Amounts in millions)                                    2016      2015      2014
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    4.2  $    5.9  $    8.6
   Charge-offs........................................     (0.5)     (2.5)       --
   Recoveries.........................................       --        --        --
   Provision..........................................     (0.6)      0.8      (2.7)
                                                       --------  --------  --------
   Ending balance..................................... $    3.1  $    4.2  $    5.9
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    3.1  $    4.2  $    5.9
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,626.9  $1,680.2  $1,659.1
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,626.9  $1,680.2  $1,659.1
                                                       ========  ========  ========

   As of December 31, 2016 and 2015, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                          2016
                               ----------------------------------------------------------
                                                                        Greater
(Amounts in millions)          0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------          -------- --------- --------- ---------- --------- --------
Property type:
   Retail.....................  $189.6   $151.6    $247.6     $  --       $--    $  588.8
   Industrial.................   189.1    133.9     126.5       2.2        --       451.7
   Office.....................   102.4     50.4     226.4       1.3        --       380.5
   Apartments.................    43.7     25.7      47.1       4.9        --       121.4
   Mixed use..................    24.9     18.8      15.1        --        --        58.8
   Other......................     8.6       --      17.1        --        --        25.7
                                ------   ------    ------     -----       ---    --------
   Total recorded investment..  $558.3   $380.4    $679.8     $ 8.4       $--    $1,626.9
                                ======   ======    ======     =====       ===    ========
% of total....................    34.3%    23.4%     41.8%      0.5%       --%      100.0%
                                ======   ======    ======     =====       ===    ========
Weighted-average debt service
  coverage ratio..............    2.40     1.74      1.63      1.08        --        1.92
                                ======   ======    ======     =====       ===    ========

                                                            2015
                               --------------------------------------------------------------
                                                                          Greater
(Amounts in millions)          0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%/(1)/   Total
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $179.9   $122.8    $287.3     $ 1.8        $ 0.6      $  592.4
   Industrial.................   198.5    113.8     148.3       1.2          2.3         464.1
   Office.....................   124.8     77.5     174.6      23.8          1.3         402.0
   Apartments.................    45.8     18.0      53.6      15.8           --         133.2
   Mixed use..................    13.7     22.4      21.9       3.7           --          61.7
   Other......................     9.3       --      17.5        --           --          26.8
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $572.0   $354.5    $703.2     $46.3        $ 4.2      $1,680.2
                                ======   ======    ======     =====        =====      ========
% of total....................    34.0%    21.1%     41.9%      2.8%         0.2%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.71      1.57      1.26         0.21          1.79
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $1.3 million of loans past due and not individually impaired and $2.9 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 128.0%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2016
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 4.8        $ 56.7      $120.7      $239.4     $167.2   $  588.8
   Industrial..................       3.8          63.1        66.9       166.4      151.5      451.7
   Office......................      22.7          19.9         8.5       219.9      109.5      380.5
   Apartments..................      13.1          12.8         7.4        54.3       33.8      121.4
   Mixed use...................       0.6           3.5         3.2        23.3       28.2       58.8
   Other.......................        --          12.4         5.3         4.6        3.4       25.7
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $45.0        $168.4      $212.0      $707.9     $493.6   $1,626.9
                                    =====        ======      ======      ======     ======   ========
% of total.....................       2.8%         10.4%       13.0%       43.5%      30.3%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      58.8%         59.4%       58.1%       58.8%      44.1%      54.3%
                                    =====        ======      ======      ======     ======   ========

                                                                 2015
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $10.5        $ 39.4      $151.8      $268.3     $122.4   $  592.4
   Industrial..................      23.0          82.7        48.2       206.0      104.2      464.1
   Office......................      13.8          31.6        71.4       216.1       69.1      402.0
   Apartments..................       3.6          26.5        30.1        35.3       37.7      133.2
   Mixed use...................       0.8           6.2         4.4        26.5       23.8       61.7
   Other.......................        --          12.0         6.6         0.5        7.7       26.8
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $51.7        $198.4      $312.5      $752.7     $364.9   $1,680.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       3.1%         11.8%       18.6%       44.8%      21.7%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      61.9%         63.3%       59.5%       57.2%      40.6%      54.9%
                                    =====        ======      ======      ======     ======   ========

   As of December 31, 2016 and 2015, we did not have any floating rate commercial mortgage loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                    2016                      2015
                                          ------------------------  ------------------------
(Amounts in millions)                     Carrying value % of total Carrying value % of total
---------------------                     -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary..    $  672.4       58.6%      $  613.1       49.0%
Trading securities.......................       259.1       22.6          442.3       35.4
Securities lending collateral............        89.0        7.8           95.7        7.7
Derivatives..............................        72.7        6.3           35.0        2.8
Limited partnerships.....................        41.1        3.6           50.2        4.0
Short-term investments...................         8.5        0.7           10.3        0.8
Real estate owned........................         3.3        0.3            3.3        0.3
Other investments........................         0.5        0.1            0.7         --
                                             --------      -----       --------      -----
   Total other invested assets...........    $1,146.6      100.0%      $1,250.6      100.0%
                                             ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                     Derivative assets            Derivative liabilities
                                               ------------------------------ ------------------------------
                                                   Balance        Fair value     Balance        Fair value
                                                    sheet         -----------     sheet        -------------
(Amounts in millions)                           classification    2016  2015  classification    2016   2015
---------------------                          --------------     ----- ----- --------------   ------ ------
Derivatives not designated as hedges
                                                 Other invested                      Other
Interest rate swaps...........................       assets       $ 0.2 $ 0.7     liabilities  $   -- $  0.2
                                                 Other invested                      Other
Credit default swaps..........................       assets          --   0.1     liabilities      --     --
                                                 Other invested                      Other
Equity index options..........................       assets        72.0  28.3     liabilities      --    0.3
                                                 Other invested                      Other
Financial futures.............................       assets          --    --     liabilities      --     --
                                                 Other invested                      Other
Equity return swaps...........................       assets          --   2.1     liabilities     1.1     --
                                                 Other invested                      Other
Limited guarantee.............................       assets         0.5   3.8     liabilities      --     --
                                                                                     Other
Reinsurance embedded derivatives..............  Other assets/(1)/    --  38.9     liabilities      --     --
                                                                                 Policyholder
                                                   Reinsurance                      account
GMWB embedded derivatives.....................  recoverable/(2)/   13.3  14.1    balances/(3)/  261.0  305.1
                                                                                 Policyholder
                                                                                    account
Fixed index annuity embedded derivatives......    Other assets       --    --    balances/(4)/  341.0  338.6
                                                                                 Policyholder
                                                                                    account
Indexed universal life embedded derivatives...    Other assets       --    --    balances/(5)/   11.5   10.0
                                                                  ----- -----                  ------ ------
   Total derivatives not designated as hedges.                     86.0  88.0                   614.6  654.2
                                                                  ----- -----                  ------ ------
   Total derivatives..........................                    $86.0 $88.0                  $614.6 $654.2
                                                                  ===== =====                  ====== ======

--------
/(1)/ Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/ Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/ Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/ Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(5)/ Represents the embedded derivatives associated with our indexed universal life liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              Maturities/  December 31,
(Notional in millions)                Measurement December 31, 2015 Additions terminations     2016
----------------------                ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
Interest rate swaps..................  Notional       $  257.9      $     --   $  (253.0)    $    4.9
Credit default swaps.................  Notional           10.0            --          --         10.0
Equity index options.................  Notional        1,058.3       3,272.1    (1,934.9)     2,395.5
Financial futures....................  Notional        1,098.7       5,854.1    (5,764.1)     1,188.7
Equity return swaps..................  Notional          123.4         357.2      (330.6)       150.0
Limited guarantee....................  Notional          250.0            --          --        250.0
Reinsurance embedded derivative......  Notional          676.7            --      (375.2)       301.5
                                                      --------      --------   ---------     --------
   Total derivatives.................                 $3,475.0      $9,483.4   $(8,657.8)    $4,300.6
                                                      ========      ========   =========     ========

                                                                              Maturities/  December 31,
(Number of policies)                  Measurement December 31, 2015 Additions terminations     2016
--------------------                  ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
GMWB embedded derivatives............  Policies        31,442           --       (2,534)      28,908
Fixed index annuity embedded
  derivatives........................  Policies        17,210          666         (577)      17,299
Indexed universal life embedded
  derivatives........................  Policies           982          167          (75)       1,074

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2016, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                         2016   2015  2014
---------------------                                                                        -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $68.3  $63.6  $19.5
Current period increases (decreases) in fair value, net of deferred taxes of $(3.2), $(2.9)
  and $(23.8)...............................................................................   6.0    5.3   44.1
Reclassification to net loss, net of deferred taxes of $0.9, $0.3 and $0.2..................  (1.8)  (0.6)    --
                                                                                             -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $72.5  $68.3  $63.6
                                                                                             =====  =====  =====

   Derivatives qualifying as effective accounting hedges totaled $72.5 million, $68.3 million and $63.6 million, net of taxes, for the years ended December 31, 2016, 2015 and 2014, respectively, related to our investment in GLICNY. The $72.5 million, net of taxes, recorded in stockholder's equity as of December 31, 2016 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net loss during the years ended December 31, 2016, 2015 and 2014 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (ii) other instruments to hedge various fair value exposures of investments.

   There were no pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2016, 2015 and 2014.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following table provides the pre-tax gain (loss) recognized in net loss for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                         Classification of gain (loss) recognized
(Amounts in millions)                            2016    2015     2014                 in net loss
---------------------                          -------  ------  -------  ----------------------------------------
Interest rate swaps........................... $  15.1  $  0.6  $  10.2       Net investment gains (losses)
Credit default swaps..........................      --      --      0.1       Net investment gains (losses)
Equity index options..........................    11.8   (23.6)   (28.0)      Net investment gains (losses)
Financial futures.............................  (101.6)  (31.5)    72.5       Net investment gains (losses)
Equity return swaps...........................    (3.7)    0.1      5.2       Net investment gains (losses)
Limited guarantee.............................    (3.3)   (1.4)     5.2       Net investment gains (losses)
Reinsurance embedded derivative...............    42.3    (1.3)    (4.1)      Net investment gains (losses)
GMWB embedded derivatives.....................    68.5   (21.6)  (126.9)      Net investment gains (losses)
Fixed index annuity embedded derivatives......   (22.0)   (7.1)   (26.8)      Net investment gains (losses)
Indexed universal life embedded derivatives...     9.7     6.5     (1.0)      Net investment gains (losses)
                                               -------  ------  -------
   Total derivatives not designated as hedges. $  16.8  $(79.3) $ (93.6)
                                               =======  ======  =======

   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2016                                     2015
                                                --------------------------------------   --------------------------------------
                                                Derivatives   Derivatives        Net     Derivatives   Derivatives        Net
(Amounts in millions)                           assets/(1)/ liabilities/(2)/ derivatives assets/(1)/ liabilities/(2)/ derivatives
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 72.2        $  1.1         $ 71.1      $ 32.0        $  0.5         $ 31.5
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------        ------         ------
   Net amounts presented in the balance
     sheet.....................................     72.2           1.1           71.1        32.0           0.5           31.5
Gross amounts not offset in the balance sheet:
   Financial instruments/(3)/..................     (1.1)         (1.1)            --        (0.5)         (0.5)            --
   Collateral received.........................    (21.6)           --          (21.6)      (17.6)           --          (17.6)
   Collateral pledged..........................       --         (45.8)          45.8          --         (52.6)          52.6
Over collateralization.........................       --          45.8          (45.8)        0.1          52.6          (52.5)
                                                  ------        ------         ------      ------        ------         ------
Net amount.....................................   $ 49.5        $   --         $ 49.5      $ 14.0        $   --         $ 14.0
                                                  ======        ======         ======      ======        ======         ======

--------
/(1)/Does not include any amounts related to accruals on derivatives classified as other assets as of December 31, 2016. Included $0.8 million of accruals on derivatives classified as other assets as of December 31, 2015. Does not include amounts related to embedded derivatives as of December 31, 2016 and 2015.
/(2)/Does not include any amounts related to accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives as of December 31, 2016 and 2015.
/(3)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2016 and 2015, we could have been allowed to claim $49.5 million and $14.0 million, respectively. The chart above excludes embedded derivatives and limited guarantee as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2016                        2015
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures after one year through five years..  $10.0    $--       $--      $10.0    $0.1      $--
                                                -----    ---       ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $--       $--      $10.0    $0.1      $--
                                                =====    ===       ===      =====    ====      ===

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2016      2015      2014
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,345.5  $2,842.3  $2,818.3
   Costs deferred.................................................     58.8     142.6     198.7
   Amortization, net of interest accretion........................   (301.5)   (185.3)   (174.7)
   Impairment.....................................................       --    (454.1)       --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  2,102.8   2,345.5   2,842.3
   Accumulated effect of net unrealized investment (gains) losses.   (146.7)   (105.8)   (198.5)
                                                                   --------  --------  --------
Balance as of December 31......................................... $1,956.1  $2,239.7  $2,643.8
                                                                   ========  ========  ========

   In 2016, as part of our annual review of assumptions, we increased DAC amortization for our universal and term universal life insurance products by $82.1 million reflecting updated assumptions primarily for mortality experience in older age populations, partially offset by updated assumptions related to future policy changes. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

mortality and other refinements as well as corrections related to reinsurance inputs. See note 7 for additional information regarding amortization of DAC related to reinsurance transactions with related parties.

   We regularly review DAC to determine if it is recoverable from future income. In 2016, we performed our loss recognition testing and determined that we had a premium deficiency in our fixed immediate annuity products. The results of the test were primarily driven by the low interest rate environment in 2016. As a result, we wrote off the entire DAC balance for our fixed immediate annuity products of $5.7 million through amortization and increased our future policy benefit reserves by $9.0 million. As of December 31, 2016, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

   In 2015, we entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life"). Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. We initially ceded premiums of $325.7 million and reserves of $330.5 million of certain term life insurance products under this agreement. In connection with entering into the Master Agreement in 2015, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                        2016                     2015
                                               ----------------------   ----------------------
                                                 Gross                    Gross
                                                carrying   Accumulated   carrying   Accumulated
(Amounts in millions)                          amount/(1)/ amortization amount/(1)/ amortization
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $625.6      $(479.8)     $630.6      $(492.5)
Capitalized software..........................    127.3       (112.1)      134.3       (113.1)
Deferred sales inducements to contractholders.     66.5        (40.5)       68.8        (35.6)
Other.........................................      3.8         (3.8)        2.5         (2.5)
                                                 ------      -------      ------      -------
   Total......................................   $823.2      $(636.2)     $836.2      $(643.7)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2016, 2015 and 2014 was $(2.7) million, $30.7 million and $17.2 million, respectively. Amortization expense related to deferred sales inducements of $4.9 million, $4.2 million and $4.3 million, respectively, for the years ended December 31, 2016, 2015 and 2014 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2016    2015     2014
---------------------                                              ------  ------  -------
Unamortized balance as of January 1............................... $198.6  $218.3  $ 221.6
   Amortization...................................................    2.0   (32.5)   (15.9)
   Interest accreted at 5.22%, 6.14% and 5.73%....................   10.7    12.8     12.6
                                                                   ------  ------  -------
Unamortized balance as of December 31.............................  211.3   198.6    218.3
   Accumulated effect of net unrealized investment (gains) losses.  (65.5)  (60.5)  (139.1)
                                                                   ------  ------  -------
Balance as of December 31......................................... $145.8  $138.1  $  79.2
                                                                   ======  ======  =======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. As of December 31, 2016, we believe all of our businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2016 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                           2017................ 14.8%
                           2018................  9.3%
                           2019................  8.4%
                           2020................  7.6%
                           2021................  7.1%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   During 2014, in connection with our strategic planning process, we revisited our prior strategy of focusing on term life insurance, given the capital-intensive nature of the product and our revised capital plan. We were in the process of transitioning to higher return permanent products, including universal life insurance, indexed universal life insurance and linked-benefit products. Given this transition, our annual sales projections included in the determination of fair value for our life insurance reporting unit were significantly lower than sales levels expected in the prior year's goodwill testing analysis. In addition, negative actions taken by rating agencies and suspension of sales by certain distributors, placed further strain on our annual sales projections. The uncertainty associated with the level and value of new business that a market participant would place on our life insurance business resulted in concluding the goodwill balance was no longer recoverable. Based on all these factors the fair value of projected new business for our life insurance reporting unit was less than the carrying value and we recorded a goodwill impairment of $303.9 million during 2014 reducing the goodwill balance to zero.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2016, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   In February 2016, as part of restructuring Genworth's U.S. life insurance business, Genworth announced an initiative to repatriate existing reinsured business from Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. After receiving regulatory approval, on October 1, 2016, the repatriation was completed through the merger of BLAIC with and into GLIC, our parent, with GLIC being the surviving company. As a result of this repatriation, we recaptured all of our term and universal life insurance policies previously ceded to BLAIC, an affiliate, which primarily increased policy fees and other income $318.1 million with a proportionate increase in benefits and other changes in reserves. In addition, subsequent to the recapture, an embedded derivative associated with our universal life insurance products was terminated which resulted in a gain of $42.6 million that was recorded in net investment gains (losses).

   In 2016, we also recaptured certain universal life insurance policies previously ceded to GLIC and certain linked-benefit products were recaptured by GLIC that we had previously assumed. As a result of these reinsurance transactions, we initially recorded higher policy fees and other income of approximately $403.0 million, higher acquisition and operating expenses of approximately $298.0 million and we wrote off deferred acquisition costs of approximately $50.8 million. These reinsurance recaptures resulted in an after-tax gain of approximately $45.7 million. Additionally, in satisfaction of the $298.0 million net recapture settlement, we transferred fixed maturity securities with a book value of $276.2 million to GLIC, resulting in an after-tax gain of $14.2 million. These affiliated non-cash recapture gains were recorded in additional paid-in capital as deemed capital contributions in 2016. See note 12, supplemental cash flow information, for other non-cash transactions.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. As of December 31, 2016 and 2015, we had reserves of $1,258.9 million and $1,625.9 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2016 and 2015, we had reinsurance recoverables of $232.6 million and $321.4 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $775.7 million and $18.2 million, respectively, as of December 31, 2016 and $724.1 million and $29.3 million, respectively, as of December 31, 2015 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   Effective January 1, 2015, GLAIC recaptured certain term life insurance policies previously ceded to River Lake VIII. Subsequent to the recapture, GLAIC entered into a new coinsurance agreement with River Lake VIII to effectively cede the same term life insurance policies previously recaptured. River Lake VIII simultaneously entered into a monthly renewable term reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from GLAIC.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2016 and 2015, we had $1,739.4 million and $1,888.7 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2016 and 2015, we had a reinsurance recoverable of $6,001.1 million and $6,127.6 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2016         2015         2014
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 502,208.9  $ 524,686.6  $ 537,386.1
 Amounts assumed from other companies..   135,988.1    139,439.1    140,815.1
 Amounts ceded to other companies/(1)/.  (554,261.6)  (478,002.5)  (451,176.8)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $  83,935.4  $ 186,123.2  $ 227,024.4
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...       162.0%        74.9%        62.0%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                       Earned
                                     -------------------------  -----------------------------
(Amounts in millions)                  2016     2015     2014       2016       2015     2014
---------------------                -------  -------  -------  -------      -------  -------
Direct.............................. $ 837.7  $ 882.9  $ 922.3  $ 838.6      $ 884.2  $ 924.3
Assumed.............................   156.5    156.7    156.7    156.6        156.7    156.7
Ceded...............................  (980.9)  (499.1)  (448.8)  (981.6)      (500.0)  (449.8)
                                     -------  -------  -------  -------      -------  -------
Net premiums........................ $  13.3  $ 540.5  $ 630.2  $  13.6      $ 540.9  $ 631.2
                                     =======  =======  =======  =======      =======  =======
Percentage of amount assumed to net.                                 NM/(1)/    29.0%    24.8%
                                                                =======      =======  =======

--------
/(1)/We define "NM" as not meaningful for percentages greater than 200%.

   See note 5 for a discussion on impact of new reinsurance treaty on ceded premiums.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $996.2 million, $1,106.6 million and $1,228.2 million during 2016, 2015 and 2014, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption     2016     2015
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.00% - 8.00% $4,859.7 $4,939.7
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,455.8  2,582.6
Annuity contracts with life contingencies.......    /(1)/   1.00% - 8.00%  1,361.7  1,440.9
Accident and health insurance contracts.........    /(3)/   3.50% - 6.00%    114.0    121.5
Supplementary contracts with life contingencies.    /(1)/   1.00% - 8.00%     67.9     62.0
                                                                          -------- --------
   Total future policy benefits.................                          $8,859.1 $9,146.7
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, the 1983 Group Annuitant Mortality Table, the 1983 Individual Annuitant Mortality Table, the Annuity 2000 Mortality Table or the 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, the 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or the 2000
     U.S. Annuity Table.

   We regularly review our assumptions and perform loss recognition testing at least annually. In 2016, we performed our loss recognition testing and determined that we had a premium deficiency in our fixed immediate annuity products. The results of the test were primarily driven by the low interest rate environment in 2016. As a result, we wrote off the entire DAC balance for our fixed immediate annuity products of $5.7 million through

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

amortization and increased our future policy benefit reserves by $9.0 million. The 2015 tests did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for these products.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (Amounts in millions)                                 2016      2015
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 4,419.6 $ 4,456.8
    Structured settlements without life contingencies..     835.9     903.9
    FABNs, funding agreements and GICs.................       5.3       5.5
    Supplementary contracts without life contingencies.     465.2     491.9
    Variable universal life insurance contracts........      15.9      16.1
                                                        --------- ---------
       Total investment contracts......................   5,741.9   5,874.2
    Universal life insurance contracts.................   6,211.4   6,427.1
                                                        --------- ---------
       Total policyholder account balances............. $11,953.3 $12,301.3
                                                        ========= =========

   In 2016, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $202.2 million for our universal and term universal life insurance products, reflecting updated assumptions primarily for mortality experience in older age populations. In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $15.0 million of common stock related to our membership as of December 31, 2016 and 2015 which was included in equity securities. We have a letter of credit with an FHLB which has not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. We did not have any outstanding funding agreements issued to the FHLB as of December 31, 2016 and 2015. We have one letter of credit of $28.2 million and three letters of credit of $582.8 million related to the FHLB as of December 31, 2016 and 2015, respectively, for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. These letters of credit were collateralized by fixed maturity securities with a fair value of $45.1 million and $622.9 million as of December 31, 2016 and 2015, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2016     2015
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,168.6 $2,301.5
   Net amount at risk...................................................... $    3.4 $    4.4
   Average attained age of contractholders.................................       73       73
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,297.8 $2,516.7
   Net amount at risk...................................................... $  154.1 $  178.4
   Average attained age of contractholders.................................       74       74
Account values with living benefit guarantees:
   GMWBs................................................................... $2,405.5 $2,700.1
   Guaranteed annuitization benefits....................................... $1,145.5 $1,147.6

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2016 and 2015, our total liability associated with variable annuity contracts with minimum guarantees was approximately
$5,135.6 million and $5,510.3 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $89.0 million and $71.3 million as of December 31, 2016 and 2015, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2016 and 2015, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $663.4 million and $666.7 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2016     2015
                    ---------------------  -------- --------
                     Balanced funds....... $2,780.4 $3,011.6
                     Equity funds.........  1,116.6  1,215.1
                     Bond funds...........    478.2    498.1
                     Money market funds...     80.1     77.3
                                           -------- --------
                        Total............. $4,455.3 $4,802.1
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


(9) Liability for Policy and Contract Claims

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

      (Amounts in millions)                                  2016   2015
      ---------------------                                 ------ ------
      Life insurance....................................... $205.4 $191.3
      Fixed annuities......................................    8.4   12.2
      Accident and health insurance contracts..............   46.6   42.9
      Runoff...............................................    7.2    8.2
                                                            ------ ------
         Total liability for policy and contract claims.... $267.6 $254.6
                                                            ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2016     2015     2014
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 254.6  $ 245.8  $ 247.6
       Less reinsurance recoverables..........  (127.3)  (112.4)  (125.7)
                                               -------  -------  -------
          Net balance as of January 1.........   127.3    133.4    121.9
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   703.6    810.8    888.3
          Prior years.........................    16.9      8.4     14.9
                                               -------  -------  -------
              Total incurred..................   720.5    819.2    903.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (663.0)  (736.8)  (796.5)
          Prior years.........................   (72.3)   (88.5)   (95.2)
                                               -------  -------  -------
              Total paid......................  (735.3)  (825.3)  (891.7)
                                               -------  -------  -------
          Net balance as of December 31.......   112.5    127.3    133.4
       Add reinsurance recoverables...........   155.1    127.3    112.4
                                               -------  -------  -------
       Ending balance as of December 31....... $ 267.6  $ 254.6  $ 245.8
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2016

   For 2016, the increase in the ending liability for policy and contract claims was primarily related to our life insurance business largely driven by higher frequency and severity of claims in 2016.

   In 2016, the incurred amount of $16.9 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity in 2016.

2015

   For 2015, the increase in the ending liability for policy and contract claims was primarily related to our life insurance business largely driven by higher frequency and severity of claims in 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

2014

   For 2014, the increase in incurred losses was primarily related to our life insurance business largely driven by unfavorable mortality in 2014 compared to favorable mortality in 2013.

   In 2014, we strengthened prior year reserves by $14.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.0 million from $178.1 million as of December 31, 2013 primarily due to unfavorable mortality and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $2.9 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

(10) Non-Recourse Funding Obligations

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (Amounts in millions)
                ---------------------
                Issuance                        2016     2015
                --------                       ------  --------
                River Lake I, due 2033/(1)/... $   --  $  600.0
                River Lake I, due 2033/(2)/...     --     404.6
                River Lake II, due 2035/(1)/..     --     300.0
                River Lake II, due 2035/(2)/..     --     494.8
                Rivermont I, due 2050/(1)/....  315.0     315.0
                                               ------  --------
                   Subtotal...................  315.0   2,114.4
                   Deferred borrowing charges.   (4.6)    (16.2)
                                               ------  --------
                   Total...................... $310.4  $2,098.2
                                               ======  ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   These surplus notes bear a floating rate of interest and have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2016 and 2015, the fair value of this derivative was $0.5 million and $3.8 million, respectively.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2016, in connection with a life block transaction, River Lake I redeemed $1,004.6 million of its outstanding floating rate subordinated notes due in 2033 and River Lake II redeemed $794.8 million of its outstanding floating rate subordinated notes due in 2035 for a pre-tax loss of approximately $9.0 million from the write-off of deferred borrowing costs.

   During 2015, River Lake I repaid $30.6 million of its total outstanding floating rate subordinated notes due in 2033 and River Lake II repaid
$36.8 million of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2016 and 2015 were 2.8% and 1.8%, respectively.

(11) Income Taxes

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (Amounts in millions)                            2016     2015    2014
    ---------------------                          -------  -------  ------
    Current federal income taxes.................. $ 121.9  $ (23.9) $ 31.7
    Deferred federal income taxes.................  (157.2)  (184.2)  (20.9)
                                                   -------  -------  ------
       Total federal income taxes.................   (35.3)  (208.1)   10.8
                                                   -------  -------  ------
    Current state income taxes....................    (0.1)    (1.2)    1.5
    Deferred state income taxes...................     0.8     (1.9)   (0.8)
                                                   -------  -------  ------
       Total state income taxes...................     0.7     (3.1)    0.7
                                                   -------  -------  ------
       Total provision (benefit) for income taxes. $ (34.6) $(211.2) $ 11.5
                                                   =======  =======  ======

   As of December 31, 2016 and 2015, the current federal income tax receivable was $15.8 million and $5.0 million, respectively, and was included in other assets in the consolidated balance sheets. As of December 31, 2016 and 2015, the current state income tax payable was $0.1 million and $0.2 million, respectively, and was included in other liabilities in the consolidated balance sheets.

   In 2016, we recorded $36.1 million in retained earnings as a deemed dividend related to a reimbursement of amounts primarily related to liabilities for tax contingency reserves previously assumed and paid by Genworth North America Corporation ("GNA"), our indirect parent, under our Tax Assumption Agreement. In 2014, we identified adjustments to liabilities related to tax contingency reserves by GNA that increased our additional paid-in capital by $1.4 million. In 2016 and 2015, there were no adjustments to liabilities related to tax contingency reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(Amounts in millions)                                            2016           2015            2014
---------------------                                       -------------  -------------  --------------
Pre-tax loss before equity in net income of unconsolidated
  subsidiary............................................... $(113.2)       $(577.4)       $(204.5)
                                                            =======        =======        =======
Statutory U.S. federal income tax rate..................... $ (39.6) 35.0% $(202.1) 35.0% $ (71.6)  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect......     0.5  (0.4)    (2.0)  0.3      0.5   (0.2)
   Write-off of deferred taxes.............................     9.0  (8.0)     1.2  (0.2)    (7.1)   3.5
   Benefit on tax favored investments......................    (7.6)  6.7    (10.8)  1.9    (16.9)   8.2
   Non-deductible goodwill.................................      --    --       --    --    106.4  (52.0)
   Valuation allowance.....................................     2.9  (2.6)    (1.2)  0.2       --     --
   Other, net..............................................     0.2  (0.2)     3.7  (0.6)     0.2    0.1
                                                            -------  ----  -------  ----  -------  -----
Effective rate............................................. $ (34.6) 30.6% $(211.2) 36.6% $  11.5   (5.4)%
                                                            =======  ====  =======  ====  =======  =====

   For the year ended December 31, 2016, the decrease in the effective tax rate was primarily attributable to the write-off of unsupported tax balances and a valuation allowance on foreign tax credits that we no longer expect to realize. This decrease was partially offset by the effect of tax favored investment benefits on a lower pre-tax loss in 2016 compared to 2015. For the year ended December 31, 2015, the increase in the effective tax rate was primarily attributable to an impairment of non-deductible goodwill in 2014 that did not recur.

   The components of the net deferred income tax liability were as follows as of December 31:

      (Amounts in millions)                              2016     2015
      ---------------------                             ------  --------
      Assets:
         Accrued expenses.............................. $ 11.5  $    8.6
         Net operating loss carryforwards..............   12.3     437.1
         Foreign tax credit carryforwards..............    2.1       5.0
         State income taxes............................    7.8       8.6
         Other.........................................     --       7.0
                                                        ------  --------
             Gross deferred income tax assets..........   33.7     466.3
             Valuation allowance.......................  (15.2)    (12.3)
                                                        ------  --------
             Total deferred income tax assets..........   18.5     454.0
                                                        ------  --------
      Liabilities:
         Investments...................................    8.8       3.5
         Insurance reserves............................  203.7     720.6
         Net unrealized gains on investment securities.   89.6      63.5
         PVFP..........................................   82.9      76.3
         DAC...........................................  526.0     584.5
         Other.........................................   10.3       6.6
                                                        ------  --------
             Total deferred income tax liabilities.....  921.3   1,455.0
                                                        ------  --------
             Net deferred income tax liability......... $902.8  $1,001.0
                                                        ======  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The above valuation allowance of $15.2 million and $12.3 million as of December 31, 2016 and 2015, respectively, related to a specific federal separate tax return net operating loss, foreign tax credits that we no longer expect to realize and other deferred tax assets. The increase in the valuation allowance related primarily to judgments regarding the future realization of deferred tax assets. Based on our analysis, we believe it is more likely than not that the results of future operations will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

   Net operating loss carryforwards amounted to $35.2 million as of December 31, 2016, and if unused, will expire beginning in 2021. Foreign tax credit carryforwards amounted to $2.1 million as of December 31, 2016, and if unused will begin to expire in 2021.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (Amounts in millions)                          2016   2015   2014
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 7.1  $ 9.6  $ 9.8
       Tax positions related to the current period:
          Gross additions...........................    --    0.8    1.8
          Gross reductions..........................  (1.7)  (1.6)    --
       Tax positions related to the prior years:
          Gross reductions..........................    --   (1.7)  (2.0)
                                                     -----  -----  -----
       Balance as of December 31.................... $ 5.4  $ 7.1  $ 9.6
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $5.4 million as of December 31, 2016, of which $3.8 million, if recognized, would affect the effective rate on operations. We believe that it is reasonably possible that the liability related to the federal tax loss contingency may change approximately $0.7 million within the next 12 months.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2016, 2015 and 2014, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2016 and 2015.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2012. Any exposure with respect to these pre-2013 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

(12) Supplemental Cash Flow Information

   Net cash (paid) received for taxes was $(132.7) million, $(48.5) million and $18.5 million for the years ended December 31, 2016, 2015 and 2014, respectively. Cash paid for interest primarily related to our non-recourse funding obligations of $54.5 million, $81.2 million and $80.0 million for the years ended December 31, 2016, 2015 and 2014, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   For a discussion of capital contributions and related transactions, see notes 11 and 16. For information regarding non-cash transactions related to reinsurance transactions with related parties, see note 7.

   The following table details our non-cash transactions for the years ended December 31:

(Amounts in millions)                                                  2016 2015  2014
---------------------                                                  ---- ---- -----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $--  $0.9 $(1.5)
                                                                       ---  ---- -----
   Total non-cash transactions........................................ $--  $0.9 $(1.5)
                                                                       ===  ==== =====

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated
$103.4 million, $150.3 million and $141.1 million for the years ended
December 31, 2016, 2015 and 2014, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $25.2 million, $28.2 million and $35.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $14.9 million, $15.9 million and $16.1 million to Genworth in 2016, 2015 and 2014, respectively, for investment-related services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2016, 2015 and 2014, we incurred no interest expense under this agreement. For the years ended December 31, 2016, 2015 and 2014, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2016 and 2015, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2016 and 2015, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $9.3 million and $6.8 million as of December 31, 2016 and 2015, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2016 and 2015 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2016 and 2015, we recorded $0.5 million and $24.5 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates. For the year ended December 31, 2014, we did not sell any securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2016 and 2015, Newco leased buildings to affiliates and we recognized $4.5 million and $4.4 million, respectively, in rental income related to these lease arrangements.

   See note 7 for additional information related to reinsurance transactions with related parties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2016
                     -                       ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,623.1 $1,654.3   $--    $ --   $1,654.3
   Other invested assets....................     /(1)/       17.1     19.5    --     8.5       11.0
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.4    185.7    --      --      185.7
   Investment contracts.....................     /(1)/    5,741.9  6,033.7    --     5.1    6,028.6
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   35.0            --       --    --      --         --

                                                                       2015
                                             --------------------------------------------------------
                                                                               Fair value
                                             Notional     Carrying  ---------------------------------
(Amounts in millions)                         amount       amount    Total   Level 1 Level 2 Level 3
---------------------                        --------    --------   -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,675.3   $1,751.2   $--    $  --  $1,751.2
   Other invested assets....................     /(1)/       20.3//     21.5    --     10.3      11.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,098.2//  1,532.6    --       --   1,532.6
   Investment contracts.....................     /(1)/    5,874.2//  6,250.1    --      5.2   6,244.9
Other firm commitments:
   Commitments to fund limited partnerships.   13.2            --         --    --       --        --
   Ordinary course of business lending
     commitments............................    8.7            --         --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The fair value of fixed maturity, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or third-party broker provided prices ("broker quotes"), which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2016, 2015 and 2014

security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote for public or private fixed maturity securities. In certain instances, we utilize price caps for broker quoted securities where the estimated market yield results in a valuation that may exceed the amount that we believe would be received in a market transaction. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2016, 2015 and 2014

weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   A summary of the inputs used for our fixed maturity, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

Level 1 measurements

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


Level 2 measurements

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 88.1% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing. Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2016:

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association
                                                                                          ("BMA") OAS, Treasury Curve, Agency
U.S. government, agencies and                      Price quotes from trading desk,        Bullet Curve, maturity to issuer
 government-sponsored enterprises.....   $954.7    broker feeds                           spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......   $624.0    vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................   $158.4    market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $4,908.9    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,512.5    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,263.2    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                                                          year, tranche type, original credit
                                                   Multi-dimensional attribute-based      ratings, weighted-average life, cash
                                                   modeling systems, pricing matrix,      flows, spreads derived from broker
                                                   spread matrix priced to swap curves,   quotes, bid side prices, spreads to
                                                   Trepp commercial mortgage-backed       daily updated swaps curves, TRACE
Commercial mortgage-backed............   $815.6    securities analytics model             reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $699.2    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.6 million, $220.2 million and $88.2 million, respectively, as of December 31, 2016. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

Level 3 measurements

   Fixed maturity securities

  . Internal models: A portion of our U.S. corporate, non-U.S. corporate and residential mortgage-backed securities are valued using internal models. The primary inputs to the valuation of the bond population

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2016, 2015 and 2014

      include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $957.5 million as of December 31, 2016.

  . Broker quotes: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $196.7 million as of December 31, 2016.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2016 and 2015, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $62.1 million and $67.8 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2016, 2015 and 2014

exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   Fixed index annuity embedded derivatives

   We have fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We have indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2016, 2015 and 2014

at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                       2016
                                                                       -------------------------------------
(Amounts in millions)                                                    Total   Level 1   Level 2  Level 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   954.7 $     -- $   954.7 $     --
          State and political subdivisions............................     624.0       --     624.0       --
          Non-U.S. government.........................................     169.0       --     169.0       --
          U.S. corporate:
             Utilities................................................   1,067.6       --     822.4    245.2
             Energy...................................................     614.9       --     562.8     52.1
             Finance and insurance....................................   1,167.0       --     985.4    181.6
             Consumer--non-cyclical...................................     885.9       --     857.2     28.7
             Technology and communications............................     528.5       --     528.5       --
             Industrial...............................................     245.7       --     245.7       --
             Capital goods............................................     534.8       --     503.3     31.5
             Consumer--cyclical.......................................     339.3       --     270.2     69.1
             Transportation...........................................     321.6       --     263.3     58.3
             Other....................................................     163.1       --      90.3     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,868.4       --   5,129.1    739.3
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     123.3       --      41.6     81.7
             Energy...................................................     246.7       --     193.8     52.9
             Finance and insurance....................................     399.5       --     354.6     44.9
             Consumer--non-cyclical...................................     133.6       --      88.3     45.3
             Technology and communications............................     188.9       --     176.4     12.5
             Industrial...............................................     189.8       --     173.5     16.3
             Capital goods............................................     118.3       --      69.3     49.0
             Consumer--cyclical.......................................      45.3       --      40.6      4.7
             Transportation...........................................     144.5       --     107.1     37.4
             Other....................................................     359.1       --     355.5      3.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,949.0       --   1,600.7    348.3
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,267.3       --   1,263.2      4.1
          Commercial mortgage-backed..................................     825.2       --     815.6      9.6
          Other asset-backed..........................................     752.1       --     699.2     52.9
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,409.7       --  11,255.5  1,154.2
                                                                       --------- -------- --------- --------
       Equity securities..............................................      53.3     30.1       7.4     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     259.1       --     259.1       --
          Derivative assets:
             Interest rate swaps......................................       0.2       --       0.2       --
             Equity index options.....................................      72.0       --        --     72.0
             Limited guarantee........................................       0.5       --        --      0.5
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      72.7       --       0.2     72.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      89.0       --      89.0       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     420.8       --     348.3     72.5
                                                                       --------- -------- --------- --------
    Reinsurance recoverable/(1)/......................................      13.3       --        --     13.3
    Separate account assets...........................................   6,704.4  6,704.4        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $19,601.5 $6,734.5 $11,611.2 $1,255.8
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


                                                                                       2015
                                                                       -------------------------------------
(Amounts in millions)                                                    Total   Level 1   Level 2  Level 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   961.4 $     -- $   961.4 $     --
          State and political subdivisions............................     612.5       --     612.5       --
          Non-U.S.government..........................................     172.2       --     172.2       --
          U.S. corporate:
             Utilities................................................     805.0       --     601.7    203.3
             Energy...................................................     661.6       --     589.4     72.2
             Finance and insurance....................................   1,133.1       --     957.9    175.2
             Consumer--non-cyclical...................................     796.3       --     771.5     24.8
             Technology and communications............................     471.2       --     471.2       --
             Industrial...............................................     255.6       --     246.7      8.9
             Capital goods............................................     409.0       --     373.2     35.8
             Consumer--cyclical.......................................     436.1       --     349.6     86.5
             Transportation...........................................     289.1       --     250.1     39.0
             Other....................................................     166.4       --      97.6     68.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,423.4       --   4,708.9    714.5
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     127.7       --      61.8     65.9
             Energy...................................................     297.0       --     226.9     70.1
             Finance and insurance....................................     425.7       --     369.8     55.9
             Consumer--non-cyclical...................................     161.1       --     125.7     35.4
             Technology and communications............................     222.1       --     214.6      7.5
             Industrial...............................................     241.0       --     211.0     30.0
             Capital goods............................................     127.7       --      62.3     65.4
             Consumer--cyclical.......................................      56.6       --      51.4      5.2
             Transportation...........................................     137.2       --     113.6     23.6
             Other....................................................     202.5       --     174.9     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,998.6       --   1,612.0    386.6
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,574.0       --   1,543.9     30.1
          Commercial mortgage-backed..................................     777.3       --     771.7      5.6
          Other asset-backed..........................................     908.4       --     519.8    388.6
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,427.8       --  10,902.4  1,525.4
                                                                       --------- -------- --------- --------
       Equity securities..............................................      54.8     38.0       1.0     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     442.3       --     442.3       --
          Derivative assets:
             Interest rate swaps......................................       0.7       --       0.7       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      28.3       --        --     28.3
             Equity return swaps......................................       2.1       --       2.1       --
             Limited guarantee........................................       3.8       --        --      3.8
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      35.0       --       2.9     32.1
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      95.7       --      95.7       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     573.0       --     540.9     32.1
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      38.9       --      38.9       --
    Reinsurance recoverable/(2)/......................................      14.1       --        --     14.1
    Separate account assets...........................................   7,228.9  7,228.9        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $20,337.5 $7,266.9 $11,483.2 $1,587.4
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                 Total realized and
                                                 unrealized gains
                                      Beginning      (losses)
                                       balance   ----------------
                                        as of    Included                                                     Transfer
                                      January 1,  in net   Included                                             into
(Amounts in millions)                    2016      loss     in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                 ---------- --------  -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
         Utilities...................  $  203.3   $  --     $(1.7)   $ 57.5   $  (5.5)   $ --      $  (7.7)    $ 25.5
         Energy......................      72.2      --      (1.8)     10.0        --      --         (7.3)        --
         Finance and
          insurance..................     175.2     0.7      (2.1)     21.0      (5.0)     --         (8.1)      14.2
         Consumer--
          non-cyclical...............      24.8      --       0.8       8.0      (4.9)     --           --         --
         Industrial..................       8.9     1.9       0.1        --        --      --        (10.9)        --
         Capital goods...............      35.8     0.4       0.7       8.7      (4.2)     --         (4.5)       0.7
         Consumer--cyclical..........      86.5     1.8      (0.8)       --      (4.7)     --        (28.0)      14.3
         Transportation..............      39.0      --      (2.4)     24.9        --      --         (3.2)        --
         Other.......................      68.8      --      (2.7)       --        --      --         (3.7)      14.0
                                       --------   -----     -----    ------   -------    ----      -------     ------
         Total U.S. corporate........     714.5     4.8      (9.9)    130.1     (24.3)     --        (73.4)      68.7
                                       --------   -----     -----    ------   -------    ----      -------     ------
   Non-U.S. corporate:
         Utilities...................      65.9      --      (0.6)     21.5      (5.1)     --           --         --
         Energy......................      70.1      --       9.6        --     (16.0)     --        (10.8)        --
         Finance and
          insurance..................      55.9      --        --      10.0      (1.0)     --        (20.0)        --
         Consumer--
          non-cyclical...............      35.4      --       1.5        --      (3.0)     --         (0.7)      12.1
         Technology and
          communications.............       7.5      --        --       7.0      (2.0)     --           --         --
         Industrial..................      30.0      --       2.1        --     (20.9)     --           --        5.1
         Capital goods...............      65.4      --       1.1        --        --      --         (1.9)        --
         Consumer--cyclical..........       5.2      --       0.1        --        --      --         (0.6)        --
         Transportation..............      23.6      --      (1.7)      6.0        --      --           --        9.5
         Other.......................      27.6    (2.4)      1.5        --     (13.2)     --         (0.4)        --
                                       --------   -----     -----    ------   -------    ----      -------     ------
         Total non-U.S.
          corporate..................     386.6    (2.4)     13.6      44.5     (61.2)     --        (34.4)      26.7
                                       --------   -----     -----    ------   -------    ----      -------     ------
   Residential mortgage-backed.......      30.1    (0.1)      0.3        --      (9.1)     --         (3.7)        --
   Commercial mortgage-backed........       5.6      --      (1.6)      0.1        --      --         (2.5)      11.1
   Other asset-backed................     388.6    (1.3)     (0.4)       --      (1.3)     --         (3.1)      14.6
                                       --------   -----     -----    ------   -------    ----      -------     ------
   Total fixed maturity securities...   1,525.4     1.0       2.0     174.7     (95.9)     --       (117.1)     121.1
                                       --------   -----     -----    ------   -------    ----      -------     ------
Equity securities....................      15.8      --        --        --        --      --           --         --
                                       --------   -----     -----    ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
      Equity index options...........      28.3    11.5        --      64.5     (32.3)     --           --         --
      Limited guarantee..............       3.8    (3.3)       --        --        --      --           --         --
                                       --------   -----     -----    ------   -------    ----      -------     ------
      Total derivative assets........      32.1     8.2        --      64.5     (32.3)     --           --         --
                                       --------   -----     -----    ------   -------    ----      -------     ------
   Total other invested assets.......      32.1     8.2        --      64.5     (32.3)     --           --         --
                                       --------   -----     -----    ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/.........      14.1    (2.6)       --        --        --     1.8           --         --
                                       --------   -----     -----    ------   -------    ----      -------     ------
Total Level 3 assets.................  $1,587.4   $ 6.6     $ 2.0    $239.2   $(128.2)   $1.8      $(117.1)    $121.1
                                       ========   =====     =====    ======   =======    ====      =======     ======

                                                                Total gains
                                                                  (losses)
                                                      Ending    included in
                                                     balance      net loss
                                       Transfer       as of     attributable
                                        out of     December 31,  to assets
(Amounts in millions)                 Level 3/(1)/     2016      still held
---------------------                 -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
         Utilities...................   $ (26.2)     $  245.2      $  --
         Energy......................     (21.0)         52.1         --
         Finance and
          insurance..................     (14.3)        181.6        0.2
         Consumer--
          non-cyclical...............        --          28.7         --
         Industrial..................        --            --         --
         Capital goods...............      (6.1)         31.5        0.1
         Consumer--cyclical..........        --          69.1         --
         Transportation..............        --          58.3         --
         Other.......................      (3.6)         72.8         --
                                        -------      --------      -----
         Total U.S. corporate........     (71.2)        739.3        0.3
                                        -------      --------      -----
   Non-U.S. corporate:
         Utilities...................        --          81.7         --
         Energy......................        --          52.9         --
         Finance and
          insurance..................        --          44.9         --
         Consumer--
          non-cyclical...............        --          45.3         --
         Technology and
          communications.............        --          12.5         --
         Industrial..................        --          16.3         --
         Capital goods...............     (15.6)         49.0         --
         Consumer--cyclical..........        --           4.7         --
         Transportation..............        --          37.4         --
         Other.......................      (9.5)          3.6       (0.3)
                                        -------      --------      -----
         Total non-U.S.
          corporate..................     (25.1)        348.3       (0.3)
                                        -------      --------      -----
   Residential mortgage-backed.......     (13.4)          4.1         --
   Commercial mortgage-backed........      (3.1)          9.6         --
   Other asset-backed................    (344.2)         52.9         --
                                        -------      --------      -----
   Total fixed maturity securities...    (457.0)      1,154.2         --
                                        -------      --------      -----
Equity securities....................        --          15.8         --
                                        -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options...........        --          72.0       12.5
      Limited guarantee..............        --           0.5       (3.3)
                                        -------      --------      -----
      Total derivative assets........        --          72.5        9.2
                                        -------      --------      -----
   Total other invested assets.......        --          72.5        9.2
                                        -------      --------      -----
Reinsurance recoverable/(2)/.........        --          13.3       (2.6)
                                        -------      --------      -----
Total Level 3 assets.................   $(457.0)     $1,255.8      $ 6.6
                                        =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities. Most significantly, the majority of the transfers out of Level 3 related to a reclassification of collateralized loan obligation securities previously valued using a broker priced source to now being valued using third-party pricing services.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


                                                      Total
                                                  realized and
                                                unrealized gains
                                     Beginning      (losses)
                                      balance   ----------------
                                       as of    Included                                                    Transfer
                                     January 1,  in net  Included                                             into
(Amounts in millions)                   2015      loss    in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and political
    subdivisions....................  $    5.1   $   --   $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
      Utilities.....................     199.3       --     (3.2)     9.0        --      --         (1.8)        --
      Energy........................      83.8       --     (3.4)      --      (4.1)     --         (4.1)        --
      Finance and insurance.........     117.5      0.5     (1.9)    35.0        --      --         (4.5)      36.6
      Consumer--non-cyclical........      46.8       --      0.1       --        --      --        (12.0)        --
      Industrial....................        --       --     (0.1)     9.0        --      --           --         --
      Capital goods.................      32.3      0.1     (1.6)     7.8      (2.8)     --           --         --
      Consumer--cyclical............     124.2       --     (4.8)    20.0        --      --         (4.9)       0.5
      Transportation................      68.4       --     (0.4)      --        --      --        (17.5)        --
      Other.........................      72.8       --     (0.7)      --        --      --         (3.3)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total U.S. corporate..........     745.1      0.6    (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      76.4       --     (0.5)    10.0        --      --        (20.0)        --
      Energy........................     101.6     (0.3)    (6.1)      --      (4.7)     --        (20.4)        --
      Finance and insurance.........      78.1      2.4     (1.7)      --        --      --        (21.4)        --
      Consumer--non-cyclical........      39.1       --     (2.0)     9.0        --      --        (10.7)        --
      Technology and
       communications...............        --       --     (0.5)     8.0        --      --           --         --
      Industrial....................      50.3       --     (1.0)     1.0        --      --         (4.0)        --
      Capital goods.................      72.6       --     (2.2)      --        --      --         (5.0)        --
      Consumer--cyclical............      15.8       --     (0.4)      --        --      --           --       15.0
      Transportation................      31.9       --     (0.3)      --        --      --         (8.0)        --
      Other.........................      27.6       --      0.7       --        --      --         (0.7)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total non-U.S. corporate......     493.4      2.1    (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Residential mortgage-backed......      12.9     (0.2)    (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed.......       1.0       --     (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed...............     553.4     (1.1)     1.8     54.0    (172.4)     --        (75.9)      74.9
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,810.9      1.4    (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
Equity securities...................      15.9       --     (0.1)      --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      14.3    (23.1)      --     37.1        --      --           --         --
    Limited guarantee...............       5.2     (1.4)      --       --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
    Total derivative assets.........      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total other invested assets......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      10.9      1.2       --       --        --     2.0           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Total Level 3 assets................  $1,857.2   $(21.9)  $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                      ========   ======   ======   ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                     Ending    included in
                                                    balance      net loss
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2015      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and political
    subdivisions....................   $  (5.1)     $     --      $  --
   U.S. corporate:
      Utilities.....................        --         203.3         --
      Energy........................        --          72.2         --
      Finance and insurance.........      (8.0)        175.2        0.5
      Consumer--non-cyclical........     (10.1)         24.8         --
      Industrial....................        --           8.9         --
      Capital goods.................        --          35.8        0.1
      Consumer--cyclical............     (48.5)         86.5         --
      Transportation................     (11.5)         39.0         --
      Other.........................        --          68.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (78.1)        714.5        0.6
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          65.9         --
      Energy........................        --          70.1       (0.3)
      Finance and insurance.........      (1.5)         55.9         --
      Consumer--non-cyclical........        --          35.4         --
      Technology and
       communications...............        --           7.5         --
      Industrial....................     (16.3)         30.0         --
      Capital goods.................        --          65.4         --
      Consumer--cyclical............     (25.2)          5.2         --
      Transportation................        --          23.6         --
      Other.........................        --          27.6         --
                                       -------      --------      -----
      Total non-U.S. corporate......     (43.0)        386.6       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed.......     (13.5)          5.6         --
   Other asset-backed...............     (46.1)        388.6       (1.6)
                                       -------      --------      -----
   Total fixed maturity securities..    (195.8)      1,525.4       (1.5)
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          28.3       (2.6)
    Limited guarantee...............        --           3.8       (1.4)
                                       -------      --------      -----
    Total derivative assets.........        --          32.1       (4.0)
                                       -------      --------      -----
   Total other invested assets......        --          32.1       (4.0)
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          14.1        1.2
                                       -------      --------      -----
Total Level 3 assets................   $(195.8)     $1,587.4      $(4.3)
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


                                              Total realized and
                                              unrealized gains
                                   Beginning      (losses)
                                    balance   ----------------
                                     as of    Included                                                    Transfer
                                   January 1,  in net   Included                                            into
(Amounts in millions)                 2014      loss     in OCI  Purchases  Sales  Issuances Settlements Level 3/(1)/
---------------------              ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   State and political
    subdivisions..................  $     --   $   --    $ 0.1    $  5.0   $   --    $ --      $    --     $   --
   Non-U.S. government............      10.9       --      0.1        --       --      --           --         --
   U.S. corporate:
      Utilities...................     192.4     (0.1)     3.8        --       --      --         (3.4)      17.9
      Energy......................     100.7     (0.1)     0.4        --       --      --         (1.1)        --
      Finance and insurance.......      58.6      1.0      0.8      10.8     (0.8)     --         (2.8)      53.1
      Consumer--
       non-cyclical...............      56.0      2.1     (2.7)       --       --      --        (18.6)      10.0
      Technology and
       communications.............      10.7      0.1      0.4        --    (10.1)     --         (1.1)        --
      Industrial..................       8.8      0.9     (0.1)       --       --      --         (7.7)       0.1
      Capital goods...............      18.2      0.1      0.5       8.0       --      --           --        5.5
      Consumer--cyclical..........     131.1       --      1.6      12.0       --      --        (20.5)        --
      Transportation..............      80.3       --     (0.6)     10.0       --      --         (5.0)        --
      Other.......................      74.3       --      3.2       8.3       --      --         (3.1)       0.1
                                    --------   ------    -----    ------   ------    ----      -------     ------
      Total U.S. corporate........     731.1      4.0      7.3      49.1    (10.9)     --        (63.3)      86.7
                                    --------   ------    -----    ------   ------    ----      -------     ------
   Non-U.S. corporate:
      Utilities...................      54.8       --      1.7      16.0       --      --           --        3.9
      Energy......................      98.3       --     (4.7)     22.0       --      --        (19.1)       5.1
      Finance and insurance.......      62.7      0.1      0.2      10.0       --      --         (0.2)       5.3
      Consumer--
       non-cyclical...............      66.8      0.2      0.9        --       --      --        (28.8)        --
      Industrial..................      49.3       --      1.1        --       --      --           --         --
      Capital goods...............      77.7      0.7     (1.6)     15.0    (13.0)     --        (10.7)       4.5
      Consumer--cyclical..........      18.6       --      0.3        --       --      --         (3.0)        --
      Transportation..............      47.6       --     (0.7)       --       --      --        (15.0)        --
      Other.......................      40.1       --     (5.5)       --       --      --        (17.0)      10.0
                                    --------   ------    -----    ------   ------    ----      -------     ------
      Total non-U.S.
       corporate..................     515.9      1.0     (8.3)     63.0    (13.0)     --        (93.8)      28.8
                                    --------   ------    -----    ------   ------    ----      -------     ------
   Residential
    mortgage-backed...............       4.9     (0.1)     0.2      15.5       --      --         (4.0)        --
   Commercial
    mortgage-backed...............       2.3       --      0.5        --       --      --         (1.6)        --
   Other asset-backed.............     390.2      0.7      2.3     112.1       --      --        (50.0)     103.5
                                    --------   ------    -----    ------   ------    ----      -------     ------
   Total fixed maturity
    securities....................   1,655.3      5.6      2.2     244.7    (23.9)     --       (212.7)     219.0
                                    --------   ------    -----    ------   ------    ----      -------     ------
Equity securities.................      20.7       --      0.2        --     (5.0)     --           --         --
                                    --------   ------    -----    ------   ------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options..........      10.9    (28.0)      --      31.4       --      --           --         --
    Limited guarantee.............        --      5.2       --        --       --      --           --         --
                                    --------   ------    -----    ------   ------    ----      -------     ------
      Total derivative assets.....      10.9    (22.8)      --      31.4       --      --           --         --
                                    --------   ------    -----    ------   ------    ----      -------     ------
   Total other invested assets....      10.9    (22.8)      --      31.4       --      --           --         --
                                    --------   ------    -----    ------   ------    ----      -------     ------
Reinsurance recoverable/(2)/......      (0.7)     9.3       --        --       --     2.3           --         --
                                    --------   ------    -----    ------   ------    ----      -------     ------
Total Level 3 assets..............  $1,686.2   $ (7.9)   $ 2.4    $276.1   $(28.9)   $2.3      $(212.7)    $219.0
                                    ========   ======    =====    ======   ======    ====      =======     ======

                                                             Total gains
                                                               (losses)
                                                   Ending    included in
                                                  balance      net loss
                                    Transfer       as of     attributable
                                     out of     December 31,  to assets
(Amounts in millions)              Level 3/(1)/     2014      still held
---------------------              -----------  ------------ ------------
Fixed maturity securities:
   State and political
    subdivisions..................   $   --       $    5.1      $   --
   Non-U.S. government............    (11.0)            --          --
   U.S. corporate:
      Utilities...................    (11.3)         199.3        (0.1)
      Energy......................    (16.1)          83.8        (0.1)
      Finance and insurance.......     (3.2)         117.5         0.8
      Consumer--
       non-cyclical...............       --           46.8          --
      Technology and
       communications.............       --             --          --
      Industrial..................     (2.0)            --          --
      Capital goods...............       --           32.3         0.1
      Consumer--cyclical..........       --          124.2          --
      Transportation..............    (16.3)          68.4          --
      Other.......................    (10.0)          72.8          --
                                     ------       --------      ------
      Total U.S. corporate........    (58.9)         745.1         0.7
                                     ------       --------      ------
   Non-U.S. corporate:
      Utilities...................       --           76.4          --
      Energy......................       --          101.6          --
      Finance and insurance.......       --           78.1         0.1
      Consumer--
       non-cyclical...............       --           39.1          --
      Industrial..................     (0.1)          50.3          --
      Capital goods...............       --           72.6          --
      Consumer--cyclical..........     (0.1)          15.8          --
      Transportation..............       --           31.9          --
      Other.......................       --           27.6          --
                                     ------       --------      ------
      Total non-U.S.
       corporate..................     (0.2)         493.4         0.1
                                     ------       --------      ------
   Residential
    mortgage-backed...............     (3.6)          12.9          --
   Commercial
    mortgage-backed...............     (0.2)           1.0          --
   Other asset-backed.............     (5.4)         553.4         0.5
                                     ------       --------      ------
   Total fixed maturity
    securities....................    (79.3)       1,810.9         1.3
                                     ------       --------      ------
Equity securities.................       --           15.9          --
                                     ------       --------      ------
Other invested assets:
   Derivative assets:
    Equity index options..........       --           14.3       (24.6)
    Limited guarantee.............       --            5.2         5.2
                                     ------       --------      ------
      Total derivative assets.....       --           19.5       (19.4)
                                     ------       --------      ------
   Total other invested assets....       --           19.5       (19.4)
                                     ------       --------      ------
Reinsurance recoverable/(2)/......       --           10.9         9.3
                                     ------       --------      ------
Total Level 3 assets..............   $(79.3)      $1,857.2      $ (8.8)
                                     ======       ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following table presents the gains and losses included in net loss from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                         2016  2015    2014
---------------------                                                         ---- ------  ------
Total realized and unrealized gains (losses) included in net loss:
   Net investment income..................................................... $4.7 $  4.1  $  5.5
   Net investment gains (losses).............................................  1.9  (26.0)  (13.4)
                                                                              ---- ------  ------
       Total................................................................. $6.6 $(21.9) $ (7.9)
                                                                              ==== ======  ======
Total gains (losses) included in net loss attributable to assets still held:
   Net investment income..................................................... $0.3 $  1.2  $  1.3
   Net investment gains (losses).............................................  6.3   (5.5)  (10.1)
                                                                              ---- ------  ------
       Total................................................................. $6.6 $ (4.3) $ (8.8)
                                                                              ==== ======  ======

   The amount presented for unrealized gains (losses) included in net loss for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following table presents a summary of the significant unobservable inputs used for certain asset fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2016:

                                         Valuation
(Amounts in millions)                    technique    Fair value Unobservable input       Range       Weighted-average
---------------------                 --------------- ---------- ------------------ ----------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities..................... Internal models   $242.2     Credit spreads    92bps - 405bps        140bps
       Energy........................ Internal models     16.9     Credit spreads    109bps - 226bps       196bps
       Finance and insurance......... Internal models    162.5     Credit spreads    100bps - 370bps       191bps
       Consumer--non-cyclical........ Internal models     28.7     Credit spreads    148bps - 247bps       206bps
       Capital goods................. Internal models     31.5     Credit spreads    79bps - 257bps        169bps
       Consumer--cyclical............ Internal models     55.4     Credit spreads    79bps - 296bps        207bps
       Transportation................ Internal models     56.6     Credit spreads    79bps - 175bps        139bps
       Other......................... Internal models     59.7     Credit spreads    89bps - 173bps        109bps
                                                        ------
       Total U.S. corporate.......... Internal models   $653.5     Credit spreads    79bps - 405bps        161bps
----------------------------------------------------------------------------------------------------------------------
    Non-U.S. corporate:
       Utilities..................... Internal models   $ 75.7     Credit spreads     101bps - 156bps      126bps
       Energy........................ Internal models     35.8     Credit spreads     117bps - 148bps      139bps
       Finance and insurance......... Internal models     44.9     Credit spreads    138bps - 223bps       148bps
       Consumer--non-cyclical........ Internal models     33.7     Credit spreads    162bps - 232bps       199bps
       Technology and
        communications............... Internal models     12.5     Credit spreads    162bps - 274bps       211bps
       Industrial.................... Internal models     16.3     Credit spreads    117bps - 226bps       186bps
       Capital goods................. Internal models     35.0     Credit spreads    137bps - 186bps       160bps
       Consumer--cyclical............ Internal models      4.7     Credit spreads        121bps        Not applicable
       Transportation................ Internal models     28.0     Credit spreads    100bps - 250bps       133bps
       Other......................... Internal models      2.8     Credit spreads       1,000bps       Not applicable
                                                        ------
       Total non-U.S. corporate...... Internal models   $289.4     Credit spreads   100bps - 1,000bps      160bps
----------------------------------------------------------------------------------------------------------------------
    Derivative assets:
       Equity index options..........   Discounted                  Equity index
                                        cash flows      $ 72.0       volatility         --% - 26%            17%
----------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2016
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1) /................. $261.0   $--    $ --   $261.0
       Fixed index annuity embedded derivatives........  341.0    --      --    341.0
       Indexed universal life embedded derivatives.....   11.5    --      --     11.5
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  613.5    --      --    613.5
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity return swaps.............................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $614.6   $--    $1.1   $613.5
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                     2015
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $305.1   $--    $ --   $305.1
       Fixed index annuity embedded derivatives........  338.6    --      --    338.6
       Indexed universal life embedded derivatives.....   10.0    --      --     10.0
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  653.7    --      --    653.7
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Interest rate swaps.............................    0.2    --     0.2       --
       Equity index options............................    0.3    --      --      0.3
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.5    --     0.2      0.3
                                                        ------   ---    ----   ------
          Total liabilities............................ $654.2   $--    $0.2   $654.0
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                           Total realized
                                           and unrealized
                               Beginning   (gains) losses                                                               Ending
                                balance   -----------------                                                            balance
                                 as of    Included                                                 Transfer Transfer    as of
                               January 1,  in net  Included                                          into    out of  December 31,
(Amounts in millions)             2016      loss    in OCI  Purchases Sales  Issuances Settlements Level 3  Level 3      2016
---------------------          ---------- -------- -------- --------- -----  --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $305.1    $(71.1)   $--      $ --    $  --    $27.0     $   --      $--      $--       $261.0
    Fixed index annuity
     embedded
     derivatives..............    338.6      22.0     --        --       --     10.3      (29.9)      --       --        341.0
    Indexed universal life
     embedded
     derivatives..............     10.0      (9.7)    --        --       --     11.2         --       --       --         11.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total policyholder
     account balances.........    653.7     (58.8)    --        --       --     48.5      (29.9)      --       --        613.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Derivative liabilities:
    Equity index options......      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total derivative
     liabilities..............      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Total Level 3 liabilities.....   $654.0    $(59.1)   $--      $0.1    $(0.1)   $48.5     $(29.9)     $--      $--       $613.5
                                 ======    ======    ===      ====    =====    =====     ======      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                  net loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(65.8)
    Fixed index annuity
     embedded
     derivatives..............       22.0
    Indexed universal life
     embedded
     derivatives..............       (9.7)
                                   ------
    Total policyholder
     account balances.........      (53.5)
                                   ------
Derivative liabilities:
    Equity index options......         --
                                   ------
    Total derivative
     liabilities..............         --
                                   ------
Total Level 3 liabilities.....     $(53.5)
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                           Total realized
                                           and unrealized
                               Beginning   (gains) losses                                                              Ending
                                balance   -----------------                                                           balance
                                 as of    Included                                                Transfer Transfer    as of
                               January 1,  in net  Included                                         into    out of  December 31,
(Amounts in millions)             2015      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2015
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $251.7    $22.8     $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives..............    270.2      7.1      --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal life
     embedded
     derivatives..............      6.7     (6.5)     --        --      --      9.8         --       --       --         10.0
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account balances.........    528.6     23.4      --        --      --    106.2       (4.5)      --       --        653.7
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
Derivative liabilities:
    Equity index options......       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total derivative
     liabilities..............       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3 liabilities.....   $528.6    $23.9     $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                                 ======    =====     ===       ===     ===   ======      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                  net loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $26.3
    Fixed index annuity
     embedded
     derivatives..............       7.1
    Indexed universal life
     embedded
     derivatives..............      (6.5)
                                   -----
    Total policyholder
     account balances.........      26.9
                                   -----
Derivative liabilities:
    Equity index options......       0.5
                                   -----
    Total derivative
     liabilities..............       0.5
                                   -----
Total Level 3 liabilities.....     $27.4
                                   =====

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


                                           Total realized
                                           and unrealized
                               Beginning/  (gains) losses                                                              Ending
                                /balance  -----------------                                                           balance
                                 as of    Included                                                Transfer Transfer    as of
                               January 1,  in net  Included                                         into    out of  December 31,
(Amounts in millions)             2014      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2014
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1) /........   $ 82.8    $136.2    $--       $--     $--   $ 32.7      $  --      $--      $--       $251.7
    Fixed index annuity
     embedded
     derivatives..............    136.8      26.8     --        --      --    108.1       (1.5)      --       --        270.2
    Indexed universal life
     embedded
     derivatives..............      0.2       1.0     --        --      --      5.5         --       --       --          6.7
                                 ------    ------    ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account balances.........    219.8     164.0     --        --      --    146.3       (1.5)      --       --        528.6
                                 ------    ------    ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3 liabilities.....   $219.8    $164.0    $--       $--     $--   $146.3      $(1.5)     $--      $--       $528.6
                                 ======    ======    ===       ===     ===   ======      =====      ===      ===       ======

                               Total (gains)/
                                  /losses/
                                /included in
                                  net loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          ---------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1) /........     $137.9
    Fixed index annuity
     embedded
     derivatives..............       26.8
    Indexed universal life
     embedded
     derivatives..............        1.0
                                   ------
    Total policyholder
     account balances.........      165.7
                                   ------
Total Level 3 liabilities.....     $165.7
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following table presents the gains and losses included in net loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                               2016   2015   2014
---------------------                                                              ------  ----- ------
Total realized and unrealized (gains) losses included in net loss:
   Net investment income.......................................................... $   --  $  -- $   --
   Net investment (gains) losses..................................................  (59.1)  23.9  164.0
                                                                                   ------  ----- ------
       Total...................................................................... $(59.1) $23.9 $164.0
                                                                                   ======  ===== ======
Total (gains) losses included in net loss attributable to liabilities still held:
   Net investment income.......................................................... $   --  $  -- $   --
   Net investment (gains) losses..................................................  (53.5)  27.4  165.7
                                                                                   ------  ----- ------
       Total...................................................................... $(53.5) $27.4 $165.7
                                                                                   ======  ===== ======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net loss" in the tables presented above.

   The following table presents a summary of the significant unobservable inputs used for certain liability fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2016:

                                                 Valuation
(Amounts in millions)                            technique    Fair value   Unobservable input        Range     Weighted-average
---------------------                         --------------- ---------- ---------------------   ------------- ----------------
Liabilities
    Policyholder account balances:
                                                                               Withdrawal
                                                                               utilization
                                                                                  rate             38% - 82%          63%
                                                                              Lapse rate//         --% - 15%          4%
                                                                             Non-performance
                                                                         risk/ /(credit spreads) 40bps - 85bps       73bps
       GMWB embedded                          Stochastic cash                 Equity index
        derivatives/(1)/.....................   flow model      $261.0         volatility          16% - 24%          21%
-------------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded            Option budget                 Expected future
        derivatives..........................     method        $341.0      interest credited      --% - 3%           2%
-------------------------------------------------------------------------------------------------------------------------------
       Indexed universal life embedded         Option budget                 Expected future
        derivatives..........................     method        $ 11.5      interest credited       3% - 9%           5%
-------------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) Variable Interest and Securitization Entities

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As of December 31, 2015, we had total securitized assets of $46.8 million of other assets that were not required to be consolidated. As a result of a clean-up call exercised on the securitization entities during 2016, we no longer have any involvement with securitized assets in other assets as of December 31, 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   There has been no new asset securitization activity in 2016 or 2015.

(b) Securitization Entity Required To Be Consolidated

   For VIEs related to asset securitization transactions, we previously consolidated one securitization entity as a result of our involvement in the entity's design or having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was consolidated was backed by commercial mortgage loans.

   For the commercial mortgage loan securitization entity, our primary economic interest represents the excess interest of the commercial mortgage loans and the subordinated notes of the securitization entity. During 2013, we exercised a clean up call and repurchased the loans and repaid the outstanding debt. Therefore, there was no activity in 2014, 2015 and 2016.

(16) Dividends and Capital Contributions

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2016, we are able to distribute $5.2 million in dividends in 2017 without obtaining regulatory approval. Based on statutory results as of December 31, 2016, we estimate our insurance subsidiaries could pay dividends of $25.4 million to us in 2017 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2017 at this level as they expect to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $80.4 million (none of which were deemed "extraordinary") and $8.3 million (none of which were deemed "extraordinary") during 2016 and 2014, respectively. Our life insurance subsidiaries did not pay any dividends during 2015.

   In 2015 and 2014, we declared and paid cash dividends of $40.5 million and $100.0 million, respectively, to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   There was no impact from these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus as of December 31, 2016. The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $113.1 million as of December 31, 2015. If permitted practices had not been used, no regulatory event would have been triggered.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for GLAIC and our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                    Years ended December 31,
                                                                   -------------------------
(Amounts in millions)                                                2016     2015     2014
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(276.2) $(284.5) $ 202.9
Captive life insurance subsidiaries...............................  (403.2)  (276.2)  (281.1)
                                                                   -------  -------  -------
   Combined statutory net loss.................................... $(679.4) $(560.7) $ (78.2)
                                                                   =======  =======  =======

                                                                          As of December 31,
                                                                          -----------------
(Amounts in millions)                                                       2016      2015
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,547.9  $1,704.8

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net loss and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $274.1 million and $671.2 million as of December 31, 2016 and 2015, respectively. Capital and surplus of our captive life reinsurance subsidiaries included surplus notes (non-recourse funding obligations) of Rivermont I as of December 31, 2016 and 2015 and River Lake I and River Lake II as of December 31, 2015, as further described in note 10.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2016 and 2015, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 564% and 596% of the company action level as of December 31, 2016 and 2015, respectively.

   As of December 31, 2016 and 2015, we established $65.2 million and $191.0 million, respectively, of additional statutory reserves resulting from updates to our universal life insurance products with secondary guarantees. In addition, we currently expect to record approximately $94.8 million of additional statutory reserves in each of the next two years.

   Prior to its dissolution in 2016, River Lake IV also prepared financial statements in accordance with local regulatory requirements in Bermuda. As of December 31, 2015, local statutory capital and surplus was $19.9 million. Local statutory net income (loss) was $55.4 million, $(0.8) million and $1.1 million for the years ended December 31, 2016, 2015 and 2014, respectively. The regulatory authorities in Bermuda generally established supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $19.4 million as of December 31, 2015.

(18) Segment Information

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2016:

                                                               U.S. Life            Corporate
(Amounts in millions)                                          Insurance   Runoff   and Other Consolidated
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $    13.2  $    0.4  $     --   $    13.6
Net investment income.........................................     655.8      21.7       9.0       686.5
Net investment gains (losses).................................      52.0     (10.6)    (14.5)       26.9
Policy fees and other income..................................   1,310.2     129.4       4.6     1,444.2
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   2,031.2     140.9      (0.9)    2,171.2
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,062.4      36.0        --     1,098.4
Interest credited.............................................     299.9       5.5        --       305.4
Acquisition and operating expenses, net of deferrals..........     493.9      43.6       5.1       542.6
Amortization of deferred acquisition costs and intangibles....     264.9      33.9        --       298.8
Interest expense..............................................      39.4        --      (0.2)       39.2
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,160.5     119.0       4.9     2,284.4
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (129.3)     21.9      (5.8)     (113.2)
Provision (benefit) for income taxes..........................     (41.2)      2.8       3.8       (34.6)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (88.1)     19.1      (9.6)      (78.6)
Equity in net income of unconsolidated subsidiary.............        --        --      37.5        37.5
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $   (88.1) $   19.1  $   27.9   $   (41.1)
                                                               =========  ========  ========   =========
Total assets.................................................. $23,549.9  $8,459.5  $1,229.2   $33,238.6
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2015:

                                                               U.S. Life            Corporate
(Amounts in millions)                                          Insurance   Runoff   and Other Consolidated
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   539.4  $    1.5  $     --   $   540.9
Net investment income.........................................     685.8      18.7       1.9       706.4
Net investment gains (losses).................................      (7.5)    (69.8)      2.5       (74.8)
Policy fees and other income..................................     653.4     146.3       4.4       804.1
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,871.1      96.7       8.8     1,976.6
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,159.8      36.0        --     1,195.8
Interest credited.............................................     313.3       5.6        --       318.9
Acquisition and operating expenses, net of deferrals..........     219.4      49.3       6.1       274.8
Amortization of deferred acquisition costs and intangibles....     633.5      36.6        --       670.1
Interest expense..............................................      94.4        --        --        94.4
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,420.4     127.5       6.1     2,554.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (549.3)    (30.8)      2.7      (577.4)
Benefit for income taxes......................................    (193.9)    (15.8)     (1.5)     (211.2)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (355.4)    (15.0)      4.2      (366.2)
Equity in net income of unconsolidated subsidiary.............        --        --      18.4        18.4
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (355.4) $  (15.0) $   22.6   $  (347.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $25,927.9  $8,846.3  $1,477.2   $36,251.4
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2014:

                                                               U.S. Life         Corporate
(Amounts in millions)                                          Insurance Runoff  and Other Consolidated
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  627.8  $  3.4    $  --     $  631.2
Net investment income.........................................    675.2    19.1      0.3        694.6
Net investment gains (losses).................................     32.0   (60.7)     0.6        (28.1)
Policy fess and other income..................................    643.3   164.1      4.4        811.8
                                                               --------  ------    -----     --------
   Total revenues.............................................  1,978.3   125.9      5.3      2,109.5
                                                               --------  ------    -----     --------
Benefits and other changes in policy reserves.................  1,097.8    35.6       --      1,133.4
Interest credited.............................................    306.7     6.6       --        313.3
Acquisition and operating expenses, net of deferrals..........    221.3    55.1      5.6        282.0
Amortization of deferred acquisition costs and intangibles....    144.2    47.7       --        191.9
Goodwill impairment...........................................    303.9      --       --        303.9
Interest expense..............................................     90.0      --     (0.5)        89.5
                                                               --------  ------    -----     --------
   Total benefits and expenses................................  2,163.9   145.0      5.1      2,314.0
                                                               --------  ------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................   (185.6)  (19.1)     0.2       (204.5)
Provision (benefit) for income taxes..........................     44.5   (23.5)    (9.5)        11.5
                                                               --------  ------    -----     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................   (230.1)    4.4      9.7       (216.0)
Equity in net income of unconsolidated subsidiary                    --      --      1.2          1.2
                                                               --------  ------    -----     --------
Net income (loss)............................................. $ (230.1) $  4.4    $10.9     $ (214.8)
                                                               ========  ======    =====     ========

(19) Commitments and Contingencies

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014

the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted GLAIC's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

   The West Virginia treasurer's office sued GLIC, GLAIC as well as other life insurers licensed in West Virginia regarding alleged violations of unclaimed property requirements for West Virginia policies. GLIC and GLAIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, GLIC, GLAIC and GLICNY are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine GLAIC, GLIC and GLICNY and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

   (b) Commitments

   As of December 31, 2016, we were committed to fund $6.0 million in limited partnership investments, $21.9 million in U.S. commercial mortgage loan investments and $13.1 million in private placement investments.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $249.5 million as of December 31, 2016.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2016 and 2015, the carrying value of our investment in GLICNY was $672.4 million and $613.1 million, respectively, and was included in other invested assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


   The tables below provide summarized financial information for GLICNY:

                                            As of December 31,
                                            -------------------
                (Amounts in millions)         2016      2015
                ---------------------       --------- ---------
                Total assets............... $11,762.3 $11,534.0
                Total liabilities.......... $ 9,813.3 $ 9,757.0
                Total stockholders' equity. $ 1,949.0 $ 1,777.0

                                          Years ended December 31,
                                          ------------------------
                  (Amounts in millions)    2016     2015    2014
                  ---------------------    ------  ------  ------
                  Net investment income.. $326.8   $321.1  $324.1
                  Total revenues......... $635.2   $564.0  $586.1
                  Net income............. $108.7   $ 53.3  $  3.6

(21) Changes in Accumulated Other Comprehensive Income (Loss)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2016........    $177.7         $68.3     $246.0
      OCI before reclassifications.......      64.2           6.0       70.2
      Amounts reclassified from (to) OCI.       0.2          (1.8)      (1.6)
                                             ------         -----     ------
      Current period OCI.................      64.4           4.2       68.6
                                             ------         -----     ------
   Balances as of December 31, 2016......    $242.1         $72.5     $314.6
                                             ======         =====     ======

--------
/(1) /Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2) /See note 4 for additional information.

                                             Net
                                          unrealized
                                          investment    Derivatives
                                            gains      qualifying as
  (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1) /Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2) /See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2016, 2015 and 2014


                                             Net
                                          unrealized
                                          investment    Derivatives
                                            gains       qualifying
  (Amounts in millions)                  (losses)/(1)/ as hedges/(2)/  Total
  ---------------------                  ------------  -------------  ------
  Balances as of January 1, 2014........    $154.4         $19.5      $173.9
     OCI before reclassifications.......     260.8          44.1       304.9
     Amounts reclassified from (to) OCI.     (14.6)           --       (14.6)
                                            ------         -----      ------
     Current period OCI.................     246.2          44.1       290.3
                                            ------         -----      ------
  Balances as of December 31, 2014......    $400.6         $63.6      $464.2
                                            ======         =====      ======

--------
/(1) /Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2) /See note 4 for additional information.

The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                           Amount reclassified from accumulated
                                           other comprehensive income (loss)
                                           ------------------------------------
                                           Years ended December 31,                  Affected line item in the
                                           ------------------------------------       consolidated statements
(Amounts in millions)                       2016        2015         2014                  of operations
---------------------                        -----       ------       ------    -------------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/..................... $ 0.3       $(10.3)      $(22.4)        Net investment (gains) losses
   (Provision) benefit for income taxes...  (0.1)         3.6          7.8      (Provision) benefit for income taxes
                                             -----       ------       ------
   Total.................................. $ 0.2       $ (6.7)      $(14.6)
                                             =====       ======       ======
Derivatives qualifying as hedges:
   Investment in unconsolidated                                                       Equity in net income of
     subsidiary........................... $(2.7)      $ (0.9)      $ (0.2)          unconsolidated subsidiary
   (Provision) benefit for income taxes...   0.9          0.3          0.2      (Provision) benefit for income taxes
                                             -----       ------       ------
   Total.................................. $(1.8)      $ (0.6)      $   --
                                             =====       ======       ======

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

(22) Sale of Business

   In 2016, Genworth completed the sale of its term life insurance new business platform to Pacific Life Insurance Company. The sale primarily included a building we owned in Lynchburg, Virginia and software. We received cash proceeds of $18.0 million and recorded a pre-tax gain of approximately
$1.0 million related to this sale.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of GE Life & Annuity Separate
           Account 4. Previously filed on April 28, 2000 with Post-Effective
           Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of Life Of Virginia Separate
           Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (1)(b)    Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of GE Life and Annuity
           Assurance Company to Genworth Life and Annuity Insurance Company.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (1)(b)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name GE Life & Annuity Separate
           Account 4 to Genworth Life & Annuity VA Separate Account 1.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 1, 2001 between GE Life and
           Annuity Assurance Company and Capital Brokerage Corporation.
           Previously filed on September 13, 2002 with Post-Effective No. 4 to
           Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-47732.

    (b)    Dealer Sales Agreement. Previously filed on September 13, 2002 with
           Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-47732.

 (4)       Form of contract. Previously filed on June 21, 2002 with
           Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-47732.

 (4)(a)    GE Life and Annuity Assurance Company Guarantee Account Rider.
           Previously filed on June 24, 2003 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-47732.

 (4)(b)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
           Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (4)(b)(i) Guaranteed Income Rider. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (4)(c)(i) Payment Protection Rider. Previously filed on February 23, 2004 with
           Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-47732.

 (4)(c)(ii)  Payment Protection with Commutation Immediate and Deferred Variable
             Annuity Rider. Previously filed on September 1, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(d)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
             February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(e)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 29, 2005 with Post-Effective Amendment No. 18 to Form
             N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-47732.

 (4)(e)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(e)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(v) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(f)(i) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(f)(ii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 1, Registration No. 333-47732.

 (5)         Form of Application. Previously filed on April 27, 2006 with
             Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
             Annuity Insurance Company. Previously filed on January 3, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-31172.

    (b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-31172.

 (7)         Reinsurance Agreements. Previously filed on April 30, 2004 with Post
             Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-47732.

 (7)(a)      Reinsurance Agreements. Previously filed on April 26, 2010 with
             Post-Effective Amendment No. 37 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(a)(i)   Amended and Restated Fund Participation Agreement among Variable
             Insurance Products Funds, Fidelity Distributors Corporation and
             Genworth Life and Annuity Insurance Company. Previously filed on
             April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and GE Life and Annuity Assurance
            Company. Previously filed with Post-Effective Amendment No. 9 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

    (c)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company, Genworth Variable Insurance Trust and Genworth
            Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 35 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
            Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
            4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-47732.

    (f)     [Reserved.]

    (g)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (h)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-47732.

    (i)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed with
            Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (j)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (j)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

    (k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (p)    [Reserved.]

    (q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

    (r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

    (t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

    (v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (x)    [Reserved.]

    (y)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (y)(i) Amendment to Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (z)    Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 40 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (aa) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10) Consents of Independent Registered Public Accounting Firm. Filed herewith.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13) Schedule Showing Computation for Performance Data. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (14)      Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor


David O'Leary             Director, President and Chief Executive Officer
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
Paul A. Haley             Director and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Jeffrey S. Wright         Senior Vice President and Chief Financial Officer
Matthew P. Keppler        Senior Vice President and Chief Actuary
Elena K. Edwards          Senior Vice President
Kelly L. Groh(1)          Senior Vice President
Matthew D. Farney(1)      Vice President and Controller
Lisa J. Baldyga(1)        Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 4,270 owners of Qualified Contracts and 4,032 owners of Non-Qualified Contracts as of March 15, 2017.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


       Name                Address           Positions and Offices with Underwriter
       ----                 -------          --------------------------------------
Paul A. Haley....... 6610 W. Broad St.     Director, Chairperson of the Board,
                     Richmond, VA 23230    President and Chief Executive Officer
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
Scott R. Reeks...... 6610 W. Broad St.     Director and Senior Vice President
                     Richmond, VA 2320
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
James J. Namorato... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230

         Name                Address        Positions and Offices with Underwriter
         ----                 -------       --------------------------------------
Lisa J. Baldyga........ 6620 W. Broad St.     Vice President and Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230


   (c)


                                     (2)
            (1)                Net Underwriting       (3)            (4)
          Name of               Discounts and     Compensation    Brokerage      (5)
    Principal Underwriter        Commissions     on Redemption   Commissions Compensation
    ---------------------      ----------------   -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable    Not Applicable      10%     $42.6 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April 2017.


                                             GENWORTH LIFE & ANNUITY VA
                                             SEPARATE ACCOUNT 1   (REGISTRANT)

                                             By:       /S/  PAUL A. HALEY
                                                  ------------------------------
                                                          Paul A. Haley
                                                      Senior Vice President

                                             GENWORTH LIFE AND ANNUITY
                                               INSURANCE COMPANY (DEPOSITOR)

                                             By:       /S/  PAUL A. HALEY
                                                  ------------------------------
                                                          Paul A. Haley
                                                      Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Name                          Title                   Date
            ----                         -----                   ----

    /S/  DAVID O'LEARY*      Director, President and Chief  April 26, 2017
       David O'Leary           Executive Officer

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 26, 2017
   Daniel J. Sheehan, IV       President and Chief
                               Investment Officer

    /S/  PAUL A. HALEY       Director and Senior Vice       April 26, 2017
       Paul A. Haley           President

 /S/  GREGORY S. KARAWAN*    Director                       April 26, 2017
    Gregory S. Karawan

 /S/  THOMAS J. MCINERNEY*   Director, Chairperson of the   April 26, 2017
    Thomas J. McInerney        Board and Senior Vice
                               President

  /S/  JEFFREY S. WRIGHT*    Senior Vice President and      April 26, 2017
     Jeffrey S. Wright         Chief Financial Officer

  /S/  MATTHEW D. FARNEY*    Vice President and Controller  April 26, 2017
     Matthew D. Farney



*By:  /S/  PAUL A. HALEY  , pursuant to Power of                 April 26, 2017
        Paul A. Haley       Attorney executed on March 31, 2017.